Schedule of Investments (unaudited)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,084,864
4.87%, 05/15/28	6,840	6,797,589
Class A, 4.95%, 10/15/27	15,000	14,916,295
Americredit Automobile Receivables Trust 2023-15.62%, 11/18/27	8,210	8,185,916
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	23,416,045
BMW Vehicle Lease Trust
5.99%, 09/25/26	3,240	3,264,765
5.98%, 02/25/27	14,500	14,591,612
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	11,000	9,361,400
CarMax Auto Owner Trust4.65%, 01/16/29	8,300	8,156,962
Discover Card Execution Note Trust 3.56%, 07/15/27	18,000	17,481,097
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,615,426
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27	3,261	3,046,310
Exeter Automobile Receivables Trust 2023-15.82%, 02/15/28	11,180	11,037,738
GM Financial Automobile Leasing Trust5.16%, 01/20/27	21,771	21,601,152
GM Financial Consumer Automobile Receivables Trust
1.51%, 04/17/28	2,940	2,718,089
4.47%, 02/16/28	6,667	6,565,799
4.43%, 10/16/28	13,000	12,703,391
5.78%, 08/16/28	6,090	6,165,737
5.71%, 02/16/29	9,710	9,854,093
GM Financial Consumer Automobile Receivables Trust 2023-1
4.66%, 02/16/28	18,560	18,300,854
4.59%, 07/17/28	3,500	3,439,433
Hyundai Auto Receivables Trust
5.39%, 06/15/27	11,045	11,031,158
4.58%, 04/15/27	6,600	6,506,162
4.48%, 07/17/28	13,000	12,750,148
5.48%, 04/17/28	30,000	30,121,103
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	16,694,895
Series 2021-3, Class C, 0.95%, 09/15/27 (Call 05/15/25)	6,649	6,574,058
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	27,989,471
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,714,344
5.01%, 01/22/30	6,000	5,953,594
Total Asset-Backed Securities — 0.3%
(Cost: $351,635,639)		345,639,500

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64	7,260	5,757,311
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	5,000	4,732,838
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	15,310	13,063,437
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	$6,500	$5,450,619
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	23,610	18,869,482
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,364,220
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,158,119
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	1,468	1,415,484
BBCMS Mortgage Trust
5.45%, 04/15/56	7,710	7,584,447
6.00%, 09/15/56	18,820	19,250,565
6.80%, 11/15/56	3,970	4,304,266
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	18,450	17,245,431
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	8,750	7,580,063
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	10,000	8,424,648
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	16,670	13,472,255
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,556,861
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,237,555
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55(a)	3,160	3,166,667
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	18,590	15,087,933
Benchmark Mortgage Trust Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 02/15/28)(a)	10,616	9,752,312
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	7,000	6,498,103
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	6,150	5,744,813
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 11/15/28)(a)	10,093	9,457,937
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	15,649,469
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	20,650	18,315,637
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 06/15/29)	20,000	17,587,305
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	2,700	1,738,445
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	7,000	5,478,957
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	8,616	6,705,426
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	25,000	18,949,433
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	9,849,733
BMO Mortgage Trust
5.96%, 09/15/56	30,000	30,528,778
7.24%, 11/15/56	11,200	11,583,611
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 10/10/24)	1,681	1,663,109
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 10/10/24)	5,209	4,952,165

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	$1,815	$1,792,934
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	17,730	16,712,913
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,379,532
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	13,900	12,966,984
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	20,020	18,640,988
COMM Mortgage Trust
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	10,000	9,790,532
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 03/10/24)	4,598	4,575,744
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	12,887	12,715,437
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	2,892,430
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	16,287,297
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	2,750	2,649,157
Series 2015-DC1, Class C, 4.44%, 02/10/48 (Call 02/10/25)(a)	3,000	2,332,582
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	15,500	14,902,674
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	9,650	9,340,483
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	7,621,611
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 02/10/26)	4,000	3,815,601
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	10,000	9,620,335
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	16,769,762
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	5,200	4,865,723
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	27,000	25,061,257
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	8,493,603
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 08/10/26)	1,000	914,868
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 11/25/32(a)	17,795	16,243,488
4.20%, 05/25/33	48,000	45,140,233
4.28%, 07/25/30	10,500	10,099,100
4.35%, 01/25/33(a)	33,140	31,563,994
Federal National Mortgage Association, 4.19%, 07/25/28	20,000	19,364,063
Freddie Mac Multifamily Structured Pass Through Certificates
3.82%, 12/25/32(a)	21,500	19,671,425
4.25%, 04/25/33	40,000	37,779,332
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	16,318	16,091,081
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	6,000	5,845,925
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	$10,000	$9,528,671
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	13,000	11,654,723
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,719,070
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	3,000	2,791,412
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	2,500	2,293,762
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	3,800	3,395,600
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.13%, 07/15/46 (Call 06/15/28)(a)	967	917,182
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	4,772,718
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,777,176
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	7,275	6,965,732
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	17,025	16,272,683
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	16,420	15,445,796
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,818,520
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	8,941,289
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,332,616
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	12,000	11,064,824
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	21,700	20,176,576
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	700	650,586
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	7,660	6,789,542
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	604,570
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	16,732,851
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	10,430	8,306,214
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	16,685,796
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	3,653,022
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	8,500	8,193,532
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	4,797,623
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	10,856	10,382,745
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	6,480	5,316,975

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	$17,680	$13,931,248
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	4,174,848
		975,206,424
Total Collaterized Mortgage Obligations — 1.0%
(Cost: $1,082,511,848)		975,206,424

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	2,598	2,106,276
3.38%, 03/01/41 (Call 09/01/40)	2,172	1,516,543
4.65%, 10/01/28 (Call 07/01/28)	1,991	1,921,549
4.75%, 03/30/30 (Call 12/30/29)	2,683	2,552,538
5.38%, 06/15/33 (Call 03/15/33)	1,558	1,516,913
5.40%, 10/01/48 (Call 04/01/48)	1,750	1,535,381
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,792	2,340,090
2.60%, 08/01/31 (Call 05/01/31)	4,349	3,593,319
3.60%, 04/15/26 (Call 01/15/26)	6,835	6,591,971
4.20%, 06/01/30 (Call 03/01/30)	2,712	2,530,762
		26,205,342
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/24)	11,840	11,063,965
2.25%, 06/15/26 (Call 03/15/26)	4,484	4,146,793
2.60%, 10/30/25 (Call 07/30/25)	2,988	2,824,769
2.70%, 02/01/27 (Call 12/01/26)	5,435	5,021,426
2.75%, 02/01/26 (Call 01/01/26)	1,805	1,708,376
2.80%, 03/01/27 (Call 12/01/26)	2,773	2,560,091
2.95%, 02/01/30 (Call 11/01/29)	5,574	4,862,006
3.10%, 05/01/26 (Call 03/01/26)	4,941	4,694,392
3.20%, 03/01/29 (Call 12/01/28)	4,031	3,649,235
3.25%, 02/01/28 (Call 12/01/27)	1,700	1,578,122
3.25%, 03/01/28 (Call 12/01/27)	2,514	2,304,670
3.25%, 02/01/35 (Call 11/01/34)	2,814	2,260,955
3.38%, 06/15/46 (Call 12/15/45)	1,558	1,068,972
3.45%, 11/01/28 (Call 08/01/28)	2,468	2,260,970
3.50%, 03/01/39 (Call 09/01/38)	2,279	1,714,285
3.55%, 03/01/38 (Call 09/01/37)	1,333	1,026,250
3.60%, 05/01/34 (Call 02/01/34)	3,186	2,703,780
3.63%, 02/01/31 (Call 11/01/30)	1,582	1,422,667
3.63%, 03/01/48 (Call 09/01/47)	1,973	1,358,803
3.65%, 03/01/47 (Call 09/01/46)	1,701	1,161,466
3.75%, 02/01/50 (Call 08/01/49)	5,193	3,773,926
3.83%, 03/01/59 (Call 09/01/58)	2,137	1,465,070
3.85%, 11/01/48 (Call 05/01/48)	1,989	1,439,977
3.90%, 05/01/49 (Call 11/01/48)	3,401	2,523,232
3.95%, 08/01/59 (Call 02/01/59)	4,148	2,952,265
4.88%, 05/01/25 (Call 04/01/25)	11,972	11,850,243
5.04%, 05/01/27 (Call 03/01/27)	7,534	7,483,130
5.15%, 05/01/30 (Call 02/01/30)	13,258	13,143,899
5.71%, 05/01/40 (Call 11/01/39)	8,747	8,614,462
5.81%, 05/01/50 (Call 11/01/49)	20,341	19,833,746
5.88%, 02/15/40	1,858	1,843,453
5.93%, 05/01/60 (Call 11/01/59)	11,770	11,413,581
6.13%, 02/15/33	1,773	1,845,584
6.63%, 02/15/38	1,244	1,318,053
Security	Par (000)	Value

Aerospace & Defense (continued)
6.88%, 03/15/39	$2,611	$2,847,150
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,250	2,966,859
2.13%, 08/15/26 (Call 05/15/26)	3,698	3,439,542
2.25%, 06/01/31 (Call 03/01/31)	1,825	1,523,164
2.63%, 11/15/27 (Call 08/15/27)	2,459	2,259,619
2.85%, 06/01/41 (Call 12/01/40)	3,074	2,210,191
3.25%, 04/01/25 (Call 03/01/25)	3,829	3,735,436
3.50%, 05/15/25 (Call 03/15/25)	2,902	2,836,284
3.50%, 04/01/27 (Call 02/01/27)	2,407	2,306,049
3.60%, 11/15/42 (Call 05/14/42)	1,093	857,435
3.63%, 04/01/30 (Call 01/01/30)	4,697	4,368,981
3.75%, 05/15/28 (Call 02/15/28)	4,583	4,390,830
4.25%, 04/01/40 (Call 10/01/39)	2,954	2,597,195
4.25%, 04/01/50 (Call 10/01/49)	3,605	3,106,712
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	1,160	1,158,030
5.35%, 08/01/33 (Call 05/01/33)	1,070	1,047,136
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,915	1,824,169
4.95%, 08/15/25 (Call 05/15/25)	1,707	1,686,299
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,220	2,536,409
2.90%, 12/15/29 (Call 09/15/29)	2,886	2,519,764
3.83%, 04/27/25 (Call 01/27/25)	3,136	3,061,815
3.85%, 12/15/26 (Call 09/15/26)	4,302	4,155,863
4.40%, 06/15/28 (Call 03/15/28)	7,007	6,776,924
4.85%, 04/27/35 (Call 10/27/34)	1,666	1,565,847
5.05%, 04/27/45 (Call 10/27/44)	1,743	1,587,719
5.40%, 01/15/27	3,785	3,815,486
5.40%, 07/31/33 (Call 04/30/33)	4,040	4,028,745
5.60%, 07/31/53 (Call 01/31/53)	1,100	1,090,775
6.15%, 12/15/40	2,260	2,331,744
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,890	1,562,924
2.80%, 06/15/50 (Call 12/15/49)	3,933	2,587,421
3.55%, 01/15/26 (Call 10/15/25)	4,833	4,711,791
3.60%, 03/01/35 (Call 09/01/34)	2,063	1,801,085
3.80%, 03/01/45 (Call 09/01/44)	4,700	3,789,022
3.90%, 06/15/32 (Call 03/15/32)	3,185	2,944,341
4.07%, 12/15/42	2,718	2,314,588
4.09%, 09/15/52 (Call 03/15/52)	6,371	5,270,360
4.15%, 06/15/53 (Call 12/15/52)	3,965	3,294,464
4.30%, 06/15/62 (Call 12/15/61)	4,070	3,353,452
4.45%, 05/15/28 (Call 04/15/28)	975	963,637
4.50%, 05/15/36 (Call 11/15/35)	2,020	1,898,280
4.70%, 05/15/46 (Call 11/15/45)	4,809	4,406,559
4.75%, 02/15/34 (Call 11/15/33)	3,055	2,977,632
4.95%, 10/15/25 (Call 09/15/25)	965	965,075
5.10%, 11/15/27 (Call 10/15/27)	3,695	3,747,538
5.20%, 02/15/55 (Call 08/15/54)	995	973,007
5.25%, 01/15/33 (Call 10/15/32)	3,890	3,970,421
5.70%, 11/15/54 (Call 05/15/54)	1,925	2,019,406
5.72%, 06/01/40(b)	1,162	1,205,363
5.90%, 11/15/63 (Call 05/15/63)	1,655	1,780,414
Series B, 6.15%, 09/01/36	2,360	2,548,781
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	6,369	6,190,286
3.20%, 02/01/27 (Call 11/01/26)	2,821	2,665,704
3.25%, 01/15/28 (Call 10/15/27)	8,678	8,114,242
3.85%, 04/15/45 (Call 10/15/44)	2,224	1,736,964

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.03%, 10/15/47 (Call 04/15/47)	$8,126	$6,515,688
4.40%, 05/01/30 (Call 02/01/30)	1,187	1,144,869
4.70%, 03/15/33 (Call 12/15/32)	3,430	3,322,954
4.75%, 06/01/43	4,229	3,809,609
4.95%, 03/15/53 (Call 09/15/52)	2,795	2,573,125
5.05%, 11/15/40	1,868	1,746,181
5.15%, 05/01/40 (Call 11/01/39)	2,205	2,105,483
5.25%, 05/01/50 (Call 11/01/49)	4,078	3,931,081
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,781	2,957,735
2.25%, 07/01/30 (Call 04/01/30)	4,430	3,686,375
2.38%, 03/15/32 (Call 12/15/31)	4,182	3,354,741
2.65%, 11/01/26 (Call 08/01/26)	2,145	2,001,456
2.82%, 09/01/51 (Call 03/01/51)	3,884	2,362,264
3.03%, 03/15/52 (Call 09/15/51)	5,027	3,191,015
3.13%, 05/04/27 (Call 02/04/27)	5,056	4,722,508
3.13%, 07/01/50 (Call 01/01/50)	4,425	2,898,751
3.50%, 03/15/27 (Call 12/15/26)	5,600	5,308,374
3.75%, 11/01/46 (Call 05/01/46)	4,769	3,532,170
3.95%, 08/16/25 (Call 06/16/25)	6,724	6,555,365
4.05%, 05/04/47 (Call 11/04/46)	3,463	2,705,782
4.13%, 11/16/28 (Call 08/16/28)	9,099	8,661,174
4.15%, 05/15/45 (Call 11/16/44)	4,220	3,364,952
4.35%, 04/15/47 (Call 10/15/46)	4,326	3,525,942
4.45%, 11/16/38 (Call 05/16/38)	3,555	3,093,765
4.50%, 06/01/42	14,052	12,078,014
4.63%, 11/16/48 (Call 05/16/48)	6,323	5,417,274
4.70%, 12/15/41	2,300	1,996,733
4.80%, 12/15/43 (Call 06/15/43)	2,539	2,209,698
4.88%, 10/15/40	1,039	933,540
5.00%, 02/27/26 (Call 01/27/26)	1,940	1,927,908
5.15%, 02/27/33 (Call 11/27/32)	4,570	4,486,069
5.38%, 02/27/53 (Call 08/27/52)	3,700	3,536,181
5.40%, 05/01/35	250	247,501
5.70%, 04/15/40	580	572,087
5.75%, 11/08/26 (Call 10/08/26)	3,780	3,833,083
5.75%, 01/15/29 (Call 12/15/28)	3,115	3,180,803
6.00%, 03/15/31 (Call 01/15/31)	7,300	7,560,610
6.05%, 06/01/36	220	227,678
6.10%, 03/15/34 (Call 12/15/33)	5,060	5,306,435
6.13%, 07/15/38	990	1,028,172
6.40%, 03/15/54 (Call 09/15/53)	2,210	2,402,144
7.20%, 08/15/27	1,958	2,089,352
7.50%, 09/15/29	1,658	1,837,148
		453,259,332
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	4,200	4,020,139
2.45%, 02/04/32 (Call 11/04/31)	7,290	5,724,861
2.63%, 09/16/26 (Call 06/16/26)	3,220	2,999,830
3.40%, 05/06/30 (Call 02/06/30)	3,804	3,380,605
3.40%, 02/04/41 (Call 08/04/40)	5,672	3,924,121
3.70%, 02/04/51 (Call 08/04/50)	5,122	3,419,730
3.88%, 09/16/46 (Call 03/16/46)	5,537	3,894,815
4.00%, 02/04/61 (Call 08/04/60)	3,990	2,749,675
4.25%, 08/09/42	3,674	2,818,768
4.40%, 02/14/26 (Call 12/14/25)	5,201	5,107,926
4.45%, 05/06/50 (Call 11/06/49)	2,053	1,540,557
4.50%, 05/02/43	3,208	2,529,203
4.80%, 02/14/29 (Call 11/14/28)	4,294	4,188,410
5.38%, 01/31/44(b)	6,677	6,457,941
Security	Par (000)	Value

Agriculture (continued)
5.80%, 02/14/39 (Call 08/14/38)	$7,877	$7,757,667
5.95%, 02/14/49 (Call 08/14/48)	7,552	7,352,425
6.20%, 11/01/28 (Call 10/01/28)	1,500	1,543,791
6.88%, 11/01/33 (Call 08/01/33)	980	1,040,761
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	6,755	6,370,308
2.70%, 09/15/51 (Call 03/15/51)	1,350	841,594
2.90%, 03/01/32 (Call 12/01/31)	2,495	2,145,909
3.25%, 03/27/30 (Call 12/27/29)	3,856	3,496,819
3.75%, 09/15/47 (Call 03/15/47)	4,529	3,461,928
4.02%, 04/16/43	1,597	1,285,174
4.50%, 08/15/33 (Call 05/15/33)	1,490	1,424,221
4.50%, 03/15/49 (Call 09/15/48)	3,084	2,693,975
4.54%, 03/26/42	1,252	1,102,945
5.38%, 09/15/35	666	673,240
5.94%, 10/01/32(b)	802	854,408
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	3,295	2,886,751
2.73%, 03/25/31 (Call 12/25/30)(b)	4,408	3,583,061
3.22%, 09/06/26 (Call 07/06/26)	5,961	5,616,897
3.46%, 09/06/29 (Call 06/06/29)	1,932	1,721,313
3.56%, 08/15/27 (Call 05/15/27)	3,158	2,957,388
3.73%, 09/25/40 (Call 03/25/40)	2,493	1,761,696
3.98%, 09/25/50 (Call 03/25/50)	3,761	2,526,270
4.39%, 08/15/37 (Call 02/15/37)	9,219	7,440,239
4.54%, 08/15/47 (Call 02/15/47)	9,421	6,898,360
4.70%, 04/02/27 (Call 02/02/27)	4,004	3,907,932
4.74%, 03/16/32 (Call 12/16/31)	3,680	3,408,732
4.76%, 09/06/49 (Call 03/06/49)	4,443	3,318,755
4.91%, 04/02/30 (Call 01/02/30)	3,743	3,572,512
5.28%, 04/02/50 (Call 02/02/49)	2,392	1,930,256
5.65%, 03/16/52 (Call 09/16/51)	2,580	2,218,613
6.34%, 08/02/30 (Call 06/02/30)	4,075	4,181,097
6.42%, 08/02/33 (Call 05/02/33)	4,990	5,081,565
7.08%, 08/02/43 (Call 02/02/43)	2,390	2,432,172
7.08%, 08/02/53 (Call 02/02/53)	2,605	2,639,214
7.75%, 10/19/32 (Call 07/19/32)	2,445	2,701,306
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	3,988	3,656,313
4.45%, 03/16/28 (Call 02/16/28)	4,450	4,269,903
5.93%, 02/02/29 (Call 01/02/29)	4,035	4,097,941
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,050	3,795,442
2.75%, 05/14/31 (Call 02/14/31)	4,965	4,196,042
3.25%, 08/15/26 (Call 05/15/26)	3,858	3,663,144
3.75%, 09/25/27 (Call 06/25/27)	3,011	2,864,472
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,634	2,378,280
1.50%, 05/01/25 (Call 04/01/25)	3,659	3,471,220
1.75%, 11/01/30 (Call 08/01/30)	3,118	2,471,715
2.10%, 05/01/30 (Call 02/01/30)	2,468	2,054,640
2.75%, 02/25/26 (Call 11/25/25)	4,180	3,965,474
3.13%, 08/17/27 (Call 05/17/27)	2,585	2,416,412
3.13%, 03/02/28 (Call 12/02/27)	3,056	2,839,502
3.38%, 08/11/25 (Call 05/11/25)	3,793	3,672,399
3.38%, 08/15/29 (Call 05/15/29)	5,088	4,614,043
3.88%, 08/21/42	4,211	3,309,296
4.13%, 03/04/43	2,409	1,914,612
4.25%, 11/10/44	2,668	2,156,358
4.38%, 11/15/41	4,187	3,494,969
4.50%, 03/20/42	4,380	3,723,771

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.88%, 02/13/26	$5,295	$5,260,308
4.88%, 02/15/28 (Call 01/15/28)	5,055	5,001,001
4.88%, 11/15/43	1,255	1,106,628
5.00%, 11/17/25	4,100	4,083,991
5.13%, 11/17/27 (Call 10/17/27)	5,305	5,310,847
5.13%, 02/15/30 (Call 12/15/29)	5,470	5,397,578
5.25%, 09/07/28 (Call 08/07/28)	1,415	1,421,957
5.38%, 02/15/33 (Call 11/15/32)	6,530	6,432,761
5.50%, 09/07/30 (Call 07/07/30)	1,510	1,516,215
5.63%, 11/17/29 (Call 09/17/29)	4,580	4,657,856
5.63%, 09/07/33 (Call 06/07/33)	1,495	1,501,116
5.75%, 11/17/32 (Call 08/17/32)	3,171	3,241,428
6.38%, 05/16/38	4,913	5,284,068
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	6,962	6,846,580
5.70%, 08/15/35 (Call 02/15/35)	2,964	2,782,671
5.85%, 08/15/45 (Call 02/12/45)	8,348	7,366,463
6.15%, 09/15/43	2,531	2,366,178
7.25%, 06/15/37	2,100	2,204,039
		306,393,508
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28.	488	446,285
Series 2015-1, Class A, 3.38%, 11/01/28(b)	299	268,834
Series 2015-2, Class AA, 3.60%, 03/22/29	1,528	1,381,061
Series 2016-1, Class AA, 3.58%, 07/15/29	1,424	1,299,503
Series 2016-2, Class AA, 3.20%, 12/15/29	2,472	2,213,563
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	905	799,074
Series 2017-1, Class AA, 3.65%, 08/15/30	2,204	1,985,865
Series 2017-2, Class AA, 3.35%, 04/15/31	2,084	1,843,080
Series 2019-1, Class AA, 3.15%, 08/15/33	2,502	2,103,563
Series A, Class A, 2.88%, 01/11/36(b)	5,082	4,124,717
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,870	4,270,871
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,491	2,206,367
Series 2019-1, Class AA, 2.75%, 11/15/33	1,915	1,559,819
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,228	1,884,187
3.00%, 11/15/26 (Call 08/15/26)(b)	2,075	1,945,457
3.45%, 11/16/27 (Call 08/16/27)	1,623	1,499,984
5.13%, 06/15/27 (Call 04/15/27)	7,897	7,812,833
5.25%, 05/04/25 (Call 04/04/25)	6,684	6,644,666
United Airlines Pass Through Trust
5.80%, 07/15/37	7,246	6,950,500
Series 2013-1, Class A, 4.30%, 02/15/27.	2,402	2,295,719
Series 2014-1, Class A, 4.00%, 10/11/27(b)	2,698	2,538,259
Series 2014-2, Class A, 3.75%, 03/03/28.	3,174	2,930,994
Series 2016-1, Class AA, 3.10%, 01/07/30	2,819	2,518,427
Series 2016-2, Class AA, 2.88%, 04/07/30	2,741	2,391,423
Series 2018-1, Class AA, 3.50%, 09/01/31	3,050	2,698,387
Series 2019, Class AA, 4.15%, 02/25/33	1,036	928,704
Series 2019-2, Class AA, 2.70%, 11/01/33	3,152	2,573,331
Series 2020-1, 5.88%, 04/15/29	4,638	4,614,889
Series 2020-1, Class B, 4.88%, 07/15/27	2,708	2,578,567
		77,308,929
Alternate Investments — 0.0%
FS KKR Capital Corp., 7.88%, 01/15/29
(Call 12/15/28)	90	91,597
Security	Par (000)	Value

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	$3,583	$3,359,313
2.40%, 03/27/25 (Call 02/27/25)	6,371	6,173,068
2.75%, 03/27/27 (Call 01/27/27)	6,663	6,262,595
2.85%, 03/27/30 (Call 12/27/29)	6,790	6,082,991
3.25%, 03/27/40 (Call 09/27/39)	4,260	3,361,758
3.38%, 11/01/46 (Call 05/01/46)	3,920	2,932,895
3.38%, 03/27/50 (Call 09/27/49)	4,307	3,292,389
3.63%, 05/01/43 (Call 11/01/42)	2,539	2,050,158
3.88%, 11/01/45 (Call 05/01/45)	4,848	4,018,297
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,738	2,669,688
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,419	2,112,439
3.75%, 09/15/25 (Call 07/15/25)	3,437	3,340,871
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	2,138	1,598,824
4.13%, 07/15/27 (Call 04/15/27)	761	702,391
4.25%, 04/01/25 (Call 01/01/25)	330	322,118
7.00%, 11/27/26	5,150	5,207,077
7.05%, 11/27/25	1,445	1,463,249
7.35%, 11/27/28 (Call 10/27/28)	2,645	2,666,113
7.70%, 11/27/30 (Call 09/27/30)	2,100	2,129,304
7.85%, 11/27/33 (Call 08/27/33)	880	894,044
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	3,864	3,654,343
2.80%, 04/23/27 (Call 02/23/27)	3,299	2,960,690
2.95%, 04/23/30 (Call 01/23/30)	4,069	3,292,252
		70,546,867
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.00%, 09/10/25	924	859,165
1.20%, 07/08/25	1,471	1,381,797
1.30%, 09/09/26(b)	3,875	3,506,128
1.50%, 01/13/25	3,545	3,399,706
1.80%, 01/13/31	1,902	1,531,745
2.00%, 03/24/28	3,020	2,663,085
2.25%, 01/12/29	3,725	3,272,118
2.30%, 09/09/26	3,291	3,062,998
2.35%, 01/08/27	2,096	1,934,501
3.50%, 02/15/28	3,366	3,168,523
4.60%, 04/17/30	3,440	3,329,042
4.70%, 01/12/28	2,310	2,277,572
4.75%, 01/12/26	745	739,662
5.00%, 05/23/25	2,035	2,027,896
5.13%, 07/07/28	2,405	2,413,004
5.25%, 07/07/26	1,725	1,734,184
5.65%, 11/15/28	2,215	2,265,441
5.80%, 10/03/25	1,915	1,934,067
5.85%, 10/04/30	2,765	2,856,590
Series A, 4.60%, 04/17/25.	3,140	3,111,505
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,025	1,879,060
1.50%, 09/01/30 (Call 06/01/30)	2,119	1,711,695
2.60%, 09/01/50 (Call 03/01/50)(b)	4,295	2,625,180
4.88%, 10/01/43 (Call 04/01/43)	1,471	1,363,174
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	7,300	5,823,242
4.35%, 12/08/26 (Call 09/08/26)(b)	200	189,182
4.75%, 01/15/43	7,640	5,893,256
5.29%, 12/08/46 (Call 06/08/46)(b)	3,850	3,124,361
6.10%, 08/19/32 (Call 05/19/32)(b)	5,870	5,722,846

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.63%, 10/01/28(b)	$250	$253,893
7.40%, 11/01/46	990	1,011,764
7.45%, 07/16/31(b)	3,080	3,237,743
9.63%, 04/22/30 (Call 01/22/30)	200	229,078
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	3,000	2,717,457
2.90%, 02/16/28 (Call 12/16/27)	10	8,737
3.38%, 11/13/25 (Call 10/13/25)	8,025	7,560,640
3.63%, 06/17/31 (Call 03/17/31)	1,630	1,354,389
3.82%, 11/02/27 (Call 08/02/27)	536	487,256
4.00%, 11/13/30 (Call 08/13/30)	6,400	5,495,928
4.13%, 08/04/25	4,800	4,610,375
4.13%, 08/17/27 (Call 06/17/27)	2,350	2,171,714
4.27%, 01/09/27 (Call 11/09/26)	760	713,849
4.39%, 01/08/26	7,310	7,010,066
4.54%, 08/01/26 (Call 06/01/26)	4,310	4,099,846
4.69%, 06/09/25 (Call 04/09/25)	1,310	1,272,806
4.95%, 05/28/27 (Call 04/28/27)	3,000	2,862,749
5.11%, 05/03/29 (Call 02/03/29)	6,410	6,017,386
5.13%, 06/16/25 (Call 05/16/25)	465	454,672
6.80%, 05/12/28 (Call 04/12/28)(b)	5,025	5,115,167
6.80%, 11/07/28 (Call 10/07/28)	7,505	7,652,269
6.95%, 03/06/26 (Call 02/06/26)	5,465	5,515,275
6.95%, 06/10/26 (Call 05/10/26)	6,600	6,673,091
7.12%, 11/07/33 (Call 08/07/33)	5,485	5,717,502
7.20%, 06/10/30 (Call 04/10/30)	350	362,038
7.35%, 11/04/27 (Call 10/04/27)	6,050	6,224,457
7.35%, 03/06/30 (Call 01/06/30)	4,220	4,383,603
General Motors Co.
4.00%, 04/01/25	2,429	2,370,657
4.20%, 10/01/27 (Call 07/01/27)	3,554	3,397,051
5.00%, 10/01/28 (Call 07/01/28)(b)	3,595	3,528,005
5.00%, 04/01/35	3,023	2,735,845
5.15%, 04/01/38 (Call 10/01/37)	4,070	3,605,730
5.20%, 04/01/45	5,377	4,543,218
5.40%, 10/15/29 (Call 08/15/29)(b)	2,290	2,259,122
5.40%, 04/01/48 (Call 10/01/47)	3,426	2,904,119
5.60%, 10/15/32 (Call 07/15/32)(b)	4,665	4,560,440
5.95%, 04/01/49 (Call 10/01/48)(b)	3,927	3,592,760
6.13%, 10/01/25 (Call 09/01/25)	8,691	8,735,032
6.25%, 10/02/43	4,295	4,121,938
6.60%, 04/01/36 (Call 10/01/35)	4,895	5,021,080
6.75%, 04/01/46 (Call 10/01/45)	3,277	3,323,567
6.80%, 10/01/27 (Call 08/01/27)	4,161	4,320,589
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	2,093	1,906,879
1.50%, 06/10/26 (Call 05/10/26)	5,445	4,907,967
2.35%, 02/26/27 (Call 01/26/27)	4,180	3,772,041
2.35%, 01/08/31 (Call 10/08/30)	2,460	1,957,411
2.40%, 04/10/28 (Call 02/10/28)	3,410	2,988,289
2.40%, 10/15/28 (Call 08/15/28)	4,820	4,131,792
2.70%, 08/20/27 (Call 06/20/27)	2,924	2,632,439
2.70%, 06/10/31 (Call 03/10/31)	5,205	4,193,278
2.75%, 06/20/25 (Call 05/20/25)	5,994	5,715,677
2.90%, 02/26/25 (Call 01/26/25)	5,986	5,766,821
3.10%, 01/12/32 (Call 10/12/31)	3,212	2,617,432
3.60%, 06/21/30 (Call 03/21/30)	3,171	2,774,818
3.80%, 04/07/25	800	777,695
3.85%, 01/05/28 (Call 10/05/27)(b)	2,189	2,033,610
4.00%, 01/15/25 (Call 10/15/24)	3,335	3,263,347
4.00%, 10/06/26 (Call 07/06/26)	3,790	3,616,422
Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$3,143	$3,067,187
4.30%, 04/06/29 (Call 02/06/29)	1,040	965,541
4.35%, 04/09/25 (Call 02/09/25)	3,362	3,292,984
4.35%, 01/17/27 (Call 10/17/26)	5,354	5,149,961
5.00%, 04/09/27 (Call 03/09/27)	4,830	4,743,290
5.25%, 03/01/26 (Call 12/01/25)	5,510	5,446,901
5.40%, 04/06/26	2,360	2,350,207
5.65%, 01/17/29 (Call 10/17/28)	2,549	2,537,722
5.80%, 06/23/28 (Call 05/23/28)	2,785	2,785,870
5.85%, 04/06/30 (Call 02/06/30)	2,030	2,024,150
6.00%, 01/09/28 (Call 12/09/27)	3,410	3,458,193
6.05%, 10/10/25	3,657	3,672,644
6.40%, 01/09/33 (Call 10/09/32)(b)	4,943	5,074,100
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,480	1,425,734
2.53%, 03/10/27 (Call 02/10/27)	940	869,332
2.97%, 03/10/32 (Call 12/10/31)	3,690	3,199,627
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	6,129	7,404,165
PACCAR Financial Corp.
1.10%, 05/11/26	2,314	2,111,950
1.80%, 02/06/25	1,101	1,058,672
2.00%, 02/04/27	1,655	1,510,510
2.85%, 04/07/25	115	111,532
3.55%, 08/11/25	1,853	1,807,715
4.45%, 03/30/26	1,255	1,244,521
4.60%, 01/10/28	1,415	1,402,433
4.95%, 10/03/25	1,830	1,826,954
4.95%, 08/10/28(b)	60	60,323
5.05%, 08/10/26	85	85,421
5.20%, 11/09/26	775	783,552
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	3,125	2,877,279
2.36%, 03/25/31 (Call 12/25/30)(b)	1,925	1,625,349
2.76%, 07/02/29	1,208	1,091,190
3.67%, 07/20/28(b)	1,930	1,848,131
5.12%, 07/13/28 (Call 06/13/28)	1,718	1,743,456
5.12%, 07/13/33 (Call 04/13/33)(b)	1,370	1,396,011
5.28%, 07/13/26 (Call 06/13/26)(b)	1,165	1,175,450
Toyota Motor Credit Corp.
0.80%, 10/16/25	955	883,832
0.80%, 01/09/26	525	481,285
1.13%, 06/18/26	6,359	5,780,930
1.15%, 08/13/27	2,192	1,917,347
1.45%, 01/13/25	2,880	2,763,397
1.65%, 01/10/31	3,115	2,481,211
1.80%, 02/13/25	4,003	3,844,787
1.90%, 01/13/27	3,515	3,204,049
1.90%, 04/06/28	3,749	3,318,550
1.90%, 09/12/31	3,045	2,428,606
2.15%, 02/13/30	4,300	3,667,029
2.40%, 01/13/32	635	523,098
3.00%, 04/01/25	7,318	7,111,363
3.05%, 03/22/27	6,545	6,169,779
3.05%, 01/11/28	3,265	3,048,827
3.20%, 01/11/27	4,787	4,542,622
3.38%, 04/01/30	3,639	3,317,650
3.40%, 04/14/25	3,795	3,702,111
3.65%, 08/18/25	3,605	3,514,935
3.65%, 01/08/29	2,665	2,520,579
3.95%, 06/30/25	4,130	4,053,153

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.45%, 05/18/26	$2,950	$2,914,424
4.45%, 06/29/29	3,430	3,349,396
4.55%, 09/20/27	1,465	1,449,192
4.55%, 05/17/30	3,035	2,950,129
4.63%, 01/12/28	2,490	2,466,530
4.70%, 01/12/33	1,885	1,843,385
4.80%, 01/10/25	2,485	2,474,765
5.00%, 08/14/26	5,470	5,462,631
5.25%, 09/11/28	1,275	1,290,690
5.40%, 11/10/25	3,165	3,187,241
5.40%, 11/20/26	2,790	2,819,024
5.45%, 11/10/27	4,090	4,171,509
5.55%, 11/20/30	2,360	2,413,599
5.60%, 09/11/25	1,100	1,109,471
		469,494,729
Auto Parts & Equipment — 0.0%
Aptiv PLC
2.40%, 02/18/25 (Call 02/18/24)	1,265	1,216,672
3.10%, 12/01/51 (Call 06/01/51)	6,590	3,964,327
3.25%, 03/01/32 (Call 12/01/31)(b)	3,835	3,258,107
4.15%, 05/01/52 (Call 11/01/51)	4,195	3,070,476
4.35%, 03/15/29 (Call 12/15/28)	1,470	1,394,430
4.40%, 10/01/46 (Call 04/01/46)	1,212	910,918
5.40%, 03/15/49 (Call 09/15/48)(b)	1,602	1,399,046
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,713	4,281,098
4.38%, 03/15/45 (Call 09/15/44)	2,230	1,724,285
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,600	1,249,712
3.50%, 05/30/30 (Call 02/28/30)	1,840	1,590,748
3.55%, 01/15/52 (Call 07/15/51)	1,230	796,281
3.80%, 09/15/27 (Call 06/15/27)	1,959	1,844,357
4.25%, 05/15/29 (Call 02/15/29)	2,105	1,955,573
5.25%, 05/15/49 (Call 11/15/48)	1,910	1,649,432
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,243	1,050,991
4.15%, 10/01/25 (Call 07/01/25)	3,154	3,094,102
5.50%, 03/21/33 (Call 12/21/32)(b)	1,390	1,409,605
5.98%, 03/21/26 (Call 03/21/24)	165	165,210
		36,025,370
Banks — 5.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	3,709	3,602,810
5.09%, 12/08/25	1,760	1,757,088
5.38%, 07/03/25	4,220	4,230,925
5.67%, 10/03/25	4,550	4,582,051
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	4,465	4,116,176
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	4,080	4,067,461
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)	600	604,746
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(a)	2,600	2,693,985
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	4,213	3,735,258
1.85%, 03/25/26	5,889	5,367,745
2.75%, 05/28/25	8,489	8,077,097
2.75%, 12/03/30	3,718	2,910,822
Security	Par (000)	Value

Banks (continued)
2.96%, 03/25/31	$3,780	$3,099,440
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	4,530	3,542,817
3.31%, 06/27/29	5,512	4,898,912
3.49%, 05/28/30	4,368	3,782,052
3.50%, 03/24/25	1,260	1,223,584
3.80%, 02/23/28	3,134	2,882,277
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	5,223	4,926,744
4.25%, 04/11/27	7,088	6,724,955
4.38%, 04/12/28	4,294	4,024,838
5.15%, 08/18/25	2,985	2,945,267
5.18%, 11/19/25	7,286	7,121,197
5.29%, 08/18/27	4,673	4,580,340
5.59%, 08/08/28	5,500	5,465,077
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(a)	3,800	3,866,093
6.61%, 11/07/28	4,400	4,560,551
6.92%, 08/08/33	4,400	4,371,164
6.94%, 11/07/33	4,000	4,233,974
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)	10,043	9,203,027
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	12,078	11,247,415
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(a)	7,589	7,230,305
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	18,883	17,050,325
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(a)	6,075	4,768,066
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(a)	11,611	9,083,409
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(a)	6,979	6,646,121
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	8,950	7,690,686
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)	11,095	8,712,549
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	12,165	9,191,815
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)	14,360	11,931,849
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)(b)	10,325	9,407,151
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(a)	10,665	8,490,831
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(a)	13,684	11,375,560
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)	19,472	13,214,122
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(a)	15,384	12,506,430
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)	4,054	2,554,709
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)	8,128	6,982,038
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)	15,685	12,810,035
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)	8,105	5,317,458

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)	$10,354	$9,099,408
3.25%, 10/21/27 (Call 10/21/26)	11,510	10,744,010
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(a)	12,610	9,299,065
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(a)	7,604	7,365,946
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)	8,324	8,045,493
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(a)	22,692	20,851,599
3.50%, 04/19/26	10,686	10,278,995
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	9,247	8,793,710
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	9,016	8,418,280
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(a)	8,929	8,393,902
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	11,128	10,532,572
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	3,165	2,672,074
3.88%, 08/01/25	2,768	2,708,802
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)	4,660	3,660,522
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	10,215	9,570,349
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	10,708	9,897,512
4.00%, 01/22/25	10,475	10,288,527
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(a)	6,354	5,254,851
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(a)	19,218	15,219,646
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)	7,648	6,553,296
4.25%, 10/22/26	10,063	9,730,299
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	12,634	11,931,234
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)	10,551	8,753,880
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	5,796	5,576,740
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(a)	7,686	6,482,102
4.45%, 03/03/26	8,466	8,264,912
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)	12,870	11,813,705
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	9,875	9,743,289
4.88%, 04/01/44	1,908	1,751,481
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	10,280	10,077,734
5.00%, 01/21/44	7,310	6,792,377
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)	16,850	16,011,138
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	11,185	11,062,154
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	12,040	11,853,932
Security	Par (000)	Value

Banks (continued)
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(a)	$18,385	$17,680,334
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(a)	5,700	5,756,000
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(a)	8,300	8,327,846
5.88%, 02/07/42	6,402	6,571,372
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(a)	7,385	7,439,969
6.11%, 01/29/37	9,112	9,358,393
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	7,809	7,991,054
6.22%, 09/15/26	3,469	3,544,300
7.75%, 05/14/38	7,039	8,183,790
Series L, 3.95%, 04/21/25.	12,071	11,769,386
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,533	9,098,890
Series L, 4.75%, 04/21/45.	2,317	2,005,006
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(a)	11,410	10,408,501
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	10,985	8,928,918
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1-day SOFR + 1.650%)(a)	4,340	3,107,680
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	6,950	7,006,043
5.65%, 08/18/25 (Call 07/18/25)	6,370	6,401,688
6.00%, 10/15/36	5,963	6,144,128
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)	3,465	3,151,864
1.25%, 09/15/26	8,571	7,665,099
1.50%, 01/10/25	4,200	4,020,164
1.85%, 05/01/25	7,352	6,981,039
2.65%, 03/08/27	5,330	4,926,862
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	3,200	2,461,225
3.70%, 06/07/25	2,915	2,837,033
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	5,101	4,563,738
5.20%, 12/12/24	500	497,711
5.20%, 02/01/28 (Call 01/01/28)	5,590	5,572,955
5.30%, 06/05/26	3,025	3,021,498
5.72%, 09/25/28 (Call 08/25/28)	4,565	4,618,749
5.92%, 09/25/25	1,965	1,979,866
Series H, 4.70%, 09/14/27 (Call 08/14/27)	2,685	2,633,275
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	881	801,719
1.05%, 10/15/26 (Call 09/15/26)	2,546	2,268,481
1.60%, 04/24/25 (Call 03/24/25)	2,601	2,470,629
1.65%, 07/14/28 (Call 05/14/28)	2,160	1,849,778
1.65%, 01/28/31 (Call 10/28/30)	1,002	795,570
1.80%, 07/28/31 (Call 04/28/31)	2,490	1,943,064
2.05%, 01/26/27 (Call 12/26/26)	3,515	3,197,196
2.45%, 08/17/26 (Call 05/17/26)	3,581	3,336,090
2.50%, 01/26/32 (Call 10/26/31)(b)	2,170	1,773,785
2.80%, 05/04/26 (Call 02/04/26)	3,972	3,756,273
3.00%, 10/30/28 (Call 07/30/28)(b)	1,894	1,703,647
3.25%, 05/16/27 (Call 02/16/27)(b)	3,642	3,411,662
3.30%, 08/23/29 (Call 05/23/29)	3,349	3,009,778
3.40%, 01/29/28 (Call 10/29/27)	3,769	3,516,378

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	$4,676	$4,406,144
3.85%, 04/28/28	4,370	4,171,250
3.85%, 04/26/29 (Call 02/26/29)	2,105	1,975,845
3.95%, 11/18/25 (Call 10/18/25)	2,754	2,684,027
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	2,632	2,504,871
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)	2,057	1,881,753
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(a)	2,973	2,914,345
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	3,415	3,316,362
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(a)	2,245	2,157,708
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	3,070	2,877,203
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	4,300	4,252,004
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(a)	3,795	3,609,844
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(a)	2,365	2,349,153
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	2,905	2,957,212
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	5,975	6,086,833
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(a)	3,835	3,979,240
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(a)	4,040	4,285,466
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,406	3,303,634
Series J, 1.90%, 01/25/29 (Call 11/25/28)	1,718	1,470,608
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,495	4,082,559
1.30%, 06/11/25	6,787	6,362,859
1.30%, 09/15/26 (Call 06/15/26)	4,510	4,039,638
1.35%, 06/24/26	4,145	3,749,716
1.45%, 01/10/25	6,170	5,903,721
1.95%, 02/02/27	3,200	2,895,105
2.15%, 08/01/31	1,776	1,409,446
2.20%, 02/03/25	6,069	5,840,441
2.45%, 02/02/32	2,525	2,012,359
2.70%, 08/03/26	5,286	4,938,003
2.95%, 03/11/27	1,785	1,658,527
3.45%, 04/11/25	5,255	5,104,378
4.50%, 12/16/25	5,557	5,417,171
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	4,472	3,803,677
4.75%, 02/02/26	1,460	1,441,489
4.85%, 02/01/30	4,125	3,984,074
5.25%, 12/06/24	2,075	2,067,277
5.25%, 06/12/28(b)	2,595	2,575,989
5.35%, 12/07/26	2,225	2,220,088
5.45%, 06/12/25	2,890	2,882,488
5.65%, 02/01/34	2,225	2,209,227
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)	1,200	901,232
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	2,343	2,263,428
5.13%, 06/11/30 (Call 03/11/30)(b)	1,229	1,074,053
Security	Par (000)	Value

Banks (continued)
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	$8,261	$7,414,188
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	3,709	2,986,276
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)	2,415	1,904,762
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	5,173	4,930,185
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	5,318	4,181,111
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(a)	4,610	3,182,335
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	3,875	3,113,050
3.65%, 03/16/25	8,723	8,476,181
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)	1,753	1,213,807
4.34%, 01/10/28 (Call 01/10/27)	5,095	4,802,279
4.38%, 01/12/26	10,692	10,384,146
4.84%, 05/09/28 (Call 05/07/27)	8,268	7,789,331
4.95%, 01/10/47	6,420	5,612,916
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	7,045	6,719,320
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	5,793	5,316,983
5.20%, 05/12/26	7,598	7,416,156
5.25%, 08/17/45	6,138	5,528,956
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	4,995	4,918,614
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	6,350	6,227,630
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)	2,820	2,714,304
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	6,200	6,161,758
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(a)	6,225	6,118,199
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)	3,055	3,091,038
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(a)	1,245	1,255,240
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)	2,815	2,868,649
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)	11,160	11,129,894
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	2,704	2,764,448
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	2,726	2,840,470
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	6,575	7,005,499
BPCE SA, 3.38%, 12/02/26	1,973	1,860,312
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	4,253	3,918,680
1.25%, 06/22/26 (Call 05/22/26)	4,825	4,349,378
2.25%, 01/28/25	3,770	3,625,184
3.30%, 04/07/25	2,365	2,291,668
3.45%, 04/07/27 (Call 03/07/27)	3,480	3,278,011
3.60%, 04/07/32 (Call 03/07/32)(b)	2,115	1,854,225
3.95%, 08/04/25	3,660	3,566,405

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 04/28/28 (Call 03/28/28)	$3,710	$3,640,089
5.14%, 04/28/25	2,590	2,573,389
5.62%, 07/17/26(b)	1,330	1,335,885
5.93%, 10/02/26	2,425	2,463,651
5.99%, 10/03/28 (Call 09/03/28)	1,995	2,034,172
6.09%, 10/03/33 (Call 07/03/33)	3,620	3,692,259
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(a)	2,255	2,141,812
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	6,420	6,457,234
5.80%, 09/29/28 (Call 08/29/28)(b)	5,940	6,056,664
5.86%, 09/29/25 (Call 08/29/25)(b)	6,320	6,378,727
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	10,028	9,079,405
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	11,123	10,011,783
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)	4,925	4,693,925
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(a)	3,355	2,656,640
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	11,165	8,984,243
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	14,540	12,010,066
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	9,067	7,604,355
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)	3,570	2,436,506
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	6,487	5,606,233
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(a)	11,000	9,021,335
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	7,260	6,732,052
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(a)	14,782	14,252,997
3.20%, 10/21/26 (Call 07/21/26)	11,733	11,055,997
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)	5,140	4,972,894
3.30%, 04/27/25	5,997	5,819,713
3.40%, 05/01/26	8,795	8,392,763
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	9,013	8,381,415
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	9,525	8,922,023
3.70%, 01/12/26	9,177	8,870,602
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	9,110	7,886,401
3.88%, 03/26/25	5,813	5,661,650
3.88%, 01/24/39 (Call 01/22/38), (3-mo. SOFR + 1.430%)(a)	4,036	3,299,275
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	11,072	10,537,736
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	9,709	8,959,676
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	7,916	7,448,679
4.13%, 07/25/28	8,279	7,748,317
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	4,129	3,414,795
Security	Par (000)	Value

Banks (continued)
4.30%, 11/20/26	$4,388	$4,237,422
4.40%, 06/10/25	5,910	5,794,484
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	13,749	12,751,826
4.45%, 09/29/27	14,102	13,503,492
4.60%, 03/09/26	6,625	6,465,466
4.65%, 07/30/45	5,310	4,547,941
4.65%, 07/23/48 (Call 06/23/48)	9,698	8,392,863
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	4,310	4,210,532
4.75%, 05/18/46	8,578	7,166,637
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)	4,370	4,112,273
5.30%, 05/06/44	4,685	4,237,274
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	4,897	4,651,170
5.50%, 09/13/25	7,268	7,239,715
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	10,675	10,664,901
5.88%, 02/22/33	2,072	2,097,035
5.88%, 01/30/42	5,534	5,632,741
6.00%, 10/31/33	5,795	5,890,878
6.13%, 08/25/36	2,053	2,086,040
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(a)	5,170	5,128,980
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	10,550	10,884,476
6.63%, 01/15/28(b)	1,447	1,539,453
6.63%, 06/15/32	4,715	4,970,305
6.68%, 09/13/43	5,704	6,042,065
8.13%, 07/15/39	9,663	11,900,176
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	3,716	3,508,363
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)	2,338	2,157,128
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	2,827	2,660,781
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	946	756,393
2.64%, 09/30/32 (Call 07/02/32)	1,887	1,361,443
2.85%, 07/27/26 (Call 04/25/26)	2,165	1,974,244
3.25%, 04/30/30 (Call 01/30/30)(b)	2,853	2,382,127
4.30%, 12/03/25 (Call 11/03/25)	979	939,327
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	1,735	1,482,939
Comerica Bank
4.00%, 07/27/25	1,180	1,116,074
5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(a)	570	490,843
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(b)	2,666	2,359,475
Commonwealth Bank of Australia, 5.50%, 09/12/25	2,335	2,347,006
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	4,161	4,154,824
5.32%, 03/13/26	895	899,632
Cooperatieve Rabobank UA
3.75%, 07/21/26	5,133	4,858,741
4.38%, 08/04/25	6,069	5,888,983
5.25%, 05/24/41	6,731	6,676,521
5.25%, 08/04/45	4,585	4,174,024

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.50%, 07/18/25	$3,570	$3,576,980
5.50%, 10/05/26	3,800	3,836,050
5.75%, 12/01/43	4,585	4,452,959
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	4,370	4,187,440
3.38%, 05/21/25	4,577	4,450,347
5.00%, 01/13/25	1,431	1,425,007
Credit Suisse AG/New York NY
1.25%, 08/07/26	4,963	4,412,165
2.95%, 04/09/25	4,904	4,703,977
3.70%, 02/21/25	7,416	7,197,940
5.00%, 07/09/27	6,670	6,536,699
7.50%, 02/15/28	4,065	4,345,591
7.95%, 01/09/25	2,895	2,951,574
Deutsche Bank AG
4.10%, 01/13/26(b)	2,804	2,708,126
4.50%, 04/01/25	2,558	2,480,621
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(a)	6,065	6,177,957
Deutsche Bank AG/New York NY
1.69%, 03/19/26	5,543	5,080,654
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	7,569	6,942,861
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	6,033	5,397,904
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	5,230	4,670,961
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	2,214	1,766,098
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	8,377	7,020,965
3.73%, 01/14/32 (Call 01/14/31), (1-day SOFR + 2.757%)(a)	6,920	5,430,649
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)	4,945	3,783,697
4.10%, 01/13/26	2,278	2,184,457
4.16%, 05/13/25	3,495	3,420,260
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	3,270	2,873,319
5.37%, 09/09/27	1,419	1,410,259
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)	370	336,779
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	3,085	3,065,721
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	4,105	4,177,822
7.08%, 02/10/34 (Call 02/10/33), (1-day SOFR + 3.650%)(a)	2,745	2,633,685
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(a)	4,335	4,422,145
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	1,768	1,407,426
3.45%, 07/27/26 (Call 04/27/26)	3,963	3,651,297
4.25%, 03/13/26	1,915	1,821,782
4.65%, 09/13/28 (Call 06/13/28)	3,957	3,606,589
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	2,759	2,433,676
2.38%, 01/28/25 (Call 12/29/24)	2,757	2,649,712
2.55%, 05/05/27 (Call 04/05/27)	3,529	3,183,959
3.95%, 03/14/28 (Call 02/14/28)	210	196,419
Security	Par (000)	Value

Banks (continued)
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	$2,443	$2,282,906
4.34%, 04/25/33 (Call 04/05/32), (1-day SOFR + 1.660%)(a)	1,016	891,462
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)	3,255	3,041,483
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)	750	758,024
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	4,290	4,317,347
8.25%, 03/01/38	5,257	5,851,598
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(b)	3,191	2,869,350
3.85%, 03/15/26 (Call 02/15/26)	3,404	3,218,511
3.95%, 07/28/25 (Call 06/28/25)	2,807	2,719,647
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	1,145	1,074,971
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(b)	1,546	1,389,267
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(b)	1,285	1,225,220
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,015	1,015,246
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	495	481,358
Goldman Sachs Capital I, 6.35%, 02/15/34	5,768	5,789,552
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(a)	4,511	4,236,032
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	3,992	3,627,483
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	11,835	10,732,326
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	14,948	13,323,698
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	16,070	14,429,230
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	10,585	8,207,370
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	9,577	7,545,700
2.60%, 02/07/30 (Call 11/07/29)	7,996	6,779,691
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	14,490	11,674,116
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	10,250	9,333,272
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	11,835	9,441,646
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	8,305	5,697,289
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	14,270	11,772,564
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	10,803	7,781,313
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	6,310	4,639,671
3.50%, 01/23/25 (Call 10/23/24)	6,112	5,960,999
3.50%, 04/01/25 (Call 03/01/25)	13,250	12,865,731
3.50%, 11/16/26 (Call 11/16/25)	12,556	11,980,208
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	5,935	5,584,739

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)	$9,972	$9,362,967
3.75%, 05/22/25 (Call 02/22/25)	9,315	9,070,334
3.75%, 02/25/26 (Call 11/25/25)	7,763	7,492,122
3.80%, 03/15/30 (Call 12/15/29)	9,797	8,880,414
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(a)	8,409	7,815,881
3.85%, 01/26/27 (Call 01/26/26)	13,214	12,689,886
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(a)	8,801	7,283,356
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)	10,906	10,300,419
4.25%, 10/21/25	8,089	7,881,576
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	3,386	3,280,515
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(a)	5,353	4,610,828
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	9,850	9,500,292
4.75%, 10/21/45 (Call 04/21/45)	6,579	5,867,257
4.80%, 07/08/44 (Call 01/08/44)	8,169	7,266,198
5.15%, 05/22/45	8,957	8,046,007
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(a)	8,150	8,159,684
5.95%, 01/15/27	4,413	4,496,365
6.13%, 02/15/33	4,123	4,341,315
6.25%, 02/01/41	9,506	9,977,700
6.45%, 05/01/36	4,307	4,467,173
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(a)	5,500	5,695,688
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)	1,275	1,347,459
6.75%, 10/01/37	22,295	23,441,483
HSBC Bank USA NA/New York
5.63%, 08/15/35	935	878,631
5.88%, 11/01/34	1,190	1,162,525
7.00%, 01/15/39	3,005	3,309,543
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	5,875	5,292,699
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(a)	9,258	8,709,651
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(a)	2,550	2,222,619
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	5,985	5,642,936
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	3,670	3,116,748
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	8,225	7,442,508
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)	6,548	5,244,230
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	10,560	8,472,901
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)	4,878	4,053,541
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)	7,385	5,884,650
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)	5,675	5,455,690
3.90%, 05/25/26	10,624	10,209,909
Security	Par (000)	Value

Banks (continued)
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)	$12,475	$11,347,427
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(a)	10,621	10,054,609
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(a)	4,180	4,095,338
4.25%, 08/18/25	7,606	7,384,278
4.29%, 09/12/26 (Call 09/15/25), (3-mo. SOFR + 1.609%)(a)	10,679	10,350,787
4.30%, 03/08/26	12,872	12,552,732
4.38%, 11/23/26	6,651	6,419,253
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(a)	16,547	15,743,273
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	11,430	11,059,001
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)	6,790	5,982,029
4.95%, 03/31/30	10,610	10,273,982
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	3,180	3,124,600
5.25%, 03/14/44(b)	3,869	3,451,155
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)	8,275	7,955,934
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)	6,015	6,025,966
6.10%, 01/14/42	3,907	4,150,778
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	6,100	6,176,152
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	10,080	10,254,386
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)	9,215	9,360,746
6.50%, 05/02/36	8,332	8,244,797
6.50%, 09/15/37	9,717	9,642,401
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(a)	4,325	4,285,703
6.80%, 06/01/38	6,700	6,743,154
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	8,245	8,504,801
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	8,930	9,429,526
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(a)	5,200	5,411,022
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	9,175	10,015,535
HSBC USA Inc., 5.63%, 03/17/25	1,335	1,334,297
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	2,330	1,687,423
2.55%, 02/04/30 (Call 01/04/30)	2,747	2,258,546
4.00%, 05/15/25 (Call 04/15/25)	1,866	1,808,334
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	2,360	2,242,471
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)(b)	1,464	1,335,003
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)	790	790,225
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	3,000	2,838,383
5.65%, 01/10/30 (Call 11/10/29)	2,090	2,029,808

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Indonesia Government International Bond, 3.54%, 11/08/27	$2,410	$2,289,001
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	4,766	4,330,973
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	2,718	2,213,423
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(a)	2,115	2,057,381
3.95%, 03/29/27	6,580	6,248,751
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	2,478	2,352,196
4.05%, 04/09/29	4,700	4,386,409
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)	2,805	2,505,476
4.55%, 10/02/28	4,681	4,496,854
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(a)	1,760	1,771,931
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(a)	990	993,313
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	4,721	4,282,504
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	3,257	2,975,635
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	8,503	7,620,264
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(a)	11,360	10,846,305
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	6,961	6,337,244
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	3,130	2,451,018
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	6,500	5,106,173
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(a)	10,265	9,777,796
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(a)	9,151	7,932,638
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(a)	14,953	14,206,036
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	7,760	6,965,241
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	13,716	11,503,102
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)	3,940	2,631,492
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	8,790	7,068,109
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	8,549	6,989,520
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(a)	3,183	3,061,105
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)	7,921	6,839,630
2.95%, 10/01/26 (Call 07/01/26)	13,026	12,314,053
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	4,369	4,046,836
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(a)	5,261	4,472,634
Security	Par (000)	Value

Banks (continued)
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	$11,510	$9,512,935
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(a)	7,933	5,805,774
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	10,915	7,317,734
3.13%, 01/23/25 (Call 10/23/24)	8,652	8,431,596
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(a)	5,390	3,940,969
3.20%, 06/15/26 (Call 03/15/26)	7,255	6,928,071
3.30%, 04/01/26 (Call 01/01/26)	11,934	11,410,568
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	11,260	7,832,881
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)	10,273	9,533,211
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)	7,600	7,151,975
3.63%, 12/01/27 (Call 12/01/26)	6,691	6,324,009
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(a)	11,071	10,137,366
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)	12,536	11,935,551
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(a)	11,506	9,659,786
3.90%, 07/15/25 (Call 04/15/25)	10,670	10,440,494
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(a)	8,468	6,584,942
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(a)	9,203	8,906,121
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(a)	12,205	9,669,334
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(a)	6,949	6,563,886
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(a)	7,501	6,006,747
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(a)	11,365	11,118,074
4.13%, 12/15/26	10,411	10,073,852
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)	10,247	9,746,081
4.25%, 10/01/27	4,523	4,401,364
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(a)	9,454	7,844,182
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	12,238	11,835,838
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)	10,576	10,120,384
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	12,370	11,696,703
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(a)	9,076	8,688,299
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	8,180	7,600,142
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	7,920	7,792,931
4.85%, 02/01/44	5,589	5,197,845
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	17,190	16,330,537
4.95%, 06/01/45	5,281	4,788,272
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(a)	10,900	10,868,301

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(a)	$13,320	$13,016,469
5.40%, 01/06/42	7,224	7,164,449
5.50%, 10/15/40	7,024	7,009,828
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(a)	12,920	12,880,958
5.60%, 07/15/41	9,075	9,182,628
5.63%, 08/16/43	6,683	6,637,791
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	14,220	14,150,055
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(a)	8,430	8,569,655
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(a)	10,455	10,761,243
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(a)	10,485	10,959,567
6.40%, 05/15/38	9,601	10,559,389
7.63%, 10/15/26	4,596	4,906,382
7.75%, 07/15/25	1,010	1,050,922
8.00%, 04/29/27	7,581	8,272,260
8.75%, 09/01/30	1,364	1,607,772
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	300	287,180
5.00%, 01/26/33 (Call 10/26/32)	2,533	2,220,978
KeyBank NA/Cleveland OH
3.30%, 06/01/25	930	881,574
3.40%, 05/20/26	3,225	2,914,721
3.90%, 04/13/29 (Call 03/13/29)	1,468	1,216,707
4.15%, 08/08/25	1,650	1,574,336
4.90%, 08/08/32	2,130	1,735,224
5.85%, 11/15/27 (Call 10/16/27)	4,193	4,053,112
6.95%, 02/01/28	130	127,208
KeyCorp
2.25%, 04/06/27	2,694	2,343,587
2.55%, 10/01/29	3,141	2,525,344
4.10%, 04/30/28	3,111	2,838,663
4.15%, 10/29/25	1,730	1,663,411
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	3,208	2,772,771
Korea Development Bank (The)
0.75%, 01/25/25(b)	2,105	2,000,241
0.80%, 07/19/26	1,305	1,166,888
1.00%, 09/09/26	1,425	1,274,580
1.63%, 01/19/31	2,505	1,992,550
2.00%, 02/24/25	1,075	1,033,648
2.00%, 09/12/26(b)	1,035	951,843
2.00%, 10/25/31	3,615	2,899,854
2.25%, 02/24/27	360	330,875
3.00%, 01/13/26	3,243	3,105,285
3.38%, 09/16/25(b)	2,625	2,542,162
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	10,080	5,696,810
0.00%, 06/29/37(b)(c)	14,326	7,637,818
0.38%, 07/18/25	10,735	9,982,446
0.63%, 01/22/26	7,085	6,504,550
0.75%, 09/30/30	4,329	3,404,810
1.00%, 10/01/26	4,864	4,413,400
1.25%, 01/31/25	11,280	10,796,814
1.75%, 09/14/29	8,907	7,716,088
2.00%, 05/02/25	8,288	7,951,817
2.88%, 04/03/28	9,712	9,111,974
Security	Par (000)	Value

Banks (continued)
3.00%, 05/20/27	$1,165	$1,109,682
3.13%, 06/10/25	1,365	1,328,769
3.63%, 04/01/26	3,070	3,002,219
3.75%, 02/15/28	2,550	2,482,322
3.88%, 06/15/28	2,755	2,691,709
4.13%, 07/15/33	8,045	7,795,371
4.63%, 08/07/26	6,300	6,306,834
4.75%, 10/29/30	745	756,766
5.13%, 09/29/25	1,575	1,582,388
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	4,310	3,950,652
0.88%, 09/03/30	3,710	2,926,830
1.75%, 07/27/26	3,315	3,080,459
2.00%, 01/13/25	7,942	7,672,315
2.38%, 06/10/25	4,660	4,480,684
3.88%, 09/28/27(b)	965	945,170
3.88%, 06/14/28	750	733,161
5.00%, 10/24/33	300	311,156
Series 37, 2.50%, 11/15/27.	1,042	968,810
Series 40, 0.50%, 05/27/25.	6,645	6,220,581
Lloyds Bank PLC, 3.50%, 05/14/25.	220	213,944
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	2,810	2,535,120
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)	5,502	5,267,087
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)	4,347	2,781,935
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(a)	5,960	5,759,854
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	5,947	5,478,103
3.75%, 01/11/27	6,404	6,052,016
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	5,475	5,126,166
4.34%, 01/09/48	5,954	4,339,755
4.38%, 03/22/28	2,683	2,545,369
4.45%, 05/08/25	6,902	6,771,818
4.55%, 08/16/28	6,548	6,252,510
4.58%, 12/10/25	5,193	5,010,334
4.65%, 03/24/26	5,639	5,442,090
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(a)	3,538	3,460,546
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(b)	1,985	1,843,752
5.30%, 12/01/45(b)	3,554	3,081,645
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	2,285	2,288,649
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(a)	6,840	6,854,612
7.95%, 11/15/33 (Call 11/15/32), (1-year CMT + 3.750%)(a)	4,320	4,665,958
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	2,145	2,001,726
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(a)	2,655	2,373,653
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(a)	1,305	1,359,367
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,697	2,596,724

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 08/17/27	$1,940	$1,718,198
4.65%, 01/27/26 (Call 12/27/25)	2,195	2,113,261
4.70%, 01/27/28 (Call 12/28/27)	2,675	2,513,608
5.40%, 11/21/25 (Call 10/21/25)	2,155	2,121,537
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	3,634	3,397,443
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	4,195	3,775,102
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	3,665	3,281,506
2.05%, 07/17/30	2,765	2,244,437
2.19%, 02/25/25	7,534	7,224,142
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	7,129	5,693,389
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	6,040	5,475,306
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	3,134	2,518,283
2.56%, 02/25/30	4,680	3,964,170
2.76%, 09/13/26	3,565	3,318,539
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)	3,805	3,125,142
3.20%, 07/18/29	7,484	6,680,178
3.29%, 07/25/27	3,717	3,473,220
3.68%, 02/22/27	4,119	3,918,820
3.74%, 03/07/29	5,024	4,680,298
3.75%, 07/18/39	5,875	4,797,267
3.78%, 03/02/25	5,321	5,199,968
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(a)	3,355	3,265,999
3.85%, 03/01/26	3,284	3,171,614
3.96%, 03/02/28	5,453	5,193,798
4.05%, 09/11/28	4,216	4,000,243
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	4,005	3,825,933
4.15%, 03/07/39(b)	2,141	1,830,884
4.29%, 07/26/38(b)	2,167	1,903,586
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)	2,755	2,526,911
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	5,515	5,426,594
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	5,825	5,662,116
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(a)	2,275	2,257,828
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	4,040	4,027,778
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(b)	2,935	2,905,787
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	4,035	4,039,820
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)	2,780	2,764,805
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)	3,120	3,109,244
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)	3,390	3,377,985
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	1,695	1,688,271
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	5,375	5,373,916
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	$3,788	$3,399,883
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	3,993	3,595,917
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)	3,080	2,423,418
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	2,133	1,665,968
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(a)	3,995	3,210,316
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)	3,264	3,091,986
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)	2,390	1,870,742
2.56%, 09/13/31	3,750	2,934,032
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)	2,198	1,815,054
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	5,120	4,877,423
2.84%, 09/13/26	2,637	2,454,046
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(a)	2,225	1,908,601
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)	3,253	2,845,469
3.17%, 09/11/27	4,518	4,167,325
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(a)	2,020	1,789,043
3.66%, 02/28/27	2,687	2,540,924
4.02%, 03/05/28	5,325	5,051,731
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)	3,980	3,755,807
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	2,730	2,716,278
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	2,930	2,945,161
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	2,985	2,966,586
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)	2,760	2,752,764
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)	3,240	3,238,036
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)	4,215	4,198,967
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(a)	4,950	5,005,587
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	10,889	9,863,966
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	10,894	9,782,127
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(a)	5,758	5,219,385
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	7,875	6,036,080
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	14,115	10,852,125
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	12,599	11,981,033
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	10,167	7,956,269

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	$9,240	$8,420,227
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	14,463	10,917,953
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	10,028	7,958,996
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	9,031	8,675,384
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	14,177	11,975,954
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(a)	8,224	5,125,980
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	7,253	5,918,100
3.13%, 07/27/26	11,742	11,099,870
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	5,541	4,028,152
3.59%, 07/22/28 (Call 07/22/27)(a)	12,432	11,633,770
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	5,524	4,904,636
3.63%, 01/20/27	11,425	10,911,944
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	11,404	10,639,732
3.88%, 01/27/26	12,852	12,488,512
3.95%, 04/23/27	8,780	8,334,392
3.97%, 07/22/38 (Call 07/22/37)(a)	11,505	9,595,351
4.00%, 07/23/25	8,358	8,171,472
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	6,310	6,060,267
4.30%, 01/27/45	8,819	7,416,792
4.35%, 09/08/26	9,244	8,969,480
4.38%, 01/22/47	9,060	7,607,537
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	11,293	10,720,154
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	5,732	5,010,360
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	7,405	7,278,228
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	7,095	6,641,566
5.00%, 11/24/25	9,161	9,061,538
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	2,650	2,624,603
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	6,225	6,122,256
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	10,570	10,402,150
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	10,620	10,176,859
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	5,830	5,410,816
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	5,005	4,851,205
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	3,720	3,703,261
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	7,945	8,016,946
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	5,315	5,156,687
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(a)	800	806,385
Security	Par (000)	Value

Banks (continued)
6.25%, 08/09/26	$5,781	$5,900,261
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	6,203	6,376,920
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	12,280	12,714,838
6.38%, 07/24/42	8,773	9,567,012
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(a)	4,165	4,314,432
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(a)	5,615	5,950,956
7.25%, 04/01/32	10,434	11,886,980
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	7,453	7,363,506
5.48%, 07/16/25 (Call 06/16/25)	4,370	4,380,341
5.88%, 10/30/26 (Call 09/30/26)	8,965	9,111,282
National Australia Bank Ltd./New York
2.50%, 07/12/26	6,611	6,192,430
3.38%, 01/14/26	4,454	4,295,659
3.50%, 06/09/25	315	307,285
3.91%, 06/09/27	365	350,892
4.90%, 06/13/28	3,685	3,652,949
4.94%, 01/12/28	3,720	3,686,110
4.97%, 01/12/26	2,899	2,887,560
5.20%, 05/13/25	3,185	3,180,424
National Bank of Canada, 5.25%, 01/17/25	1,435	1,429,066
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	5,180	4,651,093
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(a)	5,103	3,981,561
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)	3,782	3,442,592
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)	2,594	2,394,096
4.80%, 04/05/26	6,573	6,449,179
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	6,665	6,380,931
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	8,455	8,089,533
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)	3,050	3,003,132
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	3,590	3,569,752
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)	2,145	2,138,642
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	1,480	1,479,000
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	5,795	5,944,190
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	3,676	3,038,741
3.15%, 05/03/29 (Call 02/03/29)	3,287	2,988,294
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	5,531	5,033,285
3.65%, 08/03/28 (Call 05/03/28)	640	604,297
3.95%, 10/30/25	4,416	4,313,857
4.00%, 05/10/27 (Call 04/10/27)	6,190	6,011,907
6.13%, 11/02/32 (Call 08/02/32)	2,551	2,628,312
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,980	2,752,488
0.50%, 02/02/26	2,825	2,578,700

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.50%, 02/12/25	$4,580	$4,386,736
2.88%, 05/23/25	915	887,389
3.63%, 09/09/27	1,470	1,427,165
4.13%, 01/20/26	1,435	1,415,977
4.25%, 03/01/28	2,145	2,124,128
4.63%, 11/03/25	1,125	1,119,879
5.00%, 10/23/26(b)	1,060	1,072,181
PNC Bank NA
2.70%, 10/22/29	3,227	2,710,836
2.95%, 02/23/25 (Call 01/23/25)	2,711	2,621,436
3.10%, 10/25/27 (Call 09/25/27)	4,568	4,183,596
3.25%, 06/01/25 (Call 05/02/25)	4,132	3,981,701
3.25%, 01/22/28 (Call 12/23/27)	4,164	3,827,263
3.88%, 04/10/25 (Call 03/10/25)	2,846	2,770,003
4.05%, 07/26/28	6,079	5,676,068
4.20%, 11/01/25 (Call 10/01/25)	2,288	2,218,049
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,301	2,955,640
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	3,448	2,807,328
2.55%, 01/22/30 (Call 10/24/29)	8,142	6,883,960
2.60%, 07/23/26 (Call 05/24/26)	3,136	2,928,210
3.15%, 05/19/27 (Call 04/19/27)	3,437	3,205,426
3.45%, 04/23/29 (Call 01/23/29)	6,560	5,974,800
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	1,052	938,262
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	5,065	4,956,356
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	7,425	6,959,064
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(a)	4,115	4,065,666
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	3,630	3,605,807
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(a)	3,190	3,187,683
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	4,165	4,143,800
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	4,160	4,168,852
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(a)	4,185	4,282,118
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	3,910	4,155,599
Regions Bank/Birmingham AL, 6.45%,
06/26/37	2,425	2,337,624
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	920	759,147
2.25%, 05/18/25 (Call 04/18/25)	2,705	2,543,441
7.38%, 12/10/37	1,803	1,922,805
Royal Bank of Canada
0.88%, 01/20/26	3,779	3,447,754
1.15%, 06/10/25	5,516	5,177,052
1.15%, 07/14/26	4,632	4,164,882
1.20%, 04/27/26	6,800	6,176,200
1.40%, 11/02/26	4,723	4,240,500
1.60%, 01/21/25	1,450	1,390,454
2.05%, 01/21/27	1,565	1,425,508
2.30%, 11/03/31	5,350	4,296,629
3.38%, 04/14/25	1,930	1,876,893
3.63%, 05/04/27	4,414	4,188,785
Security	Par (000)	Value

Banks (continued)
3.88%, 05/04/32	$2,290	$2,053,295
4.24%, 08/03/27	5,474	5,305,712
4.65%, 01/27/26	6,167	6,060,330
4.88%, 01/12/26	4,360	4,323,982
4.90%, 01/12/28	3,485	3,449,216
4.95%, 04/25/25	3,325	3,301,190
5.00%, 02/01/33	6,365	6,133,000
5.00%, 05/02/33	3,310	3,183,393
5.20%, 07/20/26	4,065	4,060,154
5.20%, 08/01/28	3,270	3,260,002
6.00%, 11/01/27	2,925	3,005,543
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	3,690	3,308,186
3.24%, 10/05/26 (Call 08/05/26)	4,069	3,756,847
3.45%, 06/02/25 (Call 05/02/25)	4,109	3,945,392
4.40%, 07/13/27 (Call 04/14/27)	3,888	3,701,940
4.50%, 07/17/25 (Call 04/17/25)	4,156	4,061,935
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	2,090	2,072,006
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	3,255	3,290,680
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	1,445	1,454,508
7.66%, 11/09/31 (Call 11/09/30),
(1-day SOFR + 3.280%)(a)	2,300	2,400,872
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	4,122	3,788,482
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	5,377	4,799,196
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	4,373	3,902,031
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(a)	970	785,568
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	4,651	4,271,260
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	3,630	3,658,324
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(a)	2,190	2,208,646
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	1,200	1,083,954
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(a)	1,725	1,644,336
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	1,845	1,681,089
2.20%, 03/03/31	2,930	2,338,713
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(a)	2,728	2,642,156
2.40%, 01/24/30	3,288	2,833,227
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	2,975	2,408,457
2.65%, 05/19/26(b)	3,551	3,354,312
2.90%, 03/30/26 (Call 10/30/25),
(1-day SOFR + 2.600%)(a)	2,524	2,433,165
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	2,455	2,123,805
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(a)	1,971	1,722,759

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 12/16/24	$4,302	$4,211,457
3.55%, 08/18/25	4,407	4,286,735
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	1,748	1,662,783
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	2,710	2,444,568
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	1,835	1,703,500
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)	2,125	1,997,037
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(a)	1,385	1,369,630
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	3,800	3,772,205
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	2,655	2,557,982
5.27%, 08/03/26 (Call 07/03/26)	4,795	4,792,445
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(a)	4,765	4,806,848
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	1,955	1,961,725
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	1,990	2,031,461
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(a)	2,090	2,111,542
Sumitomo Mitsui Banking Corp., 3.65%,
07/23/25(b)	3,800	3,685,756
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,970	1,793,533
1.40%, 09/17/26	8,970	8,043,629
1.47%, 07/08/25	3,834	3,592,866
1.71%, 01/12/31	2,645	2,045,625
1.90%, 09/17/28	7,660	6,541,763
2.13%, 07/08/30	5,385	4,377,544
2.14%, 09/23/30	2,946	2,354,173
2.17%, 01/14/27	1,739	1,576,456
2.22%, 09/17/31	2,895	2,289,109
2.30%, 01/12/41	840	538,082
2.35%, 01/15/25	2,519	2,429,590
2.47%, 01/14/29	1,555	1,347,187
2.63%, 07/14/26	8,863	8,265,630
2.72%, 09/27/29	1,786	1,537,473
2.75%, 01/15/30	5,305	4,532,936
2.93%, 09/17/41	3,730	2,551,382
3.01%, 10/19/26	5,758	5,391,433
3.04%, 07/16/29	9,295	8,198,803
3.05%, 01/14/42(b)	2,185	1,563,721
3.20%, 09/17/29	1,716	1,515,109
3.35%, 10/18/27	3,779	3,512,471
3.36%, 07/12/27	2,806	2,621,933
3.45%, 01/11/27	4,062	3,834,282
3.54%, 01/17/28	3,726	3,467,505
3.78%, 03/09/26	7,141	6,885,756
3.94%, 07/19/28	3,574	3,364,234
4.31%, 10/16/28	3,352	3,189,022
5.46%, 01/13/26	4,525	4,520,400
5.52%, 01/13/28	6,480	6,506,749
5.71%, 01/13/30	4,900	4,934,578
5.72%, 09/14/28	6,470	6,555,926
5.77%, 01/13/33	5,870	5,967,431
5.78%, 07/13/33	2,400	2,432,030
Security	Par (000)	Value

Banks (continued)
5.80%, 07/13/28	$2,690	$2,728,545
5.81%, 09/14/33	6,400	6,509,192
5.85%, 07/13/30	2,730	2,780,302
5.88%, 07/13/26	2,420	2,442,153
6.18%, 07/13/43	360	375,890
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	3,080	2,986,192
5.63%, 08/23/27 (Call 07/23/27)	4,037	3,823,749
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	850	777,826
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)	335	325,272
Toronto-Dominion Bank (The)
0.75%, 09/11/25	3,725	3,431,682
0.75%, 01/06/26	6,935	6,309,947
1.15%, 06/12/25	3,345	3,136,089
1.20%, 06/03/26	6,595	5,956,758
1.25%, 12/13/24	2,763	2,643,765
1.25%, 09/10/26	6,943	6,241,324
1.45%, 01/10/25	3,575	3,423,248
1.95%, 01/12/27	3,280	2,977,139
2.00%, 09/10/31	5,208	4,121,094
2.45%, 01/12/32	4,355	3,488,543
2.80%, 03/10/27	4,315	3,994,413
3.20%, 03/10/32	5,610	4,732,681
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	6,546	6,143,145
3.77%, 06/06/25	6,065	5,912,739
4.11%, 06/08/27	5,585	5,368,227
4.46%, 06/08/32	3,380	3,141,149
4.69%, 09/15/27	5,820	5,708,747
5.10%, 01/09/26	1,120	1,116,368
5.16%, 01/10/28	4,110	4,078,299
5.52%, 07/17/28(b)	4,585	4,623,295
5.53%, 07/17/26	4,475	4,498,176
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	3,738	3,533,571
2.15%, 12/06/24 (Call 11/06/24)	5,601	5,394,326
2.25%, 03/11/30 (Call 12/11/29)	5,025	3,975,880
3.30%, 05/15/26 (Call 04/15/26)	4,374	4,086,821
3.63%, 09/16/25 (Call 08/16/25)	6,064	5,798,955
3.80%, 10/30/26 (Call 09/30/26)	3,336	3,118,686
4.05%, 11/03/25 (Call 09/03/25)	3,170	3,082,322
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,712	3,169,486
1.20%, 08/05/25 (Call 07/03/25)	2,709	2,512,739
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	3,166	2,848,882
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	4,350	3,641,225
1.95%, 06/05/30 (Call 03/05/30)	2,320	1,854,986
3.70%, 06/05/25 (Call 05/05/25)	3,834	3,723,532
3.88%, 03/19/29 (Call 02/19/29)	2,911	2,647,829
4.00%, 05/01/25 (Call 03/01/25)	3,112	3,036,272
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	3,315	3,112,494
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	4,206	4,067,747
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	3,870	3,711,353
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	5,480	4,850,375

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	$2,365	$2,173,888
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	2,835	2,765,364
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)	4,345	4,327,362
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(a)	2,640	2,643,255
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	4,688	4,623,717
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(a)	2,765	2,890,336
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	3,156	2,420,095
1.45%, 05/12/25 (Call 04/12/25)	5,371	5,063,203
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	4,030	3,648,625
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	7,320	5,418,036
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	5,673	4,471,354
3.00%, 07/30/29 (Call 04/30/29)	3,098	2,684,056
3.10%, 04/27/26 (Call 03/27/26)(b)	3,911	3,702,440
3.90%, 04/26/28 (Call 03/26/28)	4,809	4,541,177
3.95%, 11/17/25 (Call 10/17/25)	3,500	3,408,631
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)	6,510	6,264,519
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)	4,615	4,429,165
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	4,765	4,360,563
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	6,485	5,806,767
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)	5,220	5,200,955
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	2,215	2,214,176
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	2,540	2,501,675
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	4,985	4,911,880
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(a)	2,275	2,343,229
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	5,132	4,751,922
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,972	4,648,305
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	3,498	3,363,848
2.80%, 01/27/25 (Call 12/27/24)	3,727	3,604,300
UBS AG
5.65%, 09/11/28	3,590	3,629,111
5.80%, 09/11/25	3,760	3,774,753
UBS Group AG
3.75%, 03/26/25	9,454	9,171,585
4.55%, 04/17/26	7,839	7,638,599
4.88%, 05/15/45	7,742	6,824,657
Wachovia Corp.
5.50%, 08/01/35	7,896	7,601,775
7.57%, 08/01/26 (Call 02/01/24)(d)	355	371,674
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	1,695	1,487,254
Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(a)	$12,218	$11,672,888
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(a)	9,076	8,628,327
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(a)	10,731	9,645,733
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	11,678	9,759,806
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	12,676	10,906,276
3.00%, 02/19/25	9,088	8,818,055
3.00%, 04/22/26	13,765	13,020,068
3.00%, 10/23/26	16,823	15,752,150
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	14,665	10,502,044
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)	9,748	9,188,528
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	10,205	8,545,275
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(a)	12,335	11,567,478
3.55%, 09/29/25	10,790	10,433,116
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)	14,184	13,278,509
3.90%, 05/01/45	9,001	6,956,471
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(a)	9,700	9,443,235
4.10%, 06/03/26	9,667	9,311,919
4.15%, 01/24/29 (Call 10/24/28)	10,357	9,810,371
4.30%, 07/22/27	7,741	7,430,784
4.40%, 06/14/46	8,257	6,433,789
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	7,402	6,908,352
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)	4,090	4,010,879
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(a)	12,395	10,383,508
4.65%, 11/04/44	8,323	6,861,794
4.75%, 12/07/46	8,450	6,923,971
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)	8,865	8,644,655
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	14,725	13,793,156
4.90%, 11/17/45	8,573	7,274,561
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	21,531	19,188,200
5.38%, 02/07/35	1,220	1,202,891
5.38%, 11/02/43	8,388	7,608,126
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	10,980	10,565,487
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	13,394	13,032,523
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(a)	10,415	10,405,091
5.61%, 01/15/44	9,758	9,078,048
5.95%, 12/01/86 (Call 12/15/36)	1,691	1,627,234
6.00%, 10/28/25 (Call 04/28/24)(b)	140	139,940
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(a)	8,085	8,332,304

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(a)	$11,125	$11,633,016
Series B, 7.95%, 11/15/29.	1,104	1,200,035
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	8,130	8,177,380
5.55%, 08/01/25 (Call 07/01/25)	8,150	8,176,697
5.85%, 02/01/37	3,279	3,273,885
5.95%, 08/26/36	3,262	3,192,031
6.60%, 01/15/38	4,441	4,689,939
Westpac Banking Corp.
1.15%, 06/03/26	8,385	7,613,012
1.95%, 11/20/28	6,125	5,274,622
2.15%, 06/03/31	5,165	4,213,115
2.35%, 02/19/25	4,512	4,357,861
2.65%, 01/16/30	3,329	2,891,580
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	3,954	3,072,225
2.70%, 08/19/26	4,261	4,013,381
2.85%, 05/13/26	7,830	7,434,845
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(a)	6,743	6,443,049
2.96%, 11/16/40	3,998	2,548,270
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	5,815	4,505,347
3.13%, 11/18/41	4,359	2,808,899
3.35%, 03/08/27	4,515	4,284,301
3.40%, 01/25/28	4,755	4,460,860
3.74%, 08/26/25	130	126,825
4.04%, 08/26/27	2,156	2,096,092
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	4,918	4,351,127
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	5,908	5,580,245
4.42%, 07/24/39	3,871	3,094,767
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	1,525	1,434,025
5.46%, 11/18/27	5,822	5,894,041
5.51%, 11/17/25	4,045	4,069,947
5.54%, 11/17/28	3,725	3,788,257
6.82%, 11/17/33	2,400	2,501,989
Wintrust Financial Corp., 4.85%, 06/06/29(b)	797	708,729
Zions Bancorp. NA, 3.25%, 10/29/29
(Call 07/29/29)	2,151	1,673,624
		5,317,946,431
Beverages — 0.5%
Anheuser-Busch
Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	21,043	20,055,051
4.90%, 02/01/46 (Call 08/01/45)	34,526	31,948,486
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	125	102,792
4.63%, 02/01/44	4,778	4,260,466
4.70%, 02/01/36 (Call 08/01/35)	3,551	3,378,676
4.90%, 02/01/46 (Call 08/01/45)	5,334	4,919,780
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	3,921	3,624,321
3.65%, 02/01/26 (Call 11/01/25)	13,599	13,246,075
3.75%, 07/15/42	335	268,443
4.00%, 04/13/28 (Call 01/13/28)	10,395	10,073,994
4.35%, 06/01/40 (Call 12/01/39)	5,774	5,108,485
Security	Par (000)	Value

Beverages (continued)
4.38%, 04/15/38 (Call 10/15/37)	$4,523	$4,093,666
4.44%, 10/06/48 (Call 04/06/48)	8,290	7,220,657
4.50%, 06/01/50 (Call 12/01/49)	1,695	1,491,193
4.60%, 04/15/48 (Call 10/15/47)	7,935	7,084,327
4.60%, 06/01/60 (Call 12/01/59)	1,220	1,050,100
4.75%, 01/23/29 (Call 10/23/28)	14,938	14,905,694
4.75%, 04/15/58 (Call 10/15/57)	2,200	1,956,249
4.90%, 01/23/31 (Call 10/23/30)	3,769	3,805,693
4.95%, 01/15/42	5,500	5,200,679
5.45%, 01/23/39 (Call 07/23/38)	8,250	8,274,937
5.55%, 01/23/49 (Call 07/23/48)	15,190	15,499,353
5.80%, 01/23/59 (Call 07/23/58)	7,626	7,970,034
5.88%, 06/15/35	1,130	1,190,383
8.00%, 11/15/39	1,600	1,960,359
8.20%, 01/15/39	4,991	6,323,001
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	570	556,000
4.00%, 04/15/38 (Call 10/15/37)	996	849,241
4.50%, 07/15/45 (Call 01/15/45)	1,510	1,315,541
4.75%, 04/15/33 (Call 01/15/33)	2,250	2,216,971
Coca-Cola Co. (The)
1.00%, 03/15/28	3,994	3,452,080
1.38%, 03/15/31	3,100	2,473,383
1.45%, 06/01/27	3,457	3,103,590
1.50%, 03/05/28	3,187	2,811,464
1.65%, 06/01/30	4,519	3,755,438
2.00%, 03/05/31	3,466	2,894,946
2.13%, 09/06/29	5,518	4,838,127
2.25%, 01/05/32	8,785	7,415,390
2.50%, 06/01/40	3,278	2,337,045
2.50%, 03/15/51	5,805	3,640,834
2.60%, 06/01/50	6,664	4,295,759
2.75%, 06/01/60(b)	3,676	2,347,415
2.88%, 05/05/41	3,700	2,756,853
2.90%, 05/25/27	3,912	3,684,195
3.00%, 03/05/51	3,790	2,685,514
3.38%, 03/25/27	4,257	4,106,134
3.45%, 03/25/30	6,173	5,758,563
4.20%, 03/25/50	2,956	2,594,157
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	3,379	3,286,121
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	4,103	3,124,854
2.75%, 01/22/30 (Call 10/22/29)	3,258	2,830,565
5.25%, 11/26/43	2,442	2,286,897
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	640	515,147
2.88%, 05/01/30 (Call 02/01/30)	2,605	2,257,857
3.15%, 08/01/29 (Call 05/01/29)	3,622	3,255,323
3.50%, 05/09/27 (Call 02/09/27)	2,300	2,181,409
3.60%, 02/15/28 (Call 11/15/27)	2,255	2,118,555
3.70%, 12/06/26 (Call 09/06/26)	3,850	3,697,470
3.75%, 05/01/50 (Call 11/01/49)	2,390	1,763,432
4.10%, 02/15/48 (Call 08/15/47)	2,361	1,857,585
4.35%, 05/09/27 (Call 04/09/27)	2,615	2,551,415
4.40%, 11/15/25 (Call 09/15/25)	3,174	3,111,348
4.50%, 05/09/47 (Call 11/09/46)	2,010	1,665,121
4.65%, 11/15/28 (Call 08/15/28)	2,922	2,856,366
4.75%, 12/01/25	2,607	2,577,319
4.75%, 05/09/32 (Call 02/09/32)	755	721,868
4.90%, 05/01/33 (Call 02/01/33)	3,155	3,043,050

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.00%, 02/02/26 (Call 02/02/24)	$650	$648,197
5.25%, 11/15/48 (Call 05/15/48)	1,870	1,736,994
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	4,036	3,777,522
2.00%, 04/29/30 (Call 01/29/30)	4,556	3,792,807
2.13%, 04/29/32 (Call 01/29/32)	3,663	2,910,974
2.38%, 10/24/29 (Call 07/24/29)	2,325	2,020,683
3.88%, 05/18/28 (Call 02/18/28)	2,389	2,292,980
3.88%, 04/29/43 (Call 10/29/42)	2,362	1,924,378
5.20%, 10/24/25	3,540	3,545,340
5.30%, 10/24/27 (Call 09/24/27)	3,795	3,847,224
5.38%, 10/05/26 (Call 09/05/26)	3,400	3,435,571
5.50%, 01/24/33 (Call 10/24/32)	3,280	3,356,768
5.63%, 10/05/33 (Call 07/05/33)	2,690	2,779,861
5.88%, 09/30/36	2,660	2,795,792
Diageo Investment Corp.
4.25%, 05/11/42	972	828,378
7.45%, 04/15/35 (Call 04/15/24)	1,980	2,311,942
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	810	565,643
4.38%, 05/10/43	150	124,256
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,563	2,093,658
2.55%, 09/15/26 (Call 06/15/26)	2,458	2,289,851
3.20%, 05/01/30 (Call 02/01/30)	2,074	1,840,185
3.35%, 03/15/51 (Call 09/15/50)	3,215	2,178,497
3.40%, 11/15/25 (Call 08/15/25)	3,324	3,200,343
3.43%, 06/15/27 (Call 03/15/27)	2,958	2,793,448
3.80%, 05/01/50 (Call 11/01/49)	2,515	1,868,101
3.95%, 04/15/29 (Call 02/15/29)	4,665	4,411,950
4.05%, 04/15/32 (Call 01/15/32)	3,705	3,393,449
4.42%, 05/25/25 (Call 03/25/25)	1,890	1,859,487
4.42%, 12/15/46 (Call 06/15/46)	2,122	1,726,002
4.50%, 11/15/45 (Call 05/15/45)	3,435	2,886,366
4.50%, 04/15/52 (Call 10/15/51)	3,230	2,699,668
4.60%, 05/25/28 (Call 02/25/28)	1,490	1,459,748
5.09%, 05/25/48 (Call 11/25/47)(b)	240	219,539
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	5,871	5,562,686
4.20%, 07/15/46 (Call 01/15/46)	7,012	5,561,991
5.00%, 05/01/42	4,367	3,944,362
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,200	2,554,653
1.63%, 05/01/30 (Call 02/01/30)	4,363	3,607,815
1.95%, 10/21/31 (Call 07/21/31)	5,055	4,124,174
2.25%, 03/19/25 (Call 02/19/25)	8,811	8,498,875
2.38%, 10/06/26 (Call 07/06/26)	4,667	4,381,731
2.63%, 03/19/27 (Call 01/19/27)	3,198	2,996,432
2.63%, 07/29/29 (Call 04/29/29)	4,348	3,895,592
2.63%, 10/21/41 (Call 04/21/41)	4,845	3,426,345
2.75%, 04/30/25 (Call 01/30/25)	3,156	3,057,661
2.75%, 03/19/30 (Call 12/19/29)	6,038	5,393,628
2.75%, 10/21/51 (Call 04/21/51)	4,295	2,815,261
2.85%, 02/24/26 (Call 11/24/25)	4,084	3,912,491
2.88%, 10/15/49 (Call 04/15/49)	4,657	3,191,589
3.00%, 10/15/27 (Call 07/15/27)	5,511	5,196,583
3.38%, 07/29/49 (Call 01/29/49)	4,030	3,015,774
3.45%, 10/06/46 (Call 04/06/46)	4,809	3,700,674
3.50%, 07/17/25 (Call 04/17/25)	3,901	3,812,347
3.50%, 03/19/40 (Call 09/19/39)	435	352,975
3.60%, 02/18/28 (Call 01/18/28)	3,675	3,524,517
Security	Par (000)	Value

Beverages (continued)
3.60%, 08/13/42	$1,180	$939,902
3.63%, 03/19/50 (Call 09/19/49)	5,054	3,944,790
3.88%, 03/19/60 (Call 09/19/59)	475	373,940
3.90%, 07/18/32 (Call 04/18/32)	5,235	4,923,742
4.00%, 03/05/42	795	669,159
4.00%, 05/02/47 (Call 11/02/46)	1,835	1,540,074
4.20%, 07/18/52 (Call 01/18/52)	3,375	2,922,470
4.25%, 10/22/44 (Call 04/22/44)	530	452,415
4.45%, 05/15/28 (Call 04/15/28)(b)	2,935	2,935,871
4.45%, 02/15/33 (Call 11/15/32)(b)	2,940	2,911,528
4.45%, 04/14/46 (Call 10/14/45)	1,665	1,500,491
4.55%, 02/13/26 (Call 01/13/26)	2,721	2,709,374
4.65%, 02/15/53 (Call 08/15/52)	2,910	2,704,969
4.88%, 11/01/40	1,430	1,379,286
5.13%, 11/10/26 (Call 10/10/26)	2,625	2,650,194
5.25%, 11/10/25	2,625	2,642,597
5.50%, 01/15/40	150	154,162
7.00%, 03/01/29	4,935	5,447,672
		505,549,630
Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,643	6,592,797
1.90%, 02/21/25 (Call 01/21/25)	2,977	2,857,702
2.00%, 01/15/32 (Call 10/15/31)	5,225	4,108,427
2.20%, 02/21/27 (Call 12/21/26)	3,037	2,787,909
2.30%, 02/25/31 (Call 11/25/30)	6,226	5,158,197
2.45%, 02/21/30 (Call 11/21/29)	3,702	3,181,086
2.60%, 08/19/26 (Call 05/19/26)	6,420	6,016,549
2.77%, 09/01/53 (Call 03/01/53)	5,435	3,235,186
2.80%, 08/15/41 (Call 02/15/41)	6,775	4,661,146
3.00%, 02/22/29 (Call 12/22/28)	1,285	1,170,709
3.00%, 01/15/52 (Call 07/15/51)(b)	6,722	4,350,408
3.13%, 05/01/25 (Call 02/01/25)	5,689	5,510,166
3.15%, 02/21/40 (Call 08/21/39)	7,582	5,595,089
3.20%, 11/02/27 (Call 08/02/27)	4,002	3,748,012
3.35%, 02/22/32 (Call 11/22/31)	2,826	2,480,769
3.38%, 02/21/50 (Call 08/21/49)	7,565	5,240,440
4.05%, 08/18/29 (Call 06/18/29)	6,525	6,209,656
4.20%, 03/01/33 (Call 12/01/32)	3,960	3,651,173
4.20%, 02/22/52 (Call 08/22/51)	3,299	2,602,568
4.40%, 05/01/45 (Call 11/01/44)	8,779	7,285,321
4.40%, 02/22/62 (Call 08/22/61)	3,776	2,970,070
4.56%, 06/15/48 (Call 12/15/47)	6,754	5,730,606
4.66%, 06/15/51 (Call 12/15/50)	11,450	9,782,968
4.88%, 03/01/53 (Call 09/01/52)	3,475	3,056,442
4.95%, 10/01/41	4,087	3,695,177
5.15%, 03/02/28 (Call 02/02/28)	15,040	15,081,091
5.15%, 11/15/41 (Call 05/15/41)	3,650	3,376,422
5.25%, 03/02/25	10,290	10,255,531
5.25%, 03/02/30 (Call 01/02/30)	12,280	12,345,014
5.25%, 03/02/33 (Call 12/02/32)	15,845	15,687,997
5.51%, 03/02/26 (Call 03/02/24)	410	409,873
5.60%, 03/02/43 (Call 09/02/42)	11,770	11,519,449
5.65%, 06/15/42 (Call 12/15/41)	1,330	1,297,434
5.65%, 03/02/53 (Call 09/02/52)	13,335	13,145,127
5.75%, 03/15/40	320	315,061
5.75%, 03/02/63 (Call 09/02/62)	8,725	8,548,336
6.38%, 06/01/37	1,265	1,343,680
6.40%, 02/01/39	2,865	3,047,179

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	$3,475	$3,396,948
5.25%, 06/23/45 (Call 12/23/44)	1,958	1,827,506
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	6,915	5,689,904
3.15%, 05/01/50 (Call 11/01/49)	8,356	5,391,877
3.25%, 02/15/51 (Call 08/15/50)	4,751	3,107,753
4.05%, 09/15/25 (Call 06/15/25)	7,904	7,705,836
5.20%, 09/15/45 (Call 03/15/45)	1,012	927,762
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	2,216	2,058,601
3.70%, 03/15/32 (Call 12/15/31)	3,305	2,835,127
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	3,907	3,403,017
1.65%, 10/01/30 (Call 07/01/30)	3,748	3,030,131
2.60%, 10/01/40 (Call 04/01/40)	4,556	3,144,481
2.80%, 10/01/50 (Call 04/01/50)	6,605	4,212,462
2.95%, 03/01/27 (Call 12/01/26)	6,109	5,730,842
3.50%, 02/01/25 (Call 11/01/24)	3,191	3,122,792
3.65%, 03/01/26 (Call 12/01/25)	9,128	8,833,954
4.00%, 09/01/36 (Call 03/01/36)	3,753	3,292,679
4.15%, 03/01/47 (Call 09/01/46)	7,610	6,241,840
4.50%, 02/01/45 (Call 08/01/44)	5,495	4,769,870
4.60%, 09/01/35 (Call 03/01/35)	4,553	4,297,845
4.75%, 03/01/46 (Call 09/01/45)	9,113	8,206,080
4.80%, 04/01/44 (Call 10/01/43)	5,031	4,576,836
5.25%, 10/15/33 (Call 07/15/33)	2,695	2,706,851
5.55%, 10/15/53 (Call 04/15/53)	2,465	2,488,429
5.65%, 12/01/41 (Call 06/01/41)	3,867	3,902,093
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	645	511,464
5.75%, 12/13/27 (Call 11/13/27)	2,815	2,821,876
5.80%, 12/12/25 (Call 11/12/25)	3,210	3,195,954
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,472	4,350,585
2.80%, 09/15/50 (Call 03/15/50)	3,513	2,132,144
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	2,809	2,594,216
1.75%, 09/02/27 (Call 07/02/27)	4,116	3,603,955
2.15%, 09/02/31 (Call 06/02/31)	2,599	2,032,102
2.20%, 09/02/30 (Call 06/02/30)	3,259	2,631,660
3.30%, 09/02/40 (Call 03/02/40)	3,547	2,485,584
3.35%, 09/02/51 (Call 03/02/51)	3,230	2,021,943
3.55%, 09/02/50 (Call 03/02/50)	4,072	2,668,443
		344,002,209
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,791	1,719,888
2.49%, 02/15/27 (Call 12/15/26)	1,798	1,649,203
2.70%, 02/15/31 (Call 11/15/30)	3,420	2,865,242
2.72%, 02/15/30 (Call 11/15/29)	8,648	7,443,152
3.38%, 04/05/40 (Call 10/05/39)	6,650	4,979,565
3.58%, 04/05/50 (Call 10/05/49)	7,221	5,146,502
5.80%, 11/30/25(e)	5,280	5,311,389
5.90%, 03/15/34 (Call 12/15/33)(e)	1,240	1,276,079
6.20%, 03/15/54 (Call 09/15/53)(e)	970	1,025,093
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	2,130	1,725,658
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,467	3,086,168
4.00%, 06/15/25 (Call 03/15/25)	2,285	2,227,459
Security	Par (000)	Value

Building Materials (continued)
4.00%, 03/25/32 (Call 12/25/31)	$1,965	$1,738,359
4.50%, 03/25/52 (Call 09/25/51)	2,241	1,749,687
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	1,854	1,849,256
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	2,561	2,482,005
4.50%, 02/15/47 (Call 08/15/46)	2,112	1,756,124
4.63%, 07/02/44 (Call 01/02/44)	2,340	1,967,275
4.95%, 07/02/64 (Call 01/02/64)(d)	1,802	1,514,237
5.13%, 09/14/45 (Call 03/14/45)	617	552,600
6.00%, 01/15/36	639	658,542
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,755	2,211,022
2.00%, 09/16/31 (Call 06/16/31)	2,005	1,595,880
4.90%, 12/01/32 (Call 09/01/32)	1,620	1,588,466
Lafarge SA, 7.13%, 07/15/36.	890	974,331
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,760	1,641,755
1.70%, 08/01/27 (Call 06/01/27)	1,353	1,193,667
5.50%, 09/15/28 (Call 08/15/28)	2,000	2,007,057
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	2,080	1,690,326
3.20%, 07/15/51 (Call 01/15/51)	2,940	1,974,428
3.45%, 06/01/27 (Call 03/01/27)	1,453	1,365,195
3.50%, 12/15/27 (Call 09/15/27)	4,014	3,754,588
4.25%, 12/15/47 (Call 06/15/47)	3,155	2,559,233
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,816	2,371,724
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,587	2,208,031
2.00%, 10/01/30 (Call 07/01/30)	2,649	2,092,259
2.00%, 02/15/31 (Call 11/15/30)	1,300	1,023,650
3.13%, 02/15/51 (Call 08/15/50)	1,371	862,526
3.50%, 11/15/27 (Call 08/15/27)	2,293	2,130,334
4.50%, 05/15/47 (Call 11/15/46)	2,070	1,633,733
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,523,159
5.85%, 09/18/28 (Call 08/18/28)(b)	1,825	1,848,723
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,858	2,709,381
3.88%, 06/01/30 (Call 03/01/30)	1,545	1,399,756
3.95%, 08/15/29 (Call 05/15/29)	2,723	2,521,383
4.20%, 12/01/24 (Call 09/01/24)	2,621	2,576,798
4.30%, 07/15/47 (Call 01/15/47)	2,731	2,168,544
4.40%, 01/30/48 (Call 07/30/47)	1,829	1,459,740
7.00%, 12/01/36	1,465	1,613,663
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	575	571,172
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,388	2,268,634
4.30%, 02/21/48 (Call 08/21/47)	1,103	900,753
5.75%, 06/15/43	2,312	2,321,167
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	2,162	2,083,534
3.80%, 03/21/29 (Call 12/21/28)	3,450	3,253,054
4.50%, 03/21/49 (Call 09/21/48)	1,455	1,235,869
4.65%, 11/01/44 (Call 05/01/44)	1,263	1,089,968
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,815	3,412,666
3.90%, 04/01/27 (Call 01/01/27)	1,380	1,317,796
4.50%, 04/01/25 (Call 01/01/25)	1,687	1,664,677

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.50%, 06/15/47 (Call 12/15/46)	$3,224	$2,711,869
4.70%, 03/01/48 (Call 09/01/47)	1,598	1,379,287
5.80%, 03/01/26 (Call 03/01/24)	620	619,890
		130,253,171
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(b)	3,685	3,453,530
1.85%, 05/15/27 (Call 03/15/27)	5,927	5,380,661
2.05%, 05/15/30 (Call 02/15/30)	3,412	2,878,227
2.70%, 05/15/40 (Call 11/15/39)	2,601	1,846,335
2.80%, 05/15/50 (Call 11/15/49)	4,252	2,786,352
4.80%, 03/03/33 (Call 12/03/32)	3,065	3,034,554
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	2,150	2,070,247
5.05%, 06/01/32 (Call 03/01/32)	1,040	963,268
5.45%, 12/01/44 (Call 06/01/44)	2,680	2,348,697
5.65%, 06/01/52 (Call 12/01/51)	995	844,762
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	560	517,327
5.00%, 06/30/32 (Call 03/30/32)	2,415	2,273,687
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,454	2,185,796
6.05%, 03/15/25	4,045	4,052,583
6.17%, 07/15/27 (Call 06/15/27)	8,300	8,381,505
6.33%, 07/15/29 (Call 05/15/29)	1,815	1,850,714
6.35%, 11/15/28 (Call 10/15/28)	3,680	3,761,243
6.38%, 07/15/32 (Call 04/15/32)	3,290	3,352,071
6.55%, 11/15/30 (Call 09/15/30)	3,820	3,920,123
6.70%, 11/15/33 (Call 08/15/33)	2,125	2,203,859
CF Industries Inc.
4.95%, 06/01/43	3,220	2,729,741
5.15%, 03/15/34	3,346	3,169,175
5.38%, 03/15/44	2,492	2,236,388
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	1,231	1,014,856
3.60%, 11/15/50 (Call 05/15/50)	2,006	1,415,713
4.25%, 10/01/34 (Call 04/01/34)	2,624	2,375,784
4.38%, 11/15/42 (Call 05/15/42)	6,112	4,982,907
4.63%, 10/01/44 (Call 04/01/44)	2,185	1,814,968
4.80%, 11/30/28 (Call 08/30/28)	2,207	2,193,724
4.80%, 05/15/49 (Call 11/15/48)	3,045	2,562,722
5.25%, 11/15/41 (Call 05/15/41)	5,376	4,901,984
5.55%, 11/30/48 (Call 05/30/48)	3,388	3,202,783
6.30%, 03/15/33 (Call 12/15/32)	875	928,601
6.90%, 05/15/53 (Call 11/15/52)	1,455	1,627,053
7.38%, 11/01/29	3,894	4,300,585
9.40%, 05/15/39	2,012	2,628,725
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	9,353	9,201,140
4.73%, 11/15/28 (Call 08/15/28)	9,747	9,633,436
5.32%, 11/15/38 (Call 05/15/38)	6,090	5,942,528
5.42%, 11/15/48 (Call 05/15/48)	7,584	7,391,696
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	5,084	4,953,657
4.50%, 12/01/28 (Call 09/01/28)	933	894,393
4.65%, 10/15/44 (Call 04/15/44)	3,363	2,731,955
4.80%, 09/01/42 (Call 03/01/42)	2,367	1,995,949
5.75%, 03/08/33 (Call 12/08/32)	1,665	1,653,901
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	3,825	2,978,876
1.65%, 02/01/27 (Call 01/01/27)	1,207	1,092,730
Security	Par (000)	Value

Chemicals (continued)
2.13%, 02/01/32 (Call 11/01/31)	$2,740	$2,219,913
2.13%, 08/15/50 (Call 02/15/50)	1,068	599,645
2.70%, 11/01/26 (Call 08/01/26)	4,449	4,205,744
2.70%, 12/15/51 (Call 06/15/51)	2,295	1,435,034
2.75%, 08/18/55 (Call 02/18/55)	5,654	3,445,507
3.25%, 12/01/27 (Call 09/01/27)	1,790	1,687,874
3.95%, 12/01/47 (Call 06/01/47)	610	492,547
4.80%, 03/24/30 (Call 12/24/29)	3,048	3,032,416
5.25%, 01/15/28 (Call 12/15/27)	3,070	3,115,456
5.50%, 12/08/41	105	104,306
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	4,835	4,543,503
2.30%, 07/15/30 (Call 04/15/30)	3,492	2,942,695
4.50%, 05/15/26 (Call 04/15/26)	790	776,233
4.80%, 05/15/33 (Call 02/15/33)(b)	300	291,844
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	2,098	1,951,152
3.45%, 10/01/29 (Call 07/01/29)	2,151	1,858,830
4.50%, 10/01/49 (Call 04/01/49)	2,540	1,841,405
5.15%, 05/18/26 (Call 04/18/26)	1,895	1,868,598
5.65%, 05/18/33 (Call 02/18/33)(b)	1,835	1,728,569
6.38%, 05/18/53 (Call 11/18/52)	2,475	2,346,980
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,310	1,871,243
4.50%, 05/01/29 (Call 02/01/29)	3,530	3,272,437
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,260	1,627,470
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,339,716
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,773,188
Linde Inc., 4.80%, 12/05/24	915	909,525
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)(b)	4,612	3,712,963
2.00%, 08/10/50 (Call 02/10/50)	1,875	1,014,820
2.65%, 02/05/25 (Call 11/05/24)	4,975	4,824,131
3.20%, 01/30/26 (Call 10/30/25)	4,749	4,577,571
3.55%, 11/07/42 (Call 05/07/42)	2,162	1,681,175
4.70%, 12/05/25 (Call 11/05/25)	5,270	5,238,413
Lubrizol Corp. (The), 6.50%, 10/01/34	512	587,051
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	4,010	3,372,459
5.25%, 07/15/43	694	616,391
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	670	632,651
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	3,277	3,029,951
2.25%, 10/01/30 (Call 07/01/30)	2,321	1,891,001
3.38%, 10/01/40 (Call 04/01/40)	3,478	2,486,692
3.63%, 04/01/51 (Call 04/01/50)	4,646	3,120,517
3.80%, 10/01/60 (Call 04/01/60)	3,486	2,257,596
4.20%, 10/15/49 (Call 04/15/49)	3,428	2,530,096
4.20%, 05/01/50 (Call 11/01/49)	4,592	3,378,117
5.63%, 05/15/33 (Call 02/15/33)(b)	2,395	2,394,879
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	3,727	2,910,178
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,115,457
4.88%, 11/15/41 (Call 05/15/41)	1,090	911,035
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,477,486
5.63%, 11/15/43 (Call 05/15/43)	923	840,708
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,981	1,609,690

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	$1,239	$1,073,546
3.00%, 04/01/25 (Call 01/01/25)	3,670	3,540,643
3.95%, 05/13/50 (Call 11/13/49)	1,625	1,206,701
4.00%, 12/15/26 (Call 09/15/26)	2,649	2,545,536
4.13%, 03/15/35 (Call 09/15/34)	2,030	1,754,156
4.20%, 04/01/29 (Call 01/01/29)	2,995	2,849,395
4.90%, 03/27/28 (Call 02/27/28)	1,565	1,546,834
4.90%, 06/01/43 (Call 12/01/42)	2,439	2,113,271
5.00%, 04/01/49 (Call 10/01/48)	2,664	2,292,364
5.25%, 01/15/45 (Call 07/15/44)	2,027	1,821,494
5.63%, 12/01/40	1,021	968,206
5.80%, 03/27/53 (Call 09/27/52)	1,360	1,338,304
5.88%, 12/01/36	2,054	2,040,337
5.95%, 11/07/25	2,470	2,490,157
6.13%, 01/15/41 (Call 07/15/40)	305	306,130
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,295	3,917,045
2.55%, 06/15/30 (Call 03/15/30)	1,147	966,171
2.80%, 08/15/29 (Call 05/15/29)	1,895	1,674,387
3.75%, 03/15/28 (Call 12/15/27)	4,521	4,284,504
Rohm & Haas Co., 7.85%, 07/15/29	2,314	2,559,878
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,845	1,486,682
3.75%, 03/15/27 (Call 12/15/26)	2,915	2,769,743
4.25%, 01/15/48 (Call 07/15/47)(b)	1,186	900,497
4.55%, 03/01/29 (Call 12/01/28)	1,729	1,650,643
5.25%, 06/01/45 (Call 12/01/44)	1,320	1,153,391
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	2,962	2,351,263
2.30%, 05/15/30 (Call 02/15/30)	2,758	2,315,623
2.90%, 03/15/52 (Call 09/15/51)	2,085	1,291,435
2.95%, 08/15/29 (Call 05/15/29)	3,802	3,400,080
3.30%, 05/15/50 (Call 11/15/49)	2,270	1,511,060
3.45%, 08/01/25 (Call 05/01/25)	2,674	2,584,224
3.45%, 06/01/27 (Call 03/01/27)	6,645	6,296,418
3.80%, 08/15/49 (Call 02/15/49)	2,320	1,712,404
3.95%, 01/15/26 (Call 10/15/25)	2,331	2,265,646
4.00%, 12/15/42 (Call 06/15/42)	1,090	850,800
4.25%, 08/08/25	2,755	2,703,184
4.50%, 06/01/47 (Call 12/01/46)	5,043	4,263,725
4.55%, 08/01/45 (Call 02/01/45)	962	795,936
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)(b)	1,248	806,867
3.13%, 08/15/51 (Call 02/15/51)	2,750	1,674,791
3.38%, 06/15/30 (Call 03/15/30)	1,865	1,621,085
3.38%, 08/15/61 (Call 02/15/61)	2,429	1,427,953
3.60%, 08/15/26 (Call 05/15/26)	4,264	4,068,668
4.38%, 11/15/47 (Call 05/15/47)	1,695	1,298,150
5.00%, 08/15/46 (Call 02/15/46)	2,860	2,396,091
		351,039,787
Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	238,420
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,019,787
5.40%, 02/01/43 (Call 08/01/42)	473	419,303
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,052,123
6.13%, 10/01/35	1,794	1,788,290
6.25%, 07/15/41 (Call 01/15/41)	1,716	1,680,664
		7,198,587
Security	Par (000)	Value

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	$2,010	$1,530,307
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,277	5,047,998
1.70%, 05/15/28 (Call 03/15/28)	4,290	3,793,008
3.38%, 09/15/25 (Call 06/15/25)	5,671	5,512,714
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	3,068	2,683,133
3.88%, 08/15/30 (Call 05/15/30)	2,273	2,029,123
5.25%, 10/01/25 (Call 07/01/25)	1,259	1,243,439
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,975	1,315,501
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	2,893	1,738,427
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	674	428,069
4.32%, 08/01/45	842	729,815
4.70%, 11/01/2111	1,669	1,361,813
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	1,253	1,133,884
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,915	1,866,470
3.70%, 04/01/27 (Call 01/01/27)	5,832	5,634,034
4.00%, 05/01/32 (Call 02/01/32)(b)	2,465	2,287,219
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	510	324,475
Duke University
Series 2020, 2.68%, 10/01/44	1,446	1,007,364
Series 2020, 2.76%, 10/01/50	1,363	881,366
Series 2020, 2.83%, 10/01/55	2,460	1,541,533
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	358	298,500
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	1,953	1,288,388
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	4,595	3,658,893
2.60%, 12/01/24 (Call 11/01/24)	4,349	4,210,722
2.60%, 12/15/25 (Call 11/15/25)	2,097	1,981,717
3.10%, 05/15/30 (Call 02/15/30)	3,586	3,111,457
5.10%, 12/15/27 (Call 11/15/27)	2,740	2,713,640
5.10%, 06/01/28 (Call 05/01/28)	2,490	2,459,519
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	2,270	1,355,608
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(b)	2,902	1,665,374
George Washington University (The)
4.87%, 09/15/45	1,555	1,403,450
Series 2014, 4.30%, 09/15/44	840	697,770
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,241	2,647,662
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)	20	18,975
Series 20A, 2.94%, 04/01/50	1,274	815,235
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	906	783,626
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,403	1,168,144
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,152	2,854,937
2.15%, 01/15/27 (Call 12/15/26)	3,932	3,550,643

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.65%, 02/15/25 (Call 01/15/24)	$2,713	$2,610,118
2.90%, 05/15/30 (Call 02/15/30)	3,569	3,042,688
2.90%, 11/15/31 (Call 08/15/31)	3,379	2,775,286
3.20%, 08/15/29 (Call 05/15/29)	5,962	5,257,197
4.15%, 08/15/49 (Call 02/15/49)	2,824	2,065,315
4.45%, 06/01/28 (Call 03/01/28)	2,170	2,066,075
4.80%, 04/01/26 (Call 01/01/26)	4,537	4,449,705
4.95%, 08/15/27 (Call 07/15/27)	1,519	1,489,924
5.30%, 08/15/29 (Call 06/15/29)	2,220	2,178,357
5.40%, 08/15/32 (Call 05/15/32)	3,265	3,196,879
5.95%, 08/15/52 (Call 02/15/52)	3,190	3,042,221
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	3,614	3,233,161
2.65%, 07/15/31 (Call 04/15/31)	3,202	2,508,798
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	978	825,861
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	1,180	1,165,269
Series 2013, 4.08%, 07/01/53	2,313	1,871,298
Series A, 2.81%, 01/01/60 (Call 07/01/59)	1,205	717,752
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	1,280	1,137,848
2.41%, 06/01/50 (Call 12/01/49)	1,725	1,040,831
3.65%, 05/01/48 (Call 11/01/47)	2,731	2,155,544
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,423	984,304
3.89%, 07/01/2116.	538	386,299
3.96%, 07/01/38	769	665,157
4.68%, 07/01/2114.	2,428	2,100,728
5.60%, 07/01/2111	2,910	3,033,404
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,656	1,819,085
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	1,584	918,487
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	3,342	2,675,270
2.75%, 08/19/41 (Call 02/19/41)	2,965	2,011,011
3.10%, 11/29/61 (Call 05/29/61)	2,645	1,622,027
3.25%, 01/15/28 (Call 10/15/27)	2,979	2,792,332
3.25%, 05/20/50 (Call 11/20/49)	1,903	1,280,008
3.75%, 03/24/25 (Call 02/24/25)	1,070	1,046,850
3.75%, 02/25/52 (Call 08/25/51)	1,340	1,005,093
4.25%, 02/01/29 (Call 11/01/28)	3,086	2,981,507
4.25%, 08/08/32 (Call 05/08/32)	2,365	2,212,390
4.88%, 12/17/48 (Call 06/17/48)	2,250	1,997,213
5.25%, 07/15/44	1,481	1,402,819
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	992,429
Northwestern University
4.64%, 12/01/44	1,190	1,091,273
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(b)	1,419	1,043,011
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(b)	2,619	1,643,526
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	5,764	5,459,939
2.30%, 06/01/30 (Call 03/01/30)	4,854	4,107,414
2.65%, 10/01/26 (Call 08/01/26)	5,346	5,015,394
2.85%, 10/01/29 (Call 07/01/29)	6,689	5,940,391
3.25%, 06/01/50 (Call 12/01/49)	4,822	3,387,070
3.90%, 06/01/27 (Call 05/01/27)	710	687,902
4.40%, 06/01/32 (Call 03/01/32)(b)	4,465	4,261,597
5.05%, 06/01/52 (Call 12/01/51)(b)	3,995	3,828,663
Security	Par (000)	Value

Commercial Services (continued)
5.25%, 06/01/62 (Call 12/01/61)	$2,560	$2,388,392
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	2,364	1,475,964
3.15%, 07/15/46 (Call 01/15/46)	1,570	1,128,275
3.30%, 07/15/56 (Call 01/15/56)	1,846	1,301,173
3.75%, 11/15/52 (Call 05/15/52)	230	181,551
4.88%, 10/15/40	745	708,589
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	2,051	1,607,831
2.90%, 10/01/30 (Call 07/01/30)	3,446	2,902,751
3.05%, 10/01/41 (Call 04/01/41)	2,285	1,556,321
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	2,309	2,038,005
4.00%, 03/18/29 (Call 12/18/28)	6,847	6,535,601
4.75%, 05/20/32 (Call 02/20/32)	570	553,949
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	4,419	2,677,768
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,718	2,935,996
2.30%, 08/15/60 (Call 02/15/60)	3,285	1,766,069
2.45%, 03/01/27 (Call 02/01/27)	2,565	2,377,127
2.50%, 12/01/29 (Call 09/01/29)	3,887	3,404,099
2.70%, 03/01/29 (Call 01/01/29)	4,195	3,784,879
2.90%, 03/01/32 (Call 12/01/31)	3,001	2,556,304
2.95%, 01/22/27 (Call 10/22/26)	3,906	3,682,434
3.25%, 12/01/49 (Call 06/01/49)	4,423	3,105,366
3.70%, 03/01/52 (Call 09/01/51)	2,510	1,920,224
3.90%, 03/01/62 (Call 09/01/61)	969	743,932
4.25%, 05/01/29 (Call 02/01/29)(b)	5,595	5,449,105
4.75%, 08/01/28 (Call 05/01/28)	5,110	5,103,729
5.25%, 09/15/33 (Call 06/15/33)(e)	885	891,389
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	2,256	1,560,001
Triton Container International Ltd./TAL
International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	2,124	1,617,442
Trustees of Boston College, 3.13%, 07/01/52	1,563	1,059,600
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,602	1,298,617
Trustees of Princeton University (The)
4.20%, 03/01/52	1,070	915,325
5.70%, 03/01/39	2,490	2,617,777
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	2,222	1,411,048
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	2,233	1,461,038
4.67%, 09/01/2112.	70	59,685
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,223	725,179
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(e).	1,050	1,077,766
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	885	580,004
4.00%, 10/01/53 (Call 04/01/53)(b)	1,914	1,565,255
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,327	933,617
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	1,981	1,226,423
University of Miami, 4.06%, 04/01/52	697	554,043
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,920	1,455,761
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,964	1,465,853

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	$1,555	$995,618
3.03%, 10/01/39	3,214	2,483,200
4.98%, 10/01/53 (Call 04/01/53)	1,155	1,096,781
5.25%, 10/01/2111	788	741,311
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	2,073	1,677,529
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(b)	1,835	1,207,108
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,359	779,717
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,276	1,611,222
4.00%, 06/15/25 (Call 03/15/25)	1,818	1,772,158
4.13%, 03/15/29 (Call 12/15/28)	2,898	2,736,683
5.50%, 06/15/45 (Call 12/15/44)	1,545	1,423,945
5.75%, 04/01/33 (Call 01/01/33)	2,520	2,563,797
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	3,211	2,367,829
4.35%, 04/15/2122 (Call 10/15/21)	1,119	870,054
William Marsh Rice University
3.57%, 05/15/45(b)	985	765,723
3.77%, 05/15/55	1,465	1,135,364
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,967	2,803,724
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,179	960,773
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(b)	1,078	649,324
		306,999,789
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	2,901	2,404,949
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	5,698	5,299,670
0.70%, 02/08/26 (Call 01/08/26)	7,560	6,932,454
1.13%, 05/11/25 (Call 04/11/25)	8,746	8,277,660
1.20%, 02/08/28 (Call 12/08/27)	6,487	5,656,855
1.25%, 08/20/30 (Call 05/20/30)	7,102	5,724,918
1.40%, 08/05/28 (Call 06/05/28)	7,525	6,530,030
1.65%, 05/11/30 (Call 02/11/30)	7,883	6,574,947
1.65%, 02/08/31 (Call 11/08/30)	5,140	4,203,757
1.70%, 08/05/31 (Call 05/05/31)	6,333	5,135,752
2.05%, 09/11/26 (Call 07/11/26)	8,812	8,212,747
2.20%, 09/11/29 (Call 06/11/29)	5,105	4,492,707
2.38%, 02/08/41 (Call 08/08/40)	3,490	2,453,505
2.40%, 08/20/50 (Call 02/20/50)	3,341	2,074,914
2.45%, 08/04/26 (Call 05/04/26)	10,641	10,034,184
2.50%, 02/09/25	6,257	6,077,752
2.55%, 08/20/60 (Call 02/20/60)(b)	11,082	6,904,894
2.65%, 05/11/50 (Call 11/11/49)	8,596	5,582,708
2.65%, 02/08/51 (Call 08/08/50)	8,030	5,182,913
2.70%, 08/05/51 (Call 02/05/51)	8,444	5,503,012
2.75%, 01/13/25 (Call 11/13/24)	2,733	2,666,603
2.80%, 02/08/61 (Call 02/08/60)	4,275	2,723,986
2.85%, 08/05/61 (Call 02/05/61)	3,615	2,305,479
2.90%, 09/12/27 (Call 06/12/27)	7,596	7,150,039
2.95%, 09/11/49 (Call 03/11/49)	7,498	5,240,300
3.00%, 06/20/27 (Call 03/20/27)	5,840	5,530,930
3.00%, 11/13/27 (Call 08/13/27)	7,507	7,092,127
3.20%, 05/13/25	9,320	9,086,061
3.20%, 05/11/27 (Call 02/11/27)	7,452	7,113,626
Security	Par (000)	Value

Computers (continued)
3.25%, 02/23/26 (Call 11/23/25)	$13,233	$12,810,075
3.25%, 08/08/29 (Call 06/08/29)	6,795	6,346,653
3.35%, 02/09/27 (Call 11/09/26)	10,085	9,695,430
3.35%, 08/08/32 (Call 05/08/32)	7,195	6,537,991
3.45%, 02/09/45	9,261	7,349,662
3.75%, 09/12/47 (Call 03/12/47)	4,939	4,008,903
3.75%, 11/13/47 (Call 05/13/47)	6,202	5,049,722
3.85%, 05/04/43	11,758	10,034,666
3.85%, 08/04/46 (Call 02/04/46)	8,449	7,075,483
3.95%, 08/08/52 (Call 02/08/52)	7,460	6,203,796
4.00%, 05/10/28 (Call 04/10/28)	2,810	2,755,781
4.10%, 08/08/62 (Call 02/08/62)	4,955	4,116,009
4.15%, 05/10/30 (Call 03/10/30)	2,850	2,795,005
4.25%, 02/09/47 (Call 08/09/46)	3,676	3,296,672
4.30%, 05/10/33 (Call 02/10/33)(b)	3,090	3,050,200
4.38%, 05/13/45	7,864	7,132,743
4.45%, 05/06/44	3,182	2,957,646
4.50%, 02/23/36 (Call 08/23/35)(b)	4,918	4,869,720
4.65%, 02/23/46 (Call 08/23/45)	14,419	13,609,891
4.85%, 05/10/53 (Call 11/10/52)	3,390	3,283,563
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	285	288,877
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	2,421	2,167,240
2.30%, 09/14/31 (Call 06/14/31)	2,743	2,151,717
Dell Inc.
6.50%, 04/15/38	2,170	2,245,879
7.10%, 04/15/28	2,700	2,874,328
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	5,110	3,634,400
3.45%, 12/15/51 (Call 06/15/51)	5,765	3,841,995
4.90%, 10/01/26 (Call 08/01/26)	7,844	7,741,592
5.25%, 02/01/28 (Call 01/01/28)	1,360	1,363,614
5.30%, 10/01/29 (Call 07/01/29)	6,525	6,500,142
5.75%, 02/01/33 (Call 11/01/32)(b)	2,040	2,068,635
5.85%, 07/15/25 (Call 06/15/25)	5,415	5,443,007
6.02%, 06/15/26 (Call 03/15/26)	5,155	5,213,172
6.10%, 07/15/27 (Call 05/15/27)	3,100	3,164,741
6.20%, 07/15/30 (Call 04/15/30)	2,733	2,843,970
8.10%, 07/15/36 (Call 01/15/36)	3,522	4,142,669
8.35%, 07/15/46 (Call 01/15/46)	2,660	3,279,447
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,355	2,998,925
2.38%, 09/15/28 (Call 07/15/28)	3,057	2,586,410
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,500	3,163,711
2.20%, 03/15/31 (Call 12/15/30)	3,369	2,678,350
Genpact Luxembourg Sarl
1.75%, 04/10/26 (Call 03/10/26)	685	627,130
3.38%, 12/01/24 (Call 11/01/24)	2,648	2,566,579
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,286	1,183,568
4.90%, 10/15/25 (Call 07/15/25)	9,086	8,995,777
5.25%, 07/01/28 (Call 06/01/28)	2,090	2,095,454
6.10%, 04/01/26 (Call 04/01/24)	540	540,361
6.20%, 10/15/35 (Call 04/15/35)	3,680	3,872,138
6.35%, 10/15/45 (Call 04/15/45)	6,647	6,773,292
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	211	191,651
2.20%, 06/17/25 (Call 05/17/25)	6,971	6,631,947
2.65%, 06/17/31 (Call 03/17/31)	4,510	3,692,892

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.00%, 06/17/27 (Call 04/17/27)	$3,864	$3,586,495
4.00%, 04/15/29 (Call 02/15/29)	4,160	3,931,320
4.20%, 04/15/32 (Call 01/15/32)	1,845	1,672,095
4.75%, 01/15/28 (Call 12/15/27)	3,200	3,144,899
5.50%, 01/15/33 (Call 10/15/32)(b)	4,810	4,777,758
6.00%, 09/15/41	4,627	4,636,138
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,199	4,657,447
1.95%, 05/15/30 (Call 02/15/30)	5,990	4,971,246
2.20%, 02/09/27 (Call 01/09/27)	3,150	2,890,833
2.72%, 02/09/32 (Call 11/09/31)(b)	2,075	1,759,580
2.85%, 05/15/40 (Call 11/15/39)	2,768	1,960,957
2.95%, 05/15/50 (Call 11/15/49)	3,239	2,081,286
3.30%, 05/15/26	10,274	9,860,568
3.30%, 01/27/27	2,588	2,456,908
3.43%, 02/09/52 (Call 08/09/51)	2,790	1,938,149
3.45%, 02/19/26	6,236	6,015,521
3.50%, 05/15/29	10,065	9,377,133
4.00%, 07/27/25	1,960	1,923,223
4.00%, 06/20/42	4,841	4,000,866
4.15%, 07/27/27 (Call 06/27/27)	3,508	3,410,344
4.15%, 05/15/39	7,464	6,423,803
4.25%, 05/15/49	9,610	7,943,449
4.40%, 07/27/32 (Call 04/27/32)	3,830	3,634,564
4.50%, 02/06/26	3,340	3,297,262
4.50%, 02/06/28 (Call 01/06/28)	3,430	3,373,906
4.70%, 02/19/46	2,794	2,460,729
4.75%, 02/06/33 (Call 11/06/32)	3,130	3,046,536
4.90%, 07/27/52 (Call 01/27/52)	2,160	1,951,196
5.10%, 02/06/53 (Call 08/06/52)	2,555	2,387,827
5.60%, 11/30/39	3,420	3,448,959
5.88%, 11/29/32	2,629	2,788,679
6.22%, 08/01/27 (Call 02/01/24)	2,202	2,299,529
6.50%, 01/15/28	1,440	1,541,909
7.00%, 10/30/25	3,077	3,186,480
7.13%, 12/01/96	1,759	2,063,000
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	3,120	2,784,249
2.70%, 10/15/28 (Call 08/15/28)	2,322	1,970,523
3.15%, 10/15/31 (Call 07/15/31)	3,405	2,703,880
4.10%, 10/15/41 (Call 04/15/41)	855	599,950
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,317,343
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,667,340
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,435,474
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,675	4,404,547
2.38%, 06/22/27 (Call 04/22/27)	2,191	1,989,467
2.70%, 06/22/30 (Call 03/22/30)	1,899	1,604,926
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,911	1,579,737
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	2,009	1,639,054
3.10%, 02/01/32 (Call 11/01/31)	2,713	2,021,861
4.75%, 02/15/26 (Call 11/15/25)	1,151	1,110,670
		550,442,315
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	1,280	1,245,117
3.10%, 08/15/27 (Call 07/15/27)	730	694,090
3.25%, 08/15/32 (Call 05/15/32)	2,190	1,955,487
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.70%, 08/01/47 (Call 02/01/47)	$1,965	$1,597,467
4.00%, 08/15/45	2,713	2,327,952
4.60%, 03/01/28 (Call 02/01/28)	829	836,252
4.60%, 03/01/33 (Call 12/01/32)(b)	994	987,849
4.80%, 03/02/26	1,429	1,434,447
Conopco Inc., Series E, 7.25%, 12/15/26	1,517	1,612,267
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,745	3,009,919
2.00%, 12/01/24 (Call 11/01/24)	2,261	2,184,440
2.38%, 12/01/29 (Call 09/01/29)	4,078	3,517,281
2.60%, 04/15/30 (Call 01/15/30)	2,574	2,214,367
3.13%, 12/01/49 (Call 06/01/49)	3,482	2,341,722
3.15%, 03/15/27 (Call 12/15/26)	2,997	2,836,613
4.15%, 03/15/47 (Call 09/15/46)	2,245	1,802,989
4.38%, 05/15/28 (Call 04/15/28)	1,150	1,122,047
4.38%, 06/15/45 (Call 12/15/44)	2,538	2,121,852
4.65%, 05/15/33 (Call 02/15/33)(b)	20	19,133
5.15%, 05/15/53 (Call 11/15/52)	575	540,084
6.00%, 05/15/37	2,472	2,573,056
Haleon U.K. Capital PLC, 3.13%, 03/24/25	8,133	7,875,755
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	7,095	6,705,767
3.38%, 03/24/29 (Call 01/24/29)	6,255	5,731,134
3.63%, 03/24/32 (Call 12/24/31)	6,290	5,545,754
4.00%, 03/24/52 (Call 09/24/51)	4,460	3,460,457
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	6,405	6,352,114
5.00%, 03/22/30 (Call 01/22/30)	3,710	3,725,720
5.05%, 03/22/28 (Call 02/22/28)	5,605	5,642,356
5.05%, 03/22/53 (Call 09/22/52)	5,700	5,449,789
5.10%, 03/22/43 (Call 09/22/42)(b)	3,005	2,929,101
5.20%, 03/22/63 (Call 09/22/62)	2,720	2,599,671
5.35%, 03/22/26 (Call 02/22/26)	1,215	1,224,574
5.50%, 03/22/25	825	827,106
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,844	5,408,002
1.00%, 04/23/26	1,160	1,065,153
1.20%, 10/29/30	7,090	5,683,375
1.90%, 02/01/27	1,320	1,215,169
1.95%, 04/23/31	1,607	1,347,283
2.30%, 02/01/32	4,980	4,239,186
2.45%, 11/03/26	3,955	3,745,223
2.70%, 02/02/26	3,254	3,117,283
2.80%, 03/25/27	4,067	3,835,154
2.85%, 08/11/27	4,986	4,699,978
3.00%, 03/25/30	7,980	7,298,536
3.50%, 10/25/47	1,035	817,907
3.55%, 03/25/40	1,745	1,475,375
3.60%, 03/25/50(b)	1,082	883,080
3.95%, 01/26/28	2,845	2,781,968
4.05%, 01/26/33	1,335	1,289,129
4.10%, 01/26/26(b)	4,752	4,694,230
5.55%, 03/05/37	1,050	1,127,936
5.80%, 08/15/34	305	339,042
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(b)	2,706	2,156,290
1.75%, 08/12/31 (Call 05/12/31)	3,595	2,873,174
2.00%, 07/28/26	3,612	3,357,385
2.13%, 09/06/29 (Call 06/06/29)	2,899	2,514,484
2.90%, 05/05/27 (Call 02/05/27)	5,635	5,287,464
3.10%, 07/30/25	1,525	1,479,698

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.38%, 03/22/25 (Call 01/22/25)	$1,664	$1,625,823
3.50%, 03/22/28 (Call 12/22/27)	4,444	4,227,496
4.88%, 09/08/28 (Call 08/08/28)(b)	1,950	1,961,152
5.00%, 12/08/33 (Call 09/08/33)	1,900	1,899,584
5.90%, 11/15/32	4,395	4,686,385
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,880	1,200,241
		183,375,914
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	250	248,258
6.25%, 06/15/33 (Call 03/15/33)	315	314,929
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	2,175	2,087,688
3.75%, 05/15/46 (Call 11/15/45)	1,901	1,477,699
4.20%, 05/15/47 (Call 11/15/46)	2,050	1,731,215
4.60%, 06/15/45 (Call 12/15/44)	3,585	3,220,481
		9,080,270
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,793	2,554,943
2.45%, 10/29/26 (Call 09/29/26)	9,658	8,797,932
3.00%, 10/29/28 (Call 08/29/28)	14,315	12,626,007
3.30%, 01/30/32 (Call 10/30/31)	15,210	12,615,264
3.40%, 10/29/33 (Call 07/29/33)	7,247	5,868,978
3.50%, 01/15/25 (Call 11/15/24)	4,471	4,339,626
3.65%, 07/21/27 (Call 04/21/27)	4,615	4,295,309
3.85%, 10/29/41 (Call 04/29/41)	3,888	2,903,538
3.88%, 01/23/28 (Call 10/23/27)	4,327	4,012,854
4.45%, 10/01/25 (Call 08/01/25)	2,680	2,604,546
4.45%, 04/03/26 (Call 02/03/26)	3,418	3,321,529
4.63%, 10/15/27 (Call 08/15/27)	2,896	2,777,985
5.75%, 06/06/28 (Call 05/06/28)	2,445	2,436,859
6.10%, 01/15/27 (Call 12/15/26)	1,490	1,498,122
6.15%, 09/30/30 (Call 07/30/30)	2,150	2,167,548
6.50%, 07/15/25 (Call 06/15/25)	4,662	4,688,129
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,951	1,675,396
3.50%, 08/01/25	2,366	2,264,929
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	1,805	1,632,842
2.10%, 09/01/28 (Call 07/01/28)	2,490	2,117,521
2.20%, 01/15/27 (Call 12/15/26)	975	875,172
2.30%, 02/01/25 (Call 01/01/25)	4,286	4,105,549
2.88%, 01/15/26 (Call 12/15/25)	4,001	3,764,395
2.88%, 01/15/32 (Call 10/15/31)	3,358	2,724,655
3.00%, 02/01/30 (Call 11/01/29)	2,646	2,255,177
3.13%, 12/01/30 (Call 09/01/30)	1,978	1,663,486
3.25%, 03/01/25 (Call 01/01/25)	4,168	4,023,299
3.25%, 10/01/29 (Call 07/01/29)	2,352	2,064,727
3.38%, 07/01/25 (Call 06/01/25)	2,707	2,598,369
3.63%, 04/01/27 (Call 01/01/27)	3,423	3,205,470
3.63%, 12/01/27 (Call 09/01/27)	3,719	3,441,231
3.75%, 06/01/26 (Call 04/01/26)	4,863	4,630,056
4.63%, 10/01/28 (Call 07/01/28)	2,694	2,564,801
5.30%, 02/01/28 (Call 01/01/28)(b)	2,145	2,121,663
5.85%, 12/15/27 (Call 11/15/27)	490	492,175
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	3,417	3,243,963
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	4,070	3,332,918
Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 03/30/25	$1,842	$1,800,897
4.75%, 06/09/27 (Call 05/09/27)	2,935	2,776,715
5.80%, 05/01/25 (Call 04/01/25)(b)	2,703	2,682,404
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(a)	1,170	1,175,351
7.10%, 11/15/27 (Call 10/15/27)(b)	2,815	2,871,045
8.00%, 11/01/31	7,869	8,313,403
8.00%, 11/01/31(b)	2,671	2,814,283
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	3,869	3,507,083
2.25%, 03/04/25 (Call 02/01/25)	2,610	2,507,172
2.55%, 03/04/27 (Call 02/01/27)	6,480	5,963,415
3.13%, 05/20/26 (Call 04/20/26)	6,250	5,966,351
3.30%, 05/03/27 (Call 04/02/27)	6,635	6,232,371
3.63%, 12/05/24 (Call 11/04/24)	3,492	3,422,248
3.95%, 08/01/25 (Call 07/01/25)	8,560	8,360,569
4.05%, 05/03/29 (Call 03/03/29)	4,280	4,106,158
4.05%, 12/03/42	5,450	4,605,343
4.20%, 11/06/25 (Call 10/06/25)	2,925	2,867,478
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	5,041	4,692,581
4.90%, 02/13/26 (Call 01/13/26)	6,215	6,175,389
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(a)	5,000	4,951,657
4.99%, 05/26/33 (Call 05/26/32), (1-day SOFR + 2.255%)(a)	2,565	2,470,177
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(a)	5,150	4,964,926
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	4,900	4,877,924
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)	1,740	1,737,806
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(a)	470	464,595
5.85%, 11/05/27 (Call 10/05/27)	5,180	5,323,091
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(a)	3,765	3,817,927
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(a)	2,910	3,063,938
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,107	1,036,101
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,963	2,797,437
3.00%, 04/02/25 (Call 03/02/25)	2,112	2,045,538
4.50%, 05/13/32 (Call 02/13/32)	2,400	2,285,856
5.15%, 05/15/33 (Call 02/15/33)	2,395	2,342,466
5.70%, 12/15/28 (Call 11/15/28)	1,275	1,304,828
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	3,215	2,791,139
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	985	1,013,432
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	535	544,108
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(e)	170	170,503
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	1,105	1,107,699
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	4,220	3,246,367
2.72%, 04/15/31 (Call 01/15/31)	2,730	2,227,881
3.50%, 03/30/51 (Call 09/30/50)	2,402	1,585,261

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 02/15/52 (Call 08/15/51)	$1,652	$1,089,640
3.90%, 01/25/28 (Call 10/25/27)	4,721	4,435,103
4.25%, 06/02/26 (Call 03/02/26)	2,271	2,198,048
4.35%, 04/15/30 (Call 01/15/30)	3,279	3,032,372
4.70%, 09/20/47 (Call 03/20/47)	3,466	2,791,216
4.85%, 03/29/29 (Call 12/29/28)	4,467	4,307,735
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	2,350	1,511,169
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	5,070	4,446,861
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	4,018	2,861,880
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	2,095	1,573,945
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	5,065	4,791,697
3.20%, 02/05/25 (Call 01/05/25)	4,247	4,104,274
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	3,570	3,069,004
3.65%, 05/11/27 (Call 04/11/27)	4,147	3,856,297
3.75%, 07/28/26 (Call 06/28/26)	5,782	5,432,270
3.75%, 03/09/27 (Call 02/09/27)	6,179	5,769,726
3.80%, 01/31/28 (Call 12/31/27)	5,765	5,308,986
4.20%, 10/29/25 (Call 09/29/25)	5,763	5,543,709
4.25%, 04/30/25 (Call 03/31/25)	3,279	3,194,675
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	4,545	4,347,856
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	3,695	3,609,078
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(a)	3,065	2,885,624
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(b)	5,425	4,981,948
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	3,420	3,285,183
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	3,220	3,019,943
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	6,640	6,603,576
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	7,165	6,978,000
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(a)	2,505	2,549,798
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(a)	2,380	2,489,591
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,255	2,588,303
3.00%, 03/16/32 (Call 12/16/31)(b)	2,175	1,848,216
3.65%, 01/12/27 (Call 10/12/26)	2,874	2,762,233
Charles Schwab Corp., 6.20%, 11/17/29
(Call 11/17/28), (1-day SOFR + 1.878%)(a)	3,765	3,823,125
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,574	5,924,379
1.15%, 05/13/26 (Call 04/13/26)	5,593	5,045,974
1.65%, 03/11/31 (Call 12/11/30)	3,339	2,560,069
1.95%, 12/01/31 (Call 09/01/31)	3,995	3,052,063
2.00%, 03/20/28 (Call 01/20/28)	2,852	2,465,576
2.30%, 05/13/31 (Call 02/13/31)	3,588	2,869,012
2.45%, 03/03/27 (Call 02/03/27)	2,940	2,673,737
2.75%, 10/01/29 (Call 07/01/29)	2,159	1,854,094
Security	Par (000)	Value

Diversified Financial Services (continued)
2.90%, 03/03/32 (Call 12/03/31)	$4,528	$3,703,610
3.00%, 03/10/25 (Call 12/10/24)	245	236,942
3.20%, 03/02/27 (Call 12/02/26)	3,277	3,065,114
3.20%, 01/25/28 (Call 10/25/27)	4,018	3,698,285
3.25%, 05/22/29 (Call 02/22/29)(b)	2,545	2,278,550
3.30%, 04/01/27 (Call 01/01/27)	4,340	4,068,331
3.45%, 02/13/26 (Call 11/13/25)	1,738	1,666,614
3.63%, 04/01/25 (Call 01/01/25)	2,249	2,188,137
3.85%, 05/21/25 (Call 03/21/25)	3,716	3,621,143
4.00%, 02/01/29 (Call 11/01/28)	2,718	2,552,014
4.20%, 03/24/25 (Call 02/22/25)	3,489	3,428,630
4.63%, 03/22/30 (Call 12/22/29)	2,348	2,243,633
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(a)	1,145	1,141,259
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(a)	2,690	2,655,100
5.88%, 08/24/26 (Call 07/24/26)	1,185	1,196,408
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(a)	1,805	1,809,635
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	4,098	3,136,336
4.10%, 06/15/51 (Call 12/15/50)	3,575	1,988,011
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	3,191	2,711,857
3.00%, 03/15/25 (Call 12/15/24)	8,381	8,164,751
3.75%, 06/15/28 (Call 03/15/28)	5,468	5,246,971
4.15%, 06/15/48 (Call 12/15/47)	2,128	1,814,410
5.30%, 09/15/43 (Call 03/15/43)	3,469	3,501,427
Credit Suisse USA Inc., 7.13%, 07/15/32	2,411	2,638,218
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,867	1,808,232
4.10%, 02/09/27 (Call 11/09/26)	3,130	2,911,258
4.50%, 01/30/26 (Call 11/30/25)(b)	2,536	2,451,410
6.70%, 11/29/32 (Call 08/29/32)	1,800	1,783,962
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(a)	3,295	3,462,582
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	3,154	2,993,586
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	2,442	1,897,812
2.85%, 03/30/25	1,566	1,512,993
2.95%, 08/12/51 (Call 02/12/51)	1,415	826,842
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	6,323	4,829,512
2.10%, 06/15/30 (Call 03/15/30)	5,337	4,424,269
2.65%, 09/15/40 (Call 03/15/40)	3,238	2,255,244
3.00%, 06/15/50 (Call 12/15/49)	6,262	4,135,583
3.00%, 09/15/60 (Call 03/15/60)	3,121	1,921,814
3.10%, 09/15/27 (Call 06/15/27)	4,345	4,066,738
3.65%, 05/23/25	3,754	3,660,022
3.75%, 12/01/25 (Call 09/01/25)	7,801	7,594,076
3.75%, 09/21/28 (Call 06/21/28)(b)	3,005	2,840,223
4.00%, 09/15/27 (Call 08/15/27)	3,895	3,758,352
4.25%, 09/21/48 (Call 03/21/48)	6,285	5,215,413
4.35%, 06/15/29 (Call 04/15/29)	5,979	5,765,727
4.60%, 03/15/33 (Call 12/15/32)	6,255	5,964,275
4.95%, 06/15/52 (Call 12/15/51)	4,042	3,737,076
5.20%, 06/15/62 (Call 01/15/62)	4,280	4,017,871
Invesco Finance PLC
3.75%, 01/15/26	1,983	1,914,650
5.38%, 11/30/43	1,309	1,198,716

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	$1,859	$1,827,246
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	3,005	2,366,534
4.15%, 01/23/30	4,575	4,151,056
4.85%, 01/15/27	4,083	3,988,884
5.88%, 07/21/28 (Call 06/21/28)	2,915	2,903,897
6.25%, 01/15/36	2,928	2,982,541
6.45%, 06/08/27	1,776	1,815,740
6.50%, 01/20/43	1,359	1,362,371
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	2,940	2,292,681
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,756	1,623,249
3.75%, 02/13/25	3,197	3,107,749
4.38%, 03/11/29 (Call 12/11/28)	3,357	3,143,528
4.50%, 09/19/28 (Call 06/19/28)	1,348	1,279,810
Legg Mason Inc.
4.75%, 03/15/26	1,723	1,698,817
5.63%, 01/15/44	2,073	1,983,602
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	130	133,015
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,700	3,047,442
2.00%, 03/03/25 (Call 02/03/25)	3,863	3,719,728
2.00%, 11/18/31 (Call 08/18/31)	3,590	2,918,977
2.95%, 11/21/26 (Call 08/21/26)	3,261	3,094,136
2.95%, 06/01/29 (Call 03/01/29)	6,144	5,615,423
2.95%, 03/15/51 (Call 09/15/50)	4,250	2,920,938
3.30%, 03/26/27 (Call 01/26/27)	4,425	4,224,685
3.35%, 03/26/30 (Call 12/26/29)	6,365	5,883,201
3.50%, 02/26/28 (Call 11/26/27)	2,920	2,788,918
3.65%, 06/01/49 (Call 12/01/48)	3,596	2,845,912
3.80%, 11/21/46 (Call 05/21/46)	2,187	1,787,726
3.85%, 03/26/50 (Call 09/26/49)	3,824	3,124,788
3.95%, 02/26/48 (Call 08/26/47)	2,956	2,457,147
4.85%, 03/09/33 (Call 12/09/32)	2,391	2,381,627
4.88%, 03/09/28 (Call 02/09/28)	3,445	3,489,992
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	4,600	3,611,881
2.50%, 12/21/40 (Call 06/21/40)	1,575	1,025,902
3.25%, 04/28/50 (Call 10/28/49)	4,318	2,824,100
3.85%, 06/30/26 (Call 03/30/26)	5,301	5,118,590
3.95%, 03/07/52 (Call 09/07/51)	760	564,605
5.35%, 06/28/28 (Call 05/28/28)	3,110	3,123,686
5.55%, 02/15/34 (Call 11/15/33)	3,965	3,964,682
5.65%, 06/28/25	2,905	2,914,061
5.95%, 08/15/53 (Call 02/15/53)	597	602,176
6.10%, 06/28/63 (Call 12/28/62)	165	167,733
Nomura Holdings Inc.
1.65%, 07/14/26	5,950	5,360,130
1.85%, 07/16/25	5,230	4,898,681
2.17%, 07/14/28	4,652	3,975,293
2.33%, 01/22/27	5,668	5,105,286
2.61%, 07/14/31	4,420	3,506,543
2.65%, 01/16/25	7,488	7,219,342
2.68%, 07/16/30	4,020	3,298,324
2.71%, 01/22/29	2,960	2,543,728
3.00%, 01/22/32	3,800	3,064,531
3.10%, 01/16/30	2,970	2,534,481
5.10%, 07/03/25	3,633	3,584,731
Security	Par (000)	Value

Diversified Financial Services (continued)
5.39%, 07/06/27	$2,885	$2,840,888
5.61%, 07/06/29	2,440	2,411,839
5.71%, 01/09/26	2,911	2,905,461
5.84%, 01/18/28	2,475	2,480,821
6.07%, 07/12/28	2,820	2,853,169
6.09%, 07/12/33(b)	2,340	2,378,936
6.18%, 01/18/33(b)	2,220	2,269,883
ORIX Corp.
2.25%, 03/09/31(b)	2,975	2,427,473
3.25%, 12/04/24	3,175	3,095,104
3.70%, 07/18/27	3,240	3,063,145
4.00%, 04/13/32	2,300	2,077,099
5.00%, 09/13/27	1,888	1,872,620
5.20%, 09/13/32	2,305	2,270,104
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	2,975	2,817,466
6.63%, 03/15/25 (Call 09/15/24)	2,315	2,310,229
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,905	2,048,978
4.65%, 04/01/30 (Call 01/01/30)	2,022	1,960,523
4.95%, 07/15/46	2,964	2,570,116
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,057	1,798,278
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,611	1,193,665
3.70%, 08/04/26 (Call 05/04/26)	3,587	3,302,822
3.95%, 12/01/27 (Call 09/01/27)	5,037	4,524,938
4.50%, 07/23/25 (Call 04/24/25)	4,702	4,524,145
4.88%, 06/13/25 (Call 05/13/25)	1,910	1,846,712
5.15%, 03/19/29 (Call 12/19/28)	2,952	2,733,638
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	2,829	2,472,373
1.10%, 02/15/31 (Call 11/15/30)	5,702	4,476,250
1.90%, 04/15/27 (Call 02/15/27)	6,521	5,976,903
2.00%, 08/15/50 (Call 02/15/50)(b)	7,148	4,144,487
2.05%, 04/15/30 (Call 01/15/30)	8,266	7,051,928
2.70%, 04/15/40 (Call 10/15/39)	4,134	3,046,184
2.75%, 09/15/27 (Call 06/15/27)	3,019	2,821,849
3.15%, 12/14/25 (Call 09/14/25)	16,450	15,891,877
3.65%, 09/15/47 (Call 03/15/47)	3,724	2,947,117
4.15%, 12/14/35 (Call 06/14/35)	8,594	8,086,117
4.30%, 12/14/45 (Call 06/14/45)	13,539	12,071,592
Voya Financial Inc.
3.65%, 06/15/26	2,892	2,762,364
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	1,804	1,456,168
4.80%, 06/15/46	1,354	1,087,722
5.70%, 07/15/43	2,343	2,136,411
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	2,222	2,005,779
2.75%, 03/15/31 (Call 12/15/30)	2,430	1,930,501
2.85%, 01/10/25 (Call 12/10/24)	3,109	3,001,508
6.20%, 11/17/36(b)	2,257	2,258,990
		878,731,503
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	1,100	733,897
3.80%, 10/01/47 (Call 04/01/47)	1,736	1,217,038
3.95%, 06/01/28 (Call 03/01/28)	2,032	1,915,596
4.70%, 05/15/32 (Call 02/15/32)	1,570	1,470,532
5.25%, 05/15/52 (Call 11/15/51)	2,350	2,109,302

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.40%, 06/01/33 (Call 03/01/33)	$1,110	$1,084,124
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,756	1,318,458
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,447	1,638,689
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,855	2,310,976
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,933	1,828,863
3.15%, 09/15/49 (Call 03/15/49)(b)	519	342,859
3.75%, 12/01/47 (Call 06/01/47)	2,810	2,065,237
3.80%, 06/15/49 (Call 12/15/48)	1,876	1,384,971
4.00%, 12/01/46 (Call 06/01/46)	1,740	1,364,346
4.25%, 09/15/48 (Call 03/15/48)	2,007	1,608,320
4.50%, 06/15/52 (Call 12/15/51)	1,190	994,073
5.40%, 03/15/53 (Call 09/15/52)	1,555	1,499,943
Series M, 3.65%, 04/01/50 (Call 10/01/49)	1,820	1,316,001
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	899,550
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	3,975	3,626,096
2.45%, 01/15/31 (Call 10/15/30)	3,825	3,089,679
5.45%, 06/01/28 (Call 05/01/28)	2,680	2,656,438
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,660	1,703,308
3.05%, 03/15/32 (Call 12/15/31)	390	332,755
3.13%, 07/15/51 (Call 01/15/51)(b)	2,575	1,671,161
3.45%, 10/01/49 (Call 04/01/49)	2,558	1,782,887
3.75%, 09/01/27 (Call 08/01/27)	1,980	1,900,310
3.75%, 03/01/45 (Call 09/01/44)	3,058	2,314,158
3.85%, 12/01/42	1,437	1,130,686
3.94%, 09/01/32 (Call 03/01/32)	2,410	2,185,182
4.15%, 08/15/44 (Call 02/15/44)	1,930	1,546,817
4.30%, 01/02/46 (Call 07/02/45)	1,442	1,164,576
5.85%, 11/15/33 (Call 08/15/33)	875	904,632
6.00%, 03/01/39	554	560,393
6.13%, 05/15/38	1,240	1,276,681
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,634	2,859,264
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,161	1,728,656
Series B, 3.70%, 12/01/47 (Call 06/01/47)	1,236	910,511
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,401	1,206,862
1.95%, 03/15/27 (Call 02/15/27)	2,895	2,613,832
3.50%, 01/15/31 (Call 10/15/30)	2,875	2,541,673
3.65%, 02/15/26 (Call 11/15/25)	2,163	2,081,993
5.70%, 12/01/26 (Call 11/01/26)	2,420	2,441,130
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	1,527	1,200,058
2.90%, 06/15/51 (Call 12/15/50)	1,494	941,064
3.25%, 03/01/25 (Call 12/01/24)	560	546,202
3.25%, 03/15/50 (Call 09/15/49)	1,152	790,174
3.70%, 12/01/47 (Call 06/01/47)	2,746	2,083,630
3.80%, 05/15/28 (Call 02/15/28)	2,362	2,252,967
3.85%, 09/01/32 (Call 06/01/32)	1,875	1,687,021
4.15%, 03/15/46 (Call 09/15/45)	1,606	1,282,953
4.50%, 03/15/49 (Call 09/15/48)	2,589	2,230,847
4.95%, 06/01/33 (Call 03/01/33)	1,980	1,926,987
5.90%, 12/01/52 (Call 06/01/52)	1,695	1,768,237
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,421	1,175,742
3.20%, 11/13/27 (Call 08/13/27)	2,378	2,201,022
3.25%, 03/01/50 (Call 09/01/49)	1,097	718,115
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)	2,810	2,311,041
Security	Par (000)	Value

Electric (continued)
5.63%, 03/01/33 (Call 12/01/32)	$1,881	$1,884,844
5.70%, 08/15/25	880	880,830
5.75%, 11/01/27 (Call 10/01/27)	2,575	2,617,470
5.95%, 11/01/32 (Call 08/01/32)	1,250	1,280,211
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,030	2,903,933
Series N, 1.00%, 11/01/25 (Call 10/01/25)	937	859,557
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	1,311	1,272,186
4.40%, 05/15/44 (Call 11/15/43)	1,194	935,460
4.45%, 06/01/45 (Call 12/01/44)	1,778	1,404,307
4.50%, 08/01/32 (Call 05/01/32)	2,470	2,270,488
7.00%, 04/01/38	2,535	2,770,985
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	642	528,364
Series X, 3.30%, 06/01/27 (Call 03/01/27)	2,044	1,911,197
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,180	1,712,201
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	1,650	1,155,049
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,890	1,472,780
2.60%, 08/15/29 (Call 05/15/29)	2,235	1,951,293
2.65%, 09/15/50 (Call 03/15/50)	1,216	684,109
2.95%, 09/15/27 (Call 06/15/27)(b)	1,044	968,581
3.15%, 05/15/25 (Call 02/15/25)	2,101	2,027,591
3.35%, 05/15/50 (Call 11/15/49)	2,262	1,491,649
3.50%, 12/01/49 (Call 06/01/49)	1,378	909,873
3.75%, 05/15/46 (Call 11/15/45)	1,336	947,392
4.20%, 08/15/48 (Call 02/15/48)	1,453	1,096,054
4.25%, 03/01/49 (Call 09/01/48)	1,600	1,203,284
4.35%, 11/15/45 (Call 05/15/45)	1,582	1,239,091
4.50%, 04/01/42 (Call 10/01/41)	1,985	1,624,947
5.05%, 09/01/41 (Call 03/01/41)(b)	1,355	1,186,992
5.55%, 08/01/33 (Call 05/01/33)	1,775	1,759,792
6.35%, 12/15/32 (Call 09/15/32)	1,585	1,658,954
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,559	1,270,213
4.00%, 10/15/28 (Call 07/15/28)	1,447	1,377,642
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,715	2,638,715
3.20%, 04/15/25 (Call 03/15/25)	3,705	3,576,860
3.80%, 06/01/29 (Call 03/01/29)	4,048	3,694,116
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(b)	1,855	1,359,659
4.35%, 06/01/48 (Call 12/01/47)	1,920	1,507,667
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,815	2,304,552
2.40%, 08/15/26 (Call 05/15/26)	1,213	1,131,582
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,074,016
3.20%, 09/15/49 (Call 03/15/49)	1,900	1,272,869
3.50%, 08/15/46 (Call 02/15/46)	2,480	1,755,974
3.75%, 08/15/47 (Call 02/15/47)	1,649	1,230,900
4.25%, 09/15/48 (Call 03/15/48)	964	772,280
4.55%, 06/01/52 (Call 12/01/51)	2,032	1,733,563
5.40%, 06/01/53 (Call 12/01/52)	1,400	1,343,800
6.35%, 10/01/36	1,070	1,126,228
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,866	2,204,343
2.85%, 05/15/51 (Call 11/15/50)	5,960	3,703,267
3.25%, 04/15/28 (Call 01/15/28)	3,637	3,364,808
3.50%, 02/01/25 (Call 11/01/24)	2,257	2,205,741
3.70%, 07/15/30 (Call 04/15/30)	4,525	4,104,576
3.80%, 07/15/48 (Call 01/15/48)	2,926	2,123,810
4.05%, 04/15/25 (Call 03/15/25)	3,439	3,378,190

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 10/15/50 (Call 04/15/50)	$3,287	$2,545,554
4.45%, 01/15/49 (Call 07/15/48)	4,011	3,233,253
4.50%, 02/01/45 (Call 08/01/44)	2,634	2,234,084
4.60%, 05/01/53 (Call 11/01/52)	3,845	3,138,607
5.15%, 11/15/43 (Call 05/15/43)	2,888	2,648,403
5.95%, 05/15/37	2,393	2,424,879
6.13%, 04/01/36	4,738	4,880,170
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,457	1,182,026
3.05%, 10/15/29 (Call 07/15/29)	2,392	2,064,872
3.15%, 01/15/27 (Call 07/15/26)	2,794	2,595,818
3.88%, 10/15/49 (Call 04/15/49)	1,874	1,304,991
3.95%, 01/15/26 (Call 07/15/25)	2,409	2,329,892
4.20%, 09/15/46 (Call 03/15/46)(b)	950	708,670
4.35%, 05/01/33 (Call 02/01/33)	855	751,980
5.95%, 03/15/28 (Call 02/15/28)	2,570	2,602,120
6.15%, 05/15/34 (Call 02/15/34)	40	39,942
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,755	1,333,358
3.60%, 03/01/52 (Call 09/01/51)	690	501,495
3.95%, 03/01/48 (Call 09/01/47)	2,638	2,048,584
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,300,825
4.95%, 04/01/33 (Call 01/01/33)	875	859,336
5.20%, 10/01/28 (Call 09/01/28)	1,805	1,823,266
5.30%, 04/01/53 (Call 10/01/52)	270	263,159
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,160	1,090,830
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,787	1,461,444
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,504,810
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,675	1,385,407
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	510	353,048
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	885	753,138
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,435	2,296,952
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	920	830,231
Series K2, 6.95%, 03/15/33	275	307,808
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,968	1,831,266
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,360	2,149,274
2.65%, 06/01/31 (Call 03/01/31)(b)	1,380	1,131,927
2.95%, 03/01/30 (Call 12/01/29)	3,118	2,677,121
3.70%, 09/01/49 (Call 03/01/49)	2,705	1,904,056
5.25%, 08/10/26	1,410	1,406,921
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	2,859	2,727,157
4.97%, 05/01/46 (Call 11/01/45)	1,609	1,256,569
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,199	1,177,778
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	709	669,230
3.45%, 08/15/27 (Call 05/15/27)	3,138	2,939,036
3.75%, 12/01/50 (Call 12/01/30), (5-year CMT + 2.900%)(a)	1,045	784,200
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(a)	2,647	2,296,232
4.88%, 03/01/44 (Call 09/01/43)	1,475	1,307,386
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,405	2,012,960
2.55%, 06/15/26 (Call 03/15/26)	1,830	1,725,019
3.00%, 03/01/50 (Call 09/01/49)	1,030	662,733
3.15%, 03/15/32 (Call 12/15/31)	595	510,911
3.65%, 06/15/46 (Call 12/15/45)	3,214	2,369,101
3.70%, 08/15/28 (Call 05/15/28)	3,325	3,143,264
Security	Par (000)	Value

Electric (continued)
3.70%, 03/01/45 (Call 09/01/44)	$1,770	$1,335,411
3.80%, 10/01/42 (Call 04/01/42)	1,044	812,791
4.00%, 03/01/48 (Call 09/01/47)	3,040	2,388,822
4.00%, 03/01/49 (Call 09/01/48)	2,036	1,589,418
4.35%, 11/15/45 (Call 05/15/45)	2,361	1,943,058
4.60%, 08/15/43 (Call 02/15/43)	1,235	1,074,394
4.70%, 01/15/44 (Call 07/15/43)	1,295	1,126,927
4.90%, 02/01/33 (Call 11/01/32)(b)	935	915,283
5.30%, 02/01/53 (Call 08/01/52)	1,490	1,422,052
5.90%, 03/15/36	1,184	1,225,656
6.45%, 01/15/38	2,092	2,219,648
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,697	2,496,872
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	3,080	2,308,983
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,798	1,199,058
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	3,130	2,057,220
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	1,070	642,743
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	1,235	927,112
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,451	2,730,372
4.30%, 04/15/44 (Call 10/15/43)	2,300	1,901,514
4.90%, 07/01/33 (Call 04/01/33)	1,195	1,158,604
5.25%, 01/15/53 (Call 07/15/52)	2,380	2,257,405
Series A, 0.75%, 12/01/25 (Call 11/01/25)	755	692,132
Series A, 2.05%, 07/01/31 (Call 04/01/31)	3,410	2,731,816
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,618	2,474,407
Series A, 4.15%, 06/01/45 (Call 12/01/44)	365	296,339
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,650	3,024,381
3.20%, 12/01/51 (Call 06/01/51)	770	504,455
3.60%, 06/15/61 (Call 12/15/60)	3,238	2,215,387
3.70%, 11/15/59 (Call 05/15/59)	2,578	1,756,963
3.80%, 05/15/28 (Call 02/15/28)	3,091	2,945,150
3.85%, 06/15/46 (Call 12/15/45)	2,604	1,957,546
3.95%, 03/01/43 (Call 09/01/42)	1,751	1,386,861
4.45%, 03/15/44 (Call 09/15/43)	2,978	2,521,052
4.50%, 12/01/45 (Call 06/01/45)	1,607	1,335,707
4.50%, 05/15/58 (Call 11/15/57)	2,819	2,246,453
4.63%, 12/01/54 (Call 06/01/54)	2,377	1,985,945
5.20%, 03/01/33 (Call 12/01/32)(b)	2,000	1,985,867
5.50%, 03/15/34 (Call 12/15/33)	2,300	2,319,410
5.70%, 06/15/40	1,867	1,811,791
5.90%, 11/15/53 (Call 05/15/53)	2,300	2,339,003
6.15%, 11/15/52 (Call 05/15/52)	3,070	3,225,432
Series 05-A, 5.30%, 03/01/35	1,140	1,105,648
Series 06-A, 5.85%, 03/15/36	1,813	1,833,766
Series 06-B, 6.20%, 06/15/36	782	811,700
Series 07-A, 6.30%, 08/15/37	893	933,838
Series 08-B, 6.75%, 04/01/38	2,033	2,216,568
Series 09-C, 5.50%, 12/01/39	2,491	2,382,561
Series 12-A, 4.20%, 03/15/42	1,643	1,334,837
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	2,332	1,757,099
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,744	2,474,772
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,279	3,312,082
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,817	2,181,261
Series B, 3.13%, 11/15/27 (Call 08/15/27)	783	730,766
Series C, 3.00%, 12/01/60 (Call 06/01/60)(b)	1,788	1,048,492
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,395	1,039,854
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,159	1,666,971
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,947	1,856,031
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,704	2,281,855

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	$4,512	$4,354,160
5.60%, 03/01/28 (Call 02/01/28)	1,830	1,844,946
5.60%, 06/15/42 (Call 12/15/41)	3,063	2,865,943
5.80%, 03/01/33 (Call 12/01/32)	2,110	2,119,141
6.13%, 01/15/34 (Call 10/15/33)	1,725	1,770,543
6.25%, 10/01/39	1,062	1,067,899
6.50%, 10/01/53 (Call 04/01/53)	1,600	1,674,673
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(b)	2,255	1,241,313
2.65%, 08/15/52 (Call 02/15/52)(b)	287	174,451
3.10%, 08/15/50 (Call 02/15/50)	2,800	1,888,583
3.25%, 08/15/46 (Call 02/15/46)	1,828	1,301,081
3.50%, 08/01/51 (Call 02/01/51)	2,476	1,782,933
3.60%, 08/15/32 (Call 02/15/32)	1,130	1,003,204
3.75%, 02/15/50 (Call 08/15/49)	1,421	1,066,305
3.80%, 11/15/28 (Call 08/15/28)	826	779,351
3.95%, 05/15/43 (Call 11/15/42)	1,121	896,193
3.95%, 07/15/47 (Call 01/15/47)	1,473	1,157,469
4.05%, 05/15/48 (Call 11/15/47)	2,302	1,835,390
4.20%, 09/01/52 (Call 03/01/52)	1,970	1,595,740
4.35%, 04/15/49 (Call 10/15/48)	2,351	1,965,464
4.63%, 05/15/33 (Call 11/15/32)	1,880	1,798,678
4.65%, 03/01/28 (Call 01/01/28)	2,845	2,804,238
4.90%, 02/15/29 (Call 12/15/28)	2,610	2,596,884
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,310	1,673,357
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	1,684	1,315,403
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,003	1,945,351
4.25%, 06/01/28 (Call 03/01/28)	2,942	2,812,016
4.35%, 08/15/32 (Call 05/15/32)	1,520	1,389,396
4.70%, 12/01/44 (Call 06/01/44)	1,740	1,436,166
4.85%, 08/15/52 (Call 02/15/52)	1,885	1,584,298
5.38%, 11/15/32 (Call 08/15/32)	2,030	2,005,461
7.00%, 06/15/38	1,770	1,885,771
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,920	2,670,861
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,670	1,622,368
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,185	966,043
Series B, 3.30%, 04/15/41 (Call 10/15/40)	1,995	1,425,927
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,605	1,519,851
Series B, 5.95%, 06/15/35.	2,167	2,182,301
Series C, 2.25%, 08/15/31 (Call 05/15/31)	2,003	1,592,952
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,509	4,902,648
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,665	1,267,457
Series C, 4.90%, 08/01/41 (Call 02/01/41)	2,310	2,003,132
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,078	1,934,924
Series E, 6.30%, 03/15/33.	1,415	1,450,803
Series F, 5.25%, 08/01/33 (Call 02/01/24)	2,160	2,099,720
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,655	1,419,903
5.10%, 06/01/65 (Call 12/01/64)	2,270	2,020,254
5.30%, 05/15/33	2,380	2,357,583
5.45%, 02/01/41 (Call 08/01/40)	1,665	1,589,967
6.05%, 01/15/38	1,855	1,919,296
6.25%, 10/15/53 (Call 04/15/53)	1,840	1,964,140
6.63%, 02/01/32(b)	375	409,741
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,590	2,079,016
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,537	2,145,358
Security	Par (000)	Value

Electric (continued)
2.95%, 03/01/50 (Call 09/01/49)	$1,830	$1,178,218
3.38%, 03/01/25 (Call 12/01/24)	1,232	1,202,837
3.70%, 03/15/45 (Call 09/15/44)	2,710	2,055,635
3.70%, 06/01/46 (Call 12/01/45)(b)	1,590	1,185,028
3.75%, 08/15/47 (Call 02/15/47)	1,937	1,448,619
3.95%, 03/01/49 (Call 09/01/48)	2,484	1,931,080
4.30%, 07/01/44 (Call 01/01/44)	1,646	1,367,873
5.20%, 04/01/33 (Call 01/01/33)	2,195	2,184,066
5.40%, 04/01/53 (Call 10/01/52)	1,965	1,914,034
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,865	2,517,879
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,185	1,857,976
Series A, 4.00%, 04/01/43 (Call 10/01/42)	657	526,471
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,966	1,549,715
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,876	1,264,923
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,085	786,344
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,372	2,004,786
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,845	3,589,418
2.95%, 03/01/30 (Call 12/01/29)	1,758	1,500,765
4.88%, 06/01/28 (Call 05/01/28)	4,615	4,526,418
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,395	2,151,899
Series F, 1.05%, 06/01/25 (Call 05/01/25)	4,540	4,237,818
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,994	1,727,425
2.45%, 02/01/30 (Call 11/01/29)	2,335	1,994,073
2.55%, 04/15/31 (Call 01/15/31)	3,038	2,537,216
2.85%, 03/15/32 (Call 12/15/31)	2,830	2,367,956
2.95%, 12/01/26 (Call 09/01/26)	4,195	3,968,760
3.20%, 08/15/49 (Call 02/15/49)	2,215	1,487,406
3.45%, 04/15/51 (Call 10/15/50)	2,640	1,837,530
3.55%, 03/15/52 (Call 09/15/51)	1,990	1,413,187
3.70%, 12/01/47 (Call 06/01/47)	2,882	2,109,544
3.75%, 06/01/45 (Call 12/01/44)	2,384	1,777,487
3.88%, 03/15/46 (Call 09/15/45)	2,760	2,087,380
3.95%, 11/15/28 (Call 08/15/28)	2,696	2,573,387
3.95%, 03/15/48 (Call 09/15/47)	2,120	1,617,985
4.00%, 09/30/42 (Call 03/30/42)	1,104	883,631
4.25%, 12/15/41 (Call 06/15/41)	1,109	921,714
4.95%, 01/15/33 (Call 10/15/32)	2,160	2,117,613
5.30%, 02/15/40	2,935	2,796,133
5.35%, 01/15/53 (Call 07/15/52)	1,595	1,510,886
5.40%, 01/15/54 (Call 07/15/53)	1,689	1,610,745
6.00%, 01/15/38	1,062	1,094,174
6.05%, 04/15/38	1,785	1,845,621
6.10%, 06/01/37	1,920	1,981,220
6.45%, 10/15/32	1,410	1,492,190
Series A, 6.00%, 12/01/28.	1,634	1,685,281
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,758	3,465,923
2.45%, 06/01/30 (Call 03/01/30)	2,580	2,171,738
2.55%, 06/15/31 (Call 03/15/31)	1,730	1,413,170
2.65%, 09/01/26 (Call 06/01/26)	2,409	2,242,887
3.15%, 08/15/27 (Call 05/15/27)	3,903	3,627,928
3.25%, 01/15/82 (Call 10/15/26),
(5-year CMT + 2.321%)(a)	2,357	1,767,604
3.30%, 06/15/41 (Call 12/15/40)	3,578	2,570,317
3.40%, 06/15/29 (Call 03/15/29)	2,287	2,084,060
3.50%, 06/15/51 (Call 12/15/50)	1,770	1,205,864
3.75%, 09/01/46 (Call 03/01/46)	4,482	3,248,562
3.95%, 08/15/47 (Call 02/15/47)	2,555	1,892,282
4.20%, 06/15/49 (Call 12/15/48)	2,660	2,027,670

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 03/15/28 (Call 02/15/28)	$3,850	$3,710,723
4.50%, 08/15/32 (Call 05/15/32)	4,540	4,235,981
4.80%, 12/15/45 (Call 06/15/45)	2,714	2,318,262
5.00%, 12/08/25	1,490	1,479,412
5.00%, 12/08/27 (Call 11/08/27)	2,915	2,887,051
5.00%, 08/15/52 (Call 02/15/52)	3,875	3,381,097
5.75%, 09/15/33 (Call 06/15/33)	3,210	3,257,078
6.10%, 09/15/53 (Call 03/15/53)	2,920	2,971,202
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,360	1,902,685
2.40%, 12/15/31 (Call 09/15/31)	2,855	2,314,928
2.50%, 12/01/29 (Call 09/01/29)	2,673	2,323,093
3.00%, 12/15/51 (Call 06/15/51)	2,752	1,752,699
3.20%, 01/15/27 (Call 10/15/26)	3,802	3,606,777
3.40%, 10/01/46 (Call 04/01/46)	2,993	2,071,700
3.80%, 07/15/28 (Call 04/15/28)	2,690	2,563,188
3.85%, 11/15/42 (Call 05/15/42)	2,101	1,630,368
4.20%, 07/15/48 (Call 01/15/48)	2,115	1,683,225
5.65%, 04/01/40	2,031	1,988,979
5.88%, 11/15/33 (Call 08/15/33)	1,185	1,226,981
5.95%, 11/15/52 (Call 05/15/52)	1,035	1,063,523
6.20%, 11/15/53 (Call 05/15/53)	1,550	1,645,275
6.35%, 09/15/37	1,281	1,345,669
6.40%, 06/15/38	4,074	4,332,748
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/35(b)	630	530,639
Series 2035, 3.11%, 09/01/38(b)	790	641,991
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	3,285	1,965,007
3.75%, 05/15/46 (Call 11/15/45)	1,484	1,101,037
5.40%, 04/01/53 (Call 10/01/52)	2,110	1,998,830
6.12%, 10/15/35	1,119	1,141,517
6.35%, 08/15/38	933	987,191
6.45%, 04/01/39	2,073	2,196,096
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	1,319	1,171,812
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,570	1,710,840
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	1,978	1,632,268
3.65%, 02/01/29 (Call 11/01/28)	1,871	1,748,177
3.70%, 06/15/46 (Call 12/15/45)	1,767	1,285,796
4.30%, 02/01/49 (Call 08/01/48)	1,422	1,120,098
5.25%, 04/01/33 (Call 01/01/33)	1,670	1,657,567
5.65%, 04/01/53 (Call 10/01/52)	645	630,988
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,825	2,241,098
2.50%, 08/15/50 (Call 02/15/50)	2,290	1,313,797
2.90%, 08/15/51 (Call 02/15/51)	1,669	1,033,193
3.25%, 08/15/25 (Call 05/15/25)	2,172	2,103,372
3.40%, 04/01/32 (Call 01/01/32)	2,380	2,077,936
3.45%, 03/15/29 (Call 12/15/28)	2,552	2,368,407
3.60%, 09/15/47 (Call 03/15/47)	2,636	1,892,568
3.70%, 09/01/28 (Call 06/01/28)	2,301	2,180,989
3.70%, 10/15/46 (Call 04/15/46)	2,444	1,770,257
4.00%, 04/01/52 (Call 10/01/51)	1,170	889,028
4.10%, 05/15/42 (Call 11/15/41)	970	787,050
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,289,554
4.15%, 12/01/44 (Call 06/01/44)	2,629	2,084,099
4.20%, 08/15/45 (Call 02/15/45)	1,504	1,197,942
4.38%, 03/30/44 (Call 09/30/43)	1,767	1,458,273
5.25%, 03/15/33 (Call 12/15/32)	1,355	1,348,064
Security	Par (000)	Value

Electric (continued)
5.35%, 03/15/53 (Call 09/15/52)	$1,510	$1,422,178
6.30%, 04/01/38	1,975	2,069,151
Edison International
4.13%, 03/15/28 (Call 12/15/27)	2,665	2,505,620
4.70%, 08/15/25	1,705	1,667,661
4.95%, 04/15/25 (Call 03/15/25)	1,823	1,797,945
5.25%, 11/15/28 (Call 10/15/28)	1,645	1,621,118
5.75%, 06/15/27 (Call 04/15/27)	3,308	3,330,690
6.95%, 11/15/29 (Call 09/15/29)	2,245	2,378,830
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	1,291	1,045,742
6.00%, 05/15/35	619	603,344
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	1,980	1,564,632
3.55%, 06/15/26 (Call 03/15/26)	3,895	3,726,357
4.75%, 06/15/46 (Call 12/15/45)	4,481	3,445,524
Enel Americas SA, 4.00%, 10/25/26
(Call 07/25/26)	3,593	3,434,066
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	3,742	3,579,793
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,893	1,088,956
3.35%, 06/15/52 (Call 12/15/51)	1,740	1,159,611
3.50%, 04/01/26 (Call 01/01/26)	3,273	3,152,313
4.00%, 06/01/28 (Call 03/01/28)	375	357,624
4.20%, 04/01/49 (Call 10/01/48)	2,694	2,123,379
5.15%, 01/15/33 (Call 10/15/32)	1,785	1,745,397
5.30%, 09/15/33 (Call 06/15/33)	1,500	1,480,312
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,078	1,910,938
1.90%, 06/15/28 (Call 04/15/28)	1,920	1,655,246
2.40%, 06/15/31 (Call 03/05/31)	3,200	2,565,946
2.80%, 06/15/30 (Call 03/15/30)	2,812	2,392,854
2.95%, 09/01/26 (Call 06/01/26)	3,427	3,205,012
3.75%, 06/15/50 (Call 12/15/49)	2,834	1,978,851
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	1,463	1,131,599
2.35%, 06/15/32 (Call 03/15/32)	1,540	1,219,476
2.40%, 10/01/26 (Call 07/01/26)	2,521	2,327,399
2.90%, 03/15/51 (Call 09/15/50)	3,265	2,000,271
3.05%, 06/01/31 (Call 03/01/31)	1,945	1,652,517
3.10%, 06/15/41 (Call 12/15/40)	276	194,754
3.12%, 09/01/27 (Call 06/01/27)	2,285	2,124,301
3.25%, 04/01/28 (Call 01/01/28)	3,094	2,849,606
4.00%, 03/15/33 (Call 12/15/32)	2,742	2,451,752
4.20%, 09/01/48 (Call 03/01/48)	3,516	2,745,186
4.20%, 04/01/50 (Call 10/01/49)	2,551	2,000,252
4.75%, 09/15/52 (Call 03/15/52)	2,405	2,047,315
4.95%, 01/15/45 (Call 01/15/25)	3,405	2,942,371
5.59%, 10/01/24(b)	102	102,000
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	4,033	3,648,124
3.50%, 06/01/51 (Call 12/01/50)	845	578,200
3.85%, 06/01/49 (Call 12/01/48)	489	360,790
5.00%, 09/01/33 (Call 06/01/33)	860	830,097
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	2,020	1,574,346
3.55%, 09/30/49 (Call 03/30/49)	2,320	1,620,115
4.00%, 03/30/29 (Call 12/30/28)	732	686,740
4.50%, 03/30/39 (Call 09/30/38)	175	150,297
5.00%, 09/15/52 (Call 03/15/52)	1,680	1,480,290
5.80%, 09/01/53 (Call 03/01/53)	1,300	1,293,856

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	$4,005	$3,497,360
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,865	1,746,016
3.10%, 04/01/27 (Call 01/01/27)	2,245	2,106,863
3.25%, 09/01/49 (Call 03/01/49)	1,353	887,751
3.45%, 04/15/50 (Call 10/15/49)	1,435	978,226
4.10%, 04/01/43 (Call 10/01/42)	1,920	1,502,534
4.13%, 03/01/42 (Call 09/01/41)	2,072	1,651,923
4.25%, 12/01/45 (Call 06/01/45)	2,674	2,105,339
5.70%, 03/15/53 (Call 09/15/52)	1,215	1,179,394
5.90%, 11/15/33 (Call 08/15/33)	1,400	1,432,687
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	1,625	1,575,274
4.20%, 06/15/47 (Call 12/15/46)	1,425	1,122,917
4.20%, 03/15/48 (Call 09/15/47)	1,104	861,883
4.95%, 04/15/33 (Call 01/15/33)	1,600	1,539,059
5.30%, 10/01/41 (Call 04/01/41)	1,781	1,673,687
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,733	1,326,962
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,163	1,785,982
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,925	1,572,725
2.90%, 03/01/27 (Call 02/01/27)	2,980	2,758,159
3.38%, 03/01/32 (Call 12/01/31)	2,252	1,923,402
3.45%, 01/15/50 (Call 07/15/49)	2,560	1,734,301
4.60%, 07/01/27 (Call 06/01/27)	3,188	3,108,924
4.75%, 05/15/26	1,575	1,547,713
5.13%, 05/15/33 (Call 02/15/33)	2,410	2,327,177
5.45%, 03/01/28 (Call 02/01/28)	4,695	4,705,586
5.95%, 02/01/29 (Call 01/01/29)	2,755	2,808,978
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,681	1,635,512
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,146	1,060,821
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,552	2,414,174
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,412	2,222,819
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,601	2,040,991
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,775	1,596,296
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,325	2,158,906
3.35%, 03/15/32 (Call 12/15/31)	510	437,916
3.40%, 04/15/26 (Call 01/15/26)	4,152	3,980,880
3.95%, 06/15/25 (Call 03/15/25)	3,998	3,900,210
4.05%, 04/15/30 (Call 01/15/30)(b)	5,535	5,138,488
4.10%, 03/15/52 (Call 09/15/51)	1,660	1,268,386
4.45%, 04/15/46 (Call 10/15/45)	2,358	1,918,847
4.70%, 04/15/50 (Call 10/15/49)	3,267	2,758,056
4.95%, 06/15/35 (Call 12/15/34)	1,044	962,630
5.10%, 06/15/45 (Call 12/15/44)	2,505	2,243,620
5.15%, 03/15/28 (Call 02/15/28)	1,490	1,489,133
5.30%, 03/15/33 (Call 12/15/32)	3,005	2,964,798
5.60%, 03/15/53 (Call 09/15/52)	2,615	2,506,974
5.63%, 06/15/35	3,024	2,998,256
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	3,876	3,628,080
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	3,543	2,917,974
2.85%, 04/01/25 (Call 03/01/25)	8,029	7,782,561
2.88%, 12/04/51 (Call 06/04/51)	4,772	3,044,600
3.13%, 12/01/25 (Call 06/01/25)	3,703	3,563,852
3.15%, 10/01/49 (Call 04/01/49)	3,484	2,355,855
3.70%, 12/01/47 (Call 06/01/47)	3,217	2,431,047
Security	Par (000)	Value

Electric (continued)
3.80%, 12/15/42 (Call 06/15/42)	$2,106	$1,688,886
3.95%, 03/01/48 (Call 09/01/47)	4,152	3,297,478
3.99%, 03/01/49 (Call 09/01/48)	2,700	2,131,881
4.05%, 06/01/42 (Call 12/01/41)	2,540	2,096,115
4.05%, 10/01/44 (Call 04/01/44)	2,288	1,859,948
4.13%, 02/01/42 (Call 08/01/41)	2,353	1,988,411
4.13%, 06/01/48 (Call 12/01/47)	2,361	1,906,815
4.40%, 05/15/28 (Call 03/15/28)	1,630	1,592,253
4.45%, 05/15/26 (Call 04/15/26)(b)	915	905,542
4.63%, 05/15/30 (Call 03/15/30)	2,440	2,389,234
4.80%, 05/15/33 (Call 02/15/33)	1,395	1,354,369
4.95%, 06/01/35	574	552,277
5.05%, 04/01/28 (Call 03/01/28)	2,070	2,076,089
5.10%, 04/01/33 (Call 01/01/33)	2,880	2,863,124
5.25%, 02/01/41 (Call 08/01/40)	2,269	2,189,325
5.30%, 04/01/53 (Call 10/01/52)	2,545	2,478,166
5.63%, 04/01/34	1,060	1,091,595
5.65%, 02/01/37	2,475	2,503,100
5.69%, 03/01/40	2,483	2,526,403
5.95%, 02/01/38	1,863	1,928,341
5.96%, 04/01/39	765	800,000
Fortis Inc./Canada, 3.06%, 10/04/26
(Call 07/04/26)	5,890	5,507,993
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	295	281,460
3.25%, 03/30/27 (Call 12/30/26)	2,230	2,100,823
4.30%, 03/15/42	4,463	3,714,746
4.30%, 03/15/43	2,017	1,650,180
4.65%, 05/16/28 (Call 03/16/28)	4,140	4,067,064
4.70%, 05/15/32 (Call 02/15/32)	1,520	1,453,934
4.95%, 05/17/33 (Call 11/17/32)	4,470	4,328,808
5.13%, 05/15/52 (Call 11/15/51)	3,090	2,838,288
Series 10-C, 4.75%, 09/01/40	2,324	2,040,527
Series A, 3.25%, 03/15/51 (Call 09/15/50)	1,385	921,413
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,672	3,215,462
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,288	1,666,471
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	3,276	3,085,179
Iberdrola International BV
5.81%, 03/15/25	3,705	3,716,255
6.75%, 07/15/36(b)	1,502	1,637,312
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	1,070	1,022,400
5.80%, 04/01/54 (Call 10/01/53)	710	707,120
Series K, 4.20%, 03/01/48 (Call 09/01/47)	941	744,105
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,600	1,708,047
3.85%, 05/15/28 (Call 02/15/28)	2,049	1,946,486
4.25%, 08/15/48 (Call 02/15/48)	1,705	1,332,988
5.63%, 04/01/53 (Call 10/01/52)	1,360	1,328,179
6.05%, 03/15/37	265	271,299
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,348	1,958,787
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,088	779,349
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,102	904,938
3.10%, 11/30/51 (Call 05/30/51)	1,455	898,497
3.25%, 12/01/24 (Call 09/01/24)	3,215	3,134,291
3.50%, 09/30/49 (Call 03/30/49)	1,539	1,058,589
3.60%, 04/01/29 (Call 01/01/29)	1,117	1,037,268
3.70%, 09/15/46 (Call 03/15/46)	1,223	861,948
4.10%, 09/26/28 (Call 06/26/28)	3,096	2,946,458

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.70%, 10/15/33 (Call 07/15/33)	$1,580	$1,591,040
6.25%, 07/15/39	1,010	1,025,339
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	3,010	2,692,570
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,080	1,977,531
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,521,692
5.30%, 07/01/43 (Call 01/01/43)	1,601	1,463,974
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	361	326,271
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,500	1,676,526
4.38%, 10/01/45 (Call 04/01/45)	2,236	1,800,258
5.13%, 11/01/40 (Call 05/01/40)	2,744	2,492,704
5.45%, 04/15/33 (Call 01/15/33)	1,200	1,201,936
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	925	729,972
5.45%, 04/15/33 (Call 01/15/33)	1,290	1,291,932
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,247	1,205,847
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,645	1,587,207
3.10%, 05/01/27 (Call 02/01/27)	3,480	3,270,528
3.15%, 04/15/50 (Call 10/15/49)	3,052	2,023,391
3.65%, 04/15/29 (Call 01/15/29)	4,630	4,312,596
3.65%, 08/01/48 (Call 02/01/48)	3,383	2,502,046
3.95%, 08/01/47 (Call 02/01/47)	2,538	1,972,875
4.25%, 05/01/46 (Call 11/01/45)	1,675	1,368,029
4.25%, 07/15/49 (Call 01/15/49)	4,039	3,280,242
4.40%, 10/15/44 (Call 04/15/44)	1,822	1,524,099
4.80%, 09/15/43 (Call 03/15/43)	1,092	972,244
5.35%, 01/15/34 (Call 10/15/33)	1,645	1,666,467
5.75%, 11/01/35	550	566,871
5.80%, 10/15/36	1,884	1,929,971
5.85%, 09/15/54 (Call 03/15/54)	585	600,771
6.75%, 12/30/31	1,135	1,248,991
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,840	3,646,843
Series 12-A, 4.25%, 03/15/42	2,356	1,887,688
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,453	895,920
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	260	262,244
5.81%, 06/12/33 (Call 03/12/33)	902	906,871
National Grid USA, 5.80%, 04/01/35.	1,447	1,408,417
National Rural Utilities Cooperative
Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,562	2,312,569
1.35%, 03/15/31 (Call 12/15/30)	2,239	1,691,742
1.65%, 06/15/31 (Call 03/15/31)	1,615	1,234,002
1.88%, 02/07/25	1,421	1,362,335
2.40%, 03/15/30 (Call 12/15/29)	2,685	2,259,102
2.75%, 04/15/32 (Call 01/15/32)	2,200	1,803,925
2.85%, 01/27/25 (Call 10/27/24)	2,002	1,943,754
3.05%, 04/25/27 (Call 01/25/27)	2,321	2,166,615
3.25%, 11/01/25 (Call 08/01/25)	2,800	2,697,211
3.40%, 02/07/28 (Call 11/07/27)	2,800	2,621,813
3.45%, 06/15/25	1,575	1,530,871
3.70%, 03/15/29 (Call 12/15/28)	970	899,677
3.90%, 11/01/28 (Call 08/01/28)	1,573	1,486,144
4.02%, 11/01/32 (Call 05/01/32)	1,559	1,398,148
4.15%, 12/15/32 (Call 09/15/32)	1,960	1,785,268
4.30%, 03/15/49 (Call 09/15/48)	1,839	1,483,011
Security	Par (000)	Value

Electric (continued)
4.40%, 11/01/48 (Call 05/01/48)	$1,260	$1,021,113
4.45%, 03/13/26 (Call 02/13/26)	1,645	1,619,965
4.80%, 03/15/28 (Call 02/15/28)	4,295	4,253,872
5.05%, 09/15/28 (Call 08/15/28)	1,624	1,628,909
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	1,100	1,047,874
5.45%, 10/30/25	2,735	2,746,334
5.60%, 11/13/26 (Call 10/13/26)	1,215	1,231,524
5.80%, 01/15/33 (Call 07/15/32)	2,290	2,336,412
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(a)	340	344,567
Series C, 8.00%, 03/01/32	1,388	1,602,497
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	885	885,673
6.00%, 03/15/54 (Call 09/15/53)	1,995	2,025,840
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,759	2,562,720
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,070	896,104
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,485	942,204
Series N, 6.65%, 04/01/36	1,750	1,851,357
Series R, 6.75%, 07/01/37	1,575	1,706,108
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,400	4,869,107
1.90%, 06/15/28 (Call 04/15/28)	3,900	3,372,122
2.25%, 06/01/30 (Call 03/01/30)	4,587	3,785,752
2.44%, 01/15/32 (Call 10/15/31)	4,678	3,756,005
2.75%, 11/01/29 (Call 08/01/29)	4,815	4,196,959
3.00%, 01/15/52 (Call 07/15/51)	2,250	1,390,294
3.50%, 04/01/29 (Call 01/01/29)	4,562	4,183,041
3.55%, 05/01/27 (Call 02/01/27)	7,207	6,828,945
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	980	815,519
4.45%, 06/20/25	3,385	3,330,413
4.63%, 07/15/27 (Call 06/15/27)	6,515	6,390,924
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	3,048	2,598,681
4.90%, 02/28/28 (Call 01/28/28)	5,465	5,393,961
5.00%, 02/28/30 (Call 12/28/29)	4,540	4,449,233
5.00%, 07/15/32 (Call 04/15/32)	4,547	4,393,551
5.05%, 02/28/33 (Call 11/28/32)	4,640	4,488,028
5.25%, 02/28/53 (Call 08/28/52)	4,420	4,025,140
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)	816	728,429
5.75%, 09/01/25	630	630,397
6.05%, 03/01/25	1,400	1,405,358
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	2,265	1,859,032
2.60%, 06/01/51 (Call 12/01/50)	2,205	1,312,818
2.90%, 03/01/50 (Call 09/01/49)	2,659	1,697,408
3.20%, 04/01/52 (Call 10/01/51)	1,750	1,164,260
3.40%, 08/15/42 (Call 02/15/42)	1,078	796,842
3.60%, 05/15/46 (Call 11/15/45)	1,311	960,296
3.60%, 09/15/47 (Call 03/15/47)	2,243	1,641,700
4.00%, 08/15/45 (Call 02/15/45)	1,557	1,200,328
4.13%, 05/15/44 (Call 11/15/43)	1,370	1,108,151
4.50%, 06/01/52 (Call 12/01/51)	1,730	1,461,907
5.10%, 05/15/53 (Call 11/15/52)	2,160	2,022,379
5.35%, 11/01/39	2,725	2,638,556
6.20%, 07/01/37	1,483	1,557,491
6.25%, 06/01/36	1,180	1,246,760
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	415	322,021

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	$876	$692,009
3.10%, 06/01/51 (Call 12/01/50)(b)	1,190	764,184
3.20%, 05/15/27 (Call 02/15/27)	2,541	2,396,065
3.25%, 05/15/29 (Call 02/15/29)	2,662	2,428,691
3.95%, 04/01/30 (Call 01/01/30)	2,437	2,264,404
4.40%, 03/01/44 (Call 09/01/43)	1,860	1,561,795
4.55%, 06/01/52 (Call 12/01/51)	2,300	1,937,673
4.95%, 09/15/52 (Call 03/15/52)	20	17,971
5.50%, 03/15/40	255	241,448
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,760	1,228,448
4.50%, 04/01/47 (Call 10/01/46)	2,095	1,666,906
5.05%, 10/01/48 (Call 04/01/48)	1,990	1,695,327
5.25%, 09/01/50	1,217	1,076,401
5.38%, 11/01/40	1,765	1,592,825
5.95%, 11/01/39	1,581	1,533,730
6.20%, 12/01/53 (Call 06/01/53)(e)	1,650	1,660,814
Ohio Edison Co., 6.88%, 07/15/36.	1,285	1,392,260
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,087	1,582,005
4.15%, 04/01/48 (Call 10/01/47)	1,677	1,301,550
5.00%, 06/01/33 (Call 03/01/33)	685	662,930
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,088	1,768,101
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	2,008,706
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,240	768,960
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	2,411	2,122,532
3.30%, 03/15/30 (Call 09/15/29)(b)	1,756	1,546,507
3.80%, 08/15/28 (Call 02/15/28)	1,367	1,289,799
3.85%, 08/15/47 (Call 02/15/47)	1,754	1,293,622
4.15%, 04/01/47 (Call 10/01/46)	2,335	1,806,264
5.40%, 01/15/33 (Call 07/15/32)	1,780	1,781,978
5.60%, 04/01/53 (Call 10/01/52)	820	793,139
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,845	3,529,974
2.70%, 11/15/51 (Call 05/15/51)	1,935	1,152,455
2.75%, 05/15/30 (Call 02/15/30)	2,547	2,208,362
2.95%, 04/01/25 (Call 01/01/25)	1,149	1,113,371
3.10%, 09/15/49 (Call 03/15/49)	2,490	1,655,511
3.70%, 11/15/28 (Call 08/15/28)	3,688	3,463,593
3.70%, 05/15/50 (Call 11/15/49)	2,531	1,878,001
3.75%, 04/01/45 (Call 10/01/44)	2,956	2,282,702
3.80%, 09/30/47 (Call 03/30/47)	2,652	1,985,542
3.80%, 06/01/49 (Call 12/01/48)	2,148	1,615,511
4.10%, 11/15/48 (Call 05/15/48)	2,130	1,685,989
4.15%, 06/01/32 (Call 03/01/32)	1,600	1,481,618
4.30%, 05/15/28 (Call 04/15/28)(e)	590	572,118
4.55%, 09/15/32 (Call 06/15/32)	2,740	2,589,494
4.55%, 12/01/41 (Call 06/01/41)	1,261	1,100,310
4.60%, 06/01/52 (Call 12/01/51)	600	514,226
4.95%, 09/15/52 (Call 03/15/52)	3,740	3,403,559
5.25%, 09/30/40	1,297	1,245,698
5.30%, 06/01/42 (Call 12/01/41)	1,648	1,629,901
5.35%, 10/01/52 (Call 04/01/52)	220	210,586
5.65%, 11/15/33 (Call 08/15/33)(e)	2,135	2,194,397
5.75%, 03/15/29 (Call 12/15/28)	1,249	1,282,855
7.00%, 05/01/32	969	1,071,559
7.25%, 01/15/33	2,237	2,512,440
7.50%, 09/01/38	594	693,979
Security	Par (000)	Value

Electric (continued)
Pacific Gas & Electric Co., 6.95%, 03/15/34 (Call 12/15/33)	$3,330	$3,511,855
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	5,180	4,564,943
2.50%, 02/01/31 (Call 11/01/30)	7,318	5,831,397
2.95%, 03/01/26 (Call 12/01/25)	4,353	4,062,686
3.00%, 06/15/28 (Call 04/15/28)	3,285	2,903,030
3.15%, 01/01/26	4,278	4,030,996
3.25%, 06/01/31 (Call 03/01/31)	2,895	2,404,211
3.30%, 03/15/27 (Call 12/15/26)(b)	1,847	1,690,935
3.30%, 12/01/27 (Call 09/01/27)	3,872	3,520,591
3.30%, 08/01/40 (Call 02/01/40)	2,062	1,409,796
3.45%, 07/01/25	1,927	1,848,358
3.50%, 06/15/25 (Call 03/15/25)	1,320	1,267,702
3.50%, 08/01/50 (Call 02/01/50)	7,570	4,769,159
3.75%, 07/01/28	3,704	3,366,438
3.75%, 08/15/42 (Call 02/15/42)	1,543	1,061,220
3.95%, 12/01/47 (Call 06/01/47)	3,438	2,334,614
4.00%, 12/01/46 (Call 06/01/46)	2,679	1,824,216
4.20%, 03/01/29 (Call 01/01/29)	1,695	1,546,203
4.20%, 06/01/41 (Call 12/01/40)	2,137	1,579,580
4.25%, 03/15/46 (Call 09/15/45)	2,157	1,530,427
4.30%, 03/15/45 (Call 09/15/44)	2,584	1,860,568
4.40%, 03/01/32 (Call 12/01/31)	2,265	1,996,445
4.45%, 04/15/42 (Call 10/15/41)	2,661	2,005,203
4.50%, 07/01/40 (Call 01/01/40)	7,578	6,008,950
4.55%, 07/01/30 (Call 01/01/30)	11,524	10,593,298
4.60%, 06/15/43 (Call 12/15/42)	2,577	1,935,115
4.65%, 08/01/28 (Call 05/01/28)	1,518	1,420,939
4.75%, 02/15/44 (Call 08/15/43)	2,850	2,226,846
4.95%, 06/08/25	2,780	2,738,189
4.95%, 07/01/50 (Call 01/01/50)	11,857	9,447,328
5.25%, 03/01/52 (Call 09/01/51)	2,420	1,997,778
5.45%, 06/15/27 (Call 05/15/27)	2,139	2,111,012
5.90%, 06/15/32 (Call 03/15/32)	3,405	3,326,081
6.10%, 01/15/29 (Call 12/15/28)	1,195	1,202,811
6.15%, 01/15/33 (Call 10/15/32)	2,995	2,977,785
6.40%, 06/15/33 (Call 03/15/33)	2,460	2,488,895
6.70%, 04/01/53 (Call 10/01/52)	1,865	1,884,156
6.75%, 01/15/53 (Call 07/15/52)	4,520	4,573,157
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,550	1,265,384
2.90%, 06/15/52 (Call 12/15/51)	3,225	1,821,297
3.30%, 03/15/51 (Call 09/15/50)	2,494	1,527,210
3.50%, 06/15/29 (Call 03/15/29)	1,785	1,613,126
4.10%, 02/01/42 (Call 08/01/41)	1,866	1,407,575
4.13%, 01/15/49 (Call 07/15/48)	2,345	1,677,183
4.15%, 02/15/50 (Call 08/15/49)	2,557	1,821,058
5.25%, 06/15/35	904	837,742
5.35%, 12/01/53 (Call 06/01/53)	3,720	3,149,689
5.50%, 05/15/54 (Call 11/15/53)	2,645	2,296,939
5.75%, 04/01/37	1,062	1,016,137
6.00%, 01/15/39	2,538	2,474,170
6.10%, 08/01/36	1,165	1,169,933
6.25%, 10/15/37	2,696	2,684,080
6.35%, 07/15/38(b)	820	845,377
7.70%, 11/15/31	725	818,254
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	380	235,747
2.85%, 09/15/51 (Call 03/15/51)	1,115	688,169
3.00%, 09/15/49 (Call 03/15/49)(b)	1,650	1,072,811

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.05%, 03/15/51 (Call 09/15/50)	$1,070	$693,715
3.15%, 10/15/25 (Call 07/15/25)	875	844,689
3.70%, 09/15/47 (Call 03/15/47)	1,841	1,385,251
3.90%, 03/01/48 (Call 09/01/47)	2,587	2,029,755
4.15%, 10/01/44 (Call 04/01/44)	1,165	943,478
4.38%, 08/15/52 (Call 02/15/52)	1,650	1,376,999
4.60%, 05/15/52 (Call 11/15/51)	1,800	1,547,471
4.90%, 06/15/33 (Call 03/15/33)(b)	2,362	2,315,614
5.95%, 10/01/36	665	685,848
PG&E Recovery Funding LLC, 5.05%, 07/15/34	95	93,597
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,668	2,486,519
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	2,299	1,891,436
6.50%, 11/15/37	260	281,307
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,919	3,718,563
4.13%, 04/15/30 (Call 01/15/30)	1,710	1,576,890
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,652	1,087,101
3.95%, 06/01/47 (Call 12/01/46)	823	644,029
4.13%, 06/15/44 (Call 12/15/43)	928	750,618
4.15%, 10/01/45 (Call 04/01/45)	1,485	1,202,437
4.15%, 06/15/48 (Call 12/15/47)	1,600	1,293,690
4.75%, 07/15/43 (Call 01/15/43)	1,055	931,249
5.00%, 05/15/33 (Call 02/15/33)	3,270	3,204,542
5.25%, 05/15/53 (Call 11/15/52)	4,000	3,817,864
6.25%, 05/15/39	1,645	1,757,776
Progress Energy Inc.
6.00%, 12/01/39	3,172	3,151,024
7.00%, 10/30/31	1,795	1,957,389
7.75%, 03/01/31	2,629	2,941,057
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	610	482,196
3.60%, 09/15/42 (Call 03/15/42)	1,363	1,015,456
3.70%, 06/15/28 (Call 12/15/27)	1,975	1,861,485
3.80%, 06/15/47 (Call 12/15/46)	1,889	1,381,317
4.05%, 09/15/49 (Call 03/15/49)	1,931	1,462,093
4.10%, 06/01/32 (Call 12/01/31)	1,235	1,127,897
4.10%, 06/15/48 (Call 12/15/47)	1,620	1,236,898
4.30%, 03/15/44 (Call 09/15/43)	1,416	1,148,572
4.50%, 06/01/52 (Call 12/01/51)	1,975	1,594,453
5.25%, 04/01/53 (Call 10/01/52)	2,945	2,719,967
6.50%, 08/01/38	110	116,619
Series 17, 6.25%, 09/01/37.	1,164	1,204,477
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,599	1,047,415
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,289	1,820,351
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,580	921,793
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,550	1,136,686
5.15%, 01/15/53 (Call 07/15/52)	1,740	1,630,053
5.35%, 10/01/33 (Call 07/01/33)	2,000	2,011,515
Series V, 2.20%, 06/15/31 (Call 03/15/31)	280	227,977
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,800	2,713,572
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	866,164
Series K, 3.15%, 08/15/51 (Call 02/15/51)	520	328,321
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,655	1,513,657
1.90%, 08/15/31 (Call 05/15/31)	2,480	1,962,373
Security	Par (000)	Value

Electric (continued)
2.05%, 08/01/50 (Call 02/01/50)(b)	$1,750	$939,860
2.25%, 09/15/26 (Call 06/15/26)	1,439	1,336,213
2.45%, 01/15/30 (Call 10/15/29)	3,189	2,727,910
2.70%, 05/01/50 (Call 11/01/49)	765	472,109
3.00%, 05/15/25 (Call 02/15/25)	513	497,499
3.00%, 05/15/27 (Call 02/15/27)	2,214	2,076,423
3.00%, 03/01/51 (Call 09/01/50)	210	137,540
3.10%, 03/15/32 (Call 12/15/31)	434	374,457
3.15%, 01/01/50 (Call 07/01/49)	1,880	1,276,614
3.20%, 05/15/29 (Call 02/15/29)	1,559	1,421,475
3.20%, 08/01/49 (Call 02/01/49)	1,895	1,290,790
3.60%, 12/01/47 (Call 06/01/47)	1,694	1,259,520
3.65%, 09/01/28 (Call 06/01/28)	2,163	2,038,745
3.65%, 09/01/42 (Call 03/01/42)	1,975	1,543,364
3.70%, 05/01/28 (Call 02/01/28)	2,254	2,142,497
3.80%, 01/01/43 (Call 07/01/42)	564	446,845
3.80%, 03/01/46 (Call 09/01/45)	2,818	2,175,454
3.85%, 05/01/49 (Call 11/01/48)	2,442	1,888,234
3.95%, 05/01/42 (Call 11/01/41)	450	364,926
4.05%, 05/01/48 (Call 11/01/47)	1,891	1,511,796
4.65%, 03/15/33 (Call 12/15/32)	1,395	1,341,083
4.90%, 12/15/32 (Call 09/15/32)	2,613	2,559,459
5.13%, 03/15/53 (Call 09/15/52)	625	597,019
5.50%, 03/01/40	247	241,527
5.80%, 05/01/37	243	245,415
Public Service Electric and Gas Co.
5.20%, 08/01/33 (Call 05/01/33)	310	311,276
5.45%, 08/01/53 (Call 02/01/53)	20	19,873
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	2,422	2,240,583
1.60%, 08/15/30 (Call 05/15/30)	1,993	1,569,445
2.45%, 11/15/31 (Call 08/15/31)	1,155	932,535
5.85%, 11/15/27 (Call 10/15/27)	1,500	1,532,164
5.88%, 10/15/28 (Call 09/15/28)	2,105	2,147,310
6.13%, 10/15/33 (Call 07/15/33)	2,205	2,280,710
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,895	3,387,695
3.65%, 05/15/25 (Call 02/15/25)	3,053	2,955,738
4.10%, 06/15/30 (Call 03/15/30)	1,634	1,456,370
4.22%, 03/15/32 (Call 12/15/31)	2,474	2,167,623
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	465	283,350
3.25%, 09/15/49 (Call 03/15/49)	3,783	2,464,445
4.22%, 06/15/48 (Call 12/15/47)	3,440	2,710,928
4.30%, 05/20/45 (Call 11/20/44)	1,682	1,339,068
5.64%, 04/15/41 (Call 10/15/40)	60	57,785
5.76%, 10/01/39	1,320	1,293,405
5.80%, 03/15/40	1,320	1,295,517
6.27%, 03/15/37	815	838,524
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,225	3,034,553
3.70%, 03/15/52 (Call 09/15/51)	450	324,200
4.15%, 05/15/48 (Call 11/15/47)	2,005	1,592,841
4.50%, 08/15/40	533	460,851
4.95%, 08/15/28 (Call 07/15/28)	5,335	5,318,876
5.35%, 04/01/53 (Call 10/01/52)	3,665	3,463,907
6.00%, 06/01/39	940	957,958
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,915	2,153,285
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,464	1,892,428

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	$2,136	$1,425,246
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,619	2,897,738
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	2,470	1,568,425
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	1,445	1,228,599
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,804	3,542,918
3.30%, 04/01/25 (Call 03/01/25)	2,758	2,669,418
3.40%, 02/01/28 (Call 10/01/27)	4,407	4,090,964
3.70%, 04/01/29 (Call 02/01/29)	2,400	2,212,615
3.80%, 02/01/38 (Call 08/01/37)	3,547	2,879,617
4.00%, 02/01/48 (Call 08/01/47)	1,542	1,176,041
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	3,995	3,263,148
5.40%, 08/01/26 (Call 07/01/26)	2,195	2,197,326
5.50%, 08/01/33 (Call 05/01/33)	2,030	2,014,284
6.00%, 10/15/39	3,200	3,183,299
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	3,274	3,084,031
5.90%, 03/15/54 (Call 09/15/53)(e)	2,200	2,170,986
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,412	1,998,712
2.75%, 02/01/32 (Call 11/01/31)	2,905	2,396,242
2.85%, 08/01/29 (Call 05/01/29)	2,473	2,181,281
3.45%, 02/01/52 (Call 08/01/51)	2,210	1,487,450
3.65%, 02/01/50 (Call 08/01/49)	5,164	3,663,260
4.00%, 04/01/47 (Call 10/01/46)	7,419	5,665,607
4.05%, 03/15/42 (Call 09/15/41)	2,112	1,650,905
4.50%, 09/01/40 (Call 03/01/40)	1,585	1,326,168
4.65%, 10/01/43 (Call 04/01/43)	2,288	1,943,479
4.90%, 06/01/26 (Call 05/01/26)	1,365	1,354,367
5.30%, 03/01/28 (Call 02/01/28)	565	570,021
5.50%, 03/15/40	2,568	2,432,223
5.63%, 02/01/36	1,419	1,379,470
5.65%, 10/01/28 (Call 09/01/28)	310	315,762
5.70%, 03/01/53 (Call 09/01/52)	465	450,741
5.85%, 11/01/27 (Call 10/01/27)	2,030	2,084,132
5.88%, 12/01/53 (Call 06/01/53)	1,790	1,778,900
5.95%, 11/01/32 (Call 08/01/32)	1,220	1,257,567
6.00%, 01/15/34	1,509	1,568,571
6.05%, 03/15/39	2,625	2,631,248
6.65%, 04/01/29	1,375	1,436,299
Series 04-G, 5.75%, 04/01/35	1,184	1,186,190
Series 05-E, 5.35%, 07/15/35	1,186	1,168,130
Series 06-E, 5.55%, 01/15/37	1,710	1,628,202
Series 08-A, 5.95%, 02/01/38	2,127	2,113,988
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	2,804	2,129,378
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,545	1,415,900
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	630	389,941
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,343	2,222,194
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,172	2,035,128
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,886	2,468,459
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,790	1,270,863
Series C, 4.13%, 03/01/48 (Call 09/01/47)	4,107	3,204,329
Series C, 4.20%, 06/01/25	1,480	1,450,146
Series D, 4.70%, 06/01/27 (Call 05/01/27)	2,317	2,279,977
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,597	3,486,461
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,799	1,673,208
Security	Par (000)	Value

Electric (continued)
Series G, 2.50%, 06/01/31 (Call 03/01/31)	$2,997	$2,461,856
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,962	1,362,660
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	9,548	9,077,985
4.25%, 07/01/36 (Call 01/01/36)	995	875,257
4.40%, 07/01/46 (Call 01/01/46)	7,281	5,982,674
4.85%, 06/15/28 (Call 04/15/28)	2,290	2,257,281
5.11%, 08/01/27	2,180	2,161,166
5.15%, 10/06/25	2,430	2,417,697
5.20%, 06/15/33 (Call 12/15/32)	2,875	2,822,372
5.50%, 03/15/29 (Call 01/15/29)	1,475	1,498,625
5.70%, 10/15/32 (Call 04/15/32)	1,610	1,634,489
5.70%, 03/15/34 (Call 09/15/33)	1,555	1,583,694
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	3,975	3,474,993
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	1,330	1,155,421
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,180	3,822,622
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5-year CMT + 3.733%)(a)	1,645	1,541,501
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	1,673	1,521,803
4.15%, 12/01/25 (Call 09/01/25)	3,701	3,616,983
5.15%, 09/15/41	2,498	2,212,814
5.25%, 07/15/43	2,005	1,760,305
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,865	1,560,846
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	1,890	1,184,576
5.30%, 04/01/33 (Call 01/01/33)	840	807,611
6.20%, 03/15/40	1,739	1,744,857
Series J, 3.90%, 04/01/45 (Call 10/01/44)	680	492,734
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,770	1,646,947
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,283	1,602,220
Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,115	1,992,567
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,530	2,328,470
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	1,298	864,269
3.70%, 08/15/47 (Call 02/15/47)	1,950	1,377,943
3.75%, 06/15/49 (Call 12/15/48)	1,438	1,018,506
4.50%, 08/15/41 (Call 02/15/41)	2,081	1,743,027
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,443	1,137,851
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,173	1,386,486
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	765	761,852
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	2,014	1,631,609
3.45%, 03/15/51 (Call 09/15/50)	645	428,621
3.63%, 06/15/50 (Call 12/15/49)	1,506	1,047,837
4.10%, 06/15/42 (Call 12/15/41)	3,158	2,514,897
4.30%, 06/15/48 (Call 12/15/47)	1,529	1,182,832
4.35%, 05/15/44 (Call 11/15/43)	1,295	1,019,411
4.45%, 06/15/49 (Call 12/15/48)	1,694	1,344,848
5.00%, 07/15/52 (Call 01/15/52)	1,255	1,105,203
Toledo Edison Co. (The), 6.15%, 05/15/37	909	929,682
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,546	2,775,209
3.05%, 03/15/25 (Call 12/15/24)	580	562,448
3.25%, 05/15/32 (Call 02/15/32)(b)	998	854,979
3.25%, 05/01/51 (Call 11/01/50)	1,550	989,012
4.00%, 06/15/50 (Call 12/15/49)	1,282	944,792
4.85%, 12/01/48 (Call 06/01/48)	1,262	1,067,071

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.50%, 04/15/53 (Call 10/15/52)	$1,645	$1,541,432
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	1,995	1,583,251
2.63%, 03/15/51 (Call 09/15/50)	1,426	842,165
2.95%, 06/15/27 (Call 03/15/27)	2,993	2,811,866
2.95%, 03/15/30 (Call 12/15/29)	2,134	1,871,830
3.25%, 10/01/49 (Call 04/01/49)	1,766	1,152,462
3.50%, 03/15/29 (Call 12/15/28)	2,626	2,422,744
3.65%, 04/15/45 (Call 10/15/44)	2,230	1,631,745
3.90%, 09/15/42 (Call 03/15/42)	1,050	810,537
3.90%, 04/01/52 (Call 10/01/51)	1,090	828,128
4.00%, 04/01/48 (Call 10/01/47)	2,200	1,655,277
5.30%, 08/01/37	175	169,186
5.45%, 03/15/53 (Call 09/15/52)	2,350	2,260,909
8.45%, 03/15/39	633	788,627
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,509	2,018,181
2.40%, 03/30/32 (Call 12/30/31)	1,105	886,341
2.45%, 12/15/50 (Call 06/15/50)	3,327	1,872,855
2.95%, 11/15/51 (Call 05/15/51)	3,100	1,928,487
3.30%, 12/01/49 (Call 06/01/49)	2,095	1,410,823
4.00%, 01/15/43 (Call 07/15/42)	2,120	1,673,962
4.45%, 02/15/44 (Call 08/15/43)	2,290	1,894,735
4.60%, 12/01/48 (Call 06/01/48)	2,200	1,829,950
5.00%, 04/01/33 (Call 01/01/33)	2,820	2,723,663
5.45%, 04/01/53 (Call 10/01/52)	2,710	2,572,577
6.35%, 11/30/37	1,737	1,817,676
8.88%, 11/15/38	2,278	2,959,401
Series A, 2.88%, 07/15/29 (Call 04/15/29)	2,052	1,825,810
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,194,437
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,782	3,630,153
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,782	3,594,219
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,595	3,412,061
Series A, 6.00%, 05/15/37	2,032	2,078,277
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,395	2,253,120
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,689	1,619,797
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,167	1,588,215
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,312	1,026,110
Series B, 6.00%, 01/15/36	1,594	1,634,109
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,940	1,477,917
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,335	1,957,082
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,325	1,980,837
Virginia Electric and Power Co.
5.30%, 08/15/33 (Call 05/15/33)(b)	2,265	2,234,127
5.70%, 08/15/53 (Call 02/15/53)	2,175	2,140,417
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	2,974	2,573,814
1.80%, 10/15/30 (Call 07/15/30)	1,962	1,543,831
2.20%, 12/15/28 (Call 10/15/28)	717	620,216
4.75%, 01/09/26 (Call 12/09/25)	4,705	4,639,079
4.75%, 01/15/28 (Call 12/15/27)	3,015	2,956,940
5.00%, 09/27/25 (Call 08/27/25)	2,445	2,423,546
5.15%, 10/01/27 (Call 09/01/27)	3,275	3,279,316
5.60%, 09/12/26 (Call 08/12/26)	1,275	1,283,153
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	2,075	1,805,529
2.05%, 12/15/24 (Call 11/15/24)	1,690	1,629,938
4.30%, 10/15/48 (Call 04/15/48)	905	736,015
4.75%, 09/30/32 (Call 06/30/32)	1,770	1,712,419
5.63%, 05/15/33	450	463,302
5.70%, 12/01/36	500	505,495
Security	Par (000)	Value

Electric (continued)
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	$1,040	$1,004,264
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,300	1,787,473
3.00%, 07/01/29 (Call 04/01/29)	2,123	1,907,499
3.05%, 10/15/27 (Call 07/15/27)	1,360	1,264,620
3.65%, 04/01/50 (Call 10/01/49)	1,305	918,280
3.95%, 09/01/32 (Call 06/01/32)	2,235	2,022,900
6.38%, 08/15/37	340	354,955
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,775	1,083,238
3.30%, 09/01/49 (Call 03/01/49)	1,780	1,200,214
3.67%, 12/01/42	1,370	1,019,473
4.75%, 11/01/44 (Call 05/01/44)	2,073	1,791,961
5.35%, 11/10/25 (Call 10/10/25)	1,570	1,573,048
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,840	2,537,850
2.35%, 11/15/31 (Call 05/15/31)	1,700	1,339,001
2.60%, 12/01/29 (Call 06/01/29)	2,601	2,236,604
3.30%, 06/01/25 (Call 12/01/24)	2,834	2,739,115
3.35%, 12/01/26 (Call 06/01/26)	3,137	2,970,659
3.40%, 06/01/30 (Call 12/01/29)	2,880	2,555,242
3.50%, 12/01/49 (Call 06/01/49)	2,055	1,410,897
4.00%, 06/15/28 (Call 12/15/27)	3,249	3,097,421
4.60%, 06/01/32 (Call 12/01/31)	2,805	2,622,841
5.45%, 08/15/33 (Call 02/15/33)	2,575	2,551,061
6.50%, 07/01/36	1,019	1,083,324
		1,962,234,558
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,631	1,305,498
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,934	1,729,250
1.80%, 10/15/27 (Call 08/15/27)	3,116	2,791,054
1.95%, 10/15/30 (Call 07/15/30)	1,306	1,079,795
2.00%, 12/21/28 (Call 10/21/28)	3,190	2,797,955
2.20%, 12/21/31 (Call 09/21/31)	2,856	2,339,961
2.75%, 10/15/50 (Call 04/15/50)	3,278	2,043,099
2.80%, 12/21/51 (Call 06/21/51)	2,595	1,639,842
3.15%, 06/01/25 (Call 03/01/25)	3,155	3,068,801
5.25%, 11/15/39	1,645	1,593,543
		20,388,798
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,711	2,450,259
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	1,827	1,699,517
5.41%, 07/01/32 (Call 04/01/32)	1,610	1,570,632
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,166	1,118,660
2.20%, 09/15/31 (Call 06/15/31)	2,735	2,211,672
2.80%, 02/15/30 (Call 11/15/29)	4,662	4,082,298
4.35%, 06/01/29 (Call 03/01/29)	1,711	1,657,443
4.75%, 03/30/26	320	317,150
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	2,995	2,442,133
3.88%, 01/12/28 (Call 10/12/27)	1,770	1,650,355
4.00%, 04/01/25 (Call 01/01/25)	1,651	1,609,570
6.13%, 03/01/26 (Call 03/01/24)	2,020	2,016,623
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,746	1,412,357

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.63%, 04/15/26 (Call 01/15/26)	$3,201	$3,115,266
5.50%, 06/01/32 (Call 03/01/32)	1,455	1,378,585
6.25%, 03/15/28 (Call 02/15/28)	2,040	2,074,983
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	3,265	3,122,231
4.75%, 06/15/25 (Call 03/15/25)	3,087	3,030,187
4.88%, 06/15/29 (Call 03/15/29)	3,661	3,480,495
4.88%, 05/12/30 (Call 02/12/30)	2,429	2,302,978
6.00%, 01/15/28 (Call 12/15/27)	1,720	1,743,640
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,566	4,325,227
4.30%, 06/15/46 (Call 12/15/45)	1,460	1,161,101
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,974	2,660,540
1.35%, 06/01/25 (Call 05/01/25)	5,614	5,315,035
1.75%, 09/01/31 (Call 06/01/31)	4,705	3,747,875
1.95%, 06/01/30 (Call 03/01/30)	3,336	2,794,261
2.50%, 11/01/26 (Call 08/01/26)	6,902	6,511,117
2.70%, 08/15/29 (Call 05/15/29)	5,050	4,517,836
2.80%, 06/01/50 (Call 12/01/49)(b)	3,775	2,641,322
3.81%, 11/21/47 (Call 05/21/47)	3,315	2,639,881
4.25%, 01/15/29 (Call 12/15/28)	2,725	2,655,622
4.50%, 01/15/34 (Call 10/15/33)	2,425	2,327,461
4.95%, 02/15/28 (Call 01/15/28)(b)	3,285	3,322,514
5.00%, 02/15/33 (Call 11/15/32)	5,035	5,054,217
5.38%, 03/01/41	975	980,383
5.70%, 03/15/36	2,600	2,709,378
5.70%, 03/15/37	2,118	2,206,481
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	795	643,009
3.15%, 08/15/27 (Call 05/15/27)	1,022	949,899
3.35%, 03/01/26 (Call 12/01/25)	1,975	1,892,829
3.50%, 02/15/28 (Call 11/15/27)	2,704	2,538,171
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,075	2,815,836
3.00%, 01/15/31 (Call 10/15/30)	3,516	2,958,589
3.60%, 01/15/30 (Call 10/15/29)	971	858,938
3.95%, 01/12/28 (Call 10/12/27)	2,910	2,723,423
4.25%, 05/15/27 (Call 04/15/27)	1,235	1,184,035
5.45%, 02/01/29 (Call 01/01/29)	845	836,495
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,739	3,246,790
4.60%, 04/06/27 (Call 01/06/27)	4,398	4,269,533
Legrand France SA, 8.50%, 02/15/25	3,187	3,317,249
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	3,341	2,980,441
2.38%, 08/09/28 (Call 06/09/28)	2,390	2,012,502
2.65%, 08/09/31 (Call 05/09/31)	2,911	2,250,870
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	2,890	2,852,938
4.90%, 06/15/28 (Call 03/15/28)	3,089	3,017,459
6.10%, 03/15/33 (Call 12/15/32)	500	507,246
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	335	276,968
3.13%, 08/15/27 (Call 05/15/27)	3,430	3,216,007
3.70%, 02/15/26 (Call 11/15/25)	2,009	1,946,462
4.50%, 02/13/26	1,995	1,967,298
7.13%, 10/01/37	1,266	1,424,750
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	3,052	2,769,228
2.40%, 04/01/28 (Call 02/01/28)	3,061	2,613,437
Security	Par (000)	Value

Electronics (continued)
2.95%, 04/01/31 (Call 01/01/31)	$2,839	$2,261,627
		158,389,314
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	3,705	3,613,494
6.35%, 08/18/28 (Call 07/18/28)	4,250	4,333,156
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	585,727
		8,532,377
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	7,280	7,084,600
3.76%, 03/15/27 (Call 02/15/27)	15,335	14,468,626
3.79%, 03/15/25 (Call 03/15/24)	890	867,275
4.05%, 03/15/29 (Call 01/15/29)	5,585	5,160,356
4.28%, 03/15/32 (Call 12/15/31)	18,512	16,338,176
5.05%, 03/15/42 (Call 09/15/41)	8,893	7,345,761
5.14%, 03/15/52 (Call 09/15/51)	23,435	18,729,076
5.39%, 03/15/62 (Call 09/15/61)	9,180	7,309,962
6.41%, 03/15/26 (Call 03/15/24)	555	555,488
		77,859,320
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(b)	1,523	1,223,129
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,655	1,516,045
1.45%, 02/15/31 (Call 11/15/30)	3,593	2,804,284
1.75%, 02/15/32 (Call 11/15/31)	1,785	1,388,837
2.30%, 03/01/30 (Call 12/01/29)	3,975	3,376,248
2.38%, 03/15/33 (Call 12/15/32)	2,910	2,328,900
2.90%, 07/01/26 (Call 04/01/26)	2,024	1,923,425
3.05%, 03/01/50 (Call 09/01/49)	2,225	1,504,482
3.20%, 03/15/25 (Call 12/15/24)	2,840	2,757,592
3.38%, 11/15/27 (Call 08/15/27)	3,170	2,992,675
3.95%, 05/15/28 (Call 02/15/28)	3,806	3,646,416
4.88%, 04/01/29 (Call 03/01/29)	595	593,182
5.00%, 04/01/34 (Call 01/01/34)	2,520	2,471,654
5.70%, 05/15/41 (Call 11/15/40)	686	691,968
6.20%, 03/01/40	825	870,220
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(e)	2,660	2,651,335
5.45%, 09/18/33 (Call 06/18/33)(e)	1,720	1,710,495
5.50%, 09/18/26 (Call 08/18/26)(e)	3,130	3,140,376
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,618	2,096,269
2.60%, 02/01/30 (Call 11/01/29)	2,912	2,517,992
2.95%, 01/15/52 (Call 07/15/51)(b)	2,785	1,800,791
3.05%, 04/01/50 (Call 10/01/49)	1,911	1,270,908
3.20%, 06/01/32 (Call 03/01/32)	2,180	1,875,478
3.50%, 05/01/29 (Call 02/01/29)	2,311	2,141,484
4.20%, 01/15/33 (Call 10/15/32)	2,945	2,717,114
4.25%, 12/01/28 (Call 09/01/28)	2,607	2,512,716
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,598	1,469,768
1.15%, 03/15/28 (Call 01/15/28)	1,660	1,426,238
1.50%, 03/15/31 (Call 12/15/30)	1,538	1,212,331
2.00%, 06/01/29 (Call 04/01/29)	1,775	1,527,706
2.50%, 11/15/50 (Call 05/15/50)	1,157	698,487
2.95%, 06/01/41 (Call 12/01/40)	4,155	3,002,820
3.13%, 03/01/25 (Call 12/01/24)	726	706,447
3.15%, 11/15/27 (Call 08/15/27)	3,788	3,553,927

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.10%, 03/01/45 (Call 09/01/44)	$180	$149,757
4.15%, 04/15/32 (Call 01/15/32)	1,590	1,496,476
4.15%, 07/15/49 (Call 01/15/49)(b)	3,102	2,586,257
4.63%, 02/15/30 (Call 12/15/29)	2,950	2,892,759
4.63%, 02/15/33 (Call 11/15/32)	5,800	5,609,972
4.88%, 02/15/29 (Call 01/15/29)	2,790	2,790,203
4.88%, 02/15/34 (Call 11/15/33)	3,520	3,453,727
		87,100,890
Equity Funds — 0.0%
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)	60	61,327
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	1,850	1,864,869
		1,926,196
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,566	1,693,092
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	3,263	2,740,851
3.13%, 04/24/50 (Call 10/24/49)	1,790	1,141,240
3.30%, 03/19/25 (Call 12/19/24)	2,084	2,021,073
3.95%, 03/15/25 (Call 01/15/25)	4,257	4,165,506
4.15%, 03/15/28 (Call 12/15/27)	4,382	4,212,047
4.80%, 03/15/48 (Call 09/15/47)	3,195	2,700,546
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	3,223	2,770,072
4.60%, 11/01/25 (Call 09/01/25)	4,141	4,062,337
4.85%, 11/01/28 (Call 08/01/28)	3,660	3,561,613
5.30%, 10/01/26	2,095	2,088,262
5.30%, 11/01/38 (Call 05/01/38)	4,281	3,897,939
5.40%, 11/01/48 (Call 05/01/48)	3,583	3,202,333
7.00%, 10/01/28	2,649	2,811,174
8.25%, 09/15/30	2,442	2,782,026
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,870	1,504,056
3.50%, 10/01/26 (Call 07/01/26)	1,727	1,638,367
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,682	2,155,156
2.88%, 04/15/30 (Call 01/15/30)	3,264	2,840,694
3.00%, 02/01/51 (Call 08/01/50)	2,554	1,639,518
3.20%, 02/10/27 (Call 11/10/26)	3,717	3,508,354
4.00%, 04/17/25 (Call 02/17/25)	5,537	5,431,826
4.20%, 04/17/28 (Call 01/17/28)	6,563	6,351,557
4.70%, 04/17/48 (Call 10/17/47)(b)	230	200,357
4.95%, 03/29/33 (Call 12/29/32)(b)	3,366	3,266,205
5.24%, 11/18/25 (Call 05/18/24)	1,350	1,347,068
5.40%, 06/15/40	1,037	980,331
5.50%, 10/17/28 (Call 09/17/28)	1,995	2,027,885
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	3,631	3,410,583
1.70%, 06/01/30 (Call 03/01/30)	1,412	1,163,321
2.30%, 08/15/26 (Call 05/15/26)	4,127	3,876,779
2.45%, 11/15/29 (Call 08/15/29)	1,728	1,518,366
2.65%, 06/01/50 (Call 12/01/49)	645	406,873
3.13%, 11/15/49 (Call 05/15/49)	2,019	1,394,007
3.20%, 08/21/25 (Call 05/21/25)	1,078	1,047,617
3.38%, 08/15/46 (Call 02/15/46)	775	562,814
4.25%, 05/04/28 (Call 04/04/28)(b)	810	797,678
4.50%, 05/04/33 (Call 02/04/33)	790	765,256
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5,435	4,780,668
Security	Par (000)	Value

Food (continued)
1.80%, 06/11/30 (Call 03/11/30)	$1,407	$1,159,421
3.05%, 06/03/51 (Call 12/03/50)	3,130	2,082,744
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,404	1,206,799
3.20%, 10/01/26 (Call 07/01/26)	3,260	3,090,289
3.90%, 06/01/50 (Call 12/01/49)	2,000	1,368,974
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	4,195	4,296,816
6.20%, 11/15/33 (Call 08/15/33)	4,185	4,370,706
6.50%, 11/15/43 (Call 05/15/43)	2,210	2,306,541
6.50%, 11/15/53 (Call 05/15/53)	1,080	1,147,290
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(e)	6,575	6,628,467
7.25%, 11/15/53 (Call 05/15/53)(e)	2,990	3,024,936
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	405	364,455
3.00%, 02/02/29 (Call 12/02/28)	475	404,652
3.00%, 05/15/32 (Call 02/15/32)	2,341	1,817,091
3.63%, 01/15/32 (Call 01/15/27)	995	814,792
3.75%, 12/01/31 (Call 12/01/26)	1,155	955,827
4.38%, 02/02/52 (Call 08/02/51)	1,740	1,194,087
5.13%, 02/01/28 (Call 01/01/28)	6,238	6,055,441
5.50%, 01/15/30 (Call 01/15/25)	2,275	2,151,970
5.75%, 04/01/33 (Call 01/01/33)	6,365	6,019,141
6.50%, 12/01/52 (Call 06/01/52)	6,979	6,502,127
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,270	1,761,604
2.38%, 03/15/30 (Call 12/15/29)	2,500	2,083,413
2.75%, 09/15/41 (Call 03/15/41)	1,140	739,820
3.38%, 12/15/27 (Call 09/15/27)	3,025	2,827,219
3.50%, 03/15/25	5,575	5,437,284
3.55%, 03/15/50 (Call 09/15/49)	1,503	1,020,196
4.25%, 03/15/35	3,727	3,283,209
4.38%, 03/15/45	1,896	1,527,524
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	1,760	1,440,513
3.25%, 04/01/26	4,646	4,445,245
3.40%, 11/15/27 (Call 08/15/27)	2,517	2,354,693
4.30%, 05/15/28 (Call 02/15/28)	3,359	3,242,038
4.50%, 04/01/46	1,924	1,597,248
5.25%, 03/01/33 (Call 12/01/32)	1,205	1,172,660
Series B, 7.45%, 04/01/31	3,672	4,043,852
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,575	1,536,577
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	7,510	7,130,566
3.75%, 04/01/30 (Call 01/01/30)	3,675	3,381,392
3.88%, 05/15/27 (Call 02/15/27)	6,615	6,356,669
4.25%, 03/01/31 (Call 12/01/30)	1,567	1,462,971
4.38%, 06/01/46 (Call 12/01/45)	9,555	7,793,209
4.63%, 01/30/29 (Call 10/30/28)	3,845	3,755,133
4.63%, 10/01/39 (Call 04/01/39)	1,710	1,497,318
4.88%, 10/01/49 (Call 04/01/49)	4,060	3,564,282
5.00%, 07/15/35 (Call 01/15/35)	3,660	3,511,280
5.00%, 06/04/42	5,116	4,620,740
5.20%, 07/15/45 (Call 01/15/45)	6,100	5,579,724
5.50%, 06/01/50 (Call 12/01/49)	2,970	2,853,312
6.50%, 02/09/40	3,020	3,199,827
6.75%, 03/15/32	2,115	2,289,099

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.88%, 01/26/39	$3,675	$4,023,063
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(b)	2,555	1,989,586
2.20%, 05/01/30 (Call 02/01/30)	2,498	2,056,537
2.65%, 10/15/26 (Call 07/15/26)	3,807	3,548,149
3.50%, 02/01/26 (Call 11/01/25)	3,541	3,410,171
3.70%, 08/01/27 (Call 05/01/27)	3,060	2,907,209
3.88%, 10/15/46 (Call 04/15/46)	1,916	1,400,795
3.95%, 01/15/50 (Call 07/15/49)	2,726	2,061,842
4.45%, 02/01/47 (Call 08/01/46)	2,966	2,430,453
4.50%, 01/15/29 (Call 10/15/28)	3,506	3,403,225
4.65%, 01/15/48 (Call 07/15/47)	1,849	1,544,545
5.00%, 04/15/42 (Call 10/15/41)	1,436	1,253,975
5.15%, 08/01/43 (Call 02/01/43)	1,930	1,720,216
5.40%, 07/15/40 (Call 01/15/40)	1,613	1,487,537
5.40%, 01/15/49 (Call 07/15/48)	2,207	2,066,487
6.90%, 04/15/38	2,535	2,745,290
7.50%, 04/01/31	2,153	2,410,985
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,390	3,085,039
1.85%, 02/15/31 (Call 11/15/30)	2,553	2,023,170
2.50%, 04/15/30 (Call 01/15/30)	3,255	2,761,408
3.40%, 08/15/27 (Call 05/15/27)	4,680	4,409,450
4.20%, 08/15/47 (Call 02/15/47)	1,560	1,245,379
4.95%, 04/15/33 (Call 01/15/33)(b)	2,280	2,185,675
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	5,128	4,851,340
1.50%, 02/04/31 (Call 11/04/30)(b)	2,986	2,345,365
1.88%, 10/15/32 (Call 07/15/32)	2,129	1,640,692
2.63%, 03/17/27 (Call 01/17/27)	2,220	2,061,523
2.63%, 09/04/50 (Call 03/04/50)	4,030	2,466,603
2.75%, 04/13/30 (Call 01/13/30)	2,683	2,335,080
3.00%, 03/17/32 (Call 12/17/31)	285	243,076
4.13%, 05/07/28 (Call 02/07/28)	865	837,076
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	3,140	2,542,457
4.25%, 04/15/31 (Call 04/15/26)	4,050	3,507,432
6.25%, 07/01/33 (Call 04/01/33)	4,105	4,046,426
6.88%, 05/15/34 (Call 02/15/34)	1,000	1,022,773
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,204	2,718,684
2.45%, 12/14/31 (Call 09/14/31)	2,660	2,157,271
3.15%, 12/14/51 (Call 06/14/51)	3,685	2,408,135
3.25%, 07/15/27 (Call 04/15/27)	3,861	3,603,041
3.30%, 07/15/26 (Call 04/15/26)	4,280	4,072,322
3.30%, 02/15/50 (Call 08/15/49)	2,239	1,515,565
3.75%, 10/01/25 (Call 07/01/25)	4,280	4,152,932
4.45%, 03/15/48 (Call 09/15/47)	1,943	1,587,276
4.50%, 04/01/46 (Call 10/01/45)	905	742,951
4.85%, 10/01/45 (Call 04/01/45)	2,325	2,000,095
5.38%, 09/21/35	1,904	1,872,954
5.75%, 01/17/29 (Call 12/17/28)	1,640	1,671,796
5.95%, 04/01/30 (Call 01/01/30)	2,673	2,767,290
6.00%, 01/17/34 (Call 10/17/33)	1,990	2,072,701
6.60%, 04/01/40 (Call 10/01/39)	975	1,039,740
6.60%, 04/01/50 (Call 10/01/49)	4,637	5,080,558
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	7,139	6,723,663
4.00%, 03/01/26 (Call 01/01/26)	4,466	4,338,854
4.35%, 03/01/29 (Call 12/01/28)	5,759	5,471,806
4.55%, 06/02/47 (Call 12/02/46)	2,791	2,182,907
Security	Par (000)	Value

Food (continued)
4.88%, 08/15/34 (Call 02/15/34)(b)	$3,306	$3,080,929
5.10%, 09/28/48 (Call 03/28/48)	5,875	4,957,334
5.15%, 08/15/44 (Call 02/15/44)	2,176	1,870,883
Walmart Inc., 3.90%, 09/09/25	4,470	4,398,803
		405,495,149
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,878	2,628,224
5.50%, 11/02/47 (Call 05/02/47)	1,530	1,205,163
Georgia-Pacific LLC
7.75%, 11/15/29	2,363	2,670,590
8.88%, 05/15/31	2,720	3,277,811
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	1,636	1,334,374
4.40%, 08/15/47 (Call 02/15/47)	3,543	2,849,222
4.80%, 06/15/44 (Call 12/15/43)	4,610	3,955,280
5.00%, 09/15/35 (Call 03/15/35)	1,735	1,670,821
5.15%, 05/15/46 (Call 11/15/45)	410	365,408
6.00%, 11/15/41 (Call 05/15/41)	2,906	2,912,232
7.30%, 11/15/39(b)	25	27,882
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	2,019	1,726,083
3.13%, 01/15/32 (Call 10/15/31)	3,137	2,491,055
3.75%, 01/15/31 (Call 10/15/30)	2,536	2,141,847
5.00%, 01/15/30 (Call 10/15/29)	4,231	3,963,050
6.00%, 01/15/29 (Call 10/15/28)	7,262	7,184,640
Suzano International Finance BV
4.00%, 01/14/25	660	645,637
5.50%, 01/17/27	4,479	4,426,900
		45,476,219
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,280	1,779,778
2.63%, 09/15/29 (Call 06/15/29)	1,616	1,427,034
2.85%, 02/15/52 (Call 08/15/51)	928	581,786
3.00%, 06/15/27 (Call 03/15/27)	3,045	2,857,460
3.38%, 09/15/49 (Call 03/15/49)	2,972	2,063,400
4.13%, 10/15/44 (Call 04/15/44)	1,836	1,540,170
4.13%, 03/15/49 (Call 09/15/48)	2,964	2,361,834
4.15%, 01/15/43 (Call 07/15/42)	2,834	2,372,063
4.30%, 10/01/48 (Call 04/01/48)	1,718	1,406,837
5.45%, 10/15/32 (Call 07/15/32)	305	309,284
5.50%, 06/15/41 (Call 12/15/40)	2,026	1,976,486
5.75%, 10/15/52 (Call 04/15/52)	1,705	1,737,486
5.90%, 11/15/33 (Call 08/15/33)	1,690	1,754,992
6.20%, 11/15/53 (Call 05/15/53)	1,105	1,193,075
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	3,305	2,646,849
4.00%, 04/01/28 (Call 01/01/28)	2,204	2,110,758
4.10%, 09/01/47 (Call 03/01/47)	1,098	850,998
4.40%, 07/01/32 (Call 04/01/32)	2,170	2,017,657
5.25%, 03/01/28 (Call 02/01/28)	4,440	4,465,068
5.40%, 03/01/33 (Call 12/01/32)	2,986	2,962,667
5.85%, 01/15/41 (Call 07/15/40)	1,228	1,221,655
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,625	1,300,578
3.95%, 09/15/27 (Call 06/15/27)	879	816,592
4.75%, 09/01/28 (Call 06/01/28)(b)	2,133	2,029,568
5.20%, 07/15/25 (Call 04/15/25)	1,889	1,869,832
5.50%, 01/15/26 (Call 12/15/25)	2,857	2,846,912

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.50%, 10/01/26	$1,340	$1,331,050
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,583	5,161,441
1.70%, 02/15/31 (Call 11/15/30)	4,120	3,203,212
2.95%, 09/01/29 (Call 06/01/29)	3,404	3,014,160
3.49%, 05/15/27 (Call 02/15/27)	4,124	3,898,193
3.60%, 05/01/30 (Call 02/01/30)	4,349	3,907,255
3.95%, 03/30/48 (Call 09/30/47)	2,791	2,100,076
4.38%, 05/15/47 (Call 11/15/46)	3,491	2,797,596
4.80%, 02/15/44 (Call 08/15/43)	3,274	2,811,804
5.00%, 06/15/52 (Call 12/15/51)	1,750	1,521,458
5.25%, 03/30/28 (Call 02/29/28)	1,893	1,892,339
5.25%, 02/15/43 (Call 08/15/42)	1,630	1,475,445
5.40%, 06/30/33 (Call 03/30/33)	975	966,549
5.65%, 02/01/45 (Call 08/01/44)	1,712	1,624,512
5.95%, 06/15/41 (Call 12/15/40)	1,675	1,642,716
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	597	489,004
4.25%, 09/01/32 (Call 06/01/32)(b)	835	774,454
4.50%, 11/01/48 (Call 05/01/48)	1,880	1,532,736
4.66%, 02/01/44 (Call 08/01/43)	1,548	1,308,080
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,465	2,010,841
3.35%, 06/01/50 (Call 12/01/49)	1,995	1,286,578
3.50%, 06/01/29 (Call 03/01/29)	2,644	2,393,912
3.64%, 11/01/46 (Call 05/01/46)	1,557	1,076,185
4.65%, 08/01/43 (Call 02/01/43)	1,025	851,859
5.05%, 05/15/52 (Call 11/15/51)	1,758	1,530,685
5.40%, 06/15/33 (Call 03/15/33)	1,339	1,322,352
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	4,185	3,894,445
3.20%, 06/15/25 (Call 03/15/25)	1,941	1,881,095
3.75%, 09/15/42 (Call 03/15/42)	1,640	1,234,661
5.13%, 11/15/40(b)	1,760	1,625,061
5.20%, 06/01/33 (Call 03/01/33)	2,315	2,280,438
5.75%, 06/01/53 (Call 12/01/52)	2,075	2,040,462
6.35%, 11/15/52 (Call 05/15/52)	2,460	2,630,863
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,362	3,175,445
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,794	1,391,360
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,945	1,549,812
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	1,077	799,988
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,843	2,424,194
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,780	1,694,057
3.95%, 10/01/46 (Call 04/01/46)	2,467	1,776,941
4.40%, 06/01/43 (Call 12/01/42)	2,350	1,870,579
4.40%, 05/30/47 (Call 11/30/46)	2,153	1,693,367
5.15%, 09/15/32 (Call 03/15/32)	1,220	1,189,442
5.75%, 09/15/33 (Call 03/15/33)	1,800	1,823,780
5.88%, 03/15/41 (Call 09/15/40)	2,140	2,052,637
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,889	2,255,744
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,800	1,120,342
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,568	1,276,069
3.18%, 08/15/51 (Call 02/15/51)	1,295	774,037
3.70%, 04/01/28 (Call 01/01/28)	2,033	1,896,085
3.80%, 09/29/46 (Call 03/29/46)	1,381	967,200
4.05%, 03/15/32 (Call 12/15/31)	2,772	2,477,584
4.15%, 06/01/49 (Call 12/01/48)	1,419	1,041,215
5.45%, 03/23/28 (Call 02/23/28)	1,450	1,449,979
Security	Par (000)	Value

Gas (continued)
5.80%, 12/01/27 (Call 11/01/27)	$2,080	$2,111,373
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	370	243,291
4.80%, 02/15/33 (Call 11/15/32)	950	912,219
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	2,270	1,558,063
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,171	1,530,443
		157,067,582
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,515	1,219,686
4.63%, 06/15/28 (Call 03/15/28)	930	889,300
Regal Rexnord Corp.
6.05%, 02/15/26(e)	5,465	5,452,696
6.05%, 04/15/28 (Call 03/15/28)(e)	5,145	5,062,956
6.30%, 02/15/30 (Call 12/15/29)(e)	2,310	2,281,071
6.40%, 04/15/33 (Call 01/15/33)(e)	2,460	2,422,516
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	1,869	1,287,258
3.25%, 03/01/27 (Call 12/01/26)	1,925	1,831,398
4.10%, 03/01/48 (Call 09/01/47)	995	810,239
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(b)	2,527	2,103,393
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/24)	355	340,356
2.30%, 03/15/30 (Call 12/15/29)	3,615	2,973,330
2.75%, 11/15/50 (Call 05/15/50)	3,325	1,896,904
3.40%, 03/01/26 (Call 01/01/26)	3,240	3,096,466
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	2,940	2,382,517
4.25%, 11/15/28 (Call 08/15/28)	2,311	2,195,292
4.85%, 11/15/48 (Call 05/15/48)	2,107	1,769,867
5.20%, 09/01/40	1,598	1,456,432
6.00%, 03/06/28 (Call 02/06/28)(b)	5,320	5,456,823
		44,928,500
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,074	3,563,369
1.40%, 06/30/30 (Call 03/30/30)(b)	4,038	3,311,544
2.95%, 03/15/25 (Call 12/15/24)	4,775	4,649,246
3.75%, 11/30/26 (Call 08/30/26)	8,242	8,037,174
3.88%, 09/15/25 (Call 06/15/25)	3,584	3,526,427
4.75%, 11/30/36 (Call 05/30/36)	6,143	6,007,819
4.75%, 04/15/43 (Call 10/15/42)	4,970	4,765,392
4.90%, 11/30/46 (Call 05/30/46)	9,397	9,057,857
5.30%, 05/27/40	3,635	3,680,936
6.00%, 04/01/39	1,200	1,306,743
6.15%, 11/30/37	3,380	3,717,946
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	1,059	873,555
2.30%, 03/12/31 (Call 12/12/30)	4,404	3,636,056
2.75%, 09/15/29 (Call 06/15/29)	2,464	2,150,958
3.05%, 09/22/26 (Call 06/22/26)	2,831	2,665,307
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(b)	2,210	1,699,931
1.92%, 02/01/27 (Call 01/01/27)	7,093	6,383,928
2.27%, 12/01/28 (Call 10/01/28)	6,015	5,200,492
2.54%, 02/01/32 (Call 11/01/31)(b)	2,815	2,256,295
2.60%, 08/15/26 (Call 05/15/26)	4,017	3,733,402
3.13%, 12/01/51 (Call 06/01/51)(b)	3,325	2,093,176

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.50%, 08/15/46 (Call 02/15/46)	$1,918	$1,273,770
3.95%, 04/01/30 (Call 01/01/30)	2,895	2,647,420
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	4,362	4,141,214
2.65%, 06/01/30 (Call 03/01/30)	2,986	2,574,636
4.00%, 03/01/28 (Call 12/01/27)	510	489,478
4.55%, 03/01/39 (Call 09/01/38)	2,048	1,829,751
4.70%, 03/01/49 (Call 09/01/48)	2,494	2,211,376
6.50%, 11/15/35	1,318	1,427,901
7.38%, 01/15/40	1,166	1,333,398
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,063	2,503,537
2.80%, 12/10/51 (Call 06/10/51)	3,810	2,418,060
3.35%, 09/15/25 (Call 06/15/25)	2,386	2,310,702
4.38%, 09/15/45 (Call 03/15/45)	2,098	1,817,492
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	3,168	2,716,210
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	3,396	2,973,751
3.25%, 11/15/39 (Call 05/15/39)	3,577	2,766,757
3.40%, 11/15/49 (Call 05/15/49)	2,929	2,117,950
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,866	2,747,685
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	7,345	7,354,445
5.65%, 11/15/27 (Call 10/15/27)	8,365	8,473,240
5.86%, 03/15/30 (Call 01/15/30)	3,605	3,673,273
5.91%, 11/22/32 (Call 08/22/32)	1,570	1,602,424
6.38%, 11/22/52 (Call 05/22/52)	4,048	4,340,475
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	3,620	3,356,320
3.63%, 03/15/32 (Call 12/15/31)	5,727	4,936,600
4.38%, 03/15/42 (Call 09/15/41)	2,161	1,711,287
Koninklijke Philips NV
5.00%, 03/15/42	2,467	2,111,830
6.88%, 03/11/38	3,225	3,403,293
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	3,420	3,351,170
4.50%, 03/30/33 (Call 12/30/32)	3,095	2,979,450
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	30	25,011
4.38%, 03/15/35	8,530	7,990,105
4.63%, 03/15/45	7,682	6,987,666
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	2,848	2,406,076
2.25%, 09/15/31 (Call 06/15/31)	2,475	1,938,511
2.55%, 03/15/31 (Call 12/15/30)	1,100	892,198
3.30%, 09/15/29 (Call 06/15/29)	2,946	2,593,906
3.63%, 03/15/51 (Call 09/15/50)	1,180	788,007
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	5,030	3,987,547
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,156	2,617,845
3.75%, 03/15/51 (Call 09/15/50)	3,410	2,453,248
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	2,873	2,695,071
1.95%, 06/15/30 (Call 03/15/30)	4,598	3,796,956
2.90%, 06/15/50 (Call 12/15/49)(b)	2,181	1,423,989
3.38%, 11/01/25 (Call 08/01/25)	4,568	4,406,943
3.50%, 03/15/26 (Call 12/15/25)	5,684	5,475,789
3.65%, 03/07/28 (Call 12/07/27)	3,942	3,744,013
Security	Par (000)	Value

Health Care - Products (continued)
4.10%, 04/01/43 (Call 10/01/42)	$3,913	$3,194,716
4.38%, 05/15/44 (Call 11/15/43)	1,613	1,364,623
4.63%, 03/15/46 (Call 09/15/45)	2,465	2,196,563
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	3,365	2,926,593
2.00%, 10/15/31 (Call 07/15/31)	4,165	3,373,333
2.60%, 10/01/29 (Call 07/01/29)	3,749	3,317,621
2.80%, 10/15/41 (Call 04/15/41)	1,755	1,244,852
4.10%, 08/15/47 (Call 02/15/47)	3,504	2,912,354
4.80%, 11/21/27 (Call 10/21/27)	2,273	2,280,926
4.95%, 08/10/26 (Call 07/10/26)(b)	3,635	3,645,964
4.95%, 11/21/32 (Call 08/21/32)	2,085	2,067,404
4.98%, 08/10/30 (Call 06/10/30)	2,655	2,653,338
5.00%, 12/05/26 (Call 11/05/26)	1,850	1,854,923
5.00%, 01/31/29 (Call 12/31/28)	3,700	3,705,590
5.09%, 08/10/33 (Call 05/10/33)	3,275	3,269,240
5.20%, 01/31/34 (Call 10/31/33)	1,850	1,863,268
5.30%, 02/01/44 (Call 08/01/43)	2,069	2,022,432
5.40%, 08/10/43 (Call 04/10/43)	2,890	2,889,329
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,005	3,260,083
3.05%, 01/15/26 (Call 12/15/25)	2,843	2,710,142
3.55%, 04/01/25 (Call 01/01/25)	1,875	1,824,216
4.45%, 08/15/45 (Call 02/15/45)(b)	2,599	2,111,916
5.35%, 12/01/28 (Call 11/01/28)	1,850	1,854,224
5.75%, 11/30/39	753	729,357
		283,408,336
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	1,379	857,001
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)	415	409,700
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	1,118	984,753
3.63%, 03/01/49 (Call 09/01/48)	1,671	1,146,883
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,273,037
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,125,878
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,330,716
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	377,626
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,074,272
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	2,070	1,511,349
4.13%, 11/15/42 (Call 05/15/42)	3,551	2,769,867
4.50%, 05/15/42 (Call 11/15/41)	2,421	1,996,846
4.75%, 03/15/44 (Call 09/15/43)	1,909	1,605,388
6.63%, 06/15/36	2,971	3,196,711
6.75%, 12/15/37	3,148	3,370,096
AHS Hospital Corp.
5.02%, 07/01/45	950	872,563
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)(b)	976	590,026
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	1,020	620,176
Series 2019, 3.89%, 04/15/49	1,913	1,472,590
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	2,313	2,118,662
4.55%, 05/15/52 (Call 11/15/51)	2,555	2,161,773

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Ascension Health
3.95%, 11/15/46	$3,605	$2,851,058
4.85%, 11/15/53(b)	3,175	2,878,054
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,434	2,120,103
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,791	1,326,867
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,543	1,224,185
2.34%, 01/01/30 (Call 10/01/29)	2,492	2,099,441
2.91%, 01/01/42 (Call 07/01/41)	460	315,074
2.91%, 01/01/51 (Call 07/01/50)	1,777	1,109,794
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,603	1,078,602
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(b)	510	283,484
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	708	485,304
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,559	1,988,230
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	1,030	815,081
4.19%, 11/15/45 (Call 05/15/45)	1,358	1,125,075
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,141	903,884
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	5,105	3,230,000
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	730	430,179
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	3,246	2,898,178
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,665	1,324,405
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	2,105	1,354,591
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,655	1,071,476
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(b)	1,260	1,010,210
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	5,005	4,337,067
2.50%, 03/01/31 (Call 12/01/30)	8,275	6,606,394
2.63%, 08/01/31 (Call 05/01/31)	4,760	3,780,543
3.00%, 10/15/30 (Call 07/15/30)	7,960	6,623,380
3.38%, 02/15/30 (Call 02/15/25)	7,790	6,731,317
4.25%, 12/15/27 (Call 12/15/23)	4,635	4,373,219
4.63%, 12/15/29 (Call 12/15/24)	8,765	8,141,356
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	2,391	1,381,035
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,773	1,451,573
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	515	312,484
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44.	1,668	1,413,749
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,628	1,008,738
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	1,136	675,875
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,764	1,698,975
Security	Par (000)	Value

Health Care - Services (continued)
City of Hope
Series 2013, 5.62%, 11/15/43	$1,090	$1,011,856
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	1,757	1,374,911
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,495	1,267,779
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,694,748
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,560,222
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,696,815
3.82%, 10/01/49 (Call 04/01/49)	3,052	2,186,661
3.91%, 10/01/50 (Call 04/01/50)	1,304	936,610
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,250,615
4.35%, 11/01/42	2,968	2,416,582
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,787,708
6.46%, 11/01/52 (Call 05/01/24)(b)	915	971,158
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,631	1,011,539
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	2,268	1,598,376
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	2,750	1,876,595
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,692	1,254,193
Dignity Health
4.50%, 11/01/42	1,030	829,118
5.27%, 11/01/64	1,100	962,905
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	2,336	1,846,657
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	4,185	3,850,408
2.25%, 05/15/30 (Call 02/15/30)	3,458	2,898,540
2.38%, 01/15/25 (Call 12/15/24)	3,605	3,480,161
2.55%, 03/15/31 (Call 12/15/30)	4,300	3,585,758
2.88%, 09/15/29 (Call 06/15/29)	3,987	3,543,631
3.13%, 05/15/50 (Call 11/15/49)	1,801	1,197,767
3.35%, 12/01/24 (Call 10/01/24)	5,909	5,772,965
3.60%, 03/15/51 (Call 09/15/50)	5,433	3,930,274
3.65%, 12/01/27 (Call 09/01/27)	5,948	5,655,989
3.70%, 09/15/49 (Call 03/15/49)	4,777	3,509,604
4.10%, 03/01/28 (Call 12/01/27)	5,238	5,052,627
4.38%, 12/01/47 (Call 06/01/47)	5,636	4,703,443
4.55%, 03/01/48 (Call 09/01/47)	4,395	3,744,134
4.63%, 05/15/42	1,814	1,587,170
4.65%, 01/15/43	4,855	4,244,041
4.65%, 08/15/44 (Call 02/15/44)	2,022	1,755,560
4.75%, 02/15/33 (Call 11/15/32)	2,450	2,359,168
4.90%, 02/08/26 (Call 02/08/24)	1,840	1,821,397
5.10%, 01/15/44	4,533	4,133,242
5.13%, 02/15/53 (Call 08/15/52)	2,920	2,710,047
5.35%, 10/15/25 (Call 09/15/25)	3,017	3,014,282
5.50%, 10/15/32 (Call 07/15/32)	3,575	3,609,753
5.85%, 01/15/36	1,119	1,136,240
5.95%, 12/15/34	1,655	1,699,701
6.10%, 10/15/52 (Call 04/15/52)	2,285	2,418,371
6.38%, 06/15/37	2,450	2,592,704
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	205	142,528
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(b)	667	599,445

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	$1,546	$1,257,842
4.50%, 07/01/57 (Call 01/01/57)	1,135	946,773
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,091	1,393,962
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,952	1,227,348
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,384,049
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,525	3,601,432
3.38%, 03/15/29 (Call 01/15/29)	1,467	1,315,855
3.50%, 09/01/30 (Call 03/01/30)	10,860	9,552,784
3.50%, 07/15/51 (Call 01/15/51)	5,910	3,858,716
4.13%, 06/15/29 (Call 03/15/29)	8,210	7,612,533
4.50%, 02/15/27 (Call 08/15/26)	6,373	6,179,085
4.63%, 03/15/52 (Call 09/15/51)	5,875	4,644,100
5.13%, 06/15/39 (Call 12/15/38)	3,765	3,376,982
5.20%, 06/01/28 (Call 05/01/28)	2,195	2,163,804
5.25%, 04/15/25	6,236	6,187,408
5.25%, 06/15/26 (Call 12/15/25)	7,130	7,068,097
5.25%, 06/15/49 (Call 12/15/48)	7,371	6,402,081
5.38%, 02/01/25	10,915	10,850,650
5.38%, 09/01/26 (Call 03/01/26)	5,173	5,148,132
5.50%, 06/01/33 (Call 03/01/33)	3,796	3,730,400
5.50%, 06/15/47 (Call 12/15/46)	6,867	6,173,551
5.63%, 09/01/28 (Call 03/01/28)	6,587	6,598,598
5.88%, 02/15/26 (Call 08/15/25)	7,635	7,652,380
5.88%, 02/01/29 (Call 08/01/28)	4,555	4,596,451
5.90%, 06/01/53 (Call 12/01/52)	3,580	3,407,251
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	1,707	1,293,849
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	5,375	4,771,927
2.15%, 02/03/32 (Call 11/03/31)	3,240	2,542,821
3.13%, 08/15/29 (Call 05/15/29)	2,917	2,632,183
3.70%, 03/23/29 (Call 02/23/29)	2,950	2,760,470
3.95%, 03/15/27 (Call 12/15/26)	2,654	2,553,707
3.95%, 08/15/49 (Call 02/15/49)	1,982	1,507,440
4.50%, 04/01/25 (Call 03/01/25)	2,913	2,873,655
4.63%, 12/01/42 (Call 06/01/42)	1,700	1,457,913
4.80%, 03/15/47 (Call 09/14/46)	3,015	2,598,782
4.88%, 04/01/30 (Call 01/01/30)	2,424	2,366,037
4.95%, 10/01/44 (Call 04/01/44)	3,491	3,097,581
5.50%, 03/15/53 (Call 09/15/52)	450	432,507
5.70%, 03/13/26 (Call 03/13/24)	765	765,157
5.75%, 03/01/28 (Call 02/01/28)	1,026	1,046,836
5.75%, 12/01/28 (Call 11/01/28)	735	749,878
5.88%, 03/01/33 (Call 12/01/32)	2,945	3,017,477
5.95%, 03/15/34 (Call 12/15/33)	1,495	1,539,046
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	355	298,539
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,740	2,194,749
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	835	527,131
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(b)	1,189	958,890
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	2,274	1,614,817
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	275	192,998
Security	Par (000)	Value

Health Care - Services (continued)
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)(e)	$935	$931,779
6.25%, 02/01/29 (Call 01/01/29)(e)	260	264,076
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,956	2,313,866
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	4,268	4,032,081
4.15%, 05/01/47 (Call 11/01/46)	6,942	5,684,062
4.88%, 04/01/42	2,482	2,269,107
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	4,678	3,212,398
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,552	2,465,059
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	3,072	1,979,114
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,685	2,444,987
2.30%, 12/01/24 (Call 11/01/24)	2,195	2,118,636
2.70%, 06/01/31 (Call 03/01/31)	2,790	2,308,651
2.95%, 12/01/29 (Call 09/01/29)	2,322	2,028,118
3.60%, 02/01/25 (Call 11/01/24)	4,764	4,654,667
3.60%, 09/01/27 (Call 06/01/27)	3,540	3,368,676
4.70%, 02/01/45 (Call 08/01/44)	3,918	3,359,461
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	156,208
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	960,890
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,245,717
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,522,527
Mayo Clinic
3.77%, 11/15/43	245	197,994
Series 2016, 4.13%, 11/15/52(b)	3,636	3,028,686
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(b)	2,146	1,380,298
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	2,212	1,797,522
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,777	1,240,029
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	2,183	1,534,886
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,386,472
5.00%, 07/01/42	690	641,309
Series 2015, 4.20%, 07/01/55	2,009	1,614,727
Series 2020, 2.96%, 01/01/50
(Call 07/01/49)	781	504,911
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	1,321	1,265,663
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	2,586	1,553,130
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,863	1,241,302
Montefiore Obligated Group
4.29%, 09/01/50	1,216	694,943
Series 18-C, 5.25%, 11/01/48
(Call 05/01/48)	1,802	1,259,538
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	616,224

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(b)	$1,608	$1,219,703
Series 2019, 3.74%, 07/01/49
(Call 01/01/49)	2,340	1,645,578
Series 2020, 3.39%, 07/01/50
(Call 07/01/49)	1,706	1,111,839
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	1,413	813,614
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	1,021	895,377
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,079	695,559
2.61%, 08/01/60 (Call 02/01/60)(b)	1,728	916,454
4.02%, 08/01/45	3,024	2,427,745
4.06%, 08/01/56	553	429,404
Series 2019, 3.95%, 08/01/2119
(Call 02/01/19)	1,835	1,247,203
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,905	2,047,922
3.98%, 11/01/46 (Call 11/01/45)	2,855	2,146,156
4.26%, 11/01/47 (Call 11/01/46)	1,830	1,430,026
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	400	245,233
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	961	699,776
3.17%, 11/01/51 (Call 05/01/51)	2,904	1,875,032
3.32%, 11/01/61 (Call 05/01/61)	1,536	954,271
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	1,260	722,636
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)(b)	1,794	1,448,827
2.83%, 11/15/41 (Call 05/15/41)	1,570	1,069,218
Series 2020, 3.04%, 11/15/50
(Call 05/15/50)	1,961	1,336,407
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,623	1,108,470
4.09%, 10/01/48 (Call 04/01/48)	1,562	1,214,806
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48
(Call 05/15/48)	1,637	1,352,700
Series 2020, 1.38%, 11/15/25
(Call 08/15/25)	1,997	1,830,818
Series 2020, 3.22%, 11/15/50
(Call 05/15/50)	1,787	1,094,683
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	1,007	787,830
2.86%, 01/01/52 (Call 07/01/51)	1,881	1,142,087
Series 2042, 2.72%, 01/01/42
(Call 07/01/41)(b)	1,551	1,034,016
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	1,205	1,097,749
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	1,950	1,908,575
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,187	2,705,008
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	2,430	1,358,712
Series A, 3.93%, 10/01/48 (Call 04/01/48)	2,320	1,714,890
Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,147	1,067,502
Series I, 3.74%, 10/01/47	2,413	1,711,202
Security	Par (000)	Value

Health Care - Services (continued)
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(b)	$1,031	$919,361
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,581	2,167,296
2.95%, 06/30/30 (Call 03/30/30)	3,557	3,058,896
3.45%, 06/01/26 (Call 03/01/26)	3,592	3,439,784
3.50%, 03/30/25 (Call 12/30/24)	1,488	1,449,098
4.20%, 06/30/29 (Call 03/30/29)	4,133	3,937,573
4.70%, 03/30/45 (Call 09/30/44)(b)	946	809,342
6.40%, 11/30/33 (Call 08/30/33)	1,070	1,133,811
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	960	635,123
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	883	815,839
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	1,099	784,949
3.95%, 07/01/46 (Call 07/01/45)	2,423	1,876,455
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	2,705	1,642,338
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,249	787,477
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	1,071	641,414
SSM Health Care Corp.
4.89%, 06/01/28(b)	2,235	2,210,746
Series A, 3.82%, 06/01/27 (Call 03/01/27)	345	329,759
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	1,790	1,175,472
Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	2,256	1,715,436
Series 2020, 3.31%, 08/15/30
(Call 05/15/30)	770	686,312
Summa Health, 3.51%, 11/15/51
(Call 05/15/51)	1,755	1,158,515
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	248	244,039
Series 2018, 3.70%, 08/15/28
(Call 05/15/28)(b)	2,054	1,928,447
Series 2018, 4.09%, 08/15/48
(Call 02/15/48)	2,161	1,705,385
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,027,661
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,223,763
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	618,240
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,378,039
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,102	1,175,522
4.33%, 11/15/55	829	690,888
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,884,180
Trinity Health Corp.
4.13%, 12/01/45	1,431	1,152,750
Series 2019, 3.43%, 12/01/48(b)	1,875	1,358,306
Series 2021, 2.63%, 12/01/40
(Call 06/01/40)	1,186	799,802
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	490	441,399
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	2,800	2,699,888
1.15%, 05/15/26 (Call 04/15/26)	3,530	3,234,586
1.25%, 01/15/26	2,903	2,691,847
2.00%, 05/15/30	4,975	4,160,031

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.30%, 05/15/31 (Call 02/15/31)	$5,470	$4,562,625
2.75%, 05/15/40 (Call 11/15/39)	4,446	3,180,462
2.88%, 08/15/29	4,079	3,679,224
2.90%, 05/15/50 (Call 11/15/49)	5,058	3,292,154
2.95%, 10/15/27	3,554	3,315,901
3.05%, 05/15/41 (Call 11/15/40)	4,102	3,030,902
3.10%, 03/15/26	3,752	3,604,938
3.13%, 05/15/60 (Call 11/15/59)	2,329	1,507,758
3.25%, 05/15/51 (Call 11/15/50)	5,655	3,961,578
3.38%, 04/15/27	3,033	2,891,289
3.45%, 01/15/27	3,403	3,261,631
3.50%, 08/15/39 (Call 02/15/39)	4,934	3,961,502
3.70%, 12/15/25	2,409	2,347,327
3.70%, 08/15/49 (Call 02/15/49)	4,667	3,533,725
3.75%, 07/15/25	10,199	9,986,553
3.75%, 10/15/47 (Call 04/15/47)	3,991	3,093,084
3.85%, 06/15/28	4,936	4,738,563
3.88%, 12/15/28	3,432	3,285,544
3.88%, 08/15/59 (Call 02/15/59)	3,740	2,803,205
3.95%, 10/15/42 (Call 04/15/42)	3,000	2,450,093
4.00%, 05/15/29 (Call 03/15/29)	3,690	3,537,007
4.20%, 05/15/32 (Call 02/15/32)	5,505	5,188,114
4.20%, 01/15/47 (Call 07/15/46)	3,124	2,588,609
4.25%, 01/15/29 (Call 12/15/28)	5,250	5,116,509
4.25%, 03/15/43 (Call 09/15/42)	1,986	1,709,747
4.25%, 04/15/47 (Call 10/15/46)	3,144	2,605,300
4.25%, 06/15/48 (Call 12/15/47)	5,408	4,507,146
4.38%, 03/15/42 (Call 09/15/41)	2,259	1,947,780
4.45%, 12/15/48 (Call 06/15/48)	4,401	3,797,873
4.50%, 04/15/33 (Call 01/15/33)	5,555	5,327,717
4.63%, 07/15/35	3,066	2,946,595
4.63%, 11/15/41 (Call 05/15/41)	3,331	3,006,201
4.75%, 07/15/45	7,835	7,157,169
4.75%, 05/15/52 (Call 11/15/51)	7,260	6,533,802
4.95%, 05/15/62 (Call 11/15/61)	4,650	4,233,012
5.05%, 04/15/53 (Call 10/15/52)	6,370	6,039,475
5.15%, 10/15/25	1,480	1,487,527
5.20%, 04/15/63 (Call 10/15/62)	5,265	5,032,741
5.25%, 02/15/28 (Call 01/15/28)	2,925	2,984,403
5.30%, 02/15/30 (Call 12/15/29)	4,211	4,299,297
5.35%, 02/15/33 (Call 11/15/32)	8,195	8,365,764
5.70%, 10/15/40 (Call 04/15/40)	1,839	1,881,906
5.80%, 03/15/36	2,670	2,803,630
5.88%, 02/15/53 (Call 08/15/52)	7,105	7,554,201
5.95%, 02/15/41 (Call 08/15/40)(b)	2,000	2,080,723
6.05%, 02/15/63 (Call 08/15/62)	3,315	3,583,862
6.50%, 06/15/37	2,763	3,079,289
6.63%, 11/15/37	3,438	3,869,016
6.88%, 02/15/38	4,816	5,600,356
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	3,570	3,205,013
2.65%, 10/15/30 (Call 07/15/30)	3,373	2,741,826
2.65%, 01/15/32 (Call 10/15/31)	2,350	1,850,907
UPMC
5.04%, 05/15/33 (Call 02/15/33)	95	93,265
5.38%, 05/15/43 (Call 11/15/42)	280	267,951
Series D-1, 3.60%, 04/03/25	1,005	977,523
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	885	575,088
Security	Par (000)	Value

Health Care - Services (continued)
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	$833	$511,049
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48
(Call 03/01/48)	2,208	1,819,609
Series 2021, 3.07%, 03/01/51
(Call 09/01/50)	1,260	741,285
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	2,316	1,299,344
		764,743,745
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,515	2,252,566
2.88%, 06/15/27 (Call 05/15/27)	1,344	1,198,717
2.88%, 06/15/28 (Call 04/15/28)	5,030	4,293,039
3.20%, 11/15/31 (Call 08/15/31)	3,030	2,397,196
3.25%, 07/15/25 (Call 06/15/25)	4,768	4,514,385
3.88%, 01/15/26 (Call 12/15/25)	3,396	3,217,772
4.25%, 03/01/25 (Call 01/01/25)	2,793	2,706,605
7.00%, 01/15/27	370	374,009
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,925	1,693,776
2.95%, 03/10/26 (Call 02/10/26)	1,960	1,773,499
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	805	720,954
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	3,095	2,724,983
2.70%, 01/15/25 (Call 01/15/24)	1,940	1,857,294
3.25%, 03/15/27 (Call 02/15/27)	6,625	5,887,954
4.00%, 01/15/29 (Call 11/15/28)(b)	2,735	2,400,724
4.70%, 03/24/25	3,329	3,246,138
7.05%, 09/29/25	3,710	3,746,859
7.30%, 11/27/28 (Call 10/27/28)(e)	1,075	1,072,247
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	1,539	1,331,734
2.75%, 09/16/26 (Call 08/16/26)	1,955	1,747,508
2.85%, 09/30/28 (Call 07/30/28)	2,860	2,393,425
3.63%, 01/15/26 (Call 12/15/25)	2,112	1,979,187
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,942	2,588,941
2.88%, 06/11/28 (Call 04/11/28)	3,550	3,027,351
3.40%, 07/15/26 (Call 06/15/26)	1,825	1,663,459
3.75%, 07/22/25 (Call 06/22/25)	2,936	2,781,988
4.00%, 03/30/25 (Call 02/28/25)	1,511	1,450,073
4.25%, 01/15/26 (Call 12/15/25)	2,505	2,366,921
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	1,855	1,656,268
4.70%, 02/08/27 (Call 02/08/24)	1,890	1,738,822
5.50%, 03/21/25	430	419,765
7.75%, 09/16/27 (Call 08/16/27)	490	489,685
Blue Owl Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)(b)	1,700	1,449,498
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,574	2,245,522
3.13%, 10/12/28 (Call 08/12/28)	3,240	2,730,962
3.25%, 07/15/27 (Call 06/15/27)	1,845	1,628,535
3.40%, 01/15/26 (Call 12/15/25)	1,625	1,512,758
4.13%, 02/01/25 (Call 01/01/25)(b)	1,268	1,229,347

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	$1,105	$1,033,804
3.75%, 02/10/25 (Call 01/10/25)(b)	1,616	1,570,830
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	2,938	2,537,644
2.50%, 08/24/26 (Call 07/24/26)	1,785	1,587,041
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	2,515	2,265,212
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	420	396,881
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	2,843	2,482,964
3.50%, 02/25/25 (Call 01/25/25)	956	914,835
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	2,685	2,327,671
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	2,320	2,031,727
3.44%, 10/15/28 (Call 08/15/28)(b)	1,815	1,467,168
3.71%, 01/22/26 (Call 12/22/25)	2,309	2,105,612
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	570	511,555
		103,743,410
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,040	3,607,567
1.40%, 10/15/27 (Call 08/15/27)(b)	1,399	1,219,512
2.60%, 10/15/25 (Call 09/15/25)	966	915,516
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	3,005	2,963,776
4.75%, 11/29/27 (Call 05/29/27)	4,113	4,027,969
5.00%, 06/15/27 (Call 12/15/26)	2,343	2,307,097
5.25%, 06/01/26 (Call 12/01/25)	2,421	2,404,196
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	2,012	1,554,841
3.85%, 01/15/30 (Call 07/15/29)	2,176	1,897,081
3.97%, 08/06/61 (Call 02/06/61)	1,490	881,353
6.00%, 01/15/43 (Call 10/15/42)	3,102	2,718,887
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	10	9,666
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,218	1,050,345
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	2,475	2,457,602
5.50%, 03/01/26 (Call 12/01/25)	1,785	1,787,438
6.00%, 02/15/35	1,833	1,828,665
6.38%, 05/15/33	1,786	1,850,715
7.88%, 06/15/32	469	529,585
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	2,660	2,393,206
4.35%, 02/15/28 (Call 11/15/27)	2,140	2,035,482
4.88%, 11/15/25 (Call 08/15/25)	2,957	2,912,862
4.88%, 03/15/27 (Call 12/15/26)	2,300	2,256,448
		43,609,809
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	3,186	3,114,540
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,327	3,075,487
3.50%, 11/15/51 (Call 05/15/51)(b)	2,440	1,601,742
4.40%, 03/15/29 (Call 12/15/28)	2,712	2,539,845
Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	$2,100	$1,687,336
3.70%, 05/01/25	1,986	1,934,795
4.50%, 06/01/46 (Call 12/01/45)(b)	2,068	1,625,201
4.60%, 05/15/50 (Call 11/15/49)(b)	2,200	1,718,527
4.70%, 05/14/32 (Call 02/14/32)(b)	1,979	1,837,224
4.75%, 02/26/29 (Call 11/26/28)(b)	4,256	4,140,045
5.50%, 03/01/33 (Call 12/01/32)	1,665	1,607,818
		24,882,560
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,220	1,743,559
2.65%, 04/30/30 (Call 01/30/30)	1,577	1,344,182
4.88%, 12/06/28 (Call 09/06/28)	4,206	4,161,559
5.75%, 03/15/33 (Call 12/15/32)	1,675	1,696,241
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,724	1,418,831
3.15%, 08/01/27 (Call 05/01/27)	4,106	3,852,072
3.95%, 08/01/47 (Call 02/01/47)	1,825	1,420,266
5.00%, 06/15/52 (Call 12/15/51)	2,190	2,035,574
5.60%, 11/15/32 (Call 08/15/32)	2,800	2,902,851
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	2,824	2,289,441
3.10%, 10/01/27 (Call 07/01/27)	2,523	2,340,277
3.90%, 05/15/28 (Call 02/15/28)	2,438	2,316,247
4.40%, 05/01/29 (Call 03/01/29)	2,275	2,197,362
4.60%, 05/01/32 (Call 02/01/32)	2,924	2,820,609
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,451	2,136,457
2.00%, 11/02/31 (Call 08/02/31)(b)	2,243	1,822,590
2.75%, 02/15/26	1,874	1,791,355
2.88%, 02/07/50 (Call 08/07/49)	2,099	1,383,547
3.05%, 08/15/25	1,343	1,297,759
3.10%, 03/26/30 (Call 12/26/29)	2,268	2,041,421
3.20%, 04/25/29 (Call 01/25/29)	1,635	1,509,365
3.20%, 07/30/46 (Call 01/30/46)	2,095	1,489,655
3.90%, 05/04/47 (Call 11/04/46)	3,197	2,519,215
3.95%, 11/01/28 (Call 08/01/28)	2,527	2,439,689
4.50%, 02/16/33 (Call 11/16/32)	2,415	2,334,408
5.30%, 03/01/41	1,720	1,686,635
6.63%, 08/01/37	4,253	4,824,717
		59,815,884
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30.	1,690	1,953,838
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	2,940	2,733,684
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	2,175	1,981,666
2.88%, 10/15/26 (Call 07/15/26)	1,937	1,818,991
3.60%, 04/01/30 (Call 01/01/30)	5,323	4,894,560
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,053,077
4.75%, 01/15/49 (Call 07/15/48)	3,008	2,640,303
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	1,320	904,064
3.63%, 05/15/30 (Call 02/15/30)	2,789	2,550,789
4.90%, 09/15/44 (Call 03/15/44)	2,085	1,877,214
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)	2,445	2,360,872
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	2,695	2,457,401

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.45%, 12/15/30 (Call 09/15/30)	$1,604	$1,236,794
3.28%, 12/15/26 (Call 09/15/26)	2,942	2,789,117
3.85%, 08/10/49 (Call 02/10/49)	2,788	2,068,148
4.20%, 12/15/46 (Call 06/15/46)	3,112	2,459,777
4.50%, 06/15/43	1,928	1,603,015
5.25%, 03/30/33 (Call 12/30/32)	1,680	1,655,672
5.35%, 06/01/33(b)	1,474	1,455,651
5.55%, 05/09/35	2,361	2,349,465
5.95%, 04/01/36	943	960,678
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)	2,381	2,191,946
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	2,366	2,232,917
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	965	759,673
5.25%, 04/02/30 (Call 01/02/30)	442	430,026
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	1,665	1,479,354
3.88%, 01/15/35 (Call 07/15/34)	440	378,092
4.20%, 04/01/28 (Call 01/01/28)	1,870	1,783,363
4.38%, 06/30/50 (Call 12/30/49)(b)	4,459	3,594,458
4.50%, 07/16/44 (Call 01/16/44)	1,660	1,387,856
4.75%, 04/01/48 (Call 10/01/47)	4,683	4,064,066
4.80%, 07/10/45 (Call 01/10/45)	3,575	3,088,669
5.13%, 03/27/33 (Call 12/27/32)	3,075	2,993,318
6.25%, 05/01/36	563	574,559
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	3,188	2,989,201
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	2,841	2,449,089
3.75%, 05/02/29 (Call 02/02/29)	2,597	2,424,827
4.50%, 12/15/28 (Call 09/15/28)	2,101	2,031,968
6.25%, 09/30/40	1,424	1,466,696
8.21%, 01/01/27	261	276,505
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	3,750	2,949,900
2.60%, 12/02/31 (Call 09/02/31)	1,460	1,192,639
2.85%, 05/28/27 (Call 04/28/27)	2,065	1,913,849
2.90%, 08/23/51 (Call 02/23/51)	2,690	1,652,292
3.88%, 12/15/25 (Call 09/15/25)	1,931	1,877,123
3.90%, 02/28/52 (Call 08/28/51)	3,475	2,607,729
4.60%, 06/14/44 (Call 03/14/44)	2,602	2,196,014
4.75%, 05/15/45 (Call 11/15/44)	2,234	1,930,228
5.00%, 09/12/32 (Call 06/12/32)	1,615	1,563,303
5.35%, 02/28/33 (Call 11/28/32)	1,735	1,722,027
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	3,417	3,275,982
5.03%, 12/15/46 (Call 06/15/46)	1,704	1,480,519
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,422	3,127,898
7.35%, 05/01/34	1,935	2,152,786
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,485	2,208,773
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	1,980	1,577,569
3.05%, 03/09/52 (Call 09/09/51)	1,840	1,106,514
3.50%, 05/20/51 (Call 11/20/50)	2,497	1,715,216
5.50%, 03/02/33 (Call 12/02/32)	1,825	1,794,504
5.75%, 03/02/53 (Call 09/02/52)	1,198	1,160,517
6.50%, 02/15/34 (Call 11/15/33)	925	976,778
6.75%, 02/15/54 (Call 08/15/53)	685	743,922
Security	Par (000)	Value

Insurance (continued)
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	$1,535	$1,184,293
3.70%, 02/22/30 (Call 11/22/29)	2,327	2,027,979
4.90%, 03/27/28 (Call 12/27/27)	1,940	1,882,783
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,681	2,260,262
3.60%, 09/15/51 (Call 03/15/51)	700	448,127
6.13%, 09/15/28 (Call 08/15/28)	90	92,341
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(b)	1,910	1,195,550
3.50%, 01/15/31 (Call 10/15/30)	2,150	1,823,334
3.95%, 05/25/51 (Call 11/25/50)	2,785	1,941,445
4.13%, 01/12/28 (Call 10/12/27)	4,335	4,053,707
6.15%, 04/03/30 (Call 01/03/30)	1,447	1,467,944
6.65%, 02/01/33 (Call 11/01/32)	2,415	2,501,236
AXA SA, 8.60%, 12/15/30.	95	112,113
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,694	1,549,719
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	1,501	1,224,762
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	2,804	2,642,180
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	4,031	3,271,277
1.85%, 03/12/30 (Call 12/12/29)	2,863	2,420,870
2.30%, 03/15/27 (Call 02/15/27)	4,770	4,447,479
2.50%, 01/15/51 (Call 07/15/50)	3,755	2,291,054
2.85%, 10/15/50 (Call 04/15/50)	6,264	4,092,837
2.88%, 03/15/32 (Call 12/15/31)	3,534	3,058,868
3.85%, 03/15/52 (Call 09/15/51)	4,640	3,629,030
4.20%, 08/15/48 (Call 02/15/48)	8,967	7,670,343
4.25%, 01/15/49 (Call 07/15/48)	6,474	5,586,761
4.30%, 05/15/43	3,472	3,108,364
4.40%, 05/15/42	4,273	3,908,959
5.75%, 01/15/40	4,953	5,328,049
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	11,996	11,589,452
4.50%, 02/11/43(b)	4,950	4,636,849
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	145	134,096
3.85%, 12/22/51 (Call 06/22/51)	1,290	788,055
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,598,661
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,740,070
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,928	3,124,260
4.20%, 03/17/32 (Call 12/17/31)	1,455	1,290,336
4.50%, 03/15/29 (Call 12/15/28)	2,025	1,912,003
4.95%, 03/17/52 (Call 09/17/51)	2,845	2,365,331
Chubb Corp. (The)
6.00%, 05/11/37	3,984	4,189,968
Series 1, 6.50%, 05/15/38	505	556,371
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,690	1,333,267
2.85%, 12/15/51 (Call 06/15/51)	1,240	823,031
3.05%, 12/15/61 (Call 06/15/61)	3,440	2,232,697
3.15%, 03/15/25	4,740	4,607,331
3.35%, 05/03/26 (Call 02/03/26)	2,262	2,181,249
4.15%, 03/13/43	3,450	2,903,702
4.35%, 11/03/45 (Call 05/03/45)	5,775	5,016,023
6.70%, 05/15/36	435	483,179

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Cincinnati Financial Corp.
6.13%, 11/01/34	$1,849	$1,860,696
6.92%, 05/15/28	949	1,003,517
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	1,060	852,957
3.45%, 08/15/27 (Call 05/10/27)	2,302	2,158,360
3.90%, 05/01/29 (Call 02/01/29)	2,346	2,180,298
4.50%, 03/01/26 (Call 12/01/25)	2,654	2,596,502
5.50%, 06/15/33 (Call 03/15/33)	755	745,060
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	2,201	2,171,179
5.25%, 05/30/29 (Call 02/28/29)	2,395	2,295,985
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	3,650	3,536,652
3.65%, 04/05/27 (Call 03/05/27)(b)	4,071	3,831,162
3.85%, 04/05/29 (Call 02/05/29)	2,555	2,340,977
3.90%, 04/05/32 (Call 01/05/32)	4,020	3,525,368
4.35%, 04/05/42 (Call 10/05/41)	1,930	1,549,428
4.40%, 04/05/52 (Call 10/05/51)	2,095	1,633,033
6.05%, 09/15/33 (Call 06/15/33)(e)	2,730	2,762,581
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(a)	1,275	1,225,397
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)	925	760,360
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(a)	50	46,542
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	1,436	1,135,696
4.95%, 06/01/29 (Call 03/01/29)	2,641	2,503,228
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,338	5,071,994
5.00%, 04/20/48 (Call 10/20/47)	5,282	4,621,925
5.59%, 01/11/33 (Call 10/11/32)	3,545	3,485,158
7.00%, 04/01/28	1,029	1,082,477
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	3,268	2,057,489
3.50%, 10/15/50 (Call 04/15/50)	3,729	2,519,791
4.87%, 06/01/44	1,741	1,489,121
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	2,226	2,252,565
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,837	1,556,381
4.63%, 04/29/30 (Call 01/29/30)	1,867	1,737,409
4.85%, 04/17/28 (Call 01/17/28)	2,919	2,838,713
5.63%, 08/16/32 (Call 05/16/32)	1,260	1,223,528
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,114	2,469,068
3.20%, 09/17/51 (Call 03/17/51)	2,615	1,514,491
3.40%, 06/15/30 (Call 03/15/30)	2,925	2,529,175
4.50%, 08/15/28 (Call 05/15/28)	2,522	2,384,516
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,387	1,811,228
4.00%, 05/15/30 (Call 02/15/30)	1,125	978,745
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,257	2,615,468
4.55%, 09/15/28 (Call 06/15/28)	3,265	3,138,132
4.80%, 06/15/32 (Call 03/15/32)	460	431,401
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,240	1,753,719
4.50%, 04/15/26 (Call 01/15/26)	2,442	2,373,464
Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	$3,140	$2,766,180
2.90%, 09/15/51 (Call 03/15/51)	2,230	1,376,486
3.60%, 08/19/49 (Call 02/19/49)	2,916	2,071,422
4.30%, 04/15/43	1,864	1,489,764
4.40%, 03/15/48 (Call 09/15/47)	1,913	1,560,063
5.95%, 10/15/36	1,225	1,247,707
6.10%, 10/01/41	2,269	2,288,973
Horace Mann Educators Corp., 7.25%, 09/15/28 (Call 08/15/28)	40	41,635
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	3,195	2,541,484
4.00%, 11/23/51 (Call 05/23/51)	1,410	896,495
5.17%, 06/08/27 (Call 05/08/27)(b)	2,290	2,226,343
5.67%, 06/08/32 (Call 03/08/32)(b)	910	884,561
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,120	1,575,219
3.80%, 02/23/32 (Call 11/23/31)	1,440	1,130,817
4.35%, 02/15/25 (Call 11/15/24)	990	961,998
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(b)	2,036	1,704,908
3.35%, 03/09/25(b)	1,478	1,431,509
3.40%, 01/15/31 (Call 10/15/30)(b)	2,314	1,931,624
3.40%, 03/01/32 (Call 12/01/31)	384	310,163
3.63%, 12/12/26 (Call 09/15/26)(b)	1,763	1,662,366
3.80%, 03/01/28 (Call 12/01/27)(b)	2,249	2,096,387
4.35%, 03/01/48 (Call 09/01/47)	1,838	1,329,751
4.38%, 06/15/50 (Call 12/15/49)(b)	1,287	926,791
6.30%, 10/09/37	1,160	1,162,962
7.00%, 06/15/40	1,963	2,040,166
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	2,920	2,587,913
3.75%, 04/01/26 (Call 01/01/26)	4,312	4,169,666
4.13%, 05/15/43 (Call 11/15/42)	3,427	2,796,669
6.00%, 02/01/35	347	359,230
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,970	2,703,684
3.70%, 03/16/32 (Call 12/16/31)	2,590	2,335,503
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	4,203	3,841,731
4.15%, 03/04/26	4,731	4,627,354
5.38%, 03/04/46	1,528	1,466,318
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	1,300	1,164,907
3.45%, 05/07/52 (Call 11/07/51)	2,620	1,732,170
3.50%, 11/01/27 (Call 08/01/27)	2,107	1,968,329
4.15%, 09/17/50 (Call 03/17/50)	2,396	1,785,876
4.30%, 11/01/47 (Call 05/01/47)	1,991	1,524,347
5.00%, 04/05/46	2,140	1,819,075
5.00%, 05/20/49 (Call 11/20/48)	1,845	1,576,499
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,510	2,921,689
2.38%, 12/15/31 (Call 09/15/31)	355	289,458
2.90%, 12/15/51 (Call 06/15/51)	755	471,712
3.50%, 03/10/25 (Call 12/10/24)	4,419	4,316,430
3.75%, 03/14/26 (Call 12/14/25)	4,369	4,246,243
4.20%, 03/01/48 (Call 09/01/47)	3,075	2,497,948
4.35%, 01/30/47 (Call 07/30/46)	3,067	2,572,126
4.38%, 03/15/29 (Call 12/15/28)	6,367	6,198,472
4.75%, 03/15/39 (Call 09/15/38)	2,153	1,984,039
4.90%, 03/15/49 (Call 09/15/48)	5,336	4,847,464

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.45%, 03/15/53 (Call 09/15/52)	$1,070	$1,044,724
5.70%, 09/15/53 (Call 03/15/53)	4,805	4,896,941
5.75%, 11/01/32 (Call 08/01/32)	865	900,599
5.88%, 08/01/33	1,295	1,356,038
6.25%, 11/01/52 (Call 05/01/52)	795	860,726
Marsh & McLennan Cos. Inc., 5.40%, 09/15/33 (Call 06/15/33)(b)	2,175	2,213,828
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,520	2,368,308
MetLife Inc.
3.00%, 03/01/25	3,873	3,764,379
3.60%, 11/13/25 (Call 08/13/25)	2,983	2,900,487
4.05%, 03/01/45	4,707	3,806,708
4.13%, 08/13/42	3,948	3,243,795
4.55%, 03/23/30 (Call 12/23/29)	5,272	5,149,609
4.60%, 05/13/46 (Call 11/13/45)	2,389	2,088,465
4.72%, 12/15/44	3,556	3,094,909
4.88%, 11/13/43	3,275	2,971,027
5.00%, 07/15/52 (Call 01/15/52)	2,220	2,026,814
5.25%, 01/15/54 (Call 07/15/53)	3,500	3,303,711
5.38%, 07/15/33 (Call 04/15/33)	2,705	2,695,404
5.70%, 06/15/35	5,878	6,012,547
5.88%, 02/06/41	3,447	3,529,124
6.38%, 06/15/34	1,796	1,932,688
6.40%, 12/15/66 (Call 12/15/31)	4,274	4,211,811
6.50%, 12/15/32(b)	2,175	2,366,927
10.75%, 08/01/69 (Call 08/01/34)	2,202	2,873,935
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	250,058
Nationwide Financial Services Inc., 6.75%, 05/15/87	454	418,559
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	2,164	1,479,285
3.88%, 08/26/26 (Call 07/26/26)	3,241	3,098,531
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(b)	2,776	2,545,078
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)	217	181,079
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,498	1,211,438
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	3,119	2,552,521
3.10%, 11/15/26 (Call 08/15/26)	3,075	2,888,026
3.40%, 05/15/25 (Call 02/15/25)	2,869	2,776,836
3.70%, 05/15/29 (Call 02/15/29)	1,580	1,453,458
4.30%, 11/15/46 (Call 05/15/46)	1,614	1,262,423
4.35%, 05/15/43(b)	1,873	1,528,184
4.63%, 09/15/42	876	737,195
5.38%, 03/15/33 (Call 12/15/32)	905	891,009
5.50%, 03/15/53 (Call 09/15/52)	1,565	1,446,464
6.05%, 10/15/36	1,980	2,035,211
Progressive Corp. (The)
2.45%, 01/15/27	2,401	2,223,521
2.50%, 03/15/27 (Call 02/15/27)	3,145	2,916,293
3.00%, 03/15/32 (Call 12/15/31)	1,360	1,169,765
3.20%, 03/26/30 (Call 12/26/29)	3,871	3,443,911
3.70%, 01/26/45	717	541,661
3.70%, 03/15/52 (Call 09/15/51)	1,490	1,110,406
3.95%, 03/26/50 (Call 09/26/49)	2,144	1,673,382
4.00%, 03/01/29 (Call 12/01/28)	1,982	1,902,215
4.13%, 04/15/47 (Call 10/15/46)	5,866	4,792,961
4.20%, 03/15/48 (Call 09/15/47)	1,925	1,584,906
Security	Par (000)	Value

Insurance (continued)
4.35%, 04/25/44	$928	$769,896
4.95%, 06/15/33 (Call 03/15/33)(b)	1,520	1,493,755
6.25%, 12/01/32	1,756	1,872,656
6.63%, 03/01/29	1,011	1,085,126
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	2,696	2,480,415
2.10%, 03/10/30 (Call 12/10/29)(b)	3,735	3,145,388
3.00%, 03/10/40 (Call 09/10/39)	2,247	1,638,550
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	905	746,802
3.70%, 03/13/51 (Call 09/13/50)	6,184	4,541,222
3.88%, 03/27/28 (Call 12/27/27)	2,462	2,353,084
3.91%, 12/07/47 (Call 06/07/47)	3,456	2,635,038
3.94%, 12/07/49 (Call 06/07/49)	4,286	3,248,469
4.35%, 02/25/50 (Call 08/25/49)	3,947	3,206,306
4.42%, 03/27/48 (Call 09/27/47)	2,183	1,791,974
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)	2,940	2,647,171
4.60%, 05/15/44	3,176	2,734,745
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	1,100	976,490
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	4,102	3,964,968
5.70%, 12/14/36	3,944	4,083,129
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	3,898	3,625,374
5.75%, 07/15/33	667	695,969
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	626	592,393
6.63%, 12/01/37	1,281	1,405,191
6.63%, 06/21/40	1,630	1,750,515
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)	515	512,118
Prudential Funding Asia PLC
3.13%, 04/14/30	2,826	2,456,981
3.63%, 03/24/32 (Call 12/24/31)	2,545	2,204,462
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,611	2,249,895
3.90%, 05/15/29 (Call 02/15/29)	3,153	2,893,865
3.95%, 09/15/26 (Call 06/15/26)	2,816	2,704,863
6.00%, 09/15/33 (Call 06/15/33)	1,326	1,340,281
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	2,383	2,223,704
3.70%, 04/01/25 (Call 01/01/25)	445	432,035
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	2,435	2,206,582
5.75%, 06/05/33 (Call 03/05/33)	3,235	3,169,425
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(b)	330	296,053
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	3,290	2,452,234
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,983	2,406,356
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(b)	2,456	1,490,356
3.05%, 06/08/51 (Call 12/08/50)	3,484	2,328,275
3.75%, 05/15/46 (Call 11/15/45)	1,925	1,473,718
4.00%, 05/30/47 (Call 11/30/46)	3,234	2,598,896
4.05%, 03/07/48 (Call 09/07/47)	2,120	1,712,761
4.10%, 03/04/49 (Call 09/04/48)	2,396	1,933,971
4.30%, 08/25/45 (Call 02/25/45)	2,706	2,255,244
4.60%, 08/01/43	1,190	1,060,628

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.35%, 11/01/40	$2,662	$2,631,531
6.25%, 06/15/37	3,448	3,727,256
6.75%, 06/20/36	1,602	1,794,778
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)	1,410	1,403,599
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,183	2,395,729
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	2,283	2,222,533
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	2,031	1,870,873
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,382,968
4.50%, 12/15/49 (Call 06/15/49)	745	541,510
5.75%, 08/15/42	2,380	2,145,139
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,185	682,894
3.55%, 03/30/52 (Call 09/30/51)	963	640,116
4.00%, 05/12/50 (Call 11/12/49)	2,526	1,854,035
4.75%, 08/01/44	2,253	1,891,481
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,914	2,549,973
3.88%, 09/15/49 (Call 03/15/49)	2,610	1,899,189
4.50%, 09/15/28 (Call 06/15/28)	2,723	2,609,760
4.65%, 06/15/27 (Call 05/15/27)	3,703	3,606,086
5.05%, 09/15/48 (Call 03/15/48)	1,925	1,648,909
5.35%, 05/15/33 (Call 02/15/33)	1,375	1,343,479
XLIT Ltd., 5.25%, 12/15/43.	1,845	1,677,163
		703,300,810
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	3,540	2,839,821
2.70%, 02/09/41 (Call 08/09/40)	2,275	1,450,904
3.15%, 02/09/51 (Call 08/09/50)	7,285	4,401,298
3.25%, 02/09/61 (Call 08/09/60)	3,858	2,223,874
3.40%, 12/06/27 (Call 09/06/27)	11,349	10,572,580
4.00%, 12/06/37 (Call 06/06/37)	4,290	3,509,721
4.20%, 12/06/47 (Call 06/06/47)	7,660	5,772,756
4.40%, 12/06/57 (Call 06/06/57)	3,905	2,912,399
4.50%, 11/28/34 (Call 05/28/34)	3,767	3,386,574
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	3,743	3,479,460
0.80%, 08/15/27 (Call 06/15/27)	5,245	4,597,894
1.10%, 08/15/30 (Call 05/15/30)	8,134	6,541,221
1.90%, 08/15/40 (Call 02/15/40)	5,643	3,720,455
2.00%, 08/15/26 (Call 05/15/26)	8,821	8,230,093
2.05%, 08/15/50 (Call 02/15/50)	9,923	5,798,462
2.25%, 08/15/60 (Call 02/15/60)(b)	4,740	2,762,142
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	2,960	2,784,500
1.00%, 05/12/26 (Call 04/12/26)	10,630	9,702,464
1.20%, 06/03/27 (Call 04/03/27)	2,328	2,065,946
1.50%, 06/03/30 (Call 03/03/30)	8,605	7,067,315
1.65%, 05/12/28 (Call 03/12/28)	10,835	9,575,678
2.10%, 05/12/31 (Call 02/12/31)	10,865	9,062,645
2.50%, 06/03/50 (Call 12/03/49)	8,076	5,049,804
2.70%, 06/03/60 (Call 12/03/59)	7,725	4,711,720
2.88%, 05/12/41 (Call 11/12/40)	8,829	6,546,874
3.00%, 04/13/25	830	808,569
3.10%, 05/12/51 (Call 11/12/50)	11,750	8,236,930
3.15%, 08/22/27 (Call 05/22/27)	14,658	13,891,251
3.25%, 05/12/61 (Call 11/12/60)	6,720	4,614,475
Security	Par (000)	Value

Internet (continued)
3.30%, 04/13/27 (Call 03/13/27)	$6,390	$6,119,399
3.45%, 04/13/29 (Call 02/13/29)	4,505	4,259,825
3.60%, 04/13/32 (Call 01/13/32)	7,280	6,697,416
3.80%, 12/05/24 (Call 09/05/24)	6,595	6,503,124
3.88%, 08/22/37 (Call 02/22/37)	11,872	10,587,270
3.95%, 04/13/52 (Call 10/13/51)	9,670	7,914,612
4.05%, 08/22/47 (Call 02/22/47)	12,553	10,667,882
4.10%, 04/13/62 (Call 10/13/61)	4,773	3,900,500
4.25%, 08/22/57 (Call 02/22/57)	7,771	6,655,679
4.55%, 12/01/27 (Call 11/01/27)	2,365	2,362,872
4.60%, 12/01/25	4,955	4,929,372
4.65%, 12/01/29 (Call 10/01/29)	4,390	4,401,712
4.70%, 12/01/32 (Call 09/01/32)	6,715	6,686,157
4.80%, 12/05/34 (Call 06/05/34)	5,407	5,447,626
4.95%, 12/05/44 (Call 06/05/44)	5,428	5,329,186
5.20%, 12/03/25 (Call 09/03/25)	4,205	4,226,152
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,357,804
1.72%, 04/09/26 (Call 03/09/26)	520	477,350
2.38%, 08/23/31 (Call 05/23/31)	760	606,481
3.08%, 04/07/25 (Call 03/07/25)(b)	545	527,222
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,259,153
3.63%, 07/06/27	1,964	1,854,919
4.13%, 06/30/25	2,421	2,366,570
4.38%, 03/29/28 (Call 12/29/27)(b)	2,260	2,178,821
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,926,568
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,814	3,625,134
3.60%, 06/01/26 (Call 03/01/26)	4,706	4,548,269
3.65%, 03/15/25 (Call 12/15/24)	3,126	3,061,496
4.63%, 04/13/30 (Call 01/13/30)	7,054	6,885,903
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	4,720	4,304,655
1.90%, 03/11/25 (Call 02/11/25)	4,092	3,906,052
2.60%, 05/10/31 (Call 02/10/31)(b)	3,080	2,572,323
2.70%, 03/11/30 (Call 12/11/29)	4,181	3,588,165
3.60%, 06/05/27 (Call 03/05/27)	4,605	4,391,748
3.65%, 05/10/51 (Call 11/10/50)	3,415	2,404,573
4.00%, 07/15/42 (Call 01/15/42)	4,726	3,685,536
5.90%, 11/22/25 (Call 10/22/25)	430	433,997
5.95%, 11/22/27 (Call 10/22/27)	1,465	1,508,829
6.30%, 11/22/32 (Call 08/22/32)	2,665	2,817,314
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	2,648	2,238,472
3.25%, 02/15/30 (Call 11/15/29)	5,174	4,569,531
3.80%, 02/15/28 (Call 11/15/27)	2,274	2,135,887
4.63%, 08/01/27 (Call 05/01/27)	1,311	1,278,696
5.00%, 02/15/26 (Call 11/15/25)	4,102	4,078,549
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	2,265	1,997,644
3.88%, 04/29/26	885	854,126
4.13%, 01/14/50 (Call 07/14/49)	1,900	1,379,799
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	12,500	11,973,478
3.85%, 08/15/32 (Call 05/15/32)	12,000	11,007,080
4.45%, 08/15/52 (Call 02/15/52)	9,945	8,468,397
4.60%, 05/15/28 (Call 04/15/28)	4,055	4,032,212
4.65%, 08/15/62 (Call 02/15/62)	5,790	4,982,452
4.80%, 05/15/30 (Call 03/15/30)	3,385	3,391,255
4.95%, 05/15/33 (Call 02/15/33)	3,985	3,962,931
5.60%, 05/15/53 (Call 11/15/52)	8,210	8,351,256

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.75%, 05/15/63 (Call 11/15/62)	$3,965	$4,035,311
Netflix Inc.
4.38%, 11/15/26	650	640,396
4.88%, 04/15/28	1,875	1,858,342
5.88%, 02/15/25	525	527,500
5.88%, 11/15/28	2,030	2,096,392
6.38%, 05/15/29	220	234,308
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,714	1,594,364
2.00%, 09/03/30 (Call 06/03/30)	3,336	2,618,818
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	3,880	3,183,798
4.75%, 07/15/27 (Call 07/15/24)	3,495	3,391,094
5.25%, 04/01/25 (Call 01/01/25)	2,475	2,459,125
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(b)	3,954	3,288,567
		413,925,271
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	3,077	2,895,929
4.55%, 03/11/26	3,270	3,195,898
6.55%, 11/29/27 (Call 10/29/27)	4,300	4,442,354
6.75%, 03/01/41	2,215	2,212,660
6.80%, 11/29/32 (Call 08/29/32)	3,165	3,260,264
7.00%, 10/15/39	2,395	2,473,189
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,627	3,445,478
2.70%, 06/01/30 (Call 03/01/30)	3,074	2,689,592
2.98%, 12/15/55 (Call 06/15/55)	5,652	3,428,222
3.13%, 04/01/32 (Call 01/01/32)	465	398,480
3.85%, 04/01/52 (Call 10/01/51)	2,640	1,997,516
3.95%, 05/23/25	3,165	3,102,150
3.95%, 05/01/28 (Call 02/01/28)	1,433	1,371,265
4.30%, 05/23/27 (Call 04/23/27)	3,875	3,776,882
4.40%, 05/01/48 (Call 11/01/47)	364	304,645
5.20%, 08/01/43 (Call 02/01/43)	1,080	1,020,750
6.40%, 12/01/37	618	663,501
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	3,133	2,909,789
2.15%, 08/15/30 (Call 05/15/30)	475	385,599
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,030	897,836
2.40%, 06/15/25 (Call 05/15/25)	3,515	3,342,062
2.80%, 12/15/24 (Call 11/15/24)	3,033	2,939,253
3.25%, 01/15/31 (Call 10/15/30)	2,421	2,103,941
3.25%, 10/15/50 (Call 04/15/50)	2,179	1,388,133
3.45%, 04/15/30 (Call 01/15/30)	2,224	1,975,582
5.00%, 12/15/26 (Call 12/15/23)	3,298	3,286,735
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,764	4,211,195
6.13%, 06/12/33 (Call 03/12/33)	1,240	1,229,549
6.25%, 08/10/26	660	670,721
6.88%, 11/21/36	6,067	6,295,530
6.88%, 11/10/39	3,620	3,747,207
8.25%, 01/17/34	580	662,202
Vale SA, 5.63%, 09/11/42(b)	1,176	1,096,088
		77,820,197
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	1,854	1,414,219
Security	Par (000)	Value

Leisure Time (continued)
4.40%, 09/15/32 (Call 06/15/32)(b)	$2,485	$2,140,691
5.10%, 04/01/52 (Call 10/01/51)	1,565	1,137,433
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(b)	2,585	2,483,127
4.63%, 07/28/45 (Call 01/28/45)(b)	1,524	1,145,833
		8,321,303
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	2,506	2,138,922
3.70%, 01/15/31 (Call 10/15/30)	1,890	1,566,104
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,290	2,177,170
4.85%, 03/15/26 (Call 12/15/25)	3,098	3,045,687
5.38%, 04/23/25 (Call 03/23/25)	2,503	2,490,166
5.75%, 01/30/27 (Call 12/30/26)	1,495	1,513,701
5.75%, 04/23/30 (Call 01/23/30)	2,252	2,263,920
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,406	1,373,269
3.75%, 10/01/25 (Call 07/01/25)	1,605	1,552,472
4.90%, 04/15/29 (Call 03/15/29)	550	538,026
5.00%, 10/15/27 (Call 09/15/27)	3,170	3,153,311
5.45%, 09/15/26 (Call 08/15/26)	535	538,349
5.55%, 10/15/28 (Call 09/15/28)	1,965	1,979,783
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	2,349	2,278,930
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,836	3,841,624
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,317	5,065,757
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,409	2,047,290
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	656	547,135
Series II, 2.75%, 10/15/33 (Call 07/15/33)	3,805	2,991,439
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,108	3,885,552
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,744	1,644,820
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	2,260	1,984,197
3.10%, 03/08/29 (Call 01/08/29)	2,260	1,888,263
3.50%, 08/08/31 (Call 05/08/31)	2,625	2,096,233
4.30%, 01/08/26 (Call 12/08/25)	485	459,428
4.88%, 06/18/30 (Call 03/18/30)	2,075	1,823,163
5.38%, 08/08/25 (Call 06/08/25)	275	268,685
5.65%, 08/08/28 (Call 05/08/28)	2,690	2,575,040
		57,728,436
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	800	772,040
4.38%, 05/08/42	260	226,774
Caterpillar Financial Services Corp.
0.80%, 11/13/25	1,004	926,687
0.90%, 03/02/26	1,175	1,074,822
1.10%, 09/14/27	2,056	1,798,113
1.15%, 09/14/26	3,190	2,885,168
1.45%, 05/15/25	1,200	1,138,203
1.70%, 01/08/27	3,545	3,225,131
2.40%, 08/09/26	2,414	2,264,526
3.25%, 12/01/24	2,870	2,811,772
3.40%, 05/13/25	330	322,145
3.60%, 08/12/27	3,635	3,494,508
3.65%, 08/12/25	3,230	3,154,480
4.35%, 05/15/26	4,340	4,283,944
4.80%, 01/06/26	695	693,845
4.90%, 01/17/25	3,845	3,836,563
5.15%, 08/11/25	5,198	5,202,239

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.40%, 03/10/25	$395	$396,653
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	985	815,797
2.60%, 09/19/29 (Call 06/19/29)	2,898	2,585,490
2.60%, 04/09/30 (Call 01/09/30)	3,975	3,497,865
3.25%, 09/19/49 (Call 03/19/49)	4,829	3,512,676
3.25%, 04/09/50 (Call 10/09/49)	5,077	3,716,947
3.80%, 08/15/42	6,843	5,624,094
4.30%, 05/15/44 (Call 11/15/43)(b)	2,122	1,884,635
4.75%, 05/15/64 (Call 11/15/63)	2,203	1,960,838
5.20%, 05/27/41	1,791	1,789,859
5.30%, 09/15/35(b)	605	621,417
6.05%, 08/15/36	1,568	1,690,042
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,900	1,721,667
1.88%, 01/15/26 (Call 12/15/25)	1,800	1,670,145
3.95%, 05/23/25	2,115	2,063,399
4.55%, 04/10/28 (Call 03/10/28)	2,945	2,838,286
5.45%, 10/14/25	1,680	1,675,961
5.50%, 01/12/29 (Call 12/12/28)	1,850	1,847,470
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	3,220	3,043,373
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,105	3,006,506
2.88%, 09/07/49 (Call 03/07/49)	2,545	1,744,058
3.10%, 04/15/30 (Call 01/15/30)	3,566	3,206,111
3.75%, 04/15/50 (Call 10/15/49)(b)	3,736	3,038,851
3.90%, 06/09/42 (Call 12/09/41)	4,549	3,858,417
5.38%, 10/16/29	1,720	1,772,160
7.13%, 03/03/31(b)	775	878,172
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,110	1,859,698
3.15%, 11/15/25 (Call 08/15/25)	2,556	2,453,340
5.38%, 10/15/35	182	181,021
5.38%, 03/01/41 (Call 12/01/40)	1,950	1,857,946
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,270	1,785,526
3.50%, 10/01/30 (Call 07/01/30)	2,308	1,959,700
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,310	1,893,630
3.00%, 05/01/30 (Call 02/01/30)	1,769	1,527,457
John Deere Capital Corp.
0.70%, 01/15/26	3,690	3,383,079
1.05%, 06/17/26	2,170	1,970,437
1.25%, 01/10/25	2,035	1,950,147
1.30%, 10/13/26	2,200	1,993,584
1.45%, 01/15/31	3,390	2,676,878
1.50%, 03/06/28	2,157	1,879,887
1.70%, 01/11/27	2,470	2,244,298
1.75%, 03/09/27	2,386	2,159,258
2.00%, 06/17/31	3,104	2,521,154
2.05%, 01/09/25	3,275	3,167,894
2.13%, 03/07/25	685	659,411
2.25%, 09/14/26	2,276	2,124,379
2.35%, 03/08/27(b)	1,198	1,107,955
2.45%, 01/09/30	2,956	2,565,650
2.65%, 06/10/26	1,379	1,305,045
2.80%, 09/08/27	2,622	2,435,388
2.80%, 07/18/29	2,841	2,543,536
3.05%, 01/06/28	1,160	1,082,332
3.35%, 04/18/29	2,450	2,288,079
Security	Par (000)	Value

Machinery (continued)
3.40%, 06/06/25	$2,600	$2,536,610
3.40%, 09/11/25	905	880,225
3.45%, 03/13/25	4,298	4,211,509
3.45%, 03/07/29	4,439	4,144,963
3.90%, 06/07/32	570	526,077
4.05%, 09/08/25	2,325	2,288,221
4.15%, 09/15/27	3,195	3,124,751
4.35%, 09/15/32	2,770	2,639,570
4.70%, 06/10/30	2,150	2,124,315
4.75%, 06/08/26	2,330	2,323,280
4.75%, 01/20/28	1,265	1,259,665
4.80%, 01/09/26	1,565	1,561,964
4.85%, 10/11/29	1,900	1,908,575
4.90%, 03/03/28	160	160,275
4.95%, 06/06/25	2,135	2,132,460
4.95%, 07/14/28	1,565	1,568,567
5.05%, 03/03/26	315	316,662
5.15%, 03/03/25	305	305,669
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,603	1,253,046
4.55%, 04/15/28 (Call 01/15/28)	2,704	2,576,320
5.65%, 05/15/33 (Call 02/15/33)	1,495	1,439,969
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,071	944,497
4.60%, 05/15/28 (Call 02/15/28)	2,088	2,022,476
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	5,349	5,114,927
2.29%, 04/05/27 (Call 02/05/27)	1,948	1,785,713
2.57%, 02/15/30 (Call 11/15/29)	6,696	5,730,374
3.11%, 02/15/40 (Call 08/15/39)	4,163	3,109,676
3.36%, 02/15/50 (Call 08/15/49)	2,481	1,778,450
5.25%, 08/16/28 (Call 07/16/28)	1,505	1,512,475
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,855	1,473,542
2.80%, 08/15/61 (Call 02/15/61)	2,213	1,307,391
2.88%, 03/01/25 (Call 12/01/24)	1,417	1,376,703
3.50%, 03/01/29 (Call 12/01/28)	2,038	1,910,883
4.20%, 03/01/49 (Call 09/01/48)	2,903	2,426,387
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	3,024	2,901,877
3.45%, 11/15/26 (Call 08/15/26)	4,273	4,034,184
4.70%, 09/15/28 (Call 06/15/28)	5,505	5,316,390
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	3,257	2,865,316
2.25%, 01/30/31 (Call 10/30/30)	2,913	2,380,762
3.25%, 11/01/26 (Call 08/01/26)	3,083	2,921,263
4.38%, 11/01/46 (Call 05/01/46)	1,185	928,510
		243,273,047
Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	555	557,140
5.70%, 08/14/33 (Call 05/14/33)	290	293,522
John Deere Capital Corp.
5.15%, 09/08/26	805	810,902
5.15%, 09/08/33	825	832,388
5.30%, 09/08/25	1,635	1,643,356
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	700	715,352
5.80%, 09/15/33 (Call 06/15/33)	1,155	1,175,747
		6,028,407

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	$3,153	$3,021,610
2.25%, 09/19/26 (Call 06/19/26)(b)	3,270	3,018,604
2.38%, 08/26/29 (Call 05/26/29)(b)	4,570	3,906,880
2.65%, 04/15/25 (Call 03/15/25)(b)	2,285	2,200,282
2.88%, 10/15/27 (Call 07/15/27)(b)	3,918	3,625,225
3.00%, 08/07/25	2,008	1,931,895
3.05%, 04/15/30 (Call 01/15/30)(b)	2,895	2,542,891
3.13%, 09/19/46 (Call 03/19/46)(b)	2,107	1,446,472
3.25%, 08/26/49 (Call 02/26/49)(b)	4,118	2,778,465
3.38%, 03/01/29 (Call 12/01/28)	3,778	3,454,256
3.63%, 09/14/28 (Call 06/14/28)(b)	3,040	2,847,019
3.63%, 10/15/47 (Call 04/15/47)	2,151	1,547,605
3.70%, 04/15/50 (Call 10/15/49)(b)	2,627	1,949,121
3.88%, 06/15/44	1,420	1,080,142
4.00%, 09/14/48 (Call 03/14/48)(b)	4,575	3,697,486
5.70%, 03/15/37(b)	2,222	2,300,897
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,160	895,340
2.75%, 03/01/30 (Call 12/01/29)	3,839	3,246,000
3.50%, 12/01/24 (Call 10/01/24)	2,062	2,010,208
3.75%, 12/01/27 (Call 09/01/27)	1,915	1,800,307
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	3,092	2,911,188
3.92%, 09/15/47 (Call 02/15/47)	2,509	2,001,877
4.00%, 11/02/32	3,339	3,094,219
4.15%, 03/15/33 (Call 12/15/32)	3,155	2,944,514
4.15%, 11/02/42	2,849	2,433,386
4.35%, 05/18/28 (Call 04/18/28)	725	712,937
4.70%, 08/23/52 (Call 02/23/52)	1,645	1,495,185
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,457	4,189,333
GE Capital International Funding Co.
Unlimited Co.
3.37%, 11/15/25	430	412,654
4.42%, 11/15/35	3,031	2,820,521
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(b)	765	635,129
4.50%, 03/11/44	410	357,003
5.88%, 01/14/38	915	959,822
6.75%, 03/15/32	400	443,650
6.88%, 01/10/39	780	888,650
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,049	5,726,796
3.90%, 09/01/42 (Call 03/01/42)	2,122	1,773,907
4.88%, 09/15/41 (Call 03/15/41)	2,325	2,203,232
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	4,206	3,982,715
3.25%, 06/14/29 (Call 03/14/29)	3,438	3,141,825
4.00%, 06/14/49 (Call 12/14/48)	3,516	2,831,610
4.10%, 03/01/47 (Call 09/01/46)	2,111	1,690,713
4.20%, 11/21/34 (Call 05/21/34)	1,830	1,657,054
4.25%, 09/15/27 (Call 08/15/27)	2,610	2,541,871
4.45%, 11/21/44 (Call 05/21/44)	2,547	2,151,737
4.50%, 09/15/29 (Call 07/15/29)	3,888	3,778,773
6.25%, 05/15/38	1,326	1,384,898
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,403	2,254,910
5.90%, 07/15/32 (Call 04/15/32)	1,150	1,146,528
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	1,090	998,593
Security	Par (000)	Value

Manufacturing (continued)
2.25%, 04/01/28 (Call 02/01/28)	$1,095	$962,452
2.75%, 04/01/31 (Call 01/01/31)	2,455	2,047,650
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,513	2,060,591
3.00%, 06/01/30 (Call 03/01/30)	1,430	1,236,058
3.38%, 03/01/28 (Call 12/01/27)	1,478	1,362,394
3.65%, 03/15/27 (Call 12/15/26)	1,930	1,825,521
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,203,637
3.90%, 09/17/29 (Call 06/17/29)	2,039	1,885,872
4.00%, 03/15/26 (Call 12/15/25)	2,094	2,027,572
6.10%, 11/15/33 (Call 08/15/33)	1,135	1,168,061
		128,645,743
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,516	4,648,107
2.30%, 02/01/32 (Call 11/01/31)	4,085	3,125,142
2.80%, 04/01/31 (Call 01/01/31)	6,519	5,299,209
3.50%, 06/01/41 (Call 12/01/40)	5,962	3,980,319
3.50%, 03/01/42 (Call 09/01/41)	5,160	3,401,828
3.70%, 04/01/51 (Call 10/01/50)	7,639	4,724,880
3.75%, 02/15/28 (Call 11/15/27)	4,916	4,562,377
3.85%, 04/01/61 (Call 10/01/60)(b)	6,870	4,102,206
3.90%, 06/01/52 (Call 12/01/51)	9,300	5,939,127
3.95%, 06/30/62 (Call 12/30/61)	4,975	2,993,742
4.20%, 03/15/28 (Call 12/15/27)	5,373	5,056,380
4.40%, 04/01/33 (Call 01/01/33)	4,030	3,570,625
4.40%, 12/01/61 (Call 06/01/61)	4,723	3,106,000
4.80%, 03/01/50 (Call 09/01/49)	10,266	7,595,195
4.91%, 07/23/25 (Call 04/23/25)	18,612	18,302,591
5.05%, 03/30/29 (Call 12/30/28)	5,378	5,183,385
5.13%, 07/01/49 (Call 01/01/49)	4,940	3,828,022
5.25%, 04/01/53 (Call 10/01/52)	5,550	4,430,035
5.38%, 04/01/38 (Call 10/01/37)	4,668	4,033,017
5.38%, 05/01/47 (Call 11/01/46)	9,163	7,404,935
5.50%, 04/01/63 (Call 10/01/62)	3,675	2,902,946
5.75%, 04/01/48 (Call 10/01/47)	9,036	7,620,912
6.15%, 11/10/26 (Call 10/10/26)	4,040	4,088,736
6.38%, 10/23/35 (Call 04/23/35)	8,230	8,065,852
6.48%, 10/23/45 (Call 04/23/45)	12,914	11,976,812
6.65%, 02/01/34 (Call 11/01/33)	5,715	5,848,433
6.83%, 10/23/55 (Call 04/23/55)	1,978	1,883,131
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,410	5,052,137
1.95%, 01/15/31 (Call 10/15/30)	5,751	4,682,778
2.35%, 01/15/27 (Call 10/15/26)	4,406	4,080,809
2.45%, 08/15/52 (Call 02/15/52)	5,895	3,405,746
2.65%, 02/01/30 (Call 11/01/29)	6,303	5,513,484
2.65%, 08/15/62 (Call 02/15/62)	4,759	2,660,847
2.80%, 01/15/51 (Call 07/15/50)	7,239	4,526,970
2.89%, 11/01/51 (Call 05/01/51)	15,260	9,624,709
2.94%, 11/01/56 (Call 05/01/56)	16,306	9,954,581
2.99%, 11/01/63 (Call 05/01/63)	15,183	9,025,570
3.15%, 03/01/26 (Call 12/01/25)	10,009	9,630,865
3.15%, 02/15/28 (Call 11/15/27)	6,645	6,202,958
3.20%, 07/15/36 (Call 01/15/36)	4,270	3,420,972
3.25%, 11/01/39 (Call 05/01/39)	3,252	2,472,017
3.30%, 02/01/27 (Call 11/01/26)	4,771	4,543,232
3.30%, 04/01/27 (Call 02/01/27)	3,009	2,858,295
3.38%, 08/15/25 (Call 05/15/25)	7,005	6,801,513

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.40%, 04/01/30 (Call 01/01/30)	$6,300	$5,743,615
3.40%, 07/15/46 (Call 01/15/46)	3,457	2,507,176
3.45%, 02/01/50 (Call 08/01/49)	6,705	4,798,251
3.55%, 05/01/28 (Call 02/01/28)	3,886	3,678,081
3.75%, 04/01/40 (Call 10/01/39)	7,404	6,027,273
3.90%, 03/01/38 (Call 09/01/37)	5,369	4,563,441
3.95%, 10/15/25 (Call 08/15/25)	6,702	6,564,202
3.97%, 11/01/47 (Call 05/01/47)	5,107	4,005,981
4.00%, 08/15/47 (Call 02/15/47)	4,217	3,315,366
4.00%, 03/01/48 (Call 09/01/47)	4,891	3,866,322
4.00%, 11/01/49 (Call 05/01/49)	7,818	6,120,555
4.05%, 11/01/52 (Call 05/01/52)	4,259	3,322,830
4.15%, 10/15/28 (Call 07/15/28)	10,034	9,700,181
4.20%, 08/15/34 (Call 02/15/34)	5,150	4,704,427
4.25%, 10/15/30 (Call 07/15/30)	5,564	5,305,850
4.25%, 01/15/33	8,161	7,608,618
4.40%, 08/15/35 (Call 02/25/35)	4,389	4,030,285
4.55%, 01/15/29 (Call 12/15/28)	5,070	4,978,435
4.60%, 10/15/38 (Call 04/15/38)	4,305	3,927,791
4.60%, 08/15/45 (Call 02/15/45)	3,986	3,471,317
4.65%, 02/15/33 (Call 11/15/32)	5,155	4,981,912
4.65%, 07/15/42	3,722	3,283,770
4.70%, 10/15/48 (Call 04/15/48)	7,633	6,809,430
4.75%, 03/01/44	2,934	2,617,970
4.80%, 05/15/33 (Call 02/15/33)	3,785	3,688,051
4.95%, 10/15/58 (Call 04/15/58)	4,004	3,639,325
5.25%, 11/07/25	1,960	1,965,292
5.35%, 11/15/27 (Call 10/15/27)	2,860	2,916,083
5.35%, 05/15/53 (Call 11/15/52)	4,290	4,145,172
5.50%, 11/15/32 (Call 08/15/32)	3,755	3,844,929
5.50%, 05/15/64 (Call 11/15/63)	4,395	4,281,760
5.65%, 06/15/35	4,431	4,548,041
6.45%, 03/15/37	325	349,243
6.50%, 11/15/35	4,587	5,022,110
6.55%, 07/01/39	1,695	1,837,786
6.95%, 08/15/37	1,800	2,024,238
7.05%, 03/15/33	3,392	3,826,306
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,456	1,410,763
3.63%, 05/15/30 (Call 02/15/30)	3,847	3,398,069
3.95%, 06/15/25 (Call 05/15/25)	2,018	1,962,214
3.95%, 03/20/28 (Call 12/20/27)	7,015	6,561,963
4.00%, 09/15/55 (Call 03/15/55)	8,043	5,310,118
4.13%, 05/15/29 (Call 02/15/29)	2,748	2,536,222
4.65%, 05/15/50 (Call 11/15/49)	4,428	3,336,359
4.88%, 04/01/43	836	658,305
4.90%, 03/11/26 (Call 12/11/25)	3,755	3,710,231
5.00%, 09/20/37 (Call 03/20/37)	4,550	3,860,138
5.20%, 09/20/47 (Call 03/20/47)	6,705	5,427,752
5.30%, 05/15/49 (Call 11/15/48)	4,917	4,018,370
6.35%, 06/01/40	1,096	1,051,258
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,620	1,495,737
3.45%, 03/01/32 (Call 12/01/31)	1,905	1,623,477
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	4,114	3,980,617
3.50%, 04/08/30 (Call 01/08/30)	2,803	2,490,997
4.71%, 01/25/29 (Call 10/25/28)	9,187	8,954,393
5.48%, 01/25/39 (Call 07/25/38)	4,456	4,068,032
5.58%, 01/25/49 (Call 07/25/48)	5,573	4,958,056
6.50%, 10/13/33 (Call 07/13/33)	2,590	2,695,518
Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	$585	$471,372
5.25%, 05/24/49 (Call 11/24/48)	120	100,021
6.13%, 01/31/46 (Call 06/30/45)(b)	3,773	3,521,079
6.63%, 01/15/40	3,166	3,141,130
8.50%, 03/11/32	2,090	2,374,457
NBCUniversal Media LLC
4.45%, 01/15/43	4,973	4,265,724
5.95%, 04/01/41	2,791	2,846,249
6.40%, 04/30/40	352	379,298
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	1,189	1,077,796
3.38%, 02/15/28 (Call 12/15/27)	2,544	2,269,708
3.70%, 06/01/28 (Call 03/01/28)	2,490	2,231,032
4.20%, 06/01/29 (Call 03/01/29)	2,010	1,812,824
4.20%, 05/19/32 (Call 02/19/32)(b)	4,335	3,667,075
4.38%, 03/15/43	3,646	2,482,267
4.60%, 01/15/45 (Call 07/15/44)	2,667	1,823,064
4.85%, 07/01/42 (Call 01/01/42)	2,177	1,577,630
4.90%, 08/15/44 (Call 02/15/44)	2,526	1,815,300
4.95%, 01/15/31 (Call 11/15/30)(b)	4,725	4,281,080
4.95%, 05/19/50 (Call 11/19/49)	3,908	2,875,473
5.25%, 04/01/44 (Call 10/01/43)	1,705	1,281,465
5.50%, 05/15/33	2,322	2,111,260
5.85%, 09/01/43 (Call 03/01/43)	3,224	2,631,168
5.90%, 10/15/40 (Call 04/15/40)	1,962	1,629,621
6.88%, 04/30/36	3,526	3,368,355
7.88%, 07/30/30	3,321	3,510,015
TCI Communications Inc.
7.13%, 02/15/28	3,157	3,398,688
7.88%, 02/15/26	3,528	3,721,033
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	3,538	3,374,371
5.50%, 08/15/35	1,572	1,538,173
5.65%, 11/23/43 (Call 05/23/43)(b)	1,276	1,172,727
5.85%, 04/15/40	2,329	2,272,961
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	3,978	4,455,758
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5,731	4,235,771
5.50%, 09/01/41 (Call 03/01/41)	5,089	4,217,157
5.88%, 11/15/40 (Call 05/15/40)	5,703	4,923,039
6.55%, 05/01/37	6,832	6,443,971
6.75%, 06/15/39	6,556	6,226,445
7.30%, 07/01/38	6,441	6,431,944
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,213	4,830,533
2.95%, 06/15/27(b)	4,204	3,979,681
3.00%, 02/13/26	5,510	5,275,204
3.00%, 07/30/46	2,579	1,762,818
3.15%, 09/17/25	4,042	3,911,439
3.70%, 12/01/42	2,726	2,170,684
4.13%, 06/01/44	3,582	2,996,372
4.38%, 08/16/41	1,920	1,654,350
Series B, 7.00%, 03/01/32	3,142	3,545,500
Series E, 4.13%, 12/01/41	3,168	2,682,497
Walt Disney Co. (The)
1.75%, 01/13/26	6,052	5,678,569
2.00%, 09/01/29 (Call 06/01/29)	9,022	7,791,881
2.20%, 01/13/28	2,262	2,052,468
2.65%, 01/13/31	8,763	7,533,985

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.75%, 09/01/49 (Call 03/01/49)	$7,827	$5,029,486
3.35%, 03/24/25	4,813	4,696,310
3.38%, 11/15/26 (Call 08/15/26)	2,074	1,988,528
3.50%, 05/13/40 (Call 11/13/39)	6,847	5,506,974
3.60%, 01/13/51 (Call 07/13/50)	10,307	7,792,226
3.70%, 10/15/25 (Call 07/15/25)	4,037	3,940,257
3.70%, 03/23/27	3,576	3,459,171
3.80%, 03/22/30	4,339	4,080,138
3.80%, 05/13/60 (Call 11/13/59)	3,897	2,919,573
4.63%, 03/23/40 (Call 09/23/39)	1,981	1,840,873
4.70%, 03/23/50 (Call 09/23/49)(b)	5,705	5,217,553
4.75%, 09/15/44 (Call 03/15/44)	2,704	2,436,247
4.75%, 11/15/46 (Call 05/15/46)	1,798	1,614,760
4.95%, 10/15/45 (Call 04/15/45)	1,766	1,635,302
5.40%, 10/01/43	2,892	2,869,375
6.15%, 03/01/37	210	222,429
6.15%, 02/15/41	1,467	1,565,377
6.20%, 12/15/34	4,260	4,656,263
6.40%, 12/15/35	4,789	5,273,689
6.55%, 03/15/33	1,145	1,259,268
6.65%, 11/15/37	4,732	5,309,233
7.75%, 12/01/45	1,315	1,666,433
		714,463,378
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	4,494	4,368,500
3.90%, 01/15/43 (Call 07/15/42)	2,900	2,338,602
4.38%, 06/15/45 (Call 12/15/44)	1,408	1,181,981
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,710	1,502,998
4.50%, 12/15/28 (Call 09/15/28)	2,260	2,140,044
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,724	1,455,129
5.25%, 10/01/54 (Call 04/01/54)	1,364	1,137,117
		14,124,371
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	2,660	2,328,493
3.75%, 10/01/30 (Call 07/01/30)	1,383	1,165,122
Barrick Gold Corp.
5.25%, 04/01/42	225	210,423
6.45%, 10/15/35	1,196	1,265,855
Barrick North America Finance LLC
5.70%, 05/30/41	3,598	3,583,310
5.75%, 05/01/43	3,392	3,412,310
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39	3,668	3,722,906
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,806	2,393,352
4.75%, 02/28/28 (Call 01/28/28)	3,225	3,192,731
4.88%, 02/27/26	2,765	2,751,802
4.90%, 02/28/33 (Call 11/28/32)	1,465	1,442,701
5.00%, 09/30/43	10,008	9,511,680
5.10%, 09/08/28 (Call 08/08/28)	4,640	4,654,157
5.25%, 09/08/26	4,400	4,426,700
5.25%, 09/08/30 (Call 07/08/30)	4,410	4,453,940
5.25%, 09/08/33 (Call 06/08/33)	4,620	4,628,214
5.50%, 09/08/53 (Call 03/08/53)	890	904,169
6.42%, 03/01/26 (Call 03/01/24)	2,230	2,286,346
Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	$2,882	$2,698,890
4.25%, 03/01/30 (Call 03/01/25)	2,631	2,396,781
4.38%, 08/01/28 (Call 02/01/24)	2,926	2,742,037
4.63%, 08/01/30 (Call 08/01/25)	3,151	2,927,685
5.00%, 09/01/27 (Call 09/01/24)	3,253	3,176,852
5.25%, 09/01/29 (Call 09/01/24)	3,165	3,138,145
5.40%, 11/14/34 (Call 05/14/34)	3,141	2,974,477
5.45%, 03/15/43 (Call 09/15/42)	6,815	6,113,578
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,769	2,674,432
6.25%, 07/15/33 (Call 04/15/33)(e)	110	111,305
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,283	3,550,554
2.60%, 07/15/32 (Call 04/15/32)	3,965	3,232,887
2.80%, 10/01/29 (Call 07/01/29)	3,162	2,776,174
4.88%, 03/15/42 (Call 09/15/41)	2,778	2,529,557
5.45%, 06/09/44 (Call 12/09/43)	3,067	2,905,062
5.88%, 04/01/35	2,885	2,984,397
6.25%, 10/01/39	2,781	2,914,187
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,988	1,998,687
6.13%, 12/15/33	3,228	3,386,074
7.25%, 03/15/31	3,233	3,590,528
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,815	3,024,569
5.20%, 11/02/40	3,754	3,629,044
7.13%, 07/15/28	3,186	3,456,277
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,864	2,422,970
4.75%, 03/22/42 (Call 09/22/41)	2,425	2,205,812
5.00%, 03/09/33 (Call 12/09/32)	2,315	2,304,788
5.13%, 03/09/53 (Call 09/09/52)	2,880	2,765,287
Southern Copper Corp.
3.88%, 04/23/25	3,504	3,417,113
5.25%, 11/08/42	5,907	5,260,733
5.88%, 04/23/45	2,843	2,701,803
6.75%, 04/16/40	5,851	6,148,908
7.50%, 07/27/35	4,203	4,654,441
Yamana Gold Inc., 2.63%, 08/15/31
(Call 05/15/31)	1,185	958,181
		158,106,426
Multi-National — 0.1%
African Development Bank
4.38%, 03/14/28	3,375	3,360,697
4.63%, 01/04/27	110	110,225
Asian Development Bank
3.75%, 04/25/28	6,170	5,996,567
3.88%, 06/14/33(b)	1,960	1,862,543
4.00%, 01/12/33(b)	13,275	12,766,301
4.25%, 01/09/26	2,477	2,455,046
4.50%, 08/25/28	6,835	6,850,349
4.63%, 06/13/25	825	821,290
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	1,410	1,371,317
4.00%, 01/18/28	5,415	5,301,799
4.88%, 09/14/26	420	422,899
Corp. Andina de Fomento, 2.25%, 02/08/27	2,115	1,922,416
Council Of Europe Development Bank, 3.75%, 05/25/26	5,410	5,295,172

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National (continued)
European Investment Bank
3.63%, 07/15/30	$5,585	$5,318,678
3.88%, 03/15/28	2,695	2,638,126
4.50%, 10/16/28	745	748,073
Inter-American Development Bank
3.50%, 04/12/33	7,300	6,732,631
4.00%, 01/12/28	2,726	2,678,725
4.50%, 05/15/26(b)	1,925	1,919,686
4.50%, 09/13/33(b)	2,135	2,127,518
Inter-American Investment Corp., 4.75%,
09/19/28	675	679,897
International Bank for Reconstruction &
Development
3.50%, 07/12/28	12,330	11,848,824
3.88%, 02/14/30	9,950	9,626,562
4.00%, 07/25/30(b)	3,370	3,274,808
4.63%, 08/01/28	1,990	2,005,909
4.75%, 11/14/33	180	183,296
International Finance Corp., 4.50%, 07/13/28	1,025	1,028,387
Nordic Investment Bank, 5.00%, 10/15/25	505	506,757
		99,854,498
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	6,085	5,576,679
3.25%, 02/15/29 (Call 08/15/24)	3,779	3,324,747
3.28%, 12/01/28 (Call 10/01/28)	2,795	2,478,412
3.57%, 12/01/31 (Call 09/01/31)	5,480	4,693,578
4.13%, 05/01/25 (Call 05/01/24)	3,730	3,638,552
4.25%, 04/01/28 (Call 10/01/24)	4,147	3,906,924
5.50%, 12/01/24 (Call 06/01/24)	5,588	5,550,409
		29,169,301
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	755	685,846
4.38%, 10/15/28 (Call 07/15/28)	595	548,734
4.75%, 04/15/43 (Call 10/15/42)	1,235	929,885
5.10%, 09/01/40 (Call 03/01/40)	1,685	1,391,173
5.25%, 02/01/42 (Call 08/01/41)	620	502,327
5.35%, 07/01/49 (Call 01/01/49)	1,075	844,928
6.00%, 01/15/37	1,425	1,342,844
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,806	3,120,660
2.72%, 01/12/32 (Call 10/12/31)	7,990	6,743,999
2.77%, 11/10/50 (Call 05/10/50)	5,295	3,319,673
2.94%, 06/04/51 (Call 12/04/50)	8,845	5,723,273
3.00%, 02/24/50 (Call 08/24/49)	8,115	5,374,530
3.00%, 03/17/52 (Call 09/17/51)	4,600	3,002,125
3.02%, 01/16/27 (Call 10/16/26)	4,146	3,921,095
3.06%, 06/17/41 (Call 12/17/40)	5,820	4,256,157
3.12%, 05/04/26 (Call 02/04/26)	4,514	4,321,973
3.38%, 02/08/61 (Call 08/08/60)	7,465	4,985,986
3.41%, 02/11/26 (Call 12/11/25)	4,839	4,681,920
3.54%, 04/06/27 (Call 02/06/27)	2,459	2,355,167
3.59%, 04/14/27 (Call 01/14/27)	2,618	2,510,252
3.63%, 04/06/30 (Call 01/06/30)	4,347	4,040,237
3.80%, 09/21/25 (Call 07/21/25)	5,179	5,079,454
3.94%, 09/21/28 (Call 06/21/28)	4,698	4,517,716
4.23%, 11/06/28 (Call 08/06/28)	6,355	6,178,142
4.81%, 02/13/33 (Call 11/13/32)	3,045	2,957,353
4.89%, 09/11/33 (Call 06/11/33)	3,155	3,080,662
Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$6,230	$5,910,603
3.72%, 11/28/28 (Call 08/28/28)	6,387	6,061,142
Burlington Resources LLC
5.95%, 10/15/36	120	124,595
7.20%, 08/15/31	950	1,063,477
7.40%, 12/01/31	275	312,562
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,546	3,347,966
2.95%, 07/15/30 (Call 04/15/30)	3,395	2,895,525
3.85%, 06/01/27 (Call 03/01/27)	4,936	4,696,624
3.90%, 02/01/25 (Call 11/01/24)	3,060	2,994,161
4.95%, 06/01/47 (Call 12/01/46)	3,348	2,860,216
5.85%, 02/01/35	1,705	1,665,248
6.25%, 03/15/38	3,843	3,848,763
6.45%, 06/30/33	1,895	1,950,766
6.50%, 02/15/37	2,234	2,270,157
6.75%, 02/01/39	1,885	1,943,704
7.20%, 01/15/32	1,695	1,820,563
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,606	1,283,024
3.75%, 02/15/52 (Call 08/15/51)(b)	4,170	2,892,278
4.25%, 04/15/27 (Call 01/15/27)	1,265	1,215,538
5.25%, 06/15/37 (Call 12/15/36)	970	883,248
5.40%, 06/15/47 (Call 12/15/46)	1,644	1,468,773
6.75%, 11/15/39	750	776,387
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,383	9,881,074
2.00%, 05/11/27 (Call 03/11/27)	4,700	4,302,900
2.24%, 05/11/30 (Call 02/11/30)	6,059	5,211,033
2.95%, 05/16/26 (Call 02/16/26)	9,217	8,830,360
3.08%, 05/11/50 (Call 11/11/49)	5,021	3,541,101
3.33%, 11/17/25 (Call 08/17/25)	3,689	3,579,183
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,016	3,739,513
1.02%, 08/12/27 (Call 06/12/27)	3,914	3,431,711
2.34%, 08/12/50 (Call 02/12/50)(b)	4,198	2,515,939
3.25%, 10/15/29 (Call 07/15/29)	3,046	2,818,137
3.85%, 01/15/28 (Call 10/15/27)	3,461	3,362,236
5.25%, 11/15/43 (Call 05/15/43)	620	614,610
6.00%, 03/01/41 (Call 09/01/40)	665	724,604
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	1,249	1,117,165
3.30%, 09/30/49 (Call 03/30/49)	1,315	890,372
4.25%, 05/09/43	3,599	2,997,792
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45	500	408,979
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,404,075
4.38%, 05/02/28	3,922	3,828,114
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	1,944,894
6.40%, 05/15/37	3,637	3,848,101
7.50%, 07/30/39	1,006	1,170,034
7.88%, 03/15/32	1,846	2,156,030
Conoco Funding Co., 7.25%, 10/15/31	1,589	1,786,327
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/24)	562	542,447
3.76%, 03/15/42 (Call 09/15/41)	11,980	9,506,472
3.80%, 03/15/52 (Call 09/15/51)	2,300	1,755,785
4.03%, 03/15/62 (Call 09/15/61)	10,382	7,861,581

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.30%, 11/15/44 (Call 05/15/44)	$2,165	$1,826,973
4.88%, 10/01/47 (Call 04/01/47)	460	414,418
5.05%, 09/15/33 (Call 06/15/33)	3,005	2,971,735
5.30%, 05/15/53 (Call 11/15/52)	2,565	2,483,418
5.55%, 03/15/54 (Call 09/15/53)	1,810	1,802,114
5.70%, 09/15/63 (Call 03/15/63)	2,045	2,066,660
5.90%, 10/15/32	1,881	1,990,322
5.90%, 05/15/38	492	504,643
5.95%, 03/15/46 (Call 09/15/45)	765	782,567
6.50%, 02/01/39	589	652,318
6.95%, 04/15/29	1,295	1,421,867
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	4,660	4,411,612
4.90%, 06/01/44 (Call 12/01/43)	3,355	2,588,316
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,738	3,562,015
4.38%, 03/15/29 (Call 12/15/28)	2,955	2,793,911
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,315	3,087,658
4.75%, 05/15/42 (Call 11/15/41)	3,393	2,806,636
5.00%, 06/15/45 (Call 12/15/44)	3,452	2,901,682
5.25%, 10/15/27 (Call 10/15/24)	3,370	3,340,251
5.60%, 07/15/41 (Call 01/15/41)	4,317	3,968,143
5.85%, 12/15/25 (Call 09/15/25)	3,695	3,704,717
5.88%, 06/15/28 (Call 06/15/24)	2,860	2,869,731
7.88%, 09/30/31	1,377	1,537,084
7.95%, 04/15/32	1,445	1,628,259
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,517	3,031,738
3.25%, 12/01/26 (Call 10/01/26)	5,811	5,517,478
3.50%, 12/01/29 (Call 09/01/29)	2,963	2,681,900
4.25%, 03/15/52 (Call 09/15/51)	3,074	2,321,977
4.40%, 03/24/51 (Call 09/24/50)	2,690	2,104,560
6.25%, 03/15/33 (Call 12/15/32)	3,325	3,443,298
6.25%, 03/15/53 (Call 09/15/52)	2,615	2,630,910
Eni USA Inc., 7.30%, 11/15/27	1,110	1,181,306
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,429	1,388,920
3.90%, 04/01/35 (Call 10/01/34)	3,153	2,765,780
4.15%, 01/15/26 (Call 10/15/25)	6,052	5,932,029
4.38%, 04/15/30 (Call 01/15/30)	3,539	3,428,074
4.95%, 04/15/50 (Call 10/15/49)	3,619	3,367,520
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	6,041	5,703,032
5.00%, 01/15/29 (Call 07/15/28)	1,795	1,736,821
5.70%, 04/01/28 (Call 03/01/28)	2,200	2,207,042
6.13%, 02/01/25 (Call 01/01/25)	3,440	3,444,413
7.00%, 02/01/30 (Call 11/01/29)	2,995	3,141,754
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	901	844,281
2.38%, 05/22/30 (Call 02/22/30)	4,772	4,122,818
2.88%, 04/06/25 (Call 03/06/25)	4,088	3,969,012
3.00%, 04/06/27 (Call 02/06/27)	2,226	2,097,786
3.13%, 04/06/30 (Call 01/06/30)(b)	5,646	5,144,554
3.25%, 11/18/49 (Call 05/18/49)	3,909	2,763,686
3.63%, 09/10/28 (Call 06/10/28)	4,221	4,032,092
3.63%, 04/06/40 (Call 10/06/39)	2,099	1,702,096
3.70%, 04/06/50 (Call 10/06/49)	3,905	3,023,917
3.95%, 05/15/43	3,552	2,932,625
4.25%, 11/23/41	2,330	2,016,055
4.80%, 11/08/43	3,025	2,798,218
Security	Par (000)	Value

Oil & Gas (continued)
5.10%, 08/17/40	$3,102	$3,019,417
7.25%, 09/23/27	1,020	1,102,680
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	5,070	4,767,076
2.44%, 08/16/29 (Call 05/16/29)	6,381	5,637,727
2.61%, 10/15/30 (Call 07/15/30)	6,245	5,442,357
2.71%, 03/06/25 (Call 12/06/24)	4,635	4,500,274
2.99%, 03/19/25 (Call 02/19/25)	12,323	11,996,047
3.00%, 08/16/39 (Call 02/16/39)	5,800	4,406,696
3.04%, 03/01/26 (Call 12/01/25)	9,881	9,507,271
3.10%, 08/16/49 (Call 02/16/49)	7,231	5,020,105
3.29%, 03/19/27 (Call 01/19/27)	3,430	3,288,677
3.45%, 04/15/51 (Call 10/15/50)	6,528	4,834,040
3.48%, 03/19/30 (Call 12/19/29)	4,644	4,300,108
3.57%, 03/06/45 (Call 09/06/44)	3,397	2,637,911
4.11%, 03/01/46 (Call 09/01/45)	11,341	9,572,732
4.23%, 03/19/40 (Call 09/19/39)	5,941	5,287,729
4.33%, 03/19/50 (Call 09/19/49)	9,820	8,468,571
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	1,250	1,015,746
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	6,557	6,389,996
5.60%, 02/15/41	4,978	5,012,206
5.80%, 04/01/47 (Call 10/01/46)	2,149	2,215,997
6.00%, 01/15/40	3,423	3,559,939
7.13%, 03/15/33	2,462	2,789,710
7.30%, 08/15/31	2,624	2,963,387
7.88%, 10/01/29	1,172	1,320,549
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	1,257	1,132,513
5.88%, 04/01/26 (Call 01/01/26)	4,131	4,150,479
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	4,933	4,726,590
5.20%, 06/01/45 (Call 12/01/44)	2,926	2,436,377
6.60%, 10/01/37	3,668	3,712,545
6.80%, 03/15/32	2,534	2,655,046
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	2,793	2,613,246
4.50%, 04/01/48 (Call 10/01/47)	3,232	2,555,183
4.70%, 05/01/25 (Call 04/01/25)	6,095	6,023,977
4.75%, 09/15/44 (Call 03/15/44)	3,941	3,284,304
5.00%, 09/15/54 (Call 03/15/54)	2,528	2,066,638
5.13%, 12/15/26 (Call 09/15/26)	4,479	4,472,722
6.50%, 03/01/41 (Call 09/01/40)	2,246	2,306,583
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	690	508,593
4.40%, 04/15/46 (Call 10/15/45)	1,777	1,369,100
5.50%, 12/01/25 (Call 09/01/25)	650	648,446
5.55%, 03/15/26 (Call 12/15/25)	1,940	1,937,335
5.88%, 09/01/25 (Call 06/01/25)	630	632,156
6.13%, 01/01/31 (Call 07/01/30)	5,430	5,490,239
6.20%, 03/15/40	545	536,182
6.38%, 09/01/28 (Call 03/01/28)	25	25,776
6.45%, 09/15/36	7,580	7,775,910
6.60%, 03/15/46 (Call 09/15/45)	1,440	1,475,324
6.63%, 09/01/30 (Call 03/01/30)	6,465	6,686,770
7.50%, 05/01/31	1,885	2,048,222
7.88%, 09/15/31	442	488,884
7.95%, 06/15/39	1,515	1,697,873
8.50%, 07/15/27 (Call 01/15/27)(b)	1,005	1,084,650
8.88%, 07/15/30 (Call 01/15/30)	3,650	4,168,980

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	$3,154	$3,136,599
5.65%, 05/15/25	2,805	2,804,161
5.65%, 05/15/28 (Call 04/15/28)	2,315	2,309,256
6.25%, 07/15/33 (Call 04/15/33)	1,865	1,861,976
6.50%, 08/15/34	2,919	2,970,203
6.50%, 02/01/38	1,965	1,934,734
6.63%, 08/15/37	2,040	2,036,897
7.10%, 07/15/53 (Call 01/15/53)	1,900	1,970,325
7.20%, 11/01/31	1,575	1,660,295
7.38%, 11/01/31	1,695	1,816,921
8.13%, 09/15/30	1,350	1,499,039
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	10	9,147
5.15%, 11/15/29 (Call 08/15/29)	130	120,445
7.15%, 10/01/33 (Call 07/01/33)	385	392,774
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	2,894	2,659,817
2.15%, 12/15/30 (Call 09/15/30)	3,215	2,618,652
3.30%, 03/15/52 (Call 09/15/51)	4,685	3,141,175
3.85%, 04/09/25 (Call 03/09/25)	4,621	4,522,932
3.90%, 03/15/28 (Call 12/15/27)	2,406	2,280,965
4.65%, 11/15/34 (Call 05/15/34)	4,956	4,632,874
4.88%, 11/15/44 (Call 05/15/44)	4,398	3,978,309
5.30%, 06/30/33 (Call 03/30/33)	1,760	1,742,031
5.88%, 05/01/42	4,814	4,952,198
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	3,251	2,874,516
3.55%, 10/01/26 (Call 07/01/26)	2,380	2,273,086
3.61%, 02/15/25 (Call 11/15/24)	1,587	1,551,596
3.75%, 03/01/28 (Call 12/01/27)	2,741	2,583,070
4.68%, 02/15/45 (Call 08/15/44)	3,225	2,713,648
4.90%, 10/01/46 (Call 04/01/46)	2,947	2,584,946
4.95%, 12/01/27 (Call 11/01/27)	3,100	3,080,146
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	790	725,715
1.90%, 08/15/30 (Call 05/15/30)	5,865	4,812,884
2.15%, 01/15/31 (Call 10/15/30)	1,110	914,833
5.10%, 03/29/26	2,625	2,617,751
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	5,736	5,014,796
2.50%, 09/12/26	6,240	5,875,525
2.75%, 04/06/30 (Call 01/06/30)	2,663	2,364,266
2.88%, 05/10/26	7,862	7,504,875
2.88%, 11/26/41 (Call 05/26/41)	2,675	1,913,365
3.00%, 11/26/51 (Call 05/26/51)	4,715	3,135,050
3.13%, 11/07/49 (Call 05/07/49)	5,298	3,646,562
3.25%, 05/11/25	11,876	11,568,028
3.25%, 04/06/50 (Call 10/06/49)	7,488	5,304,304
3.63%, 08/21/42	2,553	2,035,224
3.75%, 09/12/46	5,106	3,989,539
3.88%, 11/13/28 (Call 08/23/28)	4,355	4,184,016
4.00%, 05/10/46	8,429	6,868,452
4.13%, 05/11/35	7,423	6,802,005
4.38%, 05/11/45	10,748	9,305,935
4.55%, 08/12/43	3,473	3,102,400
5.50%, 03/25/40	4,015	4,081,883
6.38%, 12/15/38	9,656	10,648,434
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	1,743	1,220,864
4.00%, 11/15/47 (Call 05/15/47)	4,522	3,348,617
Security	Par (000)	Value

Oil & Gas (continued)
5.95%, 12/01/34	$1,890	$1,884,708
6.50%, 06/15/38	3,875	3,967,086
6.80%, 05/15/38	4,282	4,483,731
6.85%, 06/01/39	3,806	3,987,336
7.15%, 02/01/32	1,822	1,974,141
Tosco Corp., 8.13%, 02/15/30	2,855	3,261,506
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	6,131	5,952,835
2.83%, 01/10/30 (Call 10/10/29)	5,309	4,733,402
2.99%, 06/29/41 (Call 12/29/40)	2,858	2,090,247
3.13%, 05/29/50 (Call 11/29/49)	8,591	5,926,158
3.39%, 06/29/60 (Call 12/29/59)	1,045	717,320
3.45%, 02/19/29 (Call 11/19/28)	5,229	4,905,580
3.46%, 07/12/49 (Call 01/12/49)	5,425	4,001,965
TotalEnergies Capital SA, 3.88%, 10/11/28	4,552	4,377,998
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,550	1,386,254
2.80%, 12/01/31 (Call 09/01/31)	1,370	1,121,511
3.40%, 09/15/26 (Call 06/15/26)	325	308,542
3.65%, 12/01/51 (Call 06/01/51)	4,135	2,832,668
4.00%, 04/01/29 (Call 01/01/29)	285	268,621
4.00%, 06/01/52 (Call 12/01/51)	1,500	1,087,125
4.35%, 06/01/28 (Call 03/01/28)	3,136	3,019,168
4.90%, 03/15/45(b)	2,921	2,515,956
6.63%, 06/15/37	5,425	5,694,533
7.50%, 04/15/32	2,763	3,097,388
		838,126,168
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,889	3,720,655
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	3,905	3,573,320
3.14%, 11/07/29 (Call 08/07/29)	2,081	1,863,106
3.34%, 12/15/27 (Call 09/15/27)	6,181	5,797,015
4.08%, 12/15/47 (Call 06/15/47)	5,713	4,554,017
4.49%, 05/01/30 (Call 02/01/30)	2,119	2,046,518
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	1,683	1,475,186
3.80%, 11/15/25 (Call 08/15/25)	2,391	2,333,097
4.50%, 11/15/41 (Call 05/15/41)	2,460	2,093,605
4.75%, 08/01/43 (Call 02/01/43)	4,855	4,288,445
4.85%, 11/15/35 (Call 05/15/35)	4,927	4,675,456
5.00%, 11/15/45 (Call 05/15/45)	6,211	5,662,988
6.70%, 09/15/38	3,296	3,688,150
7.45%, 09/15/39	4,596	5,416,671
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	3,057	2,738,201
3.95%, 12/01/42 (Call 06/01/42)	4,876	3,505,826
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	3,755	3,520,010
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	3,408	2,969,842
4.50%, 05/15/28 (Call 04/15/28)	1,675	1,657,168
4.85%, 05/15/33 (Call 02/15/33)	1,630	1,593,560
		67,172,836
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,439	2,331,810
4.50%, 05/15/28 (Call 02/15/28)	1,410	1,353,040
5.63%, 05/26/33 (Call 02/26/33)	2,055	2,054,394

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	$2,700	$2,245,447
2.69%, 05/25/31 (Call 02/25/31)	3,285	2,703,972
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,815,032
AptarGroup Inc., 3.60%, 03/15/32
(Call 12/15/31)	1,060	904,578
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	3,951	3,625,349
1.65%, 01/15/27 (Call 12/15/26)	3,080	2,719,428
5.50%, 04/15/28 (Call 03/15/28)(e)	681	671,064
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,154	1,014,035
3.05%, 10/01/51 (Call 04/01/51)	1,495	945,357
3.40%, 12/15/27 (Call 09/15/27)	1,474	1,378,773
4.05%, 12/15/49 (Call 06/15/49)	2,512	1,885,689
5.70%, 12/01/33 (Call 09/01/33)	890	902,283
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/24)	2,417	2,313,429
2.25%, 02/01/27 (Call 01/01/27)	2,960	2,664,998
2.85%, 02/01/32 (Call 11/01/31)	2,438	1,991,451
3.13%, 05/01/30 (Call 02/01/30)	2,480	2,149,087
5.75%, 11/01/40 (Call 05/01/40)(b)	135	129,317
WestRock MWV LLC
7.95%, 02/15/31	1,653	1,867,813
8.20%, 01/15/30	531	603,081
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	2,475	2,035,356
3.38%, 09/15/27 (Call 06/15/27)	1,541	1,430,686
3.75%, 03/15/25 (Call 01/15/25)	2,669	2,599,005
3.90%, 06/01/28 (Call 03/01/28)	2,676	2,505,431
4.00%, 03/15/28 (Call 12/15/27)	3,331	3,134,741
4.20%, 06/01/32 (Call 03/01/32)	1,966	1,805,163
4.65%, 03/15/26 (Call 01/15/26)	4,182	4,099,600
4.90%, 03/15/29 (Call 12/15/28)	3,514	3,443,020
		59,322,429
Pharmaceuticals — 1.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	8,452	8,004,282
3.20%, 05/14/26 (Call 02/14/26)	8,473	8,127,079
3.20%, 11/21/29 (Call 08/21/29)	19,289	17,517,570
3.60%, 05/14/25 (Call 02/14/25)	14,599	14,251,208
3.80%, 03/15/25 (Call 12/15/24)	11,956	11,726,348
4.05%, 11/21/39 (Call 05/21/39)	13,526	11,624,387
4.25%, 11/14/28 (Call 08/14/28)	6,001	5,831,316
4.25%, 11/21/49 (Call 05/21/49)	19,658	16,551,157
4.30%, 05/14/36 (Call 11/14/35)	5,770	5,297,426
4.40%, 11/06/42	9,627	8,462,330
4.45%, 05/14/46 (Call 11/14/45)	8,088	7,043,017
4.50%, 05/14/35 (Call 11/14/34)	8,306	7,808,736
4.55%, 03/15/35 (Call 09/15/34)	7,527	7,116,449
4.63%, 10/01/42 (Call 04/01/42)	1,973	1,744,593
4.70%, 05/14/45 (Call 11/14/44)	10,553	9,526,892
4.75%, 03/15/45 (Call 09/15/44)	3,854	3,490,212
4.85%, 06/15/44 (Call 12/15/43)	4,203	3,883,208
4.88%, 11/14/48 (Call 05/14/48)	6,815	6,324,164
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	5,640	5,155,525
1.75%, 05/28/28 (Call 03/28/28)	5,374	4,729,864
2.25%, 05/28/31 (Call 02/28/31)	2,287	1,904,211
4.88%, 03/03/28 (Call 02/03/28)	4,840	4,845,648
4.88%, 03/03/33 (Call 12/03/32)	3,424	3,405,181
Security	Par (000)	Value

Pharmaceuticals (continued)
4.90%, 03/03/30 (Call 01/03/30)	$3,705	$3,715,550
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,255	4,782,474
1.38%, 08/06/30 (Call 05/06/30)	6,396	5,147,880
2.13%, 08/06/50 (Call 02/06/50)	3,529	2,044,348
3.00%, 05/28/51 (Call 11/28/50)	3,910	2,717,235
3.13%, 06/12/27 (Call 03/12/27)	4,641	4,395,666
3.38%, 11/16/25	8,306	8,049,179
4.00%, 01/17/29 (Call 10/17/28)	2,940	2,838,479
4.00%, 09/18/42	3,509	2,987,447
4.38%, 11/16/45	2,589	2,271,356
4.38%, 08/17/48 (Call 02/17/48)	2,597	2,281,757
6.45%, 09/15/37	10,797	12,037,229
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,060	4,062,902
2.82%, 05/20/30 (Call 02/20/30)	3,577	3,092,668
3.70%, 06/06/27 (Call 03/06/27)	6,893	6,560,677
3.73%, 12/15/24 (Call 09/15/24)	2,977	2,918,790
3.79%, 05/20/50 (Call 11/20/49)	2,192	1,644,805
4.30%, 08/22/32 (Call 05/22/32)	2,145	1,992,669
4.67%, 06/06/47 (Call 12/06/46)	3,512	3,062,953
4.69%, 02/13/28 (Call 01/13/28)	3,905	3,848,582
4.69%, 12/15/44 (Call 06/15/44)	5,160	4,507,134
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,826	1,690,328
1.13%, 11/13/27 (Call 09/13/27)	2,241	1,953,247
1.45%, 11/13/30 (Call 08/13/30)	3,535	2,807,994
2.35%, 11/13/40 (Call 05/13/40)	1,689	1,114,738
2.55%, 11/13/50 (Call 05/13/50)	7,617	4,550,634
2.95%, 03/15/32 (Call 12/15/31)	3,265	2,814,373
3.20%, 06/15/26 (Call 04/15/26)	8,736	8,406,111
3.25%, 02/27/27	535	511,794
3.25%, 08/01/42	3,363	2,459,270
3.40%, 07/26/29 (Call 04/26/29)	7,547	7,008,432
3.45%, 11/15/27 (Call 08/15/27)	2,435	2,319,764
3.55%, 03/15/42 (Call 09/15/41)	3,165	2,460,445
3.70%, 03/15/52 (Call 09/15/51)	7,440	5,546,084
3.90%, 02/20/28 (Call 11/20/27)	10,168	9,821,850
3.90%, 03/15/62 (Call 09/15/61)	3,452	2,544,534
4.13%, 06/15/39 (Call 12/15/38)	10,981	9,442,445
4.25%, 10/26/49 (Call 04/26/49)	14,172	11,727,596
4.35%, 11/15/47 (Call 05/15/47)	5,364	4,479,440
4.50%, 03/01/44 (Call 09/01/43)	125	107,948
4.55%, 02/20/48 (Call 08/20/47)	5,721	4,961,927
4.63%, 05/15/44 (Call 11/15/43)	945	837,975
5.00%, 08/15/45 (Call 02/15/45)	1,290	1,197,103
5.75%, 02/01/31 (Call 12/01/30)	3,935	4,097,688
5.90%, 11/15/33 (Call 08/15/33)	3,075	3,237,233
6.25%, 11/15/53 (Call 05/15/53)	2,500	2,724,653
6.40%, 11/15/63 (Call 05/15/63)	2,335	2,573,863
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	2,615	2,471,450
3.75%, 09/15/25 (Call 06/15/25)	2,597	2,517,912
4.37%, 06/15/47 (Call 12/15/46)	2,029	1,627,572
4.50%, 11/15/44 (Call 05/15/44)	1,385	1,113,770
4.60%, 03/15/43	1,635	1,356,008
4.90%, 09/15/45 (Call 03/15/45)	1,812	1,531,648
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	3,490	2,927,768
2.80%, 05/15/30 (Call 02/15/30)	1,467	1,263,347
3.25%, 03/01/25 (Call 12/01/24)	2,167	2,108,628

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.45%, 12/15/27 (Call 09/15/27)	$4,834	$4,575,571
4.25%, 03/01/45 (Call 09/01/44)(b)	2,180	1,773,108
4.30%, 12/15/47 (Call 06/15/47)	2,280	1,918,181
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	3,170	2,899,565
2.38%, 03/15/31 (Call 12/15/30)	2,971	2,435,751
2.40%, 03/15/30 (Call 12/15/29)	8,030	6,810,971
3.05%, 10/15/27 (Call 07/15/27)	2,959	2,740,792
3.20%, 03/15/40 (Call 09/15/39)	2,495	1,848,588
3.25%, 04/15/25 (Call 01/15/25)	4,664	4,524,764
3.40%, 03/01/27 (Call 12/01/26)	5,861	5,565,873
3.40%, 03/15/50 (Call 09/15/49)	5,897	4,057,268
3.40%, 03/15/51 (Call 09/15/50)	3,780	2,593,291
3.88%, 10/15/47 (Call 04/15/47)	5,661	4,290,821
4.13%, 11/15/25 (Call 09/15/25)	9,135	8,923,241
4.38%, 10/15/28 (Call 07/15/28)	12,953	12,505,301
4.50%, 02/25/26 (Call 11/27/25)	5,690	5,595,301
4.80%, 08/15/38 (Call 02/15/38)	9,544	8,808,204
4.80%, 07/15/46 (Call 01/16/46)	3,864	3,408,615
4.90%, 12/15/48 (Call 06/15/48)	10,903	9,668,682
5.40%, 03/15/33 (Call 12/15/32)	3,275	3,270,041
5.69%, 03/15/26 (Call 03/15/24)	1,155	1,153,666
6.13%, 11/15/41	2,353	2,431,005
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,621	8,361,794
1.75%, 08/21/30 (Call 05/21/30)	5,355	4,277,343
1.88%, 02/28/31 (Call 11/28/30)	5,650	4,468,771
2.13%, 09/15/31 (Call 06/15/31)	4,650	3,688,698
2.70%, 08/21/40 (Call 02/21/40)	4,874	3,257,631
2.88%, 06/01/26 (Call 03/01/26)	6,885	6,504,710
3.00%, 08/15/26 (Call 06/15/26)	4,140	3,905,650
3.25%, 08/15/29 (Call 05/15/29)	7,753	6,977,972
3.63%, 04/01/27 (Call 02/01/27)	4,453	4,235,227
3.75%, 04/01/30 (Call 01/01/30)	4,098	3,751,792
3.88%, 07/20/25 (Call 04/20/25)	11,938	11,643,519
4.10%, 03/25/25 (Call 01/25/25)	4,593	4,522,170
4.13%, 04/01/40 (Call 10/01/39)	3,826	3,097,755
4.25%, 04/01/50 (Call 10/01/49)	3,048	2,363,992
4.30%, 03/25/28 (Call 12/25/27)	12,930	12,514,061
4.78%, 03/25/38 (Call 09/25/37)	18,170	16,332,326
4.88%, 07/20/35 (Call 01/20/35)	3,774	3,521,246
5.00%, 02/20/26 (Call 01/20/26)	4,246	4,223,874
5.00%, 01/30/29 (Call 12/30/28)	3,930	3,909,253
5.05%, 03/25/48 (Call 09/25/47)	30,504	26,765,759
5.13%, 02/21/30 (Call 12/21/29)	4,175	4,115,539
5.13%, 07/20/45 (Call 01/20/45)	12,489	11,097,056
5.25%, 01/30/31 (Call 11/30/30)	2,760	2,744,279
5.25%, 02/21/33 (Call 11/21/32)	5,356	5,269,005
5.30%, 06/01/33 (Call 03/01/33)	5,001	4,925,240
5.30%, 12/05/43 (Call 06/05/43)	2,873	2,626,825
5.63%, 02/21/53 (Call 08/21/52)	4,615	4,372,946
5.88%, 06/01/53 (Call 12/01/52)	4,755	4,662,748
6.00%, 06/01/63 (Call 12/01/62)	1,315	1,288,613
6.13%, 09/15/39	2,573	2,604,188
6.25%, 06/01/27	1,470	1,529,388
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	6,442	3,880,270
2.50%, 09/15/60 (Call 03/15/60)	2,540	1,459,241
2.75%, 06/01/25 (Call 03/01/25)	4,025	3,898,499
3.10%, 05/15/27 (Call 02/15/27)	6,629	6,281,741
3.38%, 03/15/29 (Call 12/15/28)	5,725	5,404,439
Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/45 (Call 09/01/44)	$75	$60,540
3.95%, 05/15/47 (Call 11/15/46)	1,458	1,226,782
3.95%, 03/15/49 (Call 09/15/48)	555	462,526
4.15%, 03/15/59 (Call 09/15/58)	1,315	1,090,350
4.70%, 02/27/33 (Call 11/27/32)	2,835	2,812,912
4.88%, 02/27/53 (Call 08/27/52)	3,019	2,931,131
4.95%, 02/27/63 (Call 08/27/62)	1,860	1,789,915
5.00%, 02/27/26 (Call 02/27/24)	125	125,099
5.50%, 03/15/27	390	402,136
5.55%, 03/15/37	2,060	2,152,714
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	5,287	5,173,803
3.88%, 05/15/28	8,058	7,752,390
4.20%, 03/18/43	2,784	2,432,836
5.38%, 04/15/34(b)	2,536	2,633,830
6.38%, 05/15/38	8,233	9,188,598
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	4,378	4,099,019
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	2,937	2,730,088
0.95%, 09/01/27 (Call 07/01/27)	2,996	2,630,952
1.30%, 09/01/30 (Call 06/01/30)	3,263	2,658,029
2.10%, 09/01/40 (Call 03/01/40)	4,346	2,915,211
2.25%, 09/01/50 (Call 03/01/50)	3,211	1,971,544
2.45%, 03/01/26 (Call 12/01/25)	4,810	4,575,087
2.45%, 09/01/60 (Call 03/01/60)	4,033	2,437,564
2.63%, 01/15/25 (Call 11/15/24)	4,519	4,405,340
2.90%, 01/15/28 (Call 10/15/27)	7,421	6,984,435
2.95%, 03/03/27 (Call 12/03/26)	5,325	5,061,379
3.40%, 01/15/38 (Call 07/15/37)	4,555	3,833,177
3.50%, 01/15/48 (Call 07/15/47)	3,395	2,677,933
3.55%, 03/01/36 (Call 09/01/35)	4,551	4,024,196
3.63%, 03/03/37 (Call 09/03/36)	6,766	5,943,526
3.70%, 03/01/46 (Call 09/01/45)	7,004	5,785,819
3.75%, 03/03/47 (Call 09/03/46)	4,051	3,338,811
4.38%, 12/05/33 (Call 06/05/33)	4,023	4,018,384
4.50%, 09/01/40	2,417	2,281,340
4.50%, 12/05/43 (Call 06/05/43)	2,173	2,052,338
4.85%, 05/15/41	1,292	1,264,822
4.95%, 05/15/33(b)	794	828,167
5.85%, 07/15/38	3,713	4,087,228
5.95%, 08/15/37	3,684	4,078,152
6.95%, 09/01/29	1,493	1,673,241
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,565	2,352,443
1.30%, 08/15/26 (Call 07/15/26)	3,382	3,057,847
3.95%, 02/16/28 (Call 11/16/27)	2,392	2,301,273
4.90%, 07/15/28 (Call 06/15/28)	1,116	1,111,856
5.10%, 07/15/33 (Call 04/15/33)	1,150	1,132,684
5.25%, 02/15/26 (Call 02/15/24)	1,390	1,387,044
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	5,166	5,071,697
4.60%, 06/01/44 (Call 12/01/43)	2,798	2,416,841
5.90%, 11/01/39	865	863,368
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	4,657	4,264,141
1.45%, 06/24/30 (Call 03/24/30)	2,409	1,946,631
1.70%, 06/10/27 (Call 05/10/27)	7,615	6,864,469
1.90%, 12/10/28 (Call 10/10/28)	5,249	4,591,165
2.15%, 12/10/31 (Call 09/10/31)	8,090	6,648,747
2.35%, 06/24/40 (Call 12/24/39)	3,911	2,669,275

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 06/24/50 (Call 12/24/49)	$5,315	$3,246,171
2.75%, 02/10/25 (Call 11/10/24)	11,096	10,794,343
2.75%, 12/10/51 (Call 06/10/51)	4,640	2,964,057
2.90%, 12/10/61 (Call 06/10/61)	5,646	3,480,880
3.40%, 03/07/29 (Call 12/07/28)	7,741	7,253,992
3.60%, 09/15/42 (Call 03/15/42)	2,665	2,130,471
3.70%, 02/10/45 (Call 08/10/44)	8,369	6,657,609
3.90%, 03/07/39 (Call 09/07/38)	4,425	3,814,237
4.00%, 03/07/49 (Call 09/07/48)	5,878	4,850,327
4.05%, 05/17/28 (Call 04/17/28)	2,405	2,350,476
4.15%, 05/18/43	4,712	4,066,632
4.30%, 05/17/30 (Call 03/17/30)	3,944	3,818,735
4.50%, 05/17/33 (Call 02/17/33)	2,045	1,978,875
4.90%, 05/17/44 (Call 11/17/43)	2,080	1,979,000
5.00%, 05/17/53 (Call 11/17/52)	5,695	5,476,216
5.15%, 05/17/63 (Call 11/17/62)	1,805	1,756,209
6.50%, 12/01/33	1,848	2,064,117
6.55%, 09/15/37	860	958,171
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,245	1,301,053
5.95%, 12/01/28	3,529	3,707,612
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,785	3,571,568
5.20%, 04/15/48 (Call 10/15/47)	2,850	2,170,343
5.40%, 11/29/43 (Call 05/29/43)	2,139	1,717,550
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	5,240	5,038,837
2.00%, 02/14/27 (Call 12/14/26)	6,981	6,430,057
2.20%, 08/14/30 (Call 05/14/30)	2,178	1,860,301
2.75%, 08/14/50 (Call 02/14/50)	4,728	3,144,865
3.00%, 11/20/25 (Call 08/20/25)	6,076	5,862,540
3.10%, 05/17/27 (Call 02/17/27)	2,395	2,272,803
3.70%, 09/21/42	2,170	1,772,798
4.00%, 11/20/45 (Call 05/20/45)	4,631	3,907,528
4.40%, 05/06/44	7,098	6,397,604
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	5,412	5,083,736
1.70%, 05/28/30 (Call 02/28/30)	4,286	3,561,252
1.75%, 08/18/31 (Call 05/18/31)	4,360	3,482,345
2.55%, 05/28/40 (Call 11/28/39)	4,530	3,168,393
2.63%, 04/01/30 (Call 01/01/30)	5,123	4,500,646
2.70%, 05/28/50 (Call 11/28/49)	3,480	2,274,109
2.75%, 06/03/26	5,158	4,911,885
3.00%, 12/15/26	7,980	7,577,699
3.45%, 03/15/29 (Call 12/15/28)	7,583	7,148,274
3.60%, 09/15/28 (Call 06/15/28)(b)	3,103	2,971,504
3.90%, 03/15/39 (Call 09/15/38)	4,108	3,481,224
4.00%, 12/15/36	3,472	3,127,438
4.00%, 03/15/49 (Call 09/15/48)	6,157	5,148,014
4.10%, 09/15/38 (Call 03/15/38)	3,617	3,184,094
4.13%, 12/15/46	3,172	2,674,580
4.20%, 09/15/48 (Call 03/15/48)	2,850	2,433,549
4.30%, 06/15/43	2,688	2,338,467
4.40%, 05/15/44	4,134	3,692,881
5.60%, 09/15/40	2,669	2,707,336
7.20%, 03/15/39	9,773	11,631,445
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	13,175	13,032,775
4.45%, 05/19/28 (Call 04/19/28)	13,640	13,393,949
4.65%, 05/19/30 (Call 03/19/30)	3,750	3,679,772
4.75%, 05/19/33 (Call 02/19/33)	19,021	18,496,002
Security	Par (000)	Value

Pharmaceuticals (continued)
5.11%, 05/19/43 (Call 11/19/42)	$3,905	$3,752,369
5.30%, 05/19/53 (Call 11/19/52)	27,695	27,017,661
5.34%, 05/19/63 (Call 11/19/62)	6,750	6,503,790
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25	12,835	12,749,910
Pharmacia LLC, 6.60%, 12/01/28	7,024	7,505,802
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	6,306	6,039,449
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	12,103	11,505,120
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,778	8,095,067
3.03%, 07/09/40 (Call 01/09/40)	5,831	4,206,043
3.18%, 07/09/50 (Call 01/09/50)	7,600	5,050,224
3.38%, 07/09/60 (Call 01/09/60)	3,056	1,969,669
5.00%, 11/26/28 (Call 08/26/28)	10,326	10,247,430
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,302	6,960,683
5.25%, 06/15/46 (Call 12/15/45)	3,777	2,931,925
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,017	3,767,412
2.30%, 06/22/27 (Call 04/22/27)	4,053	3,581,873
2.70%, 06/22/30 (Call 03/22/30)	5,235	4,247,270
3.85%, 06/22/40 (Call 12/22/39)	6,221	4,316,761
4.00%, 06/22/50 (Call 12/22/49)	7,361	4,775,943
Wyeth LLC
5.95%, 04/01/37	11,016	11,621,193
6.00%, 02/15/36	3,079	3,254,056
6.50%, 02/01/34	3,719	4,061,026
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,165	3,449,042
3.00%, 09/12/27 (Call 06/15/27)	4,331	4,033,237
3.00%, 05/15/50 (Call 11/15/49)	670	445,526
3.90%, 08/20/28 (Call 05/20/28)	2,649	2,523,710
3.95%, 09/12/47 (Call 03/12/47)	3,194	2,499,467
4.45%, 08/20/48 (Call 02/20/48)	2,159	1,826,167
4.50%, 11/13/25 (Call 08/13/25)	4,946	4,859,239
4.70%, 02/01/43 (Call 08/01/42)	4,310	3,856,558
5.40%, 11/14/25 (Call 10/14/25)	1,545	1,543,554
5.60%, 11/16/32 (Call 08/16/32)	905	925,668
		1,289,819,330
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,882	1,623,397
3.60%, 09/01/32 (Call 06/01/32)	1,060	900,460
4.45%, 07/15/27 (Call 04/15/27)	1,297	1,244,566
4.80%, 05/03/29 (Call 02/03/29)	2,461	2,355,016
4.95%, 12/15/24 (Call 09/15/24)	1,958	1,936,997
5.95%, 06/01/26 (Call 03/01/26)	2,929	2,943,133
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	4,000	3,068,360
3.70%, 11/15/29 (Call 05/18/29)	5,478	4,992,299
5.13%, 06/30/27 (Call 01/01/27)	3,787	3,754,075
5.88%, 03/31/25 (Call 10/02/24)	6,808	6,808,152
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/24).	1,442	1,372,809
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	2,802	2,306,862
4.00%, 03/01/31 (Call 03/01/26)	2,220	1,955,308
4.50%, 10/01/29 (Call 10/01/24)	2,215	2,065,704
5.95%, 06/30/33 (Call 12/30/32)(e)	2,161	2,145,723

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	$6,210	$6,102,294
5.80%, 06/01/45 (Call 12/01/44)	2,702	2,509,854
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	1,485	1,239,158
5.13%, 05/15/29 (Call 02/15/29)	1,415	1,387,123
5.38%, 07/15/25 (Call 04/15/25)	1,459	1,456,393
5.60%, 04/01/44 (Call 10/01/43)	725	674,223
5.63%, 07/15/27 (Call 04/15/27)	610	615,555
8.13%, 08/16/30	430	487,257
Eastern Energy Gas Holdings LLC, 3.60%,
12/15/24 (Call 09/15/24)	541	528,861
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	3,154	2,747,981
4.60%, 12/15/44 (Call 06/15/44)	2,691	2,156,542
4.80%, 11/01/43 (Call 05/01/43)	2,428	2,048,979
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,300	2,122,652
5.88%, 10/15/25 (Call 07/15/25)	2,757	2,766,748
7.38%, 10/15/45 (Call 04/15/45)	3,074	3,425,133
Series B, 7.50%, 04/15/38	1,935	2,148,212
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,398	2,166,980
2.50%, 01/15/25 (Call 12/15/24)	2,712	2,619,813
2.50%, 02/14/25	1,504	1,448,360
2.50%, 08/01/33 (Call 05/01/33)	5,025	3,924,085
3.13%, 11/15/29 (Call 08/15/29)	4,355	3,869,298
3.40%, 08/01/51 (Call 02/01/51)	2,690	1,816,149
3.70%, 07/15/27 (Call 04/15/27)	3,162	3,007,521
4.00%, 11/15/49 (Call 05/15/49)	1,808	1,339,205
4.25%, 12/01/26 (Call 09/01/26)	3,706	3,605,023
4.50%, 06/10/44 (Call 12/10/43)	1,583	1,273,351
5.50%, 12/01/46 (Call 05/29/46)	1,106	1,023,578
5.70%, 03/08/33 (Call 12/08/32)	3,970	3,971,224
5.90%, 11/15/26 (Call 10/15/26)	2,960	3,011,524
5.97%, 03/08/26 (Call 03/08/24)	674	672,702
6.00%, 11/15/28 (Call 10/15/28)	2,190	2,251,605
6.20%, 11/15/30 (Call 09/15/30)(b)	1,245	1,294,182
6.70%, 11/15/53 (Call 05/15/53)	3,065	3,349,634
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,480	4,307,947
3.75%, 05/15/30 (Call 02/15/30)	4,496	4,037,135
3.90%, 07/15/26 (Call 04/15/26)	2,259	2,169,831
4.00%, 10/01/27 (Call 07/01/27)	2,730	2,579,814
4.05%, 03/15/25 (Call 12/15/24)	4,046	3,968,874
4.15%, 09/15/29 (Call 06/15/29)	2,832	2,626,017
4.20%, 04/15/27 (Call 01/15/27)	2,367	2,264,503
4.40%, 03/15/27 (Call 12/15/26)	3,459	3,327,780
4.75%, 01/15/26 (Call 10/15/25)	4,172	4,101,948
4.90%, 03/15/35 (Call 09/15/34)	1,385	1,258,728
4.95%, 05/15/28 (Call 02/15/28)	1,873	1,825,083
4.95%, 06/15/28 (Call 03/15/28)	4,284	4,184,661
4.95%, 01/15/43 (Call 07/15/42)	1,975	1,618,327
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,570,308
5.00%, 05/15/50 (Call 11/15/49)	7,674	6,458,480
5.15%, 02/01/43 (Call 08/01/42)	2,551	2,150,435
5.15%, 03/15/45 (Call 09/15/44)	1,418	1,229,588
5.25%, 04/15/29 (Call 01/15/29)	5,457	5,364,876
5.30%, 04/01/44 (Call 10/01/43)	3,194	2,789,319
5.30%, 04/15/47 (Call 10/15/46)	4,045	3,503,436
5.35%, 05/15/45 (Call 11/15/44)	3,898	3,402,564
Security	Par (000)	Value

Pipelines (continued)
5.40%, 10/01/47 (Call 04/01/47)	$5,953	$5,242,579
5.50%, 06/01/27 (Call 03/01/27)	3,168	3,165,080
5.55%, 02/15/28 (Call 01/15/28)	2,845	2,857,411
5.75%, 02/15/33 (Call 11/15/32)	3,985	3,964,450
5.95%, 12/01/25 (Call 09/01/25)	1,993	1,999,464
5.95%, 10/01/43 (Call 04/01/43)	1,563	1,444,948
6.00%, 06/15/48 (Call 12/15/47)	4,145	3,960,268
6.05%, 12/01/26 (Call 11/01/26)	4,430	4,490,393
6.05%, 06/01/41 (Call 12/01/40)	2,304	2,200,449
6.10%, 12/01/28 (Call 11/01/28)	1,475	1,510,322
6.10%, 02/15/42	1,715	1,624,612
6.13%, 12/15/45 (Call 06/15/45)	4,023	3,864,864
6.25%, 04/15/49 (Call 10/15/48)	6,969	6,873,202
6.40%, 12/01/30 (Call 10/01/30)	2,730	2,835,872
6.50%, 02/01/42 (Call 08/01/41)	1,227	1,242,109
6.55%, 12/01/33 (Call 09/01/33)	2,795	2,926,896
6.63%, 10/15/36	2,205	2,271,829
7.50%, 07/01/38	2,520	2,754,501
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,704	1,628,664
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	4,431	3,890,870
3.13%, 07/31/29 (Call 04/30/29)	5,261	4,763,786
3.20%, 02/15/52 (Call 08/15/51)	4,690	3,191,770
3.30%, 02/15/53 (Call 08/15/52)	2,530	1,767,915
3.70%, 02/15/26 (Call 11/15/25)	4,637	4,509,002
3.70%, 01/31/51 (Call 07/31/50)	4,222	3,165,202
3.75%, 02/15/25 (Call 11/15/24)	6,193	6,076,792
3.95%, 02/15/27 (Call 11/15/26)	4,244	4,114,463
3.95%, 01/31/60 (Call 07/31/59)	3,212	2,432,863
4.15%, 10/16/28 (Call 07/16/28)	4,846	4,680,613
4.20%, 01/31/50 (Call 07/31/49)	5,065	4,137,781
4.25%, 02/15/48 (Call 08/15/47)	4,675	3,888,465
4.45%, 02/15/43 (Call 08/15/42)	3,781	3,275,289
4.80%, 02/01/49 (Call 08/01/48)	5,098	4,598,989
4.85%, 08/15/42 (Call 02/15/42)	3,274	2,986,283
4.85%, 03/15/44 (Call 09/15/43)	5,237	4,768,446
4.90%, 05/15/46 (Call 11/15/45)	3,027	2,746,881
4.95%, 10/15/54 (Call 04/15/54)	1,937	1,746,287
5.05%, 01/10/26	3,820	3,823,402
5.10%, 02/15/45 (Call 08/15/44)	4,774	4,479,830
5.35%, 01/31/33 (Call 10/31/32)	4,290	4,331,483
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)	2,975	2,581,930
5.70%, 02/15/42	1,407	1,416,421
5.95%, 02/01/41	3,109	3,194,209
6.13%, 10/15/39	2,002	2,089,795
6.45%, 09/01/40	2,350	2,534,735
7.55%, 04/15/38	2,519	2,975,695
Series D, 6.88%, 03/01/33	1,270	1,419,739
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)	4,431	4,062,888
Series H, 6.65%, 10/15/34	1,580	1,740,394
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	2,047	1,661,449
5.00%, 08/15/42 (Call 02/15/42)	3,005	2,538,880
5.00%, 03/01/43 (Call 09/01/42)	3,320	2,788,797
5.40%, 09/01/44 (Call 03/01/44)	2,220	1,946,260
5.50%, 03/01/44 (Call 09/01/43)	3,205	2,857,890
5.63%, 09/01/41	2,152	1,935,819
5.80%, 03/15/35	1,571	1,536,028
6.38%, 03/01/41	2,551	2,507,490

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 02/01/37	$1,411	$1,421,798
6.50%, 09/01/39	2,452	2,449,524
6.55%, 09/15/40	2,148	2,166,311
6.95%, 01/15/38	4,813	5,094,771
7.30%, 08/15/33	1,535	1,674,319
7.40%, 03/15/31	991	1,064,140
7.50%, 11/15/40	1,764	1,908,655
7.75%, 03/15/32	1,346	1,475,933
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,090	2,803,489
2.00%, 02/15/31 (Call 11/15/30)	1,135	902,470
3.25%, 08/01/50 (Call 02/01/50)	3,502	2,231,645
3.60%, 02/15/51 (Call 08/15/50)	1,650	1,107,711
4.30%, 06/01/25 (Call 03/01/25)	7,265	7,135,801
4.30%, 03/01/28 (Call 12/01/27)	5,321	5,125,536
4.80%, 02/01/33 (Call 11/01/32)	3,650	3,396,558
5.05%, 02/15/46 (Call 08/15/45)	3,528	2,960,435
5.20%, 06/01/33 (Call 03/01/33)	3,250	3,113,585
5.20%, 03/01/48 (Call 09/01/47)	3,123	2,693,216
5.30%, 12/01/34 (Call 06/01/34)	3,688	3,490,314
5.45%, 08/01/52 (Call 02/01/52)	3,110	2,784,105
5.55%, 06/01/45 (Call 12/01/44)	6,720	6,075,301
7.75%, 01/15/32	5,159	5,738,059
7.80%, 08/01/31	1,995	2,206,198
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)(b)	1,807	1,589,628
3.95%, 03/01/50 (Call 09/01/49)	3,164	2,235,339
4.20%, 10/03/47 (Call 04/03/47)	2,128	1,569,233
4.25%, 09/15/46 (Call 03/15/46)	1,998	1,481,926
4.85%, 02/01/49 (Call 08/01/48)	2,098	1,712,556
5.00%, 03/01/26 (Call 12/01/25)	3,981	3,928,792
5.15%, 10/15/43 (Call 04/15/43)	2,406	2,094,719
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,653	6,133,943
2.65%, 08/15/30 (Call 05/15/30)	5,498	4,597,328
4.00%, 02/15/25 (Call 11/15/24)	2,190	2,145,429
4.00%, 03/15/28 (Call 12/15/27)	4,535	4,283,658
4.13%, 03/01/27 (Call 12/01/26)	5,972	5,737,443
4.25%, 12/01/27 (Call 09/01/27)	3,877	3,717,627
4.50%, 04/15/38 (Call 10/15/37)	7,575	6,444,782
4.70%, 04/15/48 (Call 10/15/47)	6,114	4,960,435
4.80%, 02/15/29 (Call 11/15/28)	3,520	3,413,083
4.88%, 12/01/24 (Call 09/01/24)	5,014	4,963,853
4.88%, 06/01/25 (Call 03/01/25)	6,037	5,973,364
4.90%, 04/15/58 (Call 10/15/57)	1,261	996,449
4.95%, 09/01/32 (Call 06/01/32)	3,935	3,725,613
4.95%, 03/14/52 (Call 09/14/51)	5,565	4,634,564
5.00%, 03/01/33 (Call 12/01/32)	2,445	2,307,920
5.20%, 03/01/47 (Call 09/01/46)	3,803	3,305,872
5.20%, 12/01/47 (Call 06/01/47)	2,266	1,933,701
5.50%, 02/15/49 (Call 08/15/48)	5,891	5,345,197
5.65%, 03/01/53 (Call 09/01/52)	1,125	1,045,569
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	2,254	2,179,385
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,735	1,633,136
3.10%, 03/15/30 (Call 12/15/29)	1,953	1,694,933
3.40%, 09/01/29 (Call 06/01/29)	3,213	2,869,317
4.00%, 07/13/27 (Call 04/13/27)	2,696	2,565,977
4.35%, 03/15/29 (Call 12/15/28)	3,058	2,886,907
4.45%, 09/01/49 (Call 03/01/49)	2,778	2,157,838
Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/15/50 (Call 09/15/49)	$1,726	$1,351,176
4.55%, 07/15/28 (Call 04/15/28)	3,411	3,278,985
4.90%, 03/15/25 (Call 12/15/24)	4,040	3,998,032
4.95%, 07/13/47 (Call 01/06/47)	3,185	2,681,920
5.20%, 07/15/48 (Call 01/15/48)	3,904	3,426,449
5.55%, 11/01/26 (Call 10/01/26)	4,515	4,549,384
5.65%, 11/01/28 (Call 10/01/28)	3,675	3,702,134
5.80%, 11/01/30 (Call 09/01/30)	2,710	2,728,355
5.85%, 01/15/26 (Call 12/15/25)	2,316	2,333,380
6.00%, 06/15/35	1,109	1,100,905
6.05%, 09/01/33 (Call 06/01/33)	3,975	4,045,914
6.10%, 11/15/32 (Call 08/15/32)	905	922,958
6.35%, 01/15/31 (Call 10/15/30)	2,380	2,459,713
6.63%, 09/01/53 (Call 03/01/53)	2,260	2,375,457
7.15%, 01/15/51 (Call 07/15/50)(b)	1,240	1,342,916
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,620	2,590,145
6.20%, 09/15/43 (Call 03/15/43)	1,322	1,294,947
6.65%, 10/01/36	2,613	2,725,496
6.85%, 10/15/37	2,285	2,402,396
Plains All American Pipeline LP/PAA
Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	3,413	3,047,963
3.80%, 09/15/30 (Call 06/15/30)	2,724	2,429,286
4.30%, 01/31/43 (Call 07/31/42)	1,672	1,260,957
4.50%, 12/15/26 (Call 09/15/26)	4,420	4,300,769
4.65%, 10/15/25 (Call 07/15/25)	4,988	4,889,363
4.70%, 06/15/44 (Call 12/15/43)	2,520	1,989,442
4.90%, 02/15/45 (Call 08/15/44)	2,486	2,014,411
5.15%, 06/01/42 (Call 12/01/41)	2,269	1,915,556
6.65%, 01/15/37	2,967	3,060,446
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	4,788	4,575,792
4.50%, 05/15/30 (Call 11/15/29)	3,147	2,971,606
5.00%, 03/15/27 (Call 09/15/26)	8,438	8,363,412
5.63%, 03/01/25 (Call 12/01/24)	9,032	9,024,198
5.88%, 06/30/26 (Call 12/31/25)	2,767	2,793,616
5.90%, 09/15/37 (Call 03/15/37)	3,205	3,256,489
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,993	2,830,832
3.50%, 03/15/25 (Call 12/15/24)	2,744	2,666,677
4.50%, 03/15/45 (Call 09/15/44)	4,022	3,213,530
5.95%, 09/25/43 (Call 03/25/43)	1,791	1,716,144
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,565	3,101,402
4.20%, 02/01/33 (Call 12/01/32)	2,845	2,511,481
4.88%, 02/01/31 (Call 02/01/26)	3,750	3,491,180
4.95%, 04/15/52 (Call 10/15/51)	2,920	2,391,149
5.00%, 01/15/28 (Call 01/15/24)	2,880	2,795,989
5.20%, 07/01/27 (Call 06/01/27)	3,275	3,252,276
5.50%, 03/01/30 (Call 03/01/25)	4,090	3,955,782
6.13%, 03/15/33 (Call 12/15/32)	2,930	2,980,811
6.15%, 03/01/29 (Call 02/01/29)	1,465	1,497,351
6.25%, 07/01/52 (Call 01/01/52)	2,087	2,036,801
6.50%, 07/15/27 (Call 07/15/24)	4,630	4,680,040
6.50%, 03/30/34 (Call 12/30/33)	2,200	2,299,519
6.50%, 02/15/53 (Call 08/15/52)	3,265	3,315,699
6.88%, 01/15/29 (Call 01/15/24)	2,730	2,776,152
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	4,665	4,415,617
4.38%, 03/13/25 (Call 12/13/24)	3,578	3,513,735

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27 (Call 03/15/24)	$2,103	$2,188,642
7.00%, 10/15/28	1,315	1,384,363
7.63%, 04/01/37	560	622,170
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,172	1,273,649
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	3,404	2,739,106
4.10%, 04/15/30 (Call 01/15/30)	1,655	1,524,796
4.25%, 05/15/28 (Call 02/15/28)	6,449	6,144,546
4.63%, 03/01/34 (Call 12/01/33)	5,189	4,700,631
4.75%, 05/15/38 (Call 11/15/37)	1,955	1,702,875
4.88%, 01/15/26 (Call 10/15/25)	4,110	4,055,827
4.88%, 05/15/48 (Call 11/15/47)	4,220	3,579,281
5.00%, 10/16/43 (Call 04/16/43)	2,986	2,589,378
5.10%, 03/15/49 (Call 09/15/48)	4,656	4,155,534
5.60%, 03/31/34	1,291	1,240,951
5.85%, 03/15/36	2,393	2,368,847
6.10%, 06/01/40	3,101	3,107,414
6.20%, 03/09/26 (Call 03/09/24)	785	785,111
6.20%, 10/15/37	4,468	4,522,771
7.25%, 08/15/38	2,811	3,110,029
7.63%, 01/15/39	3,369	3,833,730
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	3,104	2,740,891
3.95%, 05/15/50 (Call 11/15/49)	2,264	1,696,283
4.00%, 03/15/28 (Call 12/15/27)	1,919	1,817,930
4.45%, 08/01/42 (Call 02/01/42)	1,798	1,478,981
4.60%, 03/15/48 (Call 09/15/47)	2,685	2,234,318
5.40%, 08/15/41 (Call 02/15/41)	2,067	1,896,882
7.85%, 02/01/26 (Call 11/01/25)	5,677	5,914,588
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,996	2,882,006
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	695	673,657
3.95%, 06/01/25 (Call 03/01/25)	705	684,574
4.05%, 02/01/30 (Call 11/01/29)	3,400	3,084,470
4.50%, 03/01/28 (Call 12/01/27)	994	945,507
4.65%, 07/01/26 (Call 04/01/26)	385	374,424
4.75%, 08/15/28 (Call 05/15/28)	465	446,824
5.25%, 02/01/50 (Call 08/01/49)	2,730	2,275,858
5.30%, 03/01/48 (Call 09/01/47)	1,070	882,308
5.45%, 04/01/44 (Call 10/01/43)	840	717,702
5.50%, 08/15/48 (Call 02/15/48)	1,465	1,230,324
6.15%, 04/01/33 (Call 01/01/33)	2,345	2,363,321
6.35%, 01/15/29 (Call 12/15/28)	585	601,054
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(b)	2,362	1,947,157
3.50%, 11/15/30 (Call 08/15/30)	2,924	2,599,185
3.50%, 10/15/51 (Call 04/15/51)	2,295	1,553,068
3.75%, 06/15/27 (Call 03/15/27)	5,759	5,459,741
3.90%, 01/15/25 (Call 10/15/24)	4,865	4,765,426
4.00%, 09/15/25 (Call 06/15/25)	3,996	3,891,465
4.65%, 08/15/32 (Call 05/15/32)	4,010	3,761,808
4.85%, 03/01/48 (Call 09/01/47)	3,466	2,939,795
4.90%, 01/15/45 (Call 07/15/44)	2,086	1,774,513
5.10%, 09/15/45 (Call 03/15/45)	2,783	2,467,633
5.30%, 08/15/28 (Call 07/15/28)	4,015	4,010,481
5.30%, 08/15/52 (Call 02/15/52)	2,120	1,926,267
5.40%, 03/02/26	1,750	1,749,357
5.40%, 03/04/44 (Call 09/04/43)	2,356	2,140,866
Security	Par (000)	Value

Pipelines (continued)
5.65%, 03/15/33 (Call 12/15/32)	$4,225	$4,241,543
5.75%, 06/24/44 (Call 12/24/43)	2,231	2,123,822
5.80%, 11/15/43 (Call 05/15/43)	1,790	1,689,772
6.30%, 04/15/40	5,699	5,786,677
8.75%, 03/15/32	685	801,774
Series A, 7.50%, 01/15/31	1,250	1,362,803
		840,792,689
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,482	1,453,796
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	3,073	2,458,886
4.88%, 03/01/26 (Call 12/01/25)	3,394	3,323,574
5.95%, 08/15/34 (Call 05/15/34)	1,465	1,455,246
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,972	1,481,195
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	550	563,793
		10,736,490
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,190	1,854,424
2.60%, 06/15/33 (Call 03/15/33)	1,691	1,280,145
2.90%, 10/01/30 (Call 07/01/30)	1,304	1,083,278
4.80%, 10/01/32 (Call 07/01/32)	575	522,658
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,460	2,541,702
2.00%, 05/18/32 (Call 02/18/32)	2,256	1,703,200
2.75%, 12/15/29 (Call 09/15/29)	1,641	1,391,387
2.95%, 03/15/34 (Call 12/15/33)	2,475	1,951,484
3.00%, 05/18/51 (Call 11/18/50)	3,275	1,961,911
3.38%, 08/15/31 (Call 05/15/31)	2,155	1,858,082
3.45%, 04/30/25 (Call 02/28/25)	2,060	1,999,009
3.55%, 03/15/52 (Call 09/15/51)	3,780	2,544,990
3.80%, 04/15/26 (Call 02/15/26)	1,841	1,771,295
3.95%, 01/15/27 (Call 10/15/26)	766	729,378
3.95%, 01/15/28 (Call 10/15/27)	1,817	1,706,589
4.00%, 02/01/50 (Call 08/01/49)	2,720	1,986,155
4.30%, 01/15/26 (Call 10/15/25)	1,240	1,206,158
4.50%, 07/30/29 (Call 04/30/29)	1,896	1,789,893
4.70%, 07/01/30 (Call 04/01/30)	1,557	1,457,093
4.75%, 04/15/35 (Call 01/15/35)	1,520	1,391,028
4.85%, 04/15/49 (Call 10/15/48)	1,113	916,473
4.90%, 12/15/30 (Call 09/15/30)	3,225	3,090,727
5.15%, 04/15/53 (Call 10/15/52)	1,940	1,733,071
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	900	689,191
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	630	493,617
3.38%, 07/15/51 (Call 01/15/51)	2,310	1,431,635
3.63%, 04/15/32 (Call 01/15/32)	155	132,966
4.25%, 02/15/28 (Call 11/15/27)	2,720	2,575,962
4.30%, 04/15/52 (Call 10/15/51)	410	305,393
4.90%, 02/15/29 (Call 11/15/28)	2,346	2,255,149
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,785	2,577,172
1.45%, 09/15/26 (Call 08/15/26)	2,702	2,420,233
1.50%, 01/31/28 (Call 11/30/27)	2,663	2,270,090
1.60%, 04/15/26 (Call 03/15/26)	3,061	2,792,266
1.88%, 10/15/30 (Call 07/15/30)	3,491	2,743,051

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.10%, 06/15/30 (Call 03/15/30)	$2,102	$1,697,899
2.30%, 09/15/31 (Call 06/15/31)	3,365	2,668,378
2.40%, 03/15/25 (Call 02/15/25)	1,582	1,517,223
2.70%, 04/15/31 (Call 01/15/31)	3,187	2,624,469
2.75%, 01/15/27 (Call 11/15/26)	3,123	2,875,775
2.90%, 01/15/30 (Call 10/15/29)	2,980	2,562,832
2.95%, 01/15/25 (Call 12/15/24)	3,055	2,957,348
2.95%, 01/15/51 (Call 07/15/50)	4,060	2,488,927
3.10%, 06/15/50 (Call 12/15/49)	3,960	2,486,127
3.13%, 01/15/27 (Call 10/15/26)	2,123	1,973,305
3.38%, 10/15/26 (Call 07/15/26)	4,407	4,159,583
3.55%, 07/15/27 (Call 04/15/27)	2,511	2,360,008
3.60%, 01/15/28 (Call 10/15/27)	3,166	2,946,072
3.65%, 03/15/27 (Call 02/15/27)	2,640	2,490,735
3.70%, 10/15/49 (Call 04/15/49)	2,346	1,650,242
3.80%, 08/15/29 (Call 05/15/29)	5,886	5,402,745
3.95%, 03/15/29 (Call 12/15/28)	3,213	2,979,591
4.00%, 06/01/25 (Call 03/01/25)	4,566	4,450,418
4.05%, 03/15/32 (Call 12/15/31)	2,460	2,201,678
4.40%, 02/15/26 (Call 11/15/25)	2,054	2,005,675
5.25%, 07/15/28 (Call 06/15/28)	2,050	2,033,894
5.50%, 03/15/28 (Call 02/15/28)	2,550	2,549,497
5.55%, 07/15/33 (Call 04/15/33)	2,141	2,118,231
5.65%, 03/15/33 (Call 12/15/32)	3,665	3,653,763
5.80%, 11/15/28 (Call 10/15/28)	4,425	4,485,152
5.90%, 11/15/33 (Call 08/15/33)	4,055	4,124,241
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,925	1,658,432
2.05%, 01/15/32 (Call 10/15/31)	2,915	2,338,427
2.30%, 03/01/30 (Call 12/01/29)	3,038	2,552,973
2.45%, 01/15/31 (Call 10/15/30)	2,444	2,022,012
2.90%, 10/15/26 (Call 07/15/26)	1,692	1,591,853
2.95%, 05/11/26 (Call 02/11/26)	2,845	2,694,613
3.20%, 01/15/28 (Call 10/15/27)	2,173	2,016,867
3.30%, 06/01/29 (Call 03/01/29)	1,848	1,669,592
3.35%, 05/15/27 (Call 02/15/27)	1,007	948,202
3.45%, 06/01/25 (Call 03/03/25)	2,692	2,615,917
3.50%, 11/15/25 (Call 08/15/25)	1,440	1,385,025
3.90%, 10/15/46 (Call 04/15/46)	1,065	796,798
4.15%, 07/01/47 (Call 01/01/47)	980	770,770
4.35%, 04/15/48 (Call 10/15/47)	1,325	1,045,637
5.00%, 02/15/33 (Call 11/15/32)	1,535	1,499,345
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	5,410	3,794,481
2.55%, 04/01/32 (Call 01/01/32)	4,435	3,305,731
2.75%, 10/01/26 (Call 07/01/26)	4,401	3,987,962
2.90%, 03/15/30 (Call 12/15/29)	3,812	3,058,868
3.20%, 01/15/25 (Call 10/15/24)	4,837	4,669,914
3.25%, 01/30/31 (Call 10/30/30)	3,597	2,916,168
3.40%, 06/21/29 (Call 03/21/29)	2,120	1,809,113
3.65%, 02/01/26 (Call 11/03/25)	4,303	4,070,074
4.50%, 12/01/28 (Call 09/01/28)	4,487	4,125,302
6.50%, 01/15/34 (Call 10/15/33)(b)	1,040	1,024,480
6.75%, 12/01/27 (Call 11/01/27)	865	879,497
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	858	740,126
2.50%, 08/16/31 (Call 05/16/31)	2,425	1,915,022
3.85%, 02/01/25 (Call 11/01/24)	2,084	2,026,720
3.90%, 03/15/27 (Call 12/15/26)	956	896,185
4.05%, 07/01/30 (Call 04/01/30)	3,512	3,155,063
4.13%, 06/15/26 (Call 03/15/26)	2,303	2,202,093
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 05/15/29 (Call 02/15/29)	$2,144	$1,961,498
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	2,572	1,891,929
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	3,320	2,862,646
3.15%, 07/01/29 (Call 04/01/29)	2,632	2,364,065
3.35%, 11/01/49 (Call 05/01/49)	1,980	1,362,516
4.10%, 10/15/28 (Call 07/15/28)	1,717	1,630,790
5.85%, 11/03/26 (Call 10/03/26)	990	1,006,103
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,799	1,432,352
2.25%, 03/15/26 (Call 02/15/26)	1,050	964,077
2.75%, 04/15/31 (Call 01/15/31)	1,925	1,476,441
2.90%, 12/01/33 (Call 09/01/33)	1,840	1,332,960
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	5,065	3,416,545
3.25%, 01/15/51 (Call 07/15/50)	3,470	2,229,771
4.75%, 05/15/47 (Call 11/15/46)	1,508	1,225,636
4.80%, 09/01/28 (Call 08/01/28)	2,895	2,799,430
5.00%, 01/11/28 (Call 12/11/27)	3,245	3,168,362
5.10%, 05/01/33 (Call 02/01/33)	2,565	2,454,821
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,655	4,139,169
1.35%, 07/15/25 (Call 06/15/25)(b)	3,085	2,878,667
2.10%, 04/01/31 (Call 01/01/31)	4,770	3,749,306
2.25%, 01/15/31 (Call 10/15/30)	3,597	2,874,373
2.50%, 07/15/31 (Call 04/15/31)	910	731,616
2.90%, 03/15/27 (Call 02/15/27)	2,825	2,596,331
3.10%, 11/15/29 (Call 08/15/29)	1,723	1,497,053
3.30%, 07/01/30 (Call 04/01/30)	3,530	3,062,465
3.65%, 09/01/27 (Call 06/01/27)	5,085	4,751,406
3.70%, 06/15/26 (Call 03/15/26)	3,564	3,403,674
3.80%, 02/15/28 (Call 11/15/27)	4,841	4,508,258
4.00%, 03/01/27 (Call 12/01/26)	2,890	2,748,178
4.00%, 11/15/49 (Call 05/15/49)	1,493	1,090,120
4.15%, 07/01/50 (Call 01/01/50)	2,293	1,717,604
4.30%, 02/15/29 (Call 11/15/28)	3,700	3,469,159
4.45%, 02/15/26 (Call 11/15/25)	4,225	4,120,852
5.20%, 02/15/49 (Call 08/15/48)	1,603	1,398,311
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,825	1,413,952
2.25%, 12/15/28 (Call 10/15/28)	2,632	2,252,494
2.50%, 02/15/32 (Call 11/15/31)	2,655	2,088,116
3.00%, 02/15/30 (Call 11/15/29)	1,010	859,875
3.13%, 09/01/26 (Call 06/01/26)	3,482	3,256,539
4.00%, 11/15/25 (Call 08/15/25)	1,381	1,334,869
4.38%, 02/15/29 (Call 11/15/28)	1,686	1,584,496
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	4,144	3,741,735
3.70%, 08/15/27 (Call 05/15/27)	4,930	4,648,198
4.45%, 07/15/28 (Call 04/15/28)	2,485	2,370,935
5.55%, 01/15/28 (Call 12/15/27)	2,935	2,931,956
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	35	27,147
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,255,584
4.50%, 04/01/25 (Call 01/01/25)	1,000	970,683
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,375,772
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,413,087
4.95%, 04/15/28 (Call 01/15/28)	1,000	914,245
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,554	2,356,794

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.25%, 07/15/25 (Call 06/15/25)	$3,568	$3,324,475
1.45%, 05/15/26 (Call 04/15/26)	3,517	3,202,222
1.55%, 03/15/28 (Call 01/15/28)	2,243	1,917,404
1.80%, 07/15/27 (Call 05/15/27)	2,763	2,441,433
2.00%, 05/15/28 (Call 03/15/28)	2,193	1,904,972
2.15%, 07/15/30 (Call 04/15/30)	1,940	1,577,443
2.50%, 05/15/31 (Call 02/15/31)	815	663,113
2.90%, 11/18/26 (Call 09/18/26)	3,013	2,813,659
2.95%, 09/15/51 (Call 03/15/51)	1,935	1,168,754
3.00%, 07/15/50 (Call 01/15/50)	2,219	1,380,431
3.20%, 11/18/29 (Call 08/18/29)	5,347	4,726,094
3.40%, 02/15/52 (Call 08/15/51)	2,275	1,510,425
3.90%, 04/15/32 (Call 01/15/32)	2,310	2,048,577
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	795	624,583
2.50%, 02/15/30 (Call 11/15/29)	2,498	2,131,673
2.85%, 11/01/26 (Call 08/01/26)	956	894,929
3.00%, 07/01/29 (Call 04/01/29)	2,603	2,322,781
3.25%, 08/01/27 (Call 05/01/27)	1,489	1,386,668
3.38%, 06/01/25 (Call 03/01/25)	1,318	1,276,641
3.50%, 03/01/28 (Call 12/01/27)	2,898	2,714,784
4.00%, 08/01/47 (Call 02/01/47)	1,121	829,794
4.15%, 12/01/28 (Call 09/01/28)	1,725	1,642,785
4.50%, 07/01/44 (Call 01/01/44)	1,620	1,334,211
4.50%, 06/01/45 (Call 12/01/44)	1,620	1,289,162
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,560	1,186,124
1.70%, 03/01/28 (Call 01/01/28)	840	716,743
2.55%, 06/15/31 (Call 03/15/31)	1,120	896,675
2.65%, 03/15/32 (Call 12/15/31)(b)	3,123	2,489,912
2.65%, 09/01/50 (Call 03/01/50)(b)	780	429,839
3.00%, 01/15/30 (Call 10/15/29)	2,670	2,289,517
3.38%, 04/15/26 (Call 01/15/26)	1,874	1,786,864
3.50%, 04/01/25 (Call 01/01/25)	2,151	2,085,300
3.63%, 05/01/27 (Call 02/01/27)	2,010	1,885,470
4.00%, 03/01/29 (Call 12/01/28)	1,656	1,536,938
4.50%, 03/15/48 (Call 09/15/47)(b)	1,865	1,492,574
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,991	1,585,943
2.35%, 03/15/32 (Call 12/15/31)	1,890	1,465,589
2.40%, 10/15/31 (Call 07/15/31)	2,610	2,055,702
2.55%, 06/01/31 (Call 03/01/31)	1,815	1,449,511
3.50%, 07/01/26 (Call 04/01/26)	1,719	1,631,182
3.88%, 12/15/27 (Call 09/15/27)	1,101	1,031,178
3.90%, 04/01/29 (Call 02/01/29)	300	275,459
4.00%, 06/15/29 (Call 03/15/29)	2,523	2,321,216
5.50%, 07/01/30 (Call 05/01/30)	585	576,443
5.70%, 04/01/28 (Call 03/01/28)	915	917,828
5.90%, 01/15/31 (Call 11/15/30)	845	847,367
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	1,299	1,183,197
3.20%, 06/15/29 (Call 03/15/29)	1,783	1,566,954
3.25%, 07/15/27 (Call 04/15/27)	2,839	2,620,746
3.50%, 06/01/30 (Call 03/01/30)	521	454,922
4.50%, 12/01/44 (Call 06/01/44)	1,406	1,084,846
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	1,645	1,629,310
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,475	2,793,201
4.00%, 01/15/30 (Call 10/17/29)	2,938	2,578,631
4.00%, 01/15/31 (Call 10/15/30)	2,872	2,455,362
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 06/01/25 (Call 03/01/25)	$5,830	$5,732,510
5.30%, 01/15/29 (Call 10/15/28)	3,365	3,216,335
5.38%, 04/15/26 (Call 01/15/26)	5,813	5,691,270
5.75%, 06/01/28 (Call 03/03/28)	2,644	2,608,878
6.75%, 12/01/33 (Call 09/01/33)	250	252,392
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,557,096
3.50%, 08/01/26 (Call 05/01/26)	2,757	2,597,616
3.75%, 07/01/27 (Call 04/01/27)	2,793	2,603,364
Healthcare Trust of America Holdings LP,
3.10%, 02/15/30 (Call 11/15/29)	1,890	1,605,683
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,785	1,568,972
2.13%, 12/01/28 (Call 10/01/28)	2,665	2,276,435
2.88%, 01/15/31 (Call 10/15/30)	1,878	1,551,315
3.00%, 01/15/30 (Call 10/15/29)	3,269	2,805,827
3.25%, 07/15/26 (Call 05/15/26)	2,562	2,430,173
3.40%, 02/01/25 (Call 11/01/24)	443	430,576
3.50%, 07/15/29 (Call 04/15/29)	2,106	1,889,814
4.00%, 06/01/25 (Call 03/01/25)	2,611	2,543,265
6.75%, 02/01/41 (Call 08/01/40)	1,338	1,380,910
Healthpeak Properties Interim Inc., 5.25%,
12/15/32 (Call 09/15/32)	3,355	3,244,861
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	841	623,133
3.05%, 02/15/30 (Call 11/15/29)	1,967	1,551,425
3.88%, 03/01/27 (Call 12/01/26)	1,810	1,636,335
4.13%, 03/15/28 (Call 12/15/27)	1,608	1,442,804
4.20%, 04/15/29 (Call 01/15/29)	1,660	1,444,978
7.65%, 02/01/34 (Call 11/01/33)	110	110,752
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,804	2,713,213
Series F, 4.50%, 02/01/26 (Call 11/01/25)	531	514,813
Series H, 3.38%, 12/15/29 (Call 09/16/29)	2,589	2,221,536
Series I, 3.50%, 09/15/30 (Call 06/15/30)	650	555,223
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,710	1,363,740
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,729	1,150,844
3.95%, 11/01/27 (Call 08/01/27)	2,251	1,770,325
4.65%, 04/01/29 (Call 01/01/29)	2,006	1,509,997
5.95%, 02/15/28 (Call 01/15/28)(b)	130	110,063
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,173	888,524
2.30%, 11/15/28 (Call 09/15/28)	2,920	2,495,637
2.70%, 01/15/34 (Call 10/15/33)	1,965	1,478,733
4.15%, 04/15/32 (Call 01/15/32)	1,920	1,683,954
5.45%, 08/15/30 (Call 06/15/30)	1,835	1,774,520
5.50%, 08/15/33 (Call 05/15/33)	3,460	3,305,246
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,533	1,777,042
2.65%, 11/15/33 (Call 08/15/33)	2,225	1,544,866
3.05%, 02/15/30 (Call 11/15/29)	2,222	1,784,253
3.45%, 12/15/24 (Call 09/15/24)	2,607	2,522,900
4.25%, 08/15/29 (Call 05/15/29)(b)	1,763	1,533,518
4.38%, 10/01/25 (Call 07/01/25)	2,281	2,182,353
4.75%, 12/15/28 (Call 09/15/28)	1,929	1,745,852
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	963	823,990
2.25%, 12/01/31 (Call 09/01/31)	1,146	889,372
2.70%, 10/01/30 (Call 07/01/30)	935	776,385
2.80%, 10/01/26 (Call 07/01/26)	2,485	2,310,252

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 04/01/32 (Call 01/01/32)	$41	$34,096
3.30%, 02/01/25 (Call 12/01/24)	1,932	1,875,767
3.70%, 10/01/49 (Call 04/01/49)	817	559,533
3.80%, 04/01/27 (Call 01/01/27)	2,389	2,257,037
4.13%, 12/01/46 (Call 06/01/46)	891	645,927
4.25%, 04/01/45 (Call 10/01/44)	1,777	1,347,394
4.45%, 09/01/47 (Call 03/01/47)	2,570	1,984,885
4.60%, 02/01/33 (Call 11/01/32)	1,905	1,745,315
Kimco Realty OP LLC, 6.40%, 03/01/34 (Call 12/01/33)	1,400	1,453,634
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,067	1,927,159
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	1,121	1,080,060
4.75%, 09/15/30 (Call 06/15/30)	2,365	2,155,073
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	615	470,006
2.70%, 09/15/30 (Call 06/15/30)	808	646,276
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,105	1,883,236
1.70%, 02/15/31 (Call 11/15/30)	2,546	1,990,840
2.75%, 03/15/30 (Call 12/15/29)	1,155	985,461
2.88%, 09/15/51 (Call 03/15/51)	1,210	729,827
3.60%, 06/01/27 (Call 03/01/27)	2,960	2,812,946
3.95%, 03/15/29 (Call 12/15/28)	2,350	2,213,374
4.00%, 11/15/25 (Call 08/15/25)	3,152	3,071,865
4.20%, 06/15/28 (Call 03/15/28)	1,423	1,360,547
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,638	2,005,094
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,312	1,914,990
3.00%, 04/15/52 (Call 10/15/51)	1,053	627,298
3.10%, 04/15/50 (Call 10/15/49)	2,117	1,286,825
3.50%, 10/15/27 (Call 07/15/27)	920	850,629
3.50%, 04/15/51 (Call 01/15/50)	2,447	1,635,202
3.60%, 12/15/26 (Call 09/15/26)	2,107	1,983,907
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,246,624
4.30%, 10/15/28 (Call 07/15/28)	1,120	1,055,929
4.80%, 10/15/48 (Call 04/25/48)	695	555,615
5.60%, 10/15/33 (Call 07/15/33)	1,985	1,941,873
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	2,565	2,563,327
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,663	2,797,108
3.38%, 02/01/31 (Call 11/01/30)	2,449	1,989,222
3.63%, 10/01/29 (Call 07/01/29)	2,507	2,136,978
4.50%, 01/15/25 (Call 10/15/24)	2,420	2,366,312
4.50%, 04/01/27 (Call 01/01/27)	1,720	1,614,877
4.75%, 01/15/28 (Call 10/15/27)	2,272	2,122,868
5.25%, 01/15/26 (Call 10/15/25)	3,680	3,586,215
Phillips Edison Grocery Center Operating
Partnership I LP, 2.63%, 11/15/31
(Call 08/15/31)	2,555	1,962,416
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	3,123	2,468,147
3.95%, 01/15/28 (Call 10/15/27)	2,553	2,374,290
4.30%, 03/15/27 (Call 12/15/26)	396	378,988
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	745	494,265
3.15%, 08/15/30 (Call 05/15/30)	2,018	1,460,618
9.25%, 07/20/28 (Call 06/20/28)	650	664,696
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	$3,028	$2,336,724
1.63%, 03/15/31 (Call 12/15/30)	1,654	1,282,810
1.75%, 07/01/30 (Call 04/01/30)	1,702	1,361,256
1.75%, 02/01/31 (Call 11/01/30)(b)	2,100	1,659,137
2.13%, 04/15/27 (Call 02/15/27)	1,816	1,647,308
2.13%, 10/15/50 (Call 04/15/50)	2,457	1,307,496
2.25%, 04/15/30 (Call 01/15/30)	2,982	2,492,137
2.25%, 01/15/32 (Call 10/15/31)	2,207	1,765,075
2.88%, 11/15/29 (Call 08/15/29)	1,800	1,577,132
3.00%, 04/15/50 (Call 10/15/49)	3,583	2,303,118
3.05%, 03/01/50 (Call 09/01/49)	1,726	1,121,999
3.25%, 06/30/26 (Call 03/30/26)	894	854,805
3.25%, 10/01/26 (Call 07/01/26)	1,780	1,692,730
3.38%, 12/15/27 (Call 09/15/27)	3,570	3,331,543
3.88%, 09/15/28 (Call 06/15/28)	2,292	2,165,062
4.00%, 09/15/28 (Call 06/15/28)	1,431	1,361,917
4.38%, 02/01/29 (Call 11/01/28)	1,546	1,481,909
4.38%, 09/15/48 (Call 03/15/48)	684	550,373
4.63%, 01/15/33 (Call 10/15/32)	2,800	2,661,722
4.75%, 06/15/33 (Call 03/15/33)	1,690	1,613,558
4.88%, 06/15/28 (Call 05/15/28)	2,155	2,134,880
5.13%, 01/15/34 (Call 10/15/33)	2,110	2,074,361
5.25%, 06/15/53 (Call 12/15/52)	2,530	2,387,693
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	2,363	2,153,521
1.50%, 11/09/26 (Call 10/09/26)	2,899	2,631,711
1.85%, 05/01/28 (Call 03/01/28)	2,680	2,335,292
1.95%, 11/09/28 (Call 09/09/28)	2,685	2,321,052
2.25%, 11/09/31 (Call 08/09/31)	2,315	1,869,672
2.30%, 05/01/31 (Call 02/01/31)	2,670	2,192,816
3.09%, 09/15/27 (Call 06/15/27)	2,280	2,133,373
3.39%, 05/01/29 (Call 02/01/29)	2,631	2,420,014
5.10%, 08/01/33 (Call 05/01/33)	530	520,916
5.13%, 01/15/29 (Call 12/15/28)(b)	1,395	1,405,546
5.35%, 08/01/53 (Call 02/01/53)	970	933,563
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,712	2,176,732
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,563	1,405,975
1.80%, 03/15/33 (Call 12/15/32)	1,698	1,242,300
2.20%, 06/15/28 (Call 04/15/28)	1,440	1,256,982
2.85%, 12/15/32 (Call 09/15/32)	666	540,466
3.00%, 01/15/27 (Call 10/15/26)	2,519	2,349,042
3.10%, 12/15/29 (Call 09/15/29)	1,619	1,423,619
3.25%, 06/15/29 (Call 03/15/29)	1,112	997,222
3.25%, 01/15/31 (Call 10/15/30)	4,269	3,704,836
3.40%, 01/15/28 (Call 11/15/27)	2,585	2,402,019
3.65%, 01/15/28 (Call 10/15/27)	2,499	2,343,952
3.88%, 04/15/25 (Call 02/15/25)	3,097	3,029,290
3.95%, 08/15/27 (Call 05/15/27)	3,231	3,077,078
4.13%, 10/15/26 (Call 07/15/26)	2,621	2,538,231
4.63%, 11/01/25 (Call 09/01/25)	2,196	2,162,007
4.65%, 03/15/47 (Call 09/15/46)	2,673	2,319,065
4.70%, 12/15/28 (Call 11/15/28)	1,960	1,909,925
4.85%, 03/15/30 (Call 01/15/30)	830	803,842
4.88%, 06/01/26 (Call 03/01/26)	2,364	2,338,338
4.90%, 07/15/33 (Call 04/15/33)	3,055	2,904,641
5.05%, 01/13/26 (Call 01/13/24)	1,290	1,282,353
5.63%, 10/13/32 (Call 07/13/32)	2,420	2,439,761
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,600	1,394,451

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 02/01/27 (Call 11/01/26)	$576	$544,848
3.70%, 06/15/30 (Call 03/15/30)	923	824,226
4.13%, 03/15/28 (Call 12/15/27)	1,531	1,437,278
4.40%, 02/01/47 (Call 08/01/46)	1,833	1,407,429
4.65%, 03/15/49 (Call 09/15/48)	1,341	1,065,829
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 (Call 09/15/28)	105	105,334
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,078	1,623,272
2.15%, 09/01/31 (Call 06/01/31)	2,075	1,586,568
5.00%, 06/15/28 (Call 05/15/28)	1,370	1,336,932
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,102	3,209,359
3.90%, 10/15/29 (Call 07/15/29)	2,248	1,948,724
5.13%, 08/15/26 (Call 05/15/26)	2,716	2,627,836
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	2,595	2,024,116
2.85%, 01/15/32 (Call 10/15/31)(b)	785	605,874
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,219	2,853,931
1.75%, 02/01/28 (Call 11/01/27)	2,155	1,875,927
2.20%, 02/01/31 (Call 11/01/30)	1,974	1,579,443
2.25%, 01/15/32 (Call 10/15/31)	3,720	2,913,482
2.45%, 09/13/29 (Call 06/13/29)	5,808	4,969,588
2.65%, 07/15/30 (Call 04/15/30)	1,858	1,571,563
2.65%, 02/01/32 (Call 11/01/31)(b)	2,215	1,802,568
3.25%, 11/30/26 (Call 08/30/26)	3,388	3,199,243
3.25%, 09/13/49 (Call 03/13/49)	4,778	3,143,870
3.30%, 01/15/26 (Call 10/15/25)	4,037	3,866,270
3.38%, 06/15/27 (Call 03/15/27)	1,802	1,689,483
3.38%, 12/01/27 (Call 09/01/27)	4,038	3,758,827
3.50%, 09/01/25 (Call 06/01/25)	5,176	4,997,625
3.80%, 07/15/50 (Call 01/15/50)	2,610	1,876,178
4.25%, 10/01/44 (Call 04/01/44)	1,430	1,097,539
4.25%, 11/30/46 (Call 05/30/46)	2,037	1,552,044
4.75%, 03/15/42 (Call 09/15/41)	2,406	2,028,948
5.50%, 03/08/33 (Call 12/08/32)	3,235	3,203,811
5.85%, 03/08/53 (Call 09/08/52)	2,380	2,312,771
6.25%, 01/15/34 (Call 10/15/33)	740	766,567
6.65%, 01/15/54 (Call 07/15/53)(b)	975	1,045,785
6.75%, 02/01/40 (Call 11/01/39)	2,298	2,438,886
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,547	2,459,494
4.25%, 02/01/26 (Call 11/01/25)	2,134	2,057,443
4.70%, 06/01/27 (Call 03/01/27)	2,349	2,266,249
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	255	256,470
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	1,116	970,207
2.70%, 02/15/32 (Call 11/15/31)	805	643,211
3.20%, 01/15/27 (Call 11/15/26)	2,377	2,213,562
3.20%, 02/15/31 (Call 11/15/30)	800	679,699
3.40%, 01/15/30 (Call 10/15/29)(b)	2,010	1,765,704
4.00%, 07/15/29 (Call 04/15/29)	2,322	2,135,299
4.45%, 09/15/26 (Call 06/15/26)	2,016	1,952,967
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,320	1,656,633
2.75%, 11/18/30 (Call 08/18/30)(b)	1,129	832,000
4.50%, 03/15/28 (Call 12/15/27)	1,762	1,570,355
4.63%, 03/15/29 (Call 12/15/28)	2,061	1,797,407
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	$893	$761,041
2.70%, 07/15/31 (Call 04/15/31)	3,272	2,593,345
4.20%, 04/15/32 (Call 01/15/32)	1,690	1,478,764
5.70%, 01/15/33 (Call 10/15/32)	2,375	2,311,951
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	1,635	1,252,172
3.13%, 09/01/26 (Call 06/01/26)	1,508	1,390,399
3.88%, 07/15/27 (Call 04/15/27)(b)	1,770	1,601,357
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,995	1,444,825
2.10%, 08/01/32 (Call 05/01/32)	1,395	1,039,592
2.10%, 06/15/33 (Call 03/15/33)	970	711,606
2.95%, 09/01/26 (Call 06/01/26)	1,225	1,144,919
3.00%, 08/15/31 (Call 05/15/31)	2,408	2,032,085
3.10%, 11/01/34 (Call 08/01/34)	1,058	827,761
3.20%, 01/15/30 (Call 10/15/29)	2,493	2,190,364
3.50%, 07/01/27 (Call 04/01/27)	1,368	1,280,618
3.50%, 01/15/28 (Call 10/15/27)	1,050	969,799
4.40%, 01/26/29 (Call 10/26/28)	1,690	1,595,674
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,460	1,943,040
2.65%, 01/15/25 (Call 12/15/24)	2,561	2,462,554
3.00%, 01/15/30 (Call 10/15/29)	2,070	1,761,967
3.25%, 10/15/26 (Call 07/15/26)	1,024	957,008
3.50%, 02/01/25 (Call 11/01/24)	2,753	2,671,847
3.85%, 04/01/27 (Call 01/01/27)	1,420	1,338,689
4.00%, 03/01/28 (Call 12/01/27)	1,418	1,323,204
4.13%, 01/15/26 (Call 10/15/25)	3,619	3,496,324
4.38%, 02/01/45 (Call 08/01/44)	458	341,610
4.40%, 01/15/29 (Call 10/15/28)	1,594	1,496,780
4.75%, 11/15/30 (Call 08/15/30)	1,115	1,041,227
4.88%, 04/15/49 (Call 10/15/48)	1,642	1,308,805
5.70%, 09/30/43 (Call 03/30/43)	1,710	1,529,845
VICI Properties LP
4.38%, 05/15/25	4,335	4,222,881
4.75%, 02/15/28 (Call 01/15/28)	5,340	5,063,895
4.95%, 02/15/30 (Call 12/15/29)	4,885	4,542,242
5.13%, 05/15/32 (Call 02/15/32)	6,745	6,207,888
5.63%, 05/15/52 (Call 11/15/51)	3,783	3,259,190
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,537	1,331,646
3.40%, 06/01/31 (Call 03/01/31)	1,110	800,756
3.50%, 01/15/25 (Call 11/15/24)	2,303	2,207,189
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	2,205	1,786,206
3.85%, 06/15/32 (Call 03/15/32)	1,760	1,554,530
4.00%, 06/01/25 (Call 03/01/25)	5,963	5,813,009
6.50%, 03/15/41 (Call 09/15/40)	2,417	2,492,525
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,283	1,936,415
2.70%, 02/15/27 (Call 12/15/26)	2,779	2,565,954
2.75%, 01/15/31 (Call 10/15/30)	1,501	1,246,912
2.80%, 06/01/31 (Call 03/01/31)	4,445	3,703,095
3.10%, 01/15/30 (Call 10/15/29)	3,030	2,629,539
4.13%, 03/15/29 (Call 09/15/28)	2,481	2,328,888
4.25%, 04/01/26 (Call 01/01/26)	4,097	3,984,910
4.25%, 04/15/28 (Call 01/15/28)	3,123	2,980,583
4.95%, 09/01/48 (Call 03/01/48)	525	456,510
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	720	612,227

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/29 (Call 08/15/29)	$3,124	$2,883,035
4.00%, 04/15/30 (Call 01/15/30)	3,470	3,198,488
4.00%, 03/09/52 (Call 09/09/51)	664	503,818
4.75%, 05/15/26	2,825	2,783,039
6.95%, 10/01/27	2,159	2,274,444
7.38%, 03/15/32	3,028	3,356,585
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	1,310	967,016
2.40%, 02/01/31 (Call 11/01/30)	1,923	1,553,235
2.45%, 02/01/32 (Call 11/01/31)	2,180	1,687,604
3.85%, 07/15/29 (Call 04/15/29)	2,266	2,049,570
4.00%, 02/01/25 (Call 12/01/24)	2,918	2,856,123
4.25%, 10/01/26 (Call 07/01/26)	1,435	1,383,202
		924,698,226
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,007	834,776
2.40%, 08/01/31 (Call 05/01/31)	2,770	2,109,104
3.80%, 11/15/27 (Call 08/15/27)	1,887	1,728,207
3.85%, 03/01/32 (Call 12/01/31)	2,335	1,970,912
4.50%, 10/01/25 (Call 07/01/25)	2,029	1,976,450
4.75%, 06/01/30 (Call 03/01/30)	2,788	2,588,264
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	766	598,217
3.13%, 04/21/26 (Call 01/21/26)	3,373	3,204,263
3.25%, 04/15/25 (Call 01/15/25)	3,493	3,387,412
3.63%, 04/15/25 (Call 03/15/25)	965	941,217
3.75%, 06/01/27 (Call 03/01/27)	2,564	2,453,488
3.75%, 04/18/29 (Call 01/18/29)	2,940	2,713,084
4.00%, 04/15/30 (Call 01/15/30)	2,615	2,420,102
4.50%, 02/01/28 (Call 01/01/28)	3,270	3,188,686
4.75%, 08/01/32 (Call 05/01/32)	2,720	2,576,499
4.75%, 02/01/33 (Call 11/01/32)	3,280	3,090,122
5.05%, 07/15/26	1,310	1,302,594
5.20%, 08/01/33 (Call 05/01/33)	1,205	1,164,883
6.25%, 11/01/28 (Call 10/01/28)	2,165	2,251,763
6.55%, 11/01/33 (Call 08/01/33)	1,465	1,562,127
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	3,644	2,921,939
4.45%, 10/01/28 (Call 07/01/28)	3,399	3,301,991
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	5,416	4,819,474
1.60%, 04/20/30 (Call 01/20/30)	6,779	5,642,972
1.75%, 04/20/32 (Call 01/20/32)	4,750	3,789,441
3.00%, 05/18/27 (Call 02/18/27)	6,007	5,683,091
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	3,729	3,561,262
4.55%, 02/15/48 (Call 08/15/47)	2,015	1,602,132
6.30%, 10/10/33 (Call 07/10/33)	900	926,394
Dick's Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(b)	3,060	2,486,303
4.10%, 01/15/52 (Call 07/15/51)	3,805	2,539,863
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,928	1,721,158
3.88%, 04/15/27 (Call 01/15/27)	3,516	3,357,722
4.13%, 05/01/28 (Call 02/01/28)	2,467	2,354,719
4.13%, 04/03/50 (Call 10/03/49)	3,120	2,286,825
4.15%, 11/01/25 (Call 08/01/25)	2,277	2,219,945
4.63%, 11/01/27 (Call 10/01/27)	2,632	2,574,798
5.00%, 11/01/32 (Call 08/01/32)(b)	3,445	3,279,953
5.20%, 07/05/28 (Call 06/05/28)(b)	1,385	1,373,465
Security	Par (000)	Value

Retail (continued)
5.45%, 07/05/33 (Call 04/05/33)(b)	$1,510	$1,473,134
5.50%, 11/01/52 (Call 05/01/52)(b)	1,171	1,045,486
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,925	3,198,402
3.38%, 12/01/51 (Call 06/01/51)	2,845	1,807,860
4.00%, 05/15/25 (Call 03/15/25)	4,760	4,637,601
4.20%, 05/15/28 (Call 02/15/28)	5,888	5,598,497
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/24)	2,280	2,181,237
1.88%, 11/01/30 (Call 08/01/30)	3,680	2,850,010
2.75%, 02/01/32 (Call 11/01/31)	800	637,573
6.50%, 11/01/28 (Call 10/01/28)	1,595	1,653,422
6.88%, 11/01/33 (Call 08/01/33)	1,595	1,694,338
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	3,747	3,199,587
1.38%, 03/15/31 (Call 12/15/30)	6,960	5,477,528
1.50%, 09/15/28 (Call 07/15/28)	1,990	1,717,345
1.88%, 09/15/31 (Call 06/15/31)	2,400	1,932,742
2.13%, 09/15/26 (Call 06/15/26)	4,255	3,960,457
2.38%, 03/15/51 (Call 09/15/50)	5,435	3,171,656
2.50%, 04/15/27 (Call 02/15/27)	4,569	4,245,674
2.70%, 04/15/25 (Call 04/15/24)	1,955	1,894,686
2.70%, 04/15/30 (Call 01/15/30)	6,916	6,095,736
2.75%, 09/15/51 (Call 03/15/51)	2,510	1,582,242
2.80%, 09/14/27 (Call 06/14/27)	4,364	4,070,707
2.88%, 04/15/27 (Call 03/15/27)	2,850	2,679,010
2.95%, 06/15/29 (Call 03/15/29)	3,711	3,396,187
3.00%, 04/01/26 (Call 01/01/26)	5,742	5,510,335
3.13%, 12/15/49 (Call 06/15/49)	5,524	3,803,835
3.25%, 04/15/32 (Call 01/15/32)	5,995	5,323,957
3.30%, 04/15/40 (Call 10/15/39)	3,717	2,897,445
3.35%, 09/15/25 (Call 06/15/25)	2,825	2,751,655
3.35%, 04/15/50 (Call 10/15/49)	5,656	4,073,604
3.50%, 09/15/56 (Call 03/15/56)	3,525	2,530,181
3.63%, 04/15/52 (Call 10/15/51)	6,250	4,698,780
3.90%, 12/06/28 (Call 09/06/28)	5,523	5,313,056
3.90%, 06/15/47 (Call 12/15/46)	4,750	3,798,875
4.00%, 09/15/25 (Call 08/15/25)	1,445	1,421,281
4.20%, 04/01/43 (Call 10/01/42)	5,014	4,298,498
4.25%, 04/01/46 (Call 10/01/45)	6,370	5,386,126
4.40%, 03/15/45 (Call 09/15/44)	3,447	3,003,270
4.50%, 09/15/32 (Call 06/15/32)(b)	2,330	2,281,601
4.50%, 12/06/48 (Call 06/06/48)	6,133	5,412,175
4.88%, 02/15/44 (Call 08/15/43)	4,275	3,988,345
4.90%, 04/15/29 (Call 03/15/29)	1,920	1,923,724
4.95%, 09/30/26 (Call 08/30/26)	1,940	1,943,959
4.95%, 09/15/52 (Call 03/15/52)(b)	1,640	1,553,856
5.40%, 09/15/40 (Call 03/15/40)	2,663	2,665,662
5.88%, 12/16/36	11,593	12,376,594
5.95%, 04/01/41 (Call 10/01/40)	4,565	4,809,221
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,637	4,839,232
1.70%, 09/15/28 (Call 07/15/28)	3,858	3,322,546
1.70%, 10/15/30 (Call 07/15/30)	4,788	3,820,630
2.50%, 04/15/26 (Call 01/15/26)	3,787	3,565,069
2.63%, 04/01/31 (Call 01/01/31)	5,957	5,005,236
2.80%, 09/15/41 (Call 03/15/41)	4,201	2,851,548
3.00%, 10/15/50 (Call 04/15/50)	5,028	3,168,236
3.10%, 05/03/27 (Call 02/03/27)	5,536	5,213,125
3.35%, 04/01/27 (Call 03/01/27)	2,753	2,612,306
3.38%, 09/15/25 (Call 06/15/25)	4,987	4,818,008

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 04/01/51 (Call 10/01/50)	$4,422	$3,034,608
3.65%, 04/05/29 (Call 01/05/29)	5,143	4,806,073
3.70%, 04/15/46 (Call 10/15/45)	7,651	5,623,086
3.75%, 04/01/32 (Call 01/01/32)	5,790	5,181,822
4.00%, 04/15/25 (Call 03/15/25)	3,817	3,742,983
4.05%, 05/03/47 (Call 11/03/46)	6,024	4,650,301
4.25%, 04/01/52 (Call 10/01/51)	4,545	3,566,016
4.38%, 09/15/45 (Call 03/15/45)	2,315	1,889,327
4.40%, 09/08/25	2,415	2,380,830
4.45%, 04/01/62 (Call 10/01/61)	2,865	2,215,132
4.50%, 04/15/30 (Call 01/15/30)	5,109	4,927,915
4.55%, 04/05/49 (Call 10/05/48)	1,918	1,574,059
4.65%, 04/15/42 (Call 10/15/41)	2,380	2,069,712
4.80%, 04/01/26 (Call 03/01/26)	2,605	2,584,457
5.00%, 04/15/33 (Call 01/15/33)(b)	3,840	3,757,171
5.00%, 04/15/40 (Call 10/15/39)	2,471	2,244,795
5.13%, 04/15/50 (Call 10/15/49)	1,080	969,021
5.15%, 07/01/33 (Call 04/01/33)	3,695	3,629,975
5.50%, 10/15/35	593	595,969
5.63%, 04/15/53 (Call 10/15/52)	4,580	4,451,828
5.75%, 07/01/53 (Call 01/01/53)	1,215	1,197,930
5.80%, 09/15/62 (Call 03/15/62)	3,445	3,325,607
5.85%, 04/01/63 (Call 10/01/62)	3,740	3,627,901
6.50%, 03/15/29	3,135	3,326,793
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,970	1,846,436
2.13%, 03/01/30 (Call 12/01/29)	3,090	2,624,505
2.63%, 09/01/29 (Call 06/01/29)	5,053	4,498,916
3.30%, 07/01/25 (Call 06/15/25)	5,386	5,228,133
3.38%, 05/26/25 (Call 02/26/25)	2,600	2,531,597
3.50%, 03/01/27 (Call 12/01/26)	4,309	4,126,705
3.50%, 07/01/27 (Call 05/01/27)	4,758	4,530,168
3.60%, 07/01/30 (Call 04/01/30)	2,865	2,643,969
3.63%, 05/01/43	1,981	1,520,205
3.63%, 09/01/49 (Call 03/01/49)	6,992	5,199,432
3.70%, 01/30/26 (Call 10/30/25)	5,465	5,311,535
3.70%, 02/15/42	2,926	2,307,256
3.80%, 04/01/28 (Call 01/01/28)	4,856	4,645,392
4.20%, 04/01/50 (Call 10/01/49)	3,261	2,654,453
4.45%, 03/01/47 (Call 09/01/46)	4,280	3,652,601
4.45%, 09/01/48 (Call 03/01/48)	3,200	2,744,935
4.60%, 09/09/32 (Call 06/09/32)(b)	395	386,229
4.60%, 05/26/45 (Call 11/26/44)	2,704	2,378,376
4.70%, 12/09/35 (Call 06/09/35)	4,661	4,408,387
4.80%, 08/14/28 (Call 07/14/28)	1,930	1,924,649
4.88%, 07/15/40	1,597	1,472,261
4.88%, 12/09/45 (Call 06/09/45)	6,530	5,936,470
4.95%, 08/14/33 (Call 05/14/33)	3,030	3,003,381
5.15%, 09/09/52 (Call 03/09/52)	475	445,907
5.45%, 08/14/53 (Call 02/14/53)	3,130	3,084,878
5.70%, 02/01/39	2,324	2,357,734
6.30%, 10/15/37	3,228	3,499,680
6.30%, 03/01/38	2,873	3,123,882
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,285	1,007,902
3.55%, 03/15/26 (Call 12/15/25)	3,088	2,973,135
3.60%, 09/01/27 (Call 06/01/27)	2,731	2,591,350
3.90%, 06/01/29 (Call 03/01/29)	2,557	2,400,603
4.20%, 04/01/30 (Call 01/01/30)	2,961	2,776,160
4.35%, 06/01/28 (Call 03/01/28)	1,950	1,896,368
4.70%, 06/15/32 (Call 03/15/32)	4,130	3,945,469
Security	Par (000)	Value

Retail (continued)
5.75%, 11/20/26 (Call 10/20/26)	$1,480	$1,497,482
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,765	3,387,683
1.88%, 04/15/31 (Call 01/15/31)	1,785	1,402,883
4.60%, 04/15/25 (Call 03/15/25)	3,019	2,981,817
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(b)	3,756	3,425,264
2.25%, 03/12/30 (Call 12/12/29)	3,750	3,190,069
2.45%, 06/15/26 (Call 03/15/26)	1,976	1,856,726
2.55%, 11/15/30 (Call 08/15/30)	5,031	4,302,971
3.00%, 02/14/32 (Call 11/14/31)(b)	3,985	3,444,307
3.35%, 03/12/50 (Call 09/12/49)	3,765	2,614,882
3.50%, 03/01/28 (Call 12/01/27)	2,676	2,524,196
3.50%, 11/15/50 (Call 05/15/50)	3,525	2,543,715
3.55%, 08/15/29 (Call 05/15/29)	3,720	3,479,121
3.75%, 12/01/47 (Call 06/01/47)	3,299	2,465,512
3.80%, 08/15/25 (Call 06/15/25)	4,201	4,097,593
4.00%, 11/15/28 (Call 08/15/28)	4,050	3,882,871
4.30%, 06/15/45 (Call 12/10/44)	2,851	2,375,533
4.45%, 08/15/49 (Call 02/15/49)	2,119	1,793,988
4.50%, 11/15/48 (Call 05/15/48)	5,060	4,324,541
4.75%, 02/15/26 (Call 01/15/26)	2,065	2,052,216
4.80%, 02/15/33 (Call 11/15/32)(b)	2,125	2,091,373
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	4,075	3,748,337
2.25%, 04/15/25 (Call 03/15/25)	8,293	7,977,781
2.35%, 02/15/30 (Call 11/15/29)	3,101	2,687,323
2.50%, 04/15/26	5,016	4,778,129
2.65%, 09/15/30 (Call 06/15/30)	2,604	2,262,728
2.95%, 01/15/52 (Call 07/15/51)	4,810	3,145,023
3.38%, 04/15/29 (Call 01/15/29)	4,953	4,653,859
3.63%, 04/15/46	3,288	2,527,680
3.90%, 11/15/47 (Call 05/15/47)	3,062	2,441,890
4.00%, 07/01/42	2,446	2,074,970
4.40%, 01/15/33 (Call 10/15/32)(b)	2,650	2,543,929
4.50%, 09/15/32 (Call 06/15/32)(b)	4,385	4,239,501
4.80%, 01/15/53 (Call 07/15/52)	5,176	4,734,175
6.35%, 11/01/32	141	153,354
6.50%, 10/15/37	1,448	1,603,118
7.00%, 01/15/38	940	1,089,078
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	976	831,857
1.60%, 05/15/31 (Call 02/15/31)	375	296,681
2.25%, 09/15/26 (Call 06/15/26)	7,325	6,835,286
3.88%, 04/15/30 (Call 01/15/30)	3,380	3,161,966
4.50%, 04/15/50 (Call 10/15/49)(b)	2,665	2,334,339
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	2,885	2,284,538
5.25%, 05/15/33 (Call 02/15/33)	1,030	1,008,168
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	2,000	1,670,120
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,128,069
4.10%, 04/15/50 (Call 10/15/49)(b)	1,850	1,201,800
4.50%, 11/18/34 (Call 05/18/34)	25	21,032
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	1,257	1,117,350
2.50%, 09/22/41 (Call 03/22/41)	5,516	3,837,281
2.65%, 12/15/24 (Call 10/15/24)	635	617,925
2.65%, 09/22/51 (Call 03/22/51)	6,195	4,011,754
2.95%, 09/24/49 (Call 03/24/49)	1,158	803,316
3.05%, 07/08/26 (Call 05/08/26)	910	872,662

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.25%, 07/08/29 (Call 04/08/29)	$2,363	$2,211,095
3.55%, 06/26/25 (Call 04/26/25)	760	744,719
3.63%, 12/15/47 (Call 06/15/47)	875	689,009
3.70%, 06/26/28 (Call 03/26/28)	4,307	4,175,705
3.90%, 04/15/28 (Call 03/15/28)	2,800	2,725,398
3.95%, 06/28/38 (Call 12/28/37)	1,740	1,560,856
4.00%, 04/15/26 (Call 03/15/26)	2,255	2,220,731
4.00%, 04/15/30 (Call 02/15/30)	3,875	3,756,850
4.00%, 04/11/43 (Call 10/11/42)	185	158,397
4.05%, 06/29/48 (Call 12/29/47)	3,325	2,850,677
4.10%, 04/15/33 (Call 01/15/33)	3,705	3,526,606
4.15%, 09/09/32 (Call 06/09/32)	4,050	3,915,090
4.50%, 09/09/52 (Call 03/09/52)	2,860	2,605,227
4.50%, 04/15/53 (Call 10/15/52)	8,790	8,009,677
5.00%, 10/25/40	235	235,591
5.25%, 09/01/35	1,870	1,958,022
5.63%, 04/01/40	1,466	1,546,463
5.63%, 04/15/41	85	89,714
5.88%, 04/05/27(b)	330	345,404
6.20%, 04/15/38	1,034	1,162,091
6.50%, 08/15/37	5,625	6,474,538
7.55%, 02/15/30	2,550	2,960,015
		678,092,712
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,325	3,098,183
4.39%, 06/01/52 (Call 12/01/51)	2,560	2,239,493
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,080	2,665,988
2.10%, 10/01/31 (Call 07/01/31)	2,845	2,318,174
2.80%, 10/01/41 (Call 04/01/41)	2,705	1,900,019
2.95%, 04/01/25 (Call 03/01/25)	1,881	1,825,483
2.95%, 10/01/51 (Call 04/01/51)	3,740	2,469,130
3.45%, 06/15/27 (Call 03/15/27)	2,757	2,612,556
3.50%, 12/05/26 (Call 09/05/26)	5,373	5,162,093
5.30%, 12/15/45 (Call 06/15/45)(b)	300	282,958
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	5,195	4,287,339
2.75%, 06/01/50 (Call 12/01/49)(b)	3,101	2,055,947
3.30%, 04/01/27 (Call 01/01/27)	5,795	5,530,586
3.90%, 10/01/25 (Call 07/01/25)	3,481	3,406,870
4.35%, 04/01/47 (Call 10/01/46)	4,287	3,761,789
5.10%, 10/01/35 (Call 04/01/35)	2,034	2,056,228
5.85%, 06/15/41	2,759	2,890,598
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	877	852,528
3.50%, 01/15/28 (Call 10/15/27)	4,244	3,973,154
3.88%, 01/15/27 (Call 10/15/26)	15,392	14,795,448
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(e)	210	184,683
2.45%, 02/15/31 (Call 11/15/30)(e)	10,620	8,737,232
2.60%, 02/15/33 (Call 11/15/32)(e)	5,020	3,954,634
3.14%, 11/15/35 (Call 08/15/35)(e)	4,425	3,446,052
3.15%, 11/15/25 (Call 10/15/25)	4,043	3,879,751
3.19%, 11/15/36 (Call 08/15/36)(e)	2,140	1,634,683
3.42%, 04/15/33 (Call 01/15/33)(e)	15,391	12,940,411
3.46%, 09/15/26 (Call 07/15/26)	1,575	1,503,198
3.47%, 04/15/34 (Call 01/15/34)(e)	12,720	10,578,190
3.50%, 02/15/41 (Call 08/15/40)(e)	10,268	7,665,236
3.75%, 02/15/51 (Call 08/15/50)(e)	5,496	3,984,035
Security	Par (000)	Value

Semiconductors (continued)
4.00%, 04/15/29 (Call 02/15/29)(e)	$4,110	$3,847,761
4.11%, 09/15/28 (Call 06/15/28)	490	468,560
4.15%, 11/15/30 (Call 08/15/30)	4,865	4,503,338
4.15%, 04/15/32 (Call 01/15/32)(e)	4,505	4,077,977
4.30%, 11/15/32 (Call 08/15/32)	8,069	7,412,448
4.75%, 04/15/29 (Call 01/15/29)	985	959,915
4.93%, 05/15/37 (Call 02/15/37)(e)	19,590	17,948,598
5.00%, 04/15/30 (Call 01/15/30)	790	781,138
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,573	3,962,824
2.00%, 08/12/31 (Call 05/12/31)	5,105	4,179,488
2.45%, 11/15/29 (Call 08/15/29)	8,147	7,167,948
2.60%, 05/19/26 (Call 02/19/26)	4,611	4,369,389
2.80%, 08/12/41 (Call 02/12/41)	3,125	2,209,578
3.05%, 08/12/51 (Call 02/12/51)	2,520	1,664,587
3.10%, 02/15/60 (Call 08/15/59)	4,330	2,768,158
3.15%, 05/11/27 (Call 02/11/27)	3,678	3,479,235
3.20%, 08/12/61 (Call 02/12/61)	2,120	1,353,266
3.25%, 11/15/49 (Call 05/15/49)	10,678	7,383,847
3.40%, 03/25/25 (Call 02/25/25)	5,912	5,774,155
3.70%, 07/29/25 (Call 04/29/25)	8,692	8,493,002
3.73%, 12/08/47 (Call 06/08/47)	7,070	5,429,402
3.75%, 03/25/27 (Call 01/25/27)	4,860	4,694,688
3.75%, 08/05/27 (Call 07/05/27)(b)	4,255	4,098,025
3.90%, 03/25/30 (Call 12/25/29)	6,389	6,047,657
4.00%, 08/05/29 (Call 06/05/29)	3,440	3,295,690
4.00%, 12/15/32	3,496	3,273,309
4.10%, 05/19/46 (Call 11/19/45)	5,062	4,146,980
4.10%, 05/11/47 (Call 11/11/46).	5,178	4,204,322
4.15%, 08/05/32 (Call 05/05/32)	3,095	2,933,047
4.25%, 12/15/42	4,557	3,888,736
4.60%, 03/25/40 (Call 09/25/39)	5,234	4,860,534
4.75%, 03/25/50 (Call 09/25/49)	7,279	6,461,268
4.80%, 10/01/41	1,165	1,072,632
4.88%, 02/10/26	6,355	6,351,265
4.88%, 02/10/28 (Call 01/10/28)	5,851	5,854,988
4.90%, 07/29/45 (Call 01/29/45)	2,096	1,997,187
4.90%, 08/05/52 (Call 02/05/52)	3,780	3,455,853
4.95%, 03/25/60 (Call 09/25/59)(b)	3,739	3,439,145
5.05%, 08/05/62 (Call 02/05/62)	3,280	3,022,636
5.13%, 02/10/30 (Call 12/10/29)	5,420	5,488,464
5.20%, 02/10/33 (Call 11/10/32)	7,965	8,073,534
5.63%, 02/10/43 (Call 08/10/42)	4,160	4,231,268
5.70%, 02/10/53 (Call 08/10/52)	6,750	6,865,973
5.90%, 02/10/63 (Call 08/10/62)	5,035	5,255,280
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,043	2,171,760
4.10%, 03/15/29 (Call 12/15/28)	5,613	5,437,071
4.65%, 07/15/32 (Call 04/15/32)	2,205	2,165,500
4.95%, 07/15/52 (Call 01/15/52)	4,575	4,299,575
5.00%, 03/15/49 (Call 09/15/48)	1,769	1,643,490
5.25%, 07/15/62 (Call 01/15/62)	3,660	3,518,872
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,965	3,291,243
2.88%, 06/15/50 (Call 12/15/49)	3,159	2,066,414
3.13%, 06/15/60 (Call 12/15/59)	3,256	2,064,153
3.75%, 03/15/26 (Call 01/15/26)	4,380	4,258,852
3.80%, 03/15/25 (Call 12/15/24)	2,832	2,778,534
4.00%, 03/15/29 (Call 12/15/28)	4,266	4,111,972
4.88%, 03/15/49 (Call 09/15/48)	3,265	3,013,768

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	$3,315	$3,046,465
2.45%, 04/15/28 (Call 02/15/28)	3,362	2,966,110
2.95%, 04/15/31 (Call 01/15/31)	3,110	2,600,923
4.88%, 06/22/28 (Call 03/22/28)	550	533,389
5.75%, 02/15/29 (Call 01/15/29)	995	1,004,248
5.95%, 09/15/33 (Call 06/15/33)	1,345	1,362,085
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/24)	5,665	5,521,058
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,427	3,547,998
3.37%, 11/01/41 (Call 05/01/41)	1,910	1,336,647
3.48%, 11/01/51 (Call 05/01/51)	2,470	1,642,716
4.19%, 02/15/27 (Call 12/15/26)	3,959	3,807,699
4.66%, 02/15/30 (Call 11/15/29)	3,672	3,477,198
4.98%, 02/06/26 (Call 12/06/25)	3,116	3,084,294
5.33%, 02/06/29 (Call 11/06/28)	3,029	2,993,687
5.38%, 04/15/28 (Call 03/15/28)	2,745	2,730,183
5.88%, 02/09/33 (Call 11/09/32)	2,520	2,528,136
5.88%, 09/15/33 (Call 06/15/33)	3,725	3,729,133
6.75%, 11/01/29 (Call 09/01/29)	4,570	4,790,161
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	7,170	6,286,504
2.00%, 06/15/31 (Call 03/15/31)	4,053	3,354,562
2.85%, 04/01/30 (Call 01/01/30)	5,442	4,883,006
3.20%, 09/16/26 (Call 06/16/26)	4,477	4,304,938
3.50%, 04/01/40 (Call 10/01/39)	4,058	3,340,213
3.50%, 04/01/50 (Call 10/01/49)	7,837	6,064,636
3.70%, 04/01/60 (Call 10/01/59)	2,810	2,156,245
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	2,520	2,511,972
5.55%, 12/01/28 (Call 09/01/28)	2,692	2,700,966
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,319	3,502,580
2.65%, 02/15/32 (Call 11/15/31)	4,166	3,355,949
2.70%, 05/01/25 (Call 04/01/25)	2,514	2,410,320
3.13%, 02/15/42 (Call 08/15/41)	2,225	1,527,686
3.15%, 05/01/27 (Call 03/01/27)	3,435	3,192,565
3.25%, 05/11/41 (Call 11/11/40)	3,835	2,737,431
3.25%, 11/30/51 (Call 05/30/51)	2,035	1,329,557
3.40%, 05/01/30 (Call 02/01/30)	3,988	3,515,525
3.88%, 06/18/26 (Call 04/18/26)	3,710	3,570,704
4.30%, 06/18/29 (Call 03/18/29)	4,774	4,496,302
4.40%, 06/01/27 (Call 05/01/27)	980	947,975
5.00%, 01/15/33 (Call 10/15/32)	4,270	4,078,049
Qorvo Inc.
1.75%, 12/15/24	2,935	2,806,599
4.38%, 10/15/29 (Call 10/15/24)	4,610	4,182,790
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,425	3,828,691
1.65%, 05/20/32 (Call 02/20/32)	5,048	3,946,806
2.15%, 05/20/30 (Call 02/20/30)	6,095	5,198,121
3.25%, 05/20/27 (Call 02/20/27)	9,232	8,796,591
3.25%, 05/20/50 (Call 11/20/49)(b)	4,024	2,898,756
3.45%, 05/20/25 (Call 02/20/25)(b)	966	943,053
4.25%, 05/20/32 (Call 02/20/32)	1,941	1,862,287
4.30%, 05/20/47 (Call 11/20/46)	7,115	6,110,094
4.50%, 05/20/52 (Call 11/20/51)	4,545	3,937,537
4.65%, 05/20/35 (Call 11/20/34)	5,327	5,228,225
4.80%, 05/20/45 (Call 11/20/44)	4,201	3,922,045
5.40%, 05/20/33 (Call 02/20/33)(b)	3,595	3,742,382
Security	Par (000)	Value

Semiconductors (continued)
6.00%, 05/20/53 (Call 11/20/52)	$4,220	$4,573,358
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	3,085	2,832,302
3.00%, 06/01/31 (Call 03/01/31)	2,970	2,415,542
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	840	763,122
1.38%, 03/12/25 (Call 02/12/25)	4,308	4,111,805
1.75%, 05/04/30 (Call 02/04/30)	4,580	3,833,654
1.90%, 09/15/31 (Call 06/15/31)	2,675	2,196,107
2.25%, 09/04/29 (Call 06/04/29)	3,273	2,863,303
2.70%, 09/15/51 (Call 03/15/51)	2,800	1,763,268
2.90%, 11/03/27 (Call 08/03/27)	3,076	2,875,769
3.65%, 08/16/32 (Call 05/16/32)	3,200	2,916,975
3.88%, 03/15/39 (Call 09/15/38)	3,068	2,671,011
4.10%, 08/16/52 (Call 02/16/52)	1,301	1,061,487
4.15%, 05/15/48 (Call 11/15/47)	5,726	4,851,786
4.60%, 02/15/28 (Call 01/15/28)	2,695	2,691,807
4.90%, 03/14/33 (Call 12/14/32)	2,350	2,344,700
5.00%, 03/14/53 (Call 09/14/52)	2,380	2,282,088
5.05%, 05/18/63 (Call 11/18/62)	2,095	1,982,356
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	6,795	6,176,987
2.50%, 10/25/31 (Call 07/25/31)	5,465	4,515,519
3.13%, 10/25/41 (Call 04/25/41)	5,245	3,949,843
3.25%, 10/25/51 (Call 04/25/51)	4,380	3,121,040
3.88%, 04/22/27 (Call 03/22/27)	1,055	1,019,050
4.13%, 04/22/29 (Call 02/22/29)(b)	855	821,227
4.25%, 04/22/32 (Call 01/22/32)(b)	1,485	1,420,067
4.50%, 04/22/52 (Call 10/22/51)(b)	1,425	1,290,061
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,216	3,598,888
		622,077,882
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,804	2,398,956
3.48%, 12/01/27 (Call 09/01/27)	2,911	2,708,459
3.84%, 05/01/25 (Call 04/01/25)	2,500	2,434,887
4.20%, 05/01/30 (Call 02/01/30)	1,625	1,495,573
		9,037,875
Software — 0.7%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	3,878	3,738,602
2.15%, 02/01/27 (Call 12/01/26)	4,476	4,140,576
2.30%, 02/01/30 (Call 11/01/29)	6,571	5,709,989
3.25%, 02/01/25 (Call 11/01/24)	3,473	3,400,858
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	4,535	3,722,834
2.85%, 01/15/30 (Call 10/15/29)	2,662	2,337,332
3.50%, 06/15/27 (Call 03/15/27)	3,905	3,714,703
4.38%, 06/15/25 (Call 03/15/25)	3,492	3,444,243
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,886	4,025,686
2.90%, 12/01/29 (Call 09/01/29)	4,193	3,635,686
3.40%, 06/27/26 (Call 03/27/26)	3,149	2,997,481
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	2,540	2,538,273
6.65%, 08/02/26 (Call 07/02/26)	2,740	2,759,753
6.85%, 08/02/33 (Call 05/02/33)	2,180	2,136,836
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	3,467	2,775,204
2.95%, 02/15/51 (Call 08/15/50)	3,108	2,009,859

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.80%, 03/01/26 (Call 12/01/25)(b)	$3,002	$2,986,112
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	6,248	5,701,784
1.65%, 03/01/28 (Call 01/01/28)	3,689	3,206,089
2.25%, 03/01/31 (Call 12/01/30)	6,455	5,236,661
3.10%, 03/01/41 (Call 09/01/40)	2,990	2,090,319
3.75%, 05/21/29 (Call 02/21/29)	60	56,023
4.50%, 07/15/25	2,185	2,150,311
4.50%, 08/15/46 (Call 02/15/46)	1,212	961,938
4.70%, 07/15/27 (Call 06/15/27)	2,695	2,650,190
5.10%, 07/15/32 (Call 04/15/32)(b)	2,270	2,235,797
5.63%, 07/15/52 (Call 01/15/52)	2,105	2,028,975
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	2,475	2,239,996
2.65%, 06/01/30 (Call 03/01/30)	5,179	4,396,908
3.20%, 07/01/26 (Call 05/01/26)	8,374	7,951,228
3.50%, 07/01/29 (Call 04/01/29)	9,045	8,271,686
3.85%, 06/01/25 (Call 03/01/25)	5,330	5,201,119
4.20%, 10/01/28 (Call 07/01/28)	3,732	3,564,284
4.40%, 07/01/49 (Call 01/01/49)	7,875	6,460,719
5.38%, 08/21/28 (Call 07/21/28)	2,310	2,328,621
5.45%, 03/02/28 (Call 02/02/28)	3,230	3,257,251
5.60%, 03/02/33 (Call 12/02/32)	1,530	1,536,232
5.63%, 08/21/33 (Call 05/21/33)	2,480	2,495,347
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,895	4,573,973
1.35%, 07/15/27 (Call 05/15/27)	4,329	3,829,998
1.65%, 07/15/30 (Call 04/15/30)	4,282	3,468,732
5.13%, 09/15/28 (Call 08/15/28)	3,420	3,451,721
5.20%, 09/15/33 (Call 06/15/33)	3,360	3,386,067
5.25%, 09/15/26 (Call 08/15/26)	2,735	2,754,750
5.50%, 09/15/53 (Call 03/15/53)	1,365	1,401,883
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(e)	3,585	2,900,320
2.40%, 08/08/26 (Call 05/08/26)	15,290	14,459,672
2.50%, 09/15/50 (Call 03/15/50)(e)	5,073	3,219,373
2.53%, 06/01/50 (Call 12/01/49)	31,280	20,111,474
2.68%, 06/01/60 (Call 12/01/59)	14,993	9,431,866
2.70%, 02/12/25 (Call 11/12/24)	7,250	7,053,729
2.92%, 03/17/52 (Call 09/17/51)	29,696	20,521,474
3.04%, 03/17/62 (Call 09/17/61)	8,889	6,036,731
3.13%, 11/03/25 (Call 08/03/25)	7,586	7,353,763
3.30%, 02/06/27 (Call 11/06/26)	14,710	14,153,850
3.40%, 09/15/26 (Call 06/15/26)(e)	4,850	4,683,870
3.40%, 06/15/27 (Call 03/15/27)(e)	3,035	2,900,407
3.45%, 08/08/36 (Call 02/08/36)	7,116	6,265,988
3.50%, 02/12/35 (Call 08/12/34)	11,631	10,626,865
3.50%, 11/15/42	2,820	2,316,786
3.70%, 08/08/46 (Call 02/08/46)	3,355	2,779,060
3.75%, 02/12/45 (Call 08/12/44)(b)	1,295	1,095,813
3.95%, 08/08/56 (Call 02/08/56)	820	675,453
4.00%, 02/12/55 (Call 08/12/54)	585	495,274
4.10%, 02/06/37 (Call 08/06/36)	3,135	2,944,510
4.20%, 11/03/35 (Call 05/03/35)	930	895,988
4.25%, 02/06/47 (Call 08/06/46)	1,777	1,635,606
4.45%, 11/03/45 (Call 05/03/45)	2,036	1,936,574
4.50%, 10/01/40	2,325	2,281,782
4.50%, 06/15/47 (Call 12/15/46)(e)	2,143	1,996,184
4.50%, 02/06/57 (Call 08/06/56)	950	876,012
5.20%, 06/01/39	1,110	1,160,367
5.30%, 02/08/41	2,465	2,628,812
Security	Par (000)	Value

Software (continued)
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	$7,760	$7,149,175
2.30%, 03/25/28 (Call 01/25/28)	9,295	8,266,289
2.50%, 04/01/25 (Call 03/01/25)	10,119	9,720,044
2.65%, 07/15/26 (Call 04/15/26)	13,490	12,638,618
2.80%, 04/01/27 (Call 02/01/27)	8,622	8,000,774
2.88%, 03/25/31 (Call 12/25/30)	11,366	9,722,670
2.95%, 05/15/25 (Call 02/15/25)	8,324	8,029,877
2.95%, 04/01/30 (Call 01/01/30)	12,835	11,251,291
3.25%, 11/15/27 (Call 08/15/27)	8,912	8,310,974
3.25%, 05/15/30 (Call 02/15/30)(b)	1,444	1,286,937
3.60%, 04/01/40 (Call 10/01/39)	12,500	9,494,206
3.60%, 04/01/50 (Call 10/01/49)	17,418	12,178,326
3.65%, 03/25/41 (Call 09/25/40)	7,563	5,722,009
3.80%, 11/15/37 (Call 05/15/37)	7,138	5,811,194
3.85%, 07/15/36 (Call 01/15/36)	4,592	3,837,115
3.85%, 04/01/60 (Call 10/01/59)	13,193	9,052,091
3.90%, 05/15/35 (Call 11/15/34)	4,830	4,131,595
3.95%, 03/25/51 (Call 09/25/50)	11,725	8,668,130
4.00%, 07/15/46 (Call 01/15/46)	10,879	8,256,630
4.00%, 11/15/47 (Call 05/15/47)	8,188	6,181,869
4.10%, 03/25/61 (Call 09/25/60)	6,265	4,500,510
4.13%, 05/15/45 (Call 11/15/44)	8,064	6,291,884
4.30%, 07/08/34 (Call 01/08/34)	6,587	5,940,664
4.38%, 05/15/55 (Call 11/15/54)	5,239	4,040,167
4.50%, 05/06/28 (Call 04/06/28)	2,270	2,217,536
4.50%, 07/08/44 (Call 01/08/44)	3,288	2,744,461
4.65%, 05/06/30 (Call 03/06/30)	2,055	1,983,849
4.90%, 02/06/33 (Call 11/06/32)	4,575	4,401,408
5.38%, 07/15/40	8,134	7,657,197
5.55%, 02/06/53 (Call 08/06/52)	6,705	6,315,710
5.80%, 11/10/25	1,905	1,921,320
6.13%, 07/08/39	4,558	4,666,315
6.15%, 11/09/29 (Call 09/09/29)	4,460	4,678,439
6.25%, 11/09/32 (Call 08/09/32)	7,352	7,737,825
6.50%, 04/15/38	6,160	6,578,466
6.90%, 11/09/52 (Call 05/09/52)	8,755	9,763,707
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,937	2,717,316
1.40%, 09/15/27 (Call 07/15/27)	3,201	2,805,016
1.75%, 02/15/31 (Call 11/15/30)	3,158	2,492,546
2.00%, 06/30/30 (Call 03/30/30)	3,129	2,571,750
2.95%, 09/15/29 (Call 06/15/29)	3,668	3,262,906
3.80%, 12/15/26 (Call 09/15/26)	3,042	2,936,861
3.85%, 12/15/25 (Call 09/15/25)	2,411	2,341,899
4.20%, 09/15/28 (Call 06/15/28)	3,019	2,899,682
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	3,050	2,656,482
1.95%, 07/15/31 (Call 04/15/31)	5,032	4,124,368
2.70%, 07/15/41 (Call 01/15/41)	3,000	2,132,275
2.90%, 07/15/51 (Call 01/15/51)	5,030	3,335,339
3.05%, 07/15/61 (Call 01/15/61)	3,990	2,553,558
3.70%, 04/11/28 (Call 01/11/28)	10,026	9,633,547
ServiceNow Inc., 1.40%, 09/01/30
(Call 06/01/30)	7,809	6,198,375
Take-Two Interactive Software Inc.
3.55%, 04/14/25	3,300	3,211,878
3.70%, 04/14/27 (Call 03/14/27)	3,105	2,957,201
4.00%, 04/14/32 (Call 01/14/32)	2,463	2,255,121
4.95%, 03/28/28 (Call 02/28/28)(b)	3,165	3,129,592
5.00%, 03/28/26	4,195	4,168,038

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	$3,247	$2,929,008
1.80%, 08/15/28 (Call 06/15/28)	1,954	1,673,971
2.20%, 08/15/31 (Call 05/15/31)	1,573	1,243,704
3.90%, 08/21/27 (Call 05/21/27)	4,306	4,104,414
4.50%, 05/15/25 (Call 04/15/25)	3,301	3,248,756
4.65%, 05/15/27 (Call 03/15/27)	5,076	4,963,835
4.70%, 05/15/30 (Call 02/15/30)	2,655	2,530,079
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	3,350	3,181,996
3.70%, 04/01/29 (Call 02/01/29)	2,543	2,364,978
3.80%, 04/01/32 (Call 01/01/32)	3,400	3,021,645
		643,195,640
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,225	3,651,429
3.63%, 04/22/29 (Call 01/22/29)	4,561	4,191,124
4.38%, 07/16/42	5,375	4,455,379
4.38%, 04/22/49 (Call 10/22/48)(b)	4,581	3,736,298
4.70%, 07/21/32 (Call 04/21/32)	3,415	3,224,182
6.13%, 11/15/37	4,060	4,170,798
6.13%, 03/30/40	5,666	5,841,702
6.38%, 03/01/35	4,621	4,916,594
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	12,146	10,581,760
1.70%, 03/25/26 (Call 03/25/24)	6,541	6,047,664
2.25%, 02/01/32 (Call 11/01/31)	10,916	8,654,986
2.30%, 06/01/27 (Call 04/01/27)	5,727	5,214,699
2.55%, 12/01/33 (Call 09/01/33)	20,788	16,177,537
2.75%, 06/01/31 (Call 03/01/31)	11,241	9,454,500
2.95%, 07/15/26 (Call 04/15/26)	2,851	2,690,955
3.10%, 02/01/43 (Call 08/01/42)(b)	1,220	865,280
3.30%, 02/01/52 (Call 08/01/51)	2,310	1,518,955
3.50%, 06/01/41 (Call 12/01/40)	11,185	8,309,214
3.50%, 09/15/53 (Call 03/15/53)	30,596	20,384,267
3.50%, 02/01/61 (Call 08/01/60)	640	409,254
3.55%, 09/15/55 (Call 03/15/55)	30,398	20,072,612
3.65%, 06/01/51 (Call 12/01/50)	10,071	7,012,459
3.65%, 09/15/59 (Call 03/15/59)	26,437	17,442,052
3.80%, 02/15/27 (Call 11/15/26)	2,484	2,390,211
3.80%, 12/01/57 (Call 06/01/57)	24,006	16,406,512
3.85%, 06/01/60 (Call 12/01/59)	7,705	5,271,926
3.88%, 01/15/26 (Call 10/15/25)	2,099	2,035,058
4.10%, 02/15/28 (Call 11/15/27)	1,570	1,505,750
4.25%, 03/01/27 (Call 12/01/26)	2,714	2,644,494
4.30%, 02/15/30 (Call 11/15/29)	11,292	10,682,337
4.30%, 12/15/42 (Call 06/15/42)	3,328	2,721,859
4.35%, 03/01/29 (Call 12/01/28)	12,574	12,089,125
4.35%, 06/15/45 (Call 12/15/44)	3,050	2,433,859
4.50%, 05/15/35 (Call 11/15/34)	13,036	11,784,594
4.50%, 03/09/48 (Call 09/09/47)	4,925	4,005,840
4.55%, 03/09/49 (Call 09/09/48)	3,539	2,869,485
4.65%, 06/01/44 (Call 12/01/43)	2,244	1,865,461
4.75%, 05/15/46 (Call 11/15/45)	3,661	3,097,969
4.80%, 06/15/44 (Call 12/15/43)	730	623,998
4.85%, 03/01/39 (Call 09/01/38)	12,167	10,920,719
4.85%, 07/15/45 (Call 01/15/45)	594	502,440
4.90%, 08/15/37 (Call 02/14/37)	4,563	4,157,061
5.15%, 03/15/42	610	553,192
5.15%, 11/15/46 (Call 05/15/46)	1,551	1,381,925
5.15%, 02/15/50 (Call 08/14/49)	1,317	1,163,739
Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/01/37 (Call 09/01/36)	$2,130	$2,032,321
5.35%, 09/01/40	633	593,099
5.40%, 02/15/34 (Call 11/15/33)	9,175	9,073,944
5.45%, 03/01/47 (Call 09/01/46)	1,757	1,628,853
5.54%, 02/20/26 (Call 02/20/24)	905	905,319
5.55%, 08/15/41	262	250,484
5.65%, 02/15/47 (Call 08/15/46)	462	454,263
5.70%, 03/01/57 (Call 09/01/56)	686	637,027
6.00%, 08/15/40 (Call 05/15/40)	1,694	1,698,123
6.30%, 01/15/38	755	785,338
6.38%, 03/01/41	1,019	1,054,774
6.55%, 02/15/39(b)	660	694,819
Bell Telephone Co. of Canada or Bell
Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	2,710	1,934,726
4.30%, 07/29/49 (Call 01/29/49)	2,595	2,066,196
4.46%, 04/01/48 (Call 10/01/47)	4,541	3,797,828
5.10%, 05/11/33 (Call 02/11/33)	3,855	3,768,810
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,269	1,611,360
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	2,255	1,790,342
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,215	790,577
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	4,073	4,007,022
9.63%, 12/15/30	8,511	10,294,228
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	4,082	3,848,865
2.95%, 02/28/26	2,555	2,462,025
3.50%, 06/15/25	2,898	2,839,705
5.50%, 01/15/40	8,046	8,239,957
5.90%, 02/15/39	9,720	10,353,320
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	1,948	1,444,934
4.38%, 11/15/57 (Call 05/15/57)	3,017	2,389,147
4.70%, 03/15/37	1,257	1,144,757
4.75%, 03/15/42	1,330	1,165,518
5.35%, 11/15/48 (Call 05/15/48)	2,064	1,906,733
5.45%, 11/15/79 (Call 05/15/79)	4,338	3,788,547
5.75%, 08/15/40	2,087	2,065,188
5.85%, 11/15/68 (Call 05/15/68)	1,347	1,243,028
Deutsche Telekom International Finance BV
8.75%, 06/15/30	12,395	14,636,280
9.25%, 06/01/32	3,247	4,091,742
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	580	531,418
2.00%, 12/10/30 (Call 09/10/30)	2,741	2,133,553
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,476,836
5.95%, 03/15/41(b)	1,649	1,553,457
Koninklijke KPN NV, 8.38%, 10/01/30	1,302	1,489,951
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	2,281	1,849,125
2.75%, 05/24/31 (Call 02/24/31)	4,120	3,389,275
4.60%, 02/23/28 (Call 11/23/27)	3,860	3,770,258
4.60%, 05/23/29 (Call 02/23/29)	3,521	3,415,925
5.50%, 09/01/44	1,228	1,137,681
5.60%, 06/01/32 (Call 03/01/32)	3,210	3,178,419
Nokia OYJ
4.38%, 06/12/27	3,293	3,115,995
6.63%, 05/15/39	1,190	1,118,000

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$4,004	$3,786,148
5.50%, 02/06/44 (Call 08/06/43)	2,444	2,338,992
9.00%, 03/01/31	9,265	11,201,135
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	4,537	4,229,933
2.95%, 03/15/25	4,375	4,220,284
3.20%, 03/15/27 (Call 02/15/27)	2,760	2,571,751
3.63%, 12/15/25 (Call 09/15/25)	3,708	3,560,894
3.70%, 11/15/49 (Call 05/15/49)	4,013	2,779,519
3.80%, 03/15/32 (Call 12/15/31)	3,385	2,947,056
4.30%, 02/15/48 (Call 08/15/47)	3,107	2,347,109
4.35%, 05/01/49 (Call 11/01/48)	5,033	3,874,062
4.50%, 03/15/42 (Call 09/15/41)	3,075	2,533,893
4.50%, 03/15/43 (Call 09/15/42)	2,263	1,831,543
4.55%, 03/15/52 (Call 09/15/51)	4,945	3,921,062
5.00%, 03/15/44 (Call 09/15/43)	4,033	3,465,137
5.45%, 10/01/43 (Call 04/01/43)	2,868	2,594,926
7.50%, 08/15/38	1,751	1,902,565
Sprint Capital Corp.
6.88%, 11/15/28	1,580	1,672,696
8.75%, 03/15/32	6,005	7,174,148
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	280	284,619
7.63%, 03/01/26 (Call 11/01/25)	940	974,989
Telefonica Emisiones SA
4.10%, 03/08/27	6,109	5,874,096
4.67%, 03/06/38	3,836	3,329,201
4.90%, 03/06/48	4,953	4,027,314
5.21%, 03/08/47	8,935	7,650,603
5.52%, 03/01/49 (Call 09/01/48)	4,787	4,258,126
7.05%, 06/20/36	9,545	10,359,996
Telefonica Europe BV, 8.25%, 09/15/30	5,578	6,403,914
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	3,585	3,330,009
3.40%, 05/13/32 (Call 02/13/32)	4,545	3,882,766
3.70%, 09/15/27 (Call 06/15/27)	2,763	2,626,951
4.30%, 06/15/49 (Call 12/15/48)	1,902	1,473,817
4.60%, 11/16/48 (Call 05/16/48)	2,767	2,267,707
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	2,046	1,883,428
2.05%, 02/15/28 (Call 12/15/27)	7,595	6,680,700
2.25%, 02/15/26 (Call 02/15/24)	7,936	7,423,196
2.25%, 11/15/31 (Call 08/15/31)	4,894	3,896,250
2.40%, 03/15/29 (Call 01/15/29)	1,153	1,001,781
2.55%, 02/15/31 (Call 11/15/30)	10,434	8,648,365
2.63%, 04/15/26 (Call 04/15/24)	6,607	6,211,514
2.63%, 02/15/29 (Call 02/15/24)	8,205	7,225,654
2.70%, 03/15/32 (Call 12/15/31)	3,880	3,178,866
2.88%, 02/15/31 (Call 02/15/26)	6,120	5,186,465
3.00%, 02/15/41 (Call 08/15/40)	10,201	7,184,739
3.30%, 02/15/51 (Call 08/15/50)	10,999	7,361,414
3.38%, 04/15/29 (Call 04/15/24)	5,115	4,639,728
3.40%, 10/15/52 (Call 04/15/52)	9,780	6,578,179
3.50%, 04/15/25 (Call 03/15/25)	11,481	11,169,611
3.50%, 04/15/31 (Call 04/15/26)	7,485	6,587,988
3.60%, 11/15/60 (Call 05/15/60)	8,198	5,467,363
3.75%, 04/15/27 (Call 02/15/27)	14,752	14,071,609
3.88%, 04/15/30 (Call 01/15/30)	25,352	23,281,130
4.38%, 04/15/40 (Call 10/15/39)	8,240	7,042,132
4.50%, 04/15/50 (Call 10/15/49)	11,247	9,308,403
Security	Par (000)	Value

Telecommunications (continued)
4.75%, 02/01/28 (Call 02/01/24)™	$6,850	$6,703,467
4.80%, 07/15/28 (Call 06/15/28)	4,250	4,183,591
4.95%, 03/15/28 (Call 02/15/28)	4,035	4,007,515
5.05%, 07/15/33 (Call 04/15/33)	11,220	10,878,714
5.20%, 01/15/33 (Call 10/15/32)	1,825	1,796,696
5.38%, 04/15/27 (Call 04/15/24)	4,905	4,908,333
5.65%, 01/15/53 (Call 07/15/52)	6,770	6,604,605
5.75%, 01/15/34 (Call 10/15/33)	4,075	4,149,355
5.75%, 01/15/54 (Call 07/15/53)	5,870	5,803,524
5.80%, 09/15/62 (Call 03/15/62)	1,215	1,192,494
6.00%, 06/15/54 (Call 12/15/53)	1,190	1,216,153
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	6,641	6,105,651
1.45%, 03/20/26 (Call 02/20/26)	6,765	6,218,184
1.50%, 09/18/30 (Call 06/18/30)	3,497	2,786,460
1.68%, 10/30/30 (Call 07/30/30)	3,418	2,707,975
1.75%, 01/20/31 (Call 10/20/30)	9,260	7,298,966
2.10%, 03/22/28 (Call 01/22/28)	12,000	10,631,404
2.36%, 03/15/32 (Call 12/15/31)	19,332	15,415,315
2.55%, 03/21/31 (Call 12/21/30)	11,611	9,635,421
2.63%, 08/15/26	8,644	8,117,180
2.65%, 11/20/40 (Call 05/20/40)	13,303	9,058,240
2.85%, 09/03/41 (Call 03/03/41)	4,522	3,141,188
2.88%, 11/20/50 (Call 05/20/50)	12,469	7,879,293
2.99%, 10/30/56 (Call 04/30/56)(b)	15,379	9,435,613
3.00%, 03/22/27 (Call 01/22/27)	4,405	4,127,231
3.00%, 11/20/60 (Call 05/20/60)	9,386	5,701,408
3.15%, 03/22/30 (Call 12/22/29)	7,389	6,555,442
3.38%, 02/15/25	8,018	7,831,116
3.40%, 03/22/41 (Call 09/22/40)	11,655	8,811,718
3.55%, 03/22/51 (Call 09/22/50)	17,973	12,863,868
3.70%, 03/22/61 (Call 09/22/60)	9,795	6,926,665
3.85%, 11/01/42 (Call 05/01/42)	5,181	4,111,358
3.88%, 02/08/29 (Call 11/08/28)	5,412	5,116,581
3.88%, 03/01/52 (Call 09/01/51)	5,415	4,112,357
4.00%, 03/22/50 (Call 09/22/49)	5,027	3,893,817
4.02%, 12/03/29 (Call 09/03/29)	12,894	12,097,523
4.13%, 03/16/27	9,613	9,328,721
4.13%, 08/15/46	3,487	2,813,691
4.27%, 01/15/36	150	134,522
4.33%, 09/21/28	16,511	15,944,003
4.40%, 11/01/34 (Call 05/01/34)	7,229	6,647,206
4.50%, 08/10/33	10,632	9,933,364
4.52%, 09/15/48	1,170	1,006,228
4.67%, 03/15/55	970	835,924
4.75%, 11/01/41	2,313	2,137,568
4.81%, 03/15/39	5,727	5,241,244
4.86%, 08/21/46	9,284	8,270,303
5.01%, 04/15/49(b)	2,015	1,882,235
5.01%, 08/21/54	570	518,163
5.05%, 05/09/33 (Call 02/09/33)	2,245	2,210,071
5.25%, 03/16/37	5,912	5,859,379
5.50%, 03/16/47	3,966	3,887,021
5.85%, 09/15/35	1,407	1,464,625
6.40%, 09/15/33	420	449,074
6.55%, 09/15/43	4,008	4,381,164
7.75%, 12/01/30	2,914	3,311,190
Vodafone Group PLC
4.13%, 05/30/25	8,509	8,358,287
4.25%, 09/17/50	6,824	5,261,818
4.38%, 05/30/28	2,885	2,828,399

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.38%, 02/19/43	$8,102	$6,649,569
4.88%, 06/19/49	4,573	3,888,507
5.00%, 05/30/38	1,063	1,012,975
5.13%, 06/19/59	1,251	1,059,659
5.25%, 05/30/48	915	836,162
5.63%, 02/10/53 (Call 08/10/52)	3,755	3,570,519
5.75%, 02/10/63 (Call 08/10/62)	1,525	1,445,176
6.15%, 02/27/37	7,040	7,259,400
6.25%, 11/30/32(b)	2,593	2,727,252
7.88%, 02/15/30	3,420	3,830,741
		1,057,514,403
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2,594	2,411,533
3.55%, 11/19/26 (Call 09/19/26)	3,754	3,507,916
3.90%, 11/19/29 (Call 08/19/29)	3,809	3,426,803
5.10%, 05/15/44 (Call 11/15/43)	1,576	1,305,387
6.35%, 03/15/40	2,144	2,080,216
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	760	647,668
		13,379,523
Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26),
(3-mo. LIBOR US + 2.350%)(a)	1,247	1,208,484
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	2,149	1,386,772
3.00%, 04/01/25 (Call 01/01/25)	4,350	4,233,103
3.05%, 02/15/51 (Call 08/15/50)	2,647	1,753,634
3.25%, 06/15/27 (Call 03/15/27)	4,976	4,735,261
3.30%, 09/15/51 (Call 03/15/51)	3,900	2,725,855
3.55%, 02/15/50 (Call 08/15/49)	3,341	2,480,230
3.65%, 09/01/25 (Call 06/01/25)	2,794	2,723,945
3.90%, 08/01/46 (Call 02/01/46)	3,208	2,534,004
4.05%, 06/15/48 (Call 12/15/47)	2,944	2,366,109
4.13%, 06/15/47 (Call 12/15/46)	3,115	2,538,223
4.15%, 04/01/45 (Call 10/01/44)	4,108	3,392,368
4.15%, 12/15/48 (Call 06/15/48)	3,150	2,571,725
4.38%, 09/01/42 (Call 03/01/42)	1,537	1,327,322
4.40%, 03/15/42 (Call 09/15/41)	2,982	2,594,264
4.45%, 03/15/43 (Call 09/15/42)	3,455	2,998,441
4.45%, 01/15/53 (Call 07/15/52)	2,395	2,069,406
4.55%, 09/01/44 (Call 03/01/44)	3,278	2,873,174
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,196,488
4.90%, 04/01/44 (Call 10/01/43)	2,864	2,670,007
4.95%, 09/15/41 (Call 03/15/41)	1,493	1,394,274
5.05%, 03/01/41 (Call 09/01/40)	1,940	1,838,197
5.15%, 09/01/43 (Call 03/01/43)	2,935	2,802,930
5.20%, 04/15/54 (Call 10/15/53)	4,670	4,533,192
5.40%, 06/01/41 (Call 12/01/40)	1,942	1,938,655
5.75%, 05/01/40 (Call 11/01/39)	3,226	3,338,669
6.15%, 05/01/37	1,657	1,780,817
6.20%, 08/15/36	1,165	1,254,314
7.00%, 12/15/25	2,094	2,173,181
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,427	2,056,598
2.75%, 03/01/26 (Call 12/01/25)	5,068	4,830,211
3.20%, 08/02/46 (Call 02/02/46)	2,534	1,801,904
3.65%, 02/03/48 (Call 08/03/47)	2,559	1,960,271
3.85%, 08/05/32 (Call 05/05/32)	3,000	2,739,082
4.40%, 08/05/52 (Call 02/05/52)	2,310	1,989,671
Security	Par (000)	Value

Transportation (continued)
4.45%, 01/20/49 (Call 07/20/48)	$2,657	$2,276,001
5.85%, 11/01/33 (Call 08/01/33)	1,005	1,060,927
6.13%, 11/01/53 (Call 05/01/53)	230	255,327
6.20%, 06/01/36	1,198	1,288,690
6.25%, 08/01/34	1,805	1,945,524
6.38%, 11/15/37	1,942	2,088,164
6.90%, 07/15/28	1,765	1,908,192
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 06/02/24)	6,546	6,271,611
1.75%, 12/02/26 (Call 11/02/26)	2,010	1,823,072
2.05%, 03/05/30 (Call 12/05/29)	2,911	2,416,256
2.45%, 12/02/31 (Call 09/02/31)	3,035	2,753,367
2.88%, 11/15/29 (Call 08/15/29)	2,234	1,959,577
2.90%, 02/01/25 (Call 11/01/24)	4,903	4,757,315
3.00%, 12/02/41 (Call 06/02/41)	4,182	3,651,994
3.10%, 12/02/51 (Call 06/02/51)	5,217	3,487,739
3.50%, 05/01/50 (Call 11/01/49)	2,141	1,510,365
4.00%, 06/01/28 (Call 03/01/28)	3,255	3,105,943
4.20%, 11/15/69 (Call 05/15/69)	1,360	1,023,290
4.30%, 05/15/43 (Call 11/15/42)	1,826	1,498,068
4.70%, 05/01/48 (Call 11/01/47)	2,600	2,209,007
4.80%, 09/15/35 (Call 03/15/35)	2,523	2,355,888
4.80%, 08/01/45 (Call 02/01/45)	2,702	2,375,861
4.95%, 08/15/45 (Call 02/15/45)	2,522	2,237,252
5.95%, 05/15/37	1,223	1,247,009
6.13%, 09/15/2115 (Call 03/15/15)	2,904	2,944,529
7.13%, 10/15/31	3,630	3,993,263
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	4,180	3,968,271
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(b)	2,408	2,058,850
2.50%, 05/15/51 (Call 11/15/50)(b)	1,016	595,765
2.60%, 11/01/26 (Call 08/01/26)	4,098	3,836,130
3.25%, 06/01/27 (Call 03/01/27)	5,741	5,403,135
3.35%, 11/01/25 (Call 08/01/25)	5,889	5,683,475
3.35%, 09/15/49 (Call 03/15/49)	2,529	1,757,257
3.80%, 03/01/28 (Call 12/01/27)	3,281	3,138,093
3.80%, 11/01/46 (Call 05/01/46)	1,994	1,523,833
3.80%, 04/15/50 (Call 10/15/49)	2,161	1,627,820
3.95%, 05/01/50 (Call 11/01/49)(b)	2,561	1,993,052
4.10%, 11/15/32 (Call 08/15/32)	2,675	2,489,283
4.10%, 03/15/44 (Call 09/15/43)	3,968	3,229,900
4.25%, 03/15/29 (Call 12/15/28)	4,710	4,560,444
4.25%, 11/01/66 (Call 05/01/66)	2,203	1,715,397
4.30%, 03/01/48 (Call 09/01/47)	2,700	2,224,683
4.40%, 03/01/43 (Call 09/01/42)(b)	1,785	1,518,051
4.50%, 03/15/49 (Call 09/15/48)	1,521	1,275,768
4.50%, 11/15/52 (Call 05/15/52)	2,785	2,380,607
4.50%, 08/01/54 (Call 02/01/54)	1,384	1,169,968
4.65%, 03/01/68 (Call 09/01/67)	1,660	1,382,999
4.75%, 05/30/42 (Call 11/30/41)	3,050	2,735,549
4.75%, 11/15/48 (Call 05/15/48)	2,406	2,101,088
5.20%, 11/15/33 (Call 08/15/33)	2,840	2,828,053
5.50%, 04/15/41 (Call 10/15/40)	1,514	1,485,126
6.00%, 10/01/36	1,497	1,573,191
6.15%, 05/01/37	1,565	1,665,625
6.22%, 04/30/40	3,108	3,298,750
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	3,770	3,137,731
3.10%, 08/05/29 (Call 05/05/29)	4,859	4,375,602
3.25%, 04/01/26 (Call 01/01/26)	6,282	6,008,591

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.25%, 05/15/41 (Call 11/15/40)	$2,285	$1,656,335
3.40%, 02/15/28 (Call 11/15/27)	3,377	3,160,240
3.88%, 08/01/42	1,515	1,177,668
3.90%, 02/01/35	2,300	1,993,624
4.05%, 02/15/48 (Call 08/15/47)	2,385	1,841,878
4.10%, 04/15/43	2,405	1,908,842
4.10%, 02/01/45	1,935	1,518,571
4.20%, 10/17/28 (Call 07/17/28)	799	766,436
4.25%, 05/15/30 (Call 02/15/30)	1,090	1,034,300
4.40%, 01/15/47 (Call 07/15/46)	4,070	3,310,875
4.55%, 04/01/46 (Call 10/01/45)	4,835	4,071,613
4.75%, 11/15/45 (Call 05/15/45)	5,617	4,849,672
4.90%, 01/15/34	2,474	2,402,263
4.95%, 10/17/48 (Call 04/17/48)	1,836	1,625,399
5.10%, 01/15/44	3,157	2,859,924
5.25%, 05/15/50 (Call 11/15/49)(b)	4,736	4,399,258
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	3,836	3,089,608
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,379	4,249,203
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,957	2,783,446
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,725	2,252,799
2.55%, 11/01/29 (Call 08/01/29)	2,501	2,163,415
2.90%, 06/15/26 (Call 03/15/26)	3,603	3,409,964
2.90%, 08/25/51 (Call 02/25/51)(b)	2,508	1,556,634
3.00%, 03/15/32 (Call 12/15/31)	3,095	2,636,558
3.05%, 05/15/50 (Call 11/15/49)	3,087	2,009,555
3.15%, 06/01/27 (Call 03/01/27)	1,659	1,558,781
3.16%, 05/15/55 (Call 11/15/54)	3,321	2,123,537
3.40%, 11/01/49 (Call 05/01/49)	1,774	1,232,376
3.65%, 08/01/25 (Call 06/01/25)	2,940	2,856,124
3.70%, 03/15/53 (Call 09/15/52)	1,716	1,236,250
3.80%, 08/01/28 (Call 05/01/28)(b)	2,766	2,622,843
3.94%, 11/01/47 (Call 05/01/47)	3,064	2,363,776
3.95%, 10/01/42 (Call 04/01/42)	1,372	1,090,924
4.05%, 08/15/52 (Call 02/15/52)	3,214	2,483,769
4.10%, 05/15/49 (Call 11/15/48)	1,555	1,221,399
4.10%, 05/15/2121 (Call 11/15/20)	2,265	1,561,726
4.15%, 02/28/48 (Call 08/28/47)	2,865	2,275,530
4.45%, 03/01/33 (Call 12/01/32)	2,304	2,171,794
4.45%, 06/15/45 (Call 12/15/44)	2,402	2,007,314
4.55%, 06/01/53 (Call 12/01/52)	2,945	2,480,814
4.65%, 01/15/46 (Call 07/15/45)	2,209	1,886,291
4.84%, 10/01/41	2,407	2,171,024
5.05%, 08/01/30 (Call 06/01/30)	2,910	2,893,811
5.10%, 08/01/2118 (Call 02/01/18)	665	551,791
5.35%, 08/01/54 (Call 02/01/54)	2,380	2,272,334
5.55%, 03/15/34 (Call 12/15/33)	2,060	2,087,833
5.95%, 03/15/64 (Call 09/15/63)	2,895	2,961,616
7.80%, 05/15/27	842	915,344
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,490	2,257,127
2.85%, 03/01/27 (Call 02/01/27)	1,796	1,656,482
2.90%, 12/01/26 (Call 10/01/26)	2,600	2,412,281
3.35%, 09/01/25 (Call 08/01/25)	1,930	1,857,502
4.30%, 06/15/27 (Call 05/15/27)	1,910	1,838,588
4.63%, 06/01/25 (Call 05/01/25)	2,705	2,659,444
5.25%, 06/01/28 (Call 05/01/28)	2,025	2,013,157
5.65%, 03/01/28 (Call 02/01/28)	2,410	2,433,661
6.30%, 12/01/28 (Call 11/01/28)	1,810	1,868,046
Security	Par (000)	Value

Transportation (continued)
6.60%, 12/01/33 (Call 09/01/33)	$1,845	$1,938,954
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	2,738	2,515,000
2.38%, 05/20/31 (Call 02/20/31)	3,430	2,865,142
2.40%, 02/05/30 (Call 11/05/29)	3,680	3,173,063
2.75%, 03/01/26 (Call 12/01/25)	4,532	4,305,574
2.80%, 02/14/32 (Call 11/14/31)	5,842	4,947,615
2.89%, 04/06/36 (Call 01/06/36)	2,950	2,336,262
2.95%, 03/10/52 (Call 09/10/51)	2,825	1,842,780
2.97%, 09/16/62 (Call 03/16/62)	2,950	1,786,165
3.00%, 04/15/27 (Call 01/15/27)	3,435	3,230,798
3.20%, 05/20/41 (Call 11/20/40)	4,935	3,695,090
3.25%, 01/15/25 (Call 10/15/24)	3,629	3,547,375
3.25%, 08/15/25 (Call 05/15/25)	2,365	2,293,887
3.25%, 02/05/50 (Call 08/05/49)	6,521	4,600,011
3.35%, 08/15/46 (Call 02/15/46)	2,011	1,391,431
3.38%, 02/01/35 (Call 08/01/34)	2,016	1,690,103
3.38%, 02/14/42 (Call 08/14/41)	2,785	2,125,842
3.50%, 02/14/53 (Call 08/14/52)	4,225	3,083,332
3.55%, 08/15/39 (Call 02/15/39)	2,930	2,350,111
3.55%, 05/20/61 (Call 11/20/60)	2,594	1,783,167
3.60%, 09/15/37 (Call 03/15/37)	2,341	1,945,822
3.70%, 03/01/29 (Call 12/01/28)	4,018	3,818,418
3.75%, 07/15/25 (Call 05/15/25)	3,450	3,374,855
3.75%, 02/05/70 (Call 08/05/69)	2,730	1,912,149
3.80%, 10/01/51 (Call 04/01/51)	3,423	2,652,711
3.80%, 04/06/71 (Call 10/06/70)	2,325	1,665,796
3.84%, 03/20/60 (Call 09/20/59)	5,096	3,794,557
3.85%, 02/14/72 (Call 08/14/71)	1,895	1,352,886
3.88%, 02/01/55 (Call 08/01/54)	1,520	1,142,328
3.95%, 09/10/28 (Call 06/10/28)	5,269	5,103,297
3.95%, 08/15/59 (Call 02/15/59)	2,320	1,744,294
4.00%, 04/15/47 (Call 10/15/46)	2,704	2,117,036
4.05%, 11/15/45 (Call 05/15/45)	2,046	1,611,614
4.05%, 03/01/46 (Call 09/01/45)	2,620	2,079,494
4.10%, 09/15/67 (Call 03/15/67)	2,131	1,612,596
4.30%, 03/01/49 (Call 09/01/48)	3,149	2,586,841
4.50%, 01/20/33 (Call 10/20/32)(b)	5,420	5,219,318
4.50%, 09/10/48 (Call 03/10/48)	2,308	1,951,841
4.75%, 02/21/26 (Call 01/21/26)	6,255	6,235,679
4.95%, 09/09/52 (Call 03/09/52)	135	126,409
4.96%, 05/15/53 (Call 11/15/52)	2,510	2,347,096
5.15%, 01/20/63 (Call 07/20/62)	1,253	1,168,543
6.63%, 02/01/29	1,815	1,968,767
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	2,477	2,320,957
2.50%, 09/01/29 (Call 06/01/29)	2,515	2,216,290
3.05%, 11/15/27 (Call 08/15/27)	5,996	5,638,631
3.40%, 03/15/29 (Call 12/15/28)	4,041	3,794,375
3.40%, 11/15/46 (Call 05/15/46)	1,181	875,044
3.40%, 09/01/49 (Call 03/01/49)(b)	2,986	2,229,108
3.63%, 10/01/42	1,300	1,035,414
3.75%, 11/15/47 (Call 05/15/47)	3,587	2,828,806
3.90%, 04/01/25 (Call 03/01/25)	6,218	6,113,232
4.25%, 03/15/49 (Call 09/15/48)	3,893	3,283,221
4.45%, 04/01/30 (Call 01/01/30)	1,742	1,710,807
4.88%, 03/03/33 (Call 12/03/32)	2,835	2,823,088
4.88%, 11/15/40 (Call 05/15/40)	2,678	2,536,071
5.05%, 03/03/53 (Call 09/03/52)	3,200	3,081,825
5.20%, 04/01/40 (Call 10/01/39)	1,814	1,789,741
5.30%, 04/01/50 (Call 10/01/49)	4,877	4,839,800

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.20%, 01/15/38	$6,667	$7,283,114
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	6,600	6,000,364
1.50%, 09/22/28 (Call 07/22/28)	4,778	4,165,373
1.80%, 09/22/31 (Call 06/22/31)	7,867	6,433,087
3.95%, 09/09/27 (Call 08/09/27)	3,135	3,076,413
		546,857,278
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,071	1,562,753
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,071,644
3.25%, 03/30/25 (Call 12/30/24)	1,175	1,135,651
3.25%, 09/15/26 (Call 06/15/26)	2,486	2,335,575
3.50%, 03/15/28 (Call 12/15/27)	1,933	1,773,354
3.50%, 06/01/32 (Call 03/01/32)	1,213	1,009,750
3.85%, 03/30/27 (Call 12/30/26)	2,482	2,341,189
4.00%, 06/30/30 (Call 03/30/30)	2,135	1,906,786
4.55%, 11/07/28 (Call 08/07/28)	2,633	2,498,807
4.70%, 04/01/29 (Call 01/01/29)	1,772	1,695,065
4.90%, 03/15/33 (Call 12/15/32)	1,745	1,633,551
5.20%, 03/15/44 (Call 09/15/43)	1,587	1,370,073
5.45%, 09/15/33 (Call 06/15/33)	2,445	2,341,169
6.05%, 03/15/34 (Call 12/15/33)	1,800	1,788,710
6.90%, 05/01/34 (Call 02/01/34)	1,100	1,158,846
		25,622,923
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	1,434	1,265,318
3.38%, 01/20/27 (Call 12/20/26)	1,582	1,407,244
		2,672,562
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,610	2,142,798
2.80%, 05/01/30 (Call 02/01/30)	2,849	2,466,604
2.95%, 09/01/27 (Call 06/01/27)	2,205	2,047,070
3.25%, 06/01/51 (Call 12/01/50)	2,885	1,954,886
3.40%, 03/01/25 (Call 12/01/24)	5,590	5,444,619
3.45%, 06/01/29 (Call 03/01/29)	3,901	3,586,438
3.45%, 05/01/50 (Call 11/01/49)	2,859	2,027,086
3.75%, 09/01/28 (Call 06/01/28)	2,292	2,159,964
3.75%, 09/01/47 (Call 03/01/47)	3,457	2,620,847
4.00%, 12/01/46 (Call 06/01/46)	1,680	1,296,991
4.15%, 06/01/49 (Call 12/01/48)	2,921	2,336,700
4.20%, 09/01/48 (Call 03/01/48)	1,582	1,283,941
4.30%, 12/01/42 (Call 06/01/42)	1,119	940,603
4.30%, 09/01/45 (Call 03/01/45)	1,956	1,599,315
4.45%, 06/01/32 (Call 03/01/32)(b)	2,915	2,774,910
6.59%, 10/15/37	930	1,029,572
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(b)	2,924	2,347,186
2.70%, 04/15/30 (Call 01/15/30)	2,611	2,206,164
3.35%, 04/15/50 (Call 10/15/49)	2,649	1,740,544
3.57%, 05/01/29 (Call 02/01/29)	2,823	2,592,801
4.28%, 05/01/49 (Call 11/01/48)	3,100	2,387,874
5.30%, 05/01/52 (Call 11/01/51)	2,200	1,952,283
United Utilities PLC, 6.88%, 08/15/28	996	1,060,538
		49,999,734

Total Corporate Bonds & Notes — 25.7%
(Cost: $27,699,441,085)		24,607,427,815
Security	Par (000)	Value

Foreign Government Obligations(g)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	$3,690	$3,361,729
1.63%, 01/22/25	13,120	12,627,853
2.88%, 04/28/25	5,035	4,892,152
Canada Government International Bonds, 3.75%, 04/26/28	50	48,683
Export Development Canada
3.00%, 05/25/27	75	71,398
3.88%, 02/14/28	300	292,971
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,170,000
Series HK, 9.38%, 04/15/30	1,405	1,726,597
Province of Alberta Canada
1.00%, 05/20/25	4,459	4,200,228
1.30%, 07/22/30	5,547	4,469,520
3.30%, 03/15/28	8,405	7,970,364
Province of British Columbia Canada
0.90%, 07/20/26	1,105	1,002,285
1.30%, 01/29/31(b)	3,875	3,097,384
2.25%, 06/02/26	7,255	6,836,893
4.20%, 07/06/33	155	147,931
6.50%, 01/15/26(b)	188	193,927
7.25%, 09/01/36	388	470,067
Province of Manitoba Canada
1.50%, 10/25/28	310	268,180
2.13%, 06/22/26	115	107,756
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,860,899
Province of Ontario Canada
0.63%, 01/21/26	4,367	3,999,119
1.05%, 04/14/26	920	844,409
1.05%, 05/21/27	715	633,954
1.13%, 10/07/30	8,542	6,774,248
1.60%, 02/25/31	7,165	5,831,032
1.80%, 10/14/31	5,185	4,216,165
2.00%, 10/02/29	5,575	4,850,368
2.13%, 01/21/32	510	421,606
2.30%, 06/15/26(b)	8,505	8,017,213
2.50%, 04/27/26	15,314	14,538,790
3.10%, 05/19/27	6,335	6,026,375
Province of Quebec, 4.50%, 09/08/33	40	39,050
Province of Quebec Canada
0.60%, 07/23/25	3,631	3,381,830
1.35%, 05/28/30	5,533	4,520,760
1.90%, 04/21/31	2,235	1,855,136
2.50%, 04/20/26	7,026	6,672,489
2.75%, 04/12/27(b)	5,787	5,449,656
3.63%, 04/13/28	7,475	7,199,689
Series PD, 7.50%, 09/15/29	5,122	5,859,900
Series QX, 1.50%, 02/11/25	7,430	7,113,384
		153,061,990
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	9,512	8,039,562
2.55%, 01/27/32 (Call 10/27/31)(b)	9,051	7,523,549
2.55%, 07/27/33 (Call 04/27/33)	6,983	5,573,961
2.75%, 01/31/27 (Call 12/31/26)	2,299	2,138,167
3.10%, 05/07/41 (Call 11/07/40)	9,891	7,088,538
3.10%, 01/22/61 (Call 07/22/60)(b)	8,195	5,038,560

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
3.13%, 01/21/26	$3,750	$3,597,132
3.24%, 02/06/28 (Call 11/06/27)	9,720	9,085,361
3.25%, 09/21/71 (Call 03/21/71)	5,198	3,185,030
3.50%, 01/31/34 (Call 10/31/33)	4,968	4,272,084
3.50%, 01/25/50 (Call 07/25/49)	10,475	7,439,432
3.63%, 10/30/42	200	152,112
3.86%, 06/21/47(b)	3,903	3,007,062
4.00%, 01/31/52 (Call 07/31/51)(b)	3,468	2,666,011
4.34%, 03/07/42 (Call 09/07/41)	4,421	3,734,253
4.95%, 01/05/36 (Call 10/05/35)	6,479	6,166,664
5.33%, 01/05/54 (Call 07/05/53)	2,587	2,422,395
		81,129,873
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	462	479,694

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(f)	4,100	3,331,057

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	5,232	5,791,236

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	755	607,186
2.15%, 07/28/31 (Call 04/28/31)	8,110	6,592,028
2.85%, 02/14/30	6,316	5,570,554
3.05%, 03/12/51(b)	2,445	1,691,142
3.20%, 09/23/61 (Call 03/23/61)	1,165	756,287
3.35%, 03/12/71	3,370	2,195,810
3.40%, 09/18/29	2,875	2,639,131
3.50%, 01/11/28	3,467	3,263,925
3.50%, 02/14/50(b)	3,896	2,852,113
3.55%, 03/31/32 (Call 12/31/31)	1,555	1,388,200
3.70%, 10/30/49	4,756	3,626,388
3.85%, 10/15/30	9,950	9,248,344
4.10%, 04/24/28	4,995	4,807,337
4.15%, 09/20/27 (Call 06/20/27)	5,545	5,366,095
4.20%, 10/15/50(b)	6,725	5,529,961
4.30%, 03/31/52 (Call 09/30/51)	2,730	2,277,005
4.35%, 01/11/48	7,015	5,991,234
4.45%, 04/15/70	4,035	3,303,206
4.55%, 01/11/28 (Call 12/11/27)	1,155	1,134,251
4.65%, 09/20/32 (Call 06/20/32)	5,985	5,754,735
4.75%, 02/11/29	4,123	4,073,143
4.85%, 01/11/33 (Call 10/11/32)(b)	1,845	1,810,947
5.35%, 02/11/49	4,500	4,429,396
5.45%, 09/20/52 (Call 03/20/52)	2,015	1,975,911
5.65%, 01/11/53 (Call 07/11/52)	3,385	3,420,483
		90,304,812
Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	25,000,000
Israel Government International Bond
2.75%, 07/03/30(b)	11,370	9,650,013
2.88%, 03/16/26(b)	3,635	3,423,737
3.25%, 01/17/28	3,845	3,523,545
3.88%, 07/03/50	8,610	6,213,926
4.13%, 01/17/48	2,530	1,914,057
4.50%, 01/17/33	7,220	6,624,237
Security	Par (000)	Value

Israel (continued)
4.50%, 01/30/43	$5,463	$4,528,675
4.50%, 04/03/2120	3,263	2,366,517
State of Israel
2.50%, 01/15/30	3,075	2,591,088
3.38%, 01/15/50	6,333	4,184,897
		70,020,692
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	12,310	11,253,309
2.88%, 10/17/29	7,480	6,539,014
3.88%, 05/06/51	9,095	6,078,284
4.00%, 10/17/49	7,895	5,543,734
5.38%, 06/15/33	7,437	7,222,347
		36,636,688
Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	2,823	2,625,279
1.25%, 01/21/31	7,255	5,696,557
1.88%, 07/21/26	6,275	5,802,730
1.88%, 04/15/31	19,683	16,072,280
2.00%, 10/17/29	4,397	3,775,697
2.13%, 02/10/25(b)	1,195	1,151,405
2.13%, 02/16/29	5,575	4,888,934
2.25%, 11/04/26	6,965	6,466,971
2.38%, 04/20/26	5,730	5,399,387
2.50%, 05/28/25	2,991	2,873,781
2.75%, 01/21/26(b)	5,345	5,104,145
2.75%, 11/16/27	5,950	5,525,664
2.88%, 04/14/25	580	561,761
2.88%, 06/01/27	5,968	5,598,825
2.88%, 07/21/27	5,037	4,720,956
3.25%, 07/20/28	2,080	1,950,339
3.50%, 10/31/28(b)	3,840	3,631,416
4.25%, 01/26/26	330	325,221
4.38%, 10/05/27	400	394,968
Japan International Cooperation Agency
1.00%, 07/22/30(b)	3,206	2,503,314
2.13%, 10/20/26	1,674	1,547,270
2.75%, 04/27/27(b)	1,815	1,695,054
3.25%, 05/25/27	3,275	3,104,589
3.38%, 06/12/28	1,820	1,714,067
		93,130,610
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	7,162	5,853,244
3.25%, 04/16/30 (Call 01/16/30)	10,360	9,109,566
3.50%, 02/12/34 (Call 11/12/33)	9,253	7,542,634
3.75%, 01/11/28	8,535	8,077,132
3.77%, 05/24/61 (Call 11/24/60)	9,971	6,326,294
3.90%, 04/27/25 (Call 03/27/25)	1,975	1,943,448
4.13%, 01/21/26	10,666	10,481,586
4.15%, 03/28/27	10,025	9,740,918
4.28%, 08/14/41 (Call 02/14/41)	11,006	8,607,579
4.35%, 01/15/47(b)	3,442	2,592,187
4.40%, 02/12/52 (Call 08/12/51)	3,627	2,682,013
4.50%, 04/22/29	11,605	11,145,822
4.50%, 01/31/50 (Call 07/31/49)	7,741	5,929,148
4.60%, 01/23/46	10,014	7,836,735
4.60%, 02/10/48	7,406	5,742,350
4.75%, 04/27/32 (Call 01/27/32)	14,612	13,591,568

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.75%, 03/08/44	$14,787	$11,933,873
4.88%, 05/19/33 (Call 02/19/33)	4,748	4,415,770
5.00%, 04/27/51 (Call 10/27/50)(b)	8,394	6,846,249
5.40%, 02/09/28 (Call 01/09/28)	2,685	2,703,735
5.55%, 01/21/45(b)	10,705	9,660,587
5.75%, 10/12/2110	10,045	8,383,961
6.05%, 01/11/40	11,353	10,917,396
6.34%, 05/04/53 (Call 11/04/52)	12,096	11,564,006
6.35%, 02/09/35 (Call 11/09/34)	7,605	7,681,742
6.75%, 09/27/34	10,537	10,993,130
7.50%, 04/08/33	4,722	5,251,911
8.30%, 08/15/31(b)	5,236	6,212,815
11.50%, 05/15/26(b)	713	827,454
		214,594,853
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	11,395	7,992,350
3.16%, 01/23/30 (Call 10/23/29)	5,953	4,896,190
3.30%, 01/19/33 (Call 10/19/32)	7,160	5,423,228
3.75%, 03/16/25 (Call 12/16/24)	5,176	4,995,355
3.87%, 07/23/60 (Call 01/23/60)(b)	10,848	6,117,106
3.88%, 03/17/28 (Call 12/17/27)	5,022	4,528,562
4.30%, 04/29/53	6,394	3,980,387
4.50%, 05/15/47 (Call 11/15/46)	3,706	2,484,370
4.50%, 04/16/50 (Call 10/16/49)	9,099	5,940,962
4.50%, 04/01/56 (Call 10/01/55)	9,100	5,762,206
4.50%, 01/19/63 (Call 07/19/62)(b)	5,505	3,396,432
6.40%, 02/14/35 (Call 11/14/34)	7,690	7,207,108
6.70%, 01/26/36	7,086	6,749,625
6.85%, 03/28/54 (Call 09/28/53)	3,795	3,365,697
6.88%, 01/31/36 (Call 10/31/35)	230	220,437
7.13%, 01/29/26	5,007	5,059,060
8.88%, 09/30/27	4,814	5,170,392
9.38%, 04/01/29 (Call 04/01/24)	4,242	4,724,814
		88,014,281
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	4,835	3,640,546
2.39%, 01/23/26 (Call 12/23/25)(b)	3,201	3,007,125
2.78%, 01/23/31 (Call 10/23/30)	13,779	11,627,941
2.78%, 12/01/60 (Call 06/01/60)	7,203	4,175,508
2.84%, 06/20/30	2,707	2,336,176
3.00%, 01/15/34 (Call 10/15/33)	6,485	5,235,919
3.23%, 07/28/2121 (Call 01/28/21)	3,738	2,159,081
3.30%, 03/11/41 (Call 09/11/40)	5,256	3,842,193
3.55%, 03/10/51 (Call 09/10/50)(b)	6,058	4,278,201
3.60%, 01/15/72 (Call 07/15/71)	3,335	2,166,286
4.13%, 08/25/27(b)	3,323	3,195,756
5.63%, 11/18/50	7,670	7,450,739
6.55%, 03/14/37	4,991	5,339,124
7.35%, 07/21/25	4,979	5,112,625
8.75%, 11/21/33	9,200	11,204,525
		74,771,745
Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	275	302,477
Philippine Government International Bond
1.65%, 06/10/31	7,501	5,929,288
1.95%, 01/06/32	1,190	944,452
2.46%, 05/05/30	5,980	5,135,531
Security	Par (000)	Value

Philippines (continued)
2.65%, 12/10/45	$4,135	$2,677,436
2.95%, 05/05/45	5,792	3,985,726
3.00%, 02/01/28	8,616	7,971,760
3.20%, 07/06/46	8,283	5,839,351
3.23%, 03/29/27	675	637,280
3.56%, 09/29/32	848	753,903
3.70%, 03/01/41	7,809	6,230,714
3.70%, 02/02/42	7,714	6,107,549
3.75%, 01/14/29	6,796	6,430,648
3.95%, 01/20/40	7,770	6,560,744
4.20%, 03/29/47	4,375	3,604,666
4.63%, 07/17/28	760	749,097
5.00%, 07/17/33	7,585	7,493,757
5.00%, 01/13/37	5,710	5,577,417
5.17%, 10/13/27	2,854	2,863,960
5.50%, 03/30/26	5,341	5,383,576
5.50%, 01/17/48(b)	4,960	4,866,632
5.61%, 04/13/33	885	910,528
5.95%, 10/13/47	1,110	1,151,229
6.38%, 01/15/32	4,662	5,054,689
6.38%, 10/23/34	7,866	8,548,104
7.75%, 01/14/31	6,463	7,456,646
9.50%, 02/02/30	3,424	4,207,468
10.63%, 03/16/25	6,366	6,780,860
		124,155,488
Poland — 0.0%
Republic of Poland Government
International Bond
3.25%, 04/06/26	8,360	8,025,994
4.88%, 10/04/33 (Call 07/04/33)	8,455	8,201,399
5.50%, 11/16/27 (Call 08/16/27)	2,271	2,326,292
5.50%, 04/04/53 (Call 10/04/52)	8,105	7,821,282
5.75%, 11/16/32 (Call 08/16/32)	5,380	5,582,788
		31,957,755
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	30	27,210
0.75%, 09/21/25	1,230	1,136,540
1.13%, 12/29/26	1,385	1,228,754
1.25%, 01/18/25	3,900	3,732,392
1.25%, 09/21/30	2,955	2,308,286
1.38%, 02/09/31	1,470	1,144,232
1.63%, 01/18/27	1,740	1,572,287
1.88%, 02/12/25	105	100,964
2.13%, 01/18/32(b)	1,625	1,308,864
2.38%, 04/21/27	1,730	1,591,022
2.50%, 06/29/41	3,903	2,676,728
2.63%, 05/26/26(b)	4,197	3,952,489
2.88%, 01/21/25	5,615	5,470,550
3.25%, 11/10/25	4,525	4,362,644
3.25%, 08/12/26	4,065	3,868,753
4.25%, 09/15/27	350	341,268
4.50%, 09/15/32	2,290	2,196,529
5.00%, 01/11/28	1,310	1,313,117
5.13%, 09/18/28	160	161,271
5.13%, 01/11/33	3,670	3,673,519
5.13%, 09/18/33	1,100	1,102,662
5.38%, 09/18/25	430	431,969
Korea Development Bank (The)
0.80%, 04/27/26	1,420	1,280,678

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
1.38%, 04/25/27	$2,210	$1,964,368
1.75%, 02/18/25	200	191,862
4.00%, 09/08/25	890	871,516
4.25%, 09/08/32	5,830	5,489,880
4.38%, 02/15/28	935	916,000
4.38%, 02/15/33	6,995	6,635,828
5.38%, 10/23/26	150	151,308
5.38%, 10/23/28	400	407,785
5.63%, 10/23/33	900	937,239
Korea International Bond
1.00%, 09/16/30	2,230	1,762,523
1.75%, 10/15/31	2,915	2,362,885
2.50%, 06/19/29	3,745	3,361,889
2.75%, 01/19/27	3,775	3,564,810
3.50%, 09/20/28	1,745	1,658,810
3.88%, 09/20/48	933	762,904
4.13%, 06/10/44	1,421	1,234,454
5.63%, 11/03/25	210	211,404
		77,468,193
Supranational — 0.7%
African Development Bank
0.88%, 03/23/26	5,630	5,165,776
0.88%, 07/22/26	6,608	5,997,130
3.38%, 07/07/25	1,140	1,112,852
4.38%, 11/03/27	3,350	3,335,708
Asian Development Bank
0.38%, 09/03/25	4,500	4,165,160
0.50%, 02/04/26	6,890	6,299,787
0.63%, 04/29/25	14,940	14,063,361
0.75%, 10/08/30	1,969	1,538,226
1.00%, 04/14/26	11,100	10,200,552
1.25%, 06/09/28	1,600	1,392,415
1.50%, 01/20/27	5,595	5,104,255
1.50%, 03/04/31	1,654	1,352,249
1.75%, 08/14/26	2,510	2,332,093
1.75%, 09/19/29	9,400	8,127,619
1.88%, 03/15/29	1,245	1,096,259
1.88%, 01/24/30	8,356	7,180,057
2.00%, 01/22/25	6,027	5,820,918
2.00%, 04/24/26(b)	7,180	6,751,150
2.13%, 03/19/25(b)	520	501,083
2.38%, 08/10/27	1,340	1,246,549
2.50%, 11/02/27	6,492	6,035,718
2.63%, 01/12/27	5,824	5,506,873
2.75%, 01/19/28	7,500	7,014,574
2.88%, 05/06/25	2,650	2,573,427
3.13%, 08/20/27	2,390	2,280,655
3.13%, 09/26/28	1,024	966,600
3.13%, 04/27/32	825	744,931
3.88%, 09/28/32	2,600	2,476,353
5.82%, 06/16/28 (Call 12/16/23)	5,710	6,003,695
6.22%, 08/15/27 (Call 02/15/24)	900	944,526
6.38%, 10/01/28 (Call 04/01/24)(b)	615	657,724
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	9,970	9,327,554
0.50%, 01/27/26	3,735	3,411,444
3.38%, 06/29/25	2,360	2,300,536
Council of Europe Development Bank
0.88%, 09/22/26	355	320,312
3.00%, 06/16/25	1,245	1,207,961
3.63%, 01/26/28	795	769,608
Security	Par (000)	Value

Supranational (continued)
European Bank for Reconstruction &
Development
0.50%, 05/19/25	$9,975	$9,347,013
0.50%, 11/25/25	1,675	1,540,201
0.50%, 01/28/26	453	414,369
1.50%, 02/13/25	1,230	1,178,864
4.38%, 03/09/28	710	708,596
European Investment Bank
0.38%, 12/15/25	3,320	3,042,258
0.38%, 03/26/26	3,841	3,486,945
0.63%, 07/25/25	12,462	11,632,900
0.63%, 10/21/27	972	841,074
0.75%, 10/26/26	7,485	6,727,882
0.75%, 09/23/30	1,155	908,899
0.88%, 05/17/30	5,335	4,275,935
1.25%, 02/14/31	12,374	10,003,232
1.38%, 03/15/27	17,480	15,839,723
1.63%, 03/14/25	18,658	17,880,446
1.63%, 10/09/29	4,370	3,751,574
1.63%, 05/13/31	205	169,344
1.75%, 03/15/29	7,455	6,534,753
1.88%, 02/10/25	11,743	11,317,359
2.13%, 04/13/26	6,260	5,909,630
2.38%, 05/24/27	4,086	3,812,446
2.75%, 08/15/25	2,115	2,043,007
3.25%, 11/15/27	1,660	1,589,735
3.75%, 02/14/33	11,990	11,349,719
4.88%, 02/15/36	7,321	7,518,402
Inter-American Development Bank
0.63%, 07/15/25	2,995	2,796,769
0.63%, 09/16/27(b)	1,585	1,376,068
0.88%, 04/03/25(b)	10,430	9,868,221
0.88%, 04/20/26(b)	14,840	13,594,360
1.13%, 07/20/28(b)	10,390	8,959,014
1.13%, 01/13/31	10,845	8,659,392
1.50%, 01/13/27	380	346,940
1.75%, 03/14/25	14,224	13,647,854
2.00%, 06/02/26	7,383	6,921,844
2.00%, 07/23/26	4,648	4,349,448
2.13%, 01/15/25	12,511	12,108,324
2.25%, 06/18/29	9,274	8,284,178
2.38%, 07/07/27	5,644	5,256,117
3.13%, 09/18/28	9,125	8,599,837
3.20%, 08/07/42	4,415	3,465,589
3.50%, 09/14/29	1,435	1,368,378
3.88%, 10/28/41	5,960	5,167,355
4.38%, 01/24/44	3,335	3,079,350
7.00%, 06/15/25(b)	10	10,265
Inter-American Investment Corp., 4.13%, 02/15/28	525	514,820
International Bank for Reconstruction & Development
0.38%, 07/28/25	17,440	16,201,378
0.50%, 10/28/25	22,411	20,678,078
0.63%, 04/22/25	31,115	29,324,214
0.65%, 02/10/26 (Call 02/10/24)	39	35,195
0.75%, 03/11/25	13,832	13,105,923
0.75%, 11/24/27	8,500	7,358,838
0.75%, 08/26/30	6,558	5,138,567
0.88%, 07/15/26	9,285	8,442,262
0.88%, 05/14/30	11,820	9,435,249

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.13%, 09/13/28	$19,237	$16,520,551
1.25%, 02/10/31	15,155	12,192,496
1.38%, 04/20/28	19,085	16,767,221
1.63%, 01/15/25	12,324	11,862,019
1.63%, 11/03/31(b)	21,264	17,298,040
1.75%, 10/23/29	12,927	11,139,789
1.88%, 10/27/26	6,670	6,190,311
2.13%, 03/03/25	6,489	6,260,512
2.50%, 07/29/25	19,354	18,625,178
2.50%, 11/22/27	16,525	15,348,883
2.50%, 03/29/32	2,321	2,006,244
3.13%, 11/20/25	3,331	3,226,675
3.13%, 06/15/27	9,655	9,227,893
3.63%, 09/21/29	5,910	5,668,793
4.75%, 02/15/35(b)	722	723,642
International Finance Corp.
0.38%, 07/16/25	2,057	1,914,007
0.75%, 10/08/26	2,420	2,177,784
0.75%, 08/27/30	1,515	1,190,842
2.13%, 04/07/26	1,108	1,046,415
3.63%, 09/15/25	605	592,339
Nordic Investment Bank
0.38%, 09/11/25	2,100	1,942,072
0.50%, 01/21/26	430	393,647
2.63%, 04/04/25	1,282	1,241,818
3.38%, 09/08/27	225	216,675
4.38%, 03/14/28	970	966,521
		679,984,190
Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25	5,395	4,992,530
0.63%, 05/14/25	6,890	6,457,374
2.25%, 03/22/27	2,628	2,435,133
4.00%, 07/15/25	210	206,545
4.13%, 06/14/28	970	951,955
4.38%, 02/13/26	2,885	2,854,712
4.63%, 11/28/25	2,415	2,398,088
4.88%, 09/14/26	285	286,230
4.88%, 10/04/30	875	882,368
		21,464,935
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	3,067	2,625,898
4.38%, 10/27/27	14,625	14,623,550
4.38%, 01/23/31 (Call 10/23/30)	15,176	14,720,338
4.98%, 04/20/55	9,786	8,940,410
5.10%, 06/18/50	12,617	11,920,025
5.75%, 10/28/34 (Call 07/28/34)	4,375	4,581,633
7.63%, 03/21/36(b)	5,651	6,750,233
		64,162,087

Total Foreign Government Obligations — 2.0%
(Cost: $2,147,390,870)		1,910,460,179

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance
Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	882,453
Security	Par (000)	Value

Arizona — 0.0%
Salt River Project Agricultural Improvement &
Power District RB BAB, 4.84%, 01/01/41	$1,875	$1,736,195

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	470	304,750
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49.	4,735	5,178,824
Series S-1, 7.04%, 04/01/50	4,300	5,085,432
Series S-3, 6.91%, 10/01/50	3,205	3,739,958
California Earthquake Authority, 5.60%, 07/01/27	1,255	1,252,778
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/31)	325	285,051
4.35%, 06/01/41 (Call 06/01/31)(b)	1,905	1,625,584
California State University RB
Class B, 2.72%, 11/01/52	910	564,637
2.94%, 11/01/52 (Call 11/01/31)	1,000	646,627
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,167,505
5.18%, 11/01/53 (Call 11/01/33)(b)	2,535	2,373,843
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,276,875
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)(b)	455	375,428
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,576,055
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,656,195
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	745,861
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,565,169
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,025,318
Class B, 3.00%, 06/01/46	680	615,814
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	753,603
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,026,709
3.49%, 06/01/36 (Call 12/01/31)	230	175,551
3.71%, 06/01/41 (Call 12/01/31)	830	595,703
3.85%, 06/01/50 (Call 12/01/31)	1,190	1,093,630
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,077,642
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,155,487
2.11%, 08/01/32 (Call 08/01/30)(b)	3,000	2,397,629
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,264,198
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	2,315	2,380,243
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,351,762
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39(b) .	2,100	2,137,390
Series A, 6.60%, 07/01/50.	385	430,721
Series D, 6.57%, 07/01/45	2,970	3,288,930
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34(b)	4,760	4,879,729
5.76%, 07/01/29	2,170	2,211,032
Series RY, 6.76%, 07/01/34(b)	5,025	5,496,358

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical
Center Pooled Revenue RB
3.01%, 05/15/50 (Call 11/15/49)	$1,400	$898,643
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,629,424
4.13%, 05/15/32 (Call 02/15/32)	1,550	1,433,426
4.56%, 05/15/53	895	771,155
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,167,538
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,828,360
Series F, 6.58%, 05/15/49	3,015	3,335,717
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,985,388
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,494,060
San Joaquin Hills Transportation Corridor
Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,132,784
State of California, 5.20%, 03/01/43 (Call 03/01/33)(b)	1,790	1,674,442
State of California GO
1.70%, 02/01/28	140	123,509
2.50%, 10/01/29	6,000	5,227,335
3.38%, 04/01/25	3,000	2,933,982
3.50%, 04/01/28	910	861,977
4.50%, 04/01/33 (Call 04/01/28)(b)	2,750	2,594,050
4.60%, 04/01/38 (Call 04/01/28)	2,170	1,997,744
5.13%, 03/01/38 (Call 03/01/33)	1,000	961,571
5.75%, 10/01/31	1,400	1,446,623
Series A, 3.05%, 04/01/29	1,110	1,002,571
State of California GO BAB
7.30%, 10/01/39(b)	5,220	6,018,642
7.35%, 11/01/39(b)	3,130	3,632,719
7.50%, 04/01/34(b)	8,325	9,781,982
7.55%, 04/01/39(b)	12,470	14,842,070
7.60%, 11/01/40	7,575	9,179,443
7.63%, 03/01/40	4,350	5,180,296
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,791,511
Series AQ, 4.77%, 05/15/15(b)	835	690,680
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,830,344
Series BD, 3.35%, 07/01/29(b)	4,730	4,360,570
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	892,151
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	689,504
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,418,997
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	1,988,119
University of California RB BAB, 5.95%, 05/15/45	3,255	3,349,036
		176,924,384
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	739,672

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	4,015	4,140,602

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	719,864
Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	$1,000	$708,769
4.81%, 10/01/14	1,690	1,487,207
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,542,487
		4,458,327
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	195,361
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	858,915
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30).	1,300	905,186
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29).	1,265	990,747
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(b)	4,385	4,117,419
1.71%, 07/01/27	3,250	2,884,809
2.15%, 07/01/30(b)	4,902	4,017,133
		13,969,570
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,022,713
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,789	4,097,694
Project M, Series 2010-A, 6.66%, 04/01/57	3,316	3,600,867
Project P, Series 2010-A, 7.06%, 04/01/57	313	322,606
		9,043,880
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	382,979

Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	924,118
Series C, 4.57%, 01/01/54(b)	2,450	2,160,502
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40.	500	542,533
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,430	4,817,786
Series B, 6.90%, 12/01/40(b)	3,750	4,076,701
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34.	1,820	1,910,552
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	3,897,568
3.82%, 01/01/48	135	105,744
State of Illinois GO, 5.10%, 06/01/33	30,923	29,781,839
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,343	3,521,514
		51,738,857
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(b)	645	457,817

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	$605	$402,964
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	477,613
		880,577
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth
5.05%, 12/01/34	1,705	1,677,896
5.08%, 06/01/31	1,660	1,651,572
5.20%, 12/01/39	3,975	3,897,960
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,390	1,346,628
4.15%, 02/01/33	2,280	2,175,415
4.28%, 02/01/36	1,560	1,447,259
4.48%, 08/01/39	1,710	1,573,180
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	874,075
		14,643,985
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,819,212
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,540,578
		3,359,790
Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	1,949,786
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	382,724
2.90%, 09/01/49	2,675	1,789,213
Series D, 2.66%, 09/01/39	1,950	1,516,794
Commonwealth of Massachusetts GOL BAB,
Series E, 5.46%, 12/01/39	3,700	3,745,877
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,741,984
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB,
Series A, 5.73%, 06/01/40	1,435	1,455,061
Massachusetts School Building Authority RB 3.40%, 10/15/40 (Call 10/15/29)	1,755	1,404,122
Series B, 1.75%, 08/15/30	2,050	1,701,670
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,072,783
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	693,460
		18,453,474
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,295,759
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	458,281
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,760,331
3.38%, 12/01/40	845	649,228
Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	$1,250	$908,792
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	1,961,863
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	334,737
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)	614	461,040
3.50%, 04/01/52 (Call 10/01/51)(b)	475	358,273
3.60%, 04/01/47	1,800	1,484,494
4.45%, 04/01/22 (Call 10/01/21)	4,080	3,297,103
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,010,786
		14,980,687
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)(b)	1,924	1,591,952

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,003,133

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%,
08/15/57 (Call 02/15/57)	4,730	3,496,344

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB (The), Series A, Class A, 3.04%, 10/01/49	2,000	1,417,790

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	986,653

New Jersey — 0.1%
New Jersey Economic Development Authority
RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,874	6,256,384
New Jersey State Turnpike Authority RB BAB,
Series F, 7.41%, 01/01/40(b)	6,979	8,284,597
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,837,085
Series C, 5.75%, 12/15/28	2,900	2,930,673
New Jersey Turnpike Authority RB BAB,
Series A, 7.10%, 01/01/41	4,730	5,458,597
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	763,264
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	984,962
Rutgers The State University of New Jersey RB
BAB, Class H, 5.67%, 05/01/40	900	923,004
		28,438,566
New York — 0.1%
City of New York NY, 5.26%, 10/01/52	500	487,994
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	2,000	1,996,191
Series C-1, 5.52%, 10/01/37	3,000	3,013,050
Series F1, 6.27%, 12/01/37	2,755	2,927,312
Metropolitan Transportation Authority RB,
Series C2, 5.18%, 11/15/49	3,880	3,524,821
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	3,808,737
Series 2010-A, 6.67%, 11/15/39	50	52,795

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.87%, 11/15/39	$160	$159,062
Series B, 6.65%, 11/15/39	220	230,911
Series E, 6.81%, 11/15/40	1,630	1,740,819
New York City Municipal Water Finance
Authority RB
5.44%, 06/15/43(b)	1,385	1,365,608
5.72%, 06/15/42(b)	3,145	3,202,159
5.88%, 06/15/44	3,200	3,314,755
6.01%, 06/15/42	1,860	1,961,096
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,208,080
5.57%, 11/01/38	2,100	2,091,041
Series C-2, 5.77%, 08/01/36	1,815	1,827,598
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,304,470
Series F, 5.63%, 03/15/39	2,725	2,730,341
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	1,650,687
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	800,150
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	265,269
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	6,015	6,129,027
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	807,713
3.29%, 08/01/69(b)	1,300	829,443
4.03%, 09/01/48	1,440	1,166,717
5.07%, 07/15/53(b)	2,820	2,677,789
Series 164, 5.65%, 11/01/40	2,255	2,313,243
Series 165, 5.65%, 11/01/40(b)	1,795	1,841,360
Series 168, 4.93%, 10/01/51	2,650	2,457,979
Series 174, 4.46%, 10/01/62(b)	6,585	5,566,513
Series 181, 4.96%, 08/01/46(b)	2,000	1,856,701
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	956,220
Series 192, 4.81%, 10/15/65(b)	4,235	3,813,687
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	432,820
		72,512,158
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	1,100	749,905

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,322,139
Series B, 8.08%, 02/15/50	4,075	5,249,393
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,499,323
4.43%, 01/01/33	310	300,892
Series B, 4.53%, 01/01/35	2,400	2,284,317
Ohio State University (The) RB, Series A,
4.80%, 06/01/11	350	301,829
Ohio State University (The) RB BAB, Series C,
4.91%, 06/01/40(b)	1,905	1,788,721
Ohio Turnpike & Infrastructure Commission RB,
Series A, Class A, 3.22%, 02/15/48
(Call 02/15/30)	1,775	1,239,034
		13,985,648
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	646,449
Security	Par (000)	Value

Oklahoma (continued)
4.62%, 06/01/44	$1,655	$1,552,791
4.71%, 05/01/52	520	474,846
5.09%, 02/01/52	680	649,212
		3,323,298
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	50,402
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,014,814
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	755,645
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,189,338
State of Oregon GO, 5.89%, 06/01/27	8,020	8,168,642
		12,178,841
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45
(Call 07/01/31)	1,030	737,153
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	805,020
Series A, 4.14%, 06/01/38	50	44,107
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,277,796
2.84%, 09/01/50	975	648,910
Pennsylvania Turnpike Commission RB BAB,
Series B, 5.51%, 12/01/45	1,000	985,635
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%,
09/15/19 (Call 03/15/19)	2,000	1,259,987
		5,758,608
South Carolina — 0.0%
South Carolina Public Service Authority,
Series C, 6.45%, 01/01/50	1,000	1,081,816

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	969,369

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,921,875
Series C, 5.99%, 02/01/39(b)	1,000	1,042,880
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)(b)	2,895	1,870,193
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,061,061
Series B, 6.00%, 12/01/44	400	425,221
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	758,507
Dallas County Hospital District GOL BAB,
Series C, 5.62%, 08/15/44	1,250	1,268,193
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)(b)	220	153,493
Class A, 2.99%, 11/01/38	1,200	956,701
4.09%, 11/01/51	1,245	1,002,891
4.51%, 11/01/51 (Call 11/01/32)	3,305	2,847,143
Series A, Class A, 3.14%, 11/01/45	1,405	1,019,568
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,811,475

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series C, Class C, 3.09%, 11/01/40
(Call 11/01/30)	$340	$251,882
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/24) (PSF)	400	400,252
Grand Parkway Transportation Corp. RB,
3.24%, 10/01/52 (Call 04/01/30)	4,805	3,335,812
North Texas Tollway Authority RB BAB,
Series B, 6.72%, 01/01/49	4,120	4,776,976
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,589,580
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	2,125	1,586,816
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,391,560
Series A, 4.63%, 04/01/33	1,255	1,236,147
Series A, 4.68%, 04/01/40	2,550	2,380,789
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	6,495	6,474,250
5.17%, 04/01/41	6,200	6,048,851
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49(b)	3,350	2,574,581
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,505	1,647,170
Texas Transportation Commission State
Highway Fund RB
4.00%, 10/01/33	2,775	2,571,758
First Class, 5.18%, 04/01/30	5,115	5,172,469
University of Texas System (The) RB, Series B,
2.44%, 08/15/49 (Call 02/15/49)	765	469,963
University of Texas System (The) RB BAB,
Series C, 4.79%, 08/15/46	2,400	2,290,011
		66,338,068
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	2,790	1,592,960
2.58%, 11/01/51 (Call 05/01/51)	1,000	609,256
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	464,276
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	637,724
		3,304,216
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,195,258
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,108,731
		3,303,989
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	190	190,914
Series C, 3.15%, 05/01/27	2,580	2,454,268
		2,645,182

Total Municipal Debt Obligations — 0.6%
(Cost: $632,198,436)	.	539,878,785
Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.3%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/37	$9,721	$8,493,531
2.00%, 02/01/52	21,364	16,662,127
2.00%, 06/01/52	47,944	37,242,371
2.50%, 10/01/27	75	72,379
2.50%, 02/01/28	977	936,218
2.50%, 01/01/30	8,438	7,962,676
2.50%, 03/01/31	81	76,008
2.50%, 08/01/31	2,652	2,476,703
2.50%, 10/01/31	6,097	5,669,376
2.50%, 11/01/31	36	33,024
2.50%, 12/01/31	9,070	8,424,859
2.50%, 02/01/32	11,204	10,419,787
2.50%, 08/01/32	131	121,538
2.50%, 01/01/33	9,821	9,097,957
2.50%, 02/01/33	25	23,448
2.50%, 04/01/33	1,160	1,053,121
2.50%, 03/01/37	11,069	9,951,788
2.50%, 03/01/51	10,105	8,280,479
2.50%, 10/01/51	21,764	17,720,474
2.50%, 04/01/53	142,355	115,408,501
3.00%, 11/01/26	156	152,685
3.00%, 01/01/27	73	70,565
3.00%, 02/01/27	179	173,974
3.00%, 04/01/27	124	119,123
3.00%, 05/01/27	1,062	1,026,550
3.00%, 06/01/27	971	938,559
3.00%, 07/01/27	45	43,544
3.00%, 08/01/27	139	133,030
3.00%, 09/01/27	599	577,242
3.00%, 11/01/27	251	241,841
3.00%, 12/01/27	110	106,040
3.00%, 01/01/28	28	27,102
3.00%, 11/01/28	113	108,916
3.00%, 01/01/29	162	155,422
3.00%, 03/01/29	492	470,694
3.00%, 05/01/29	19,292	18,541,963
3.00%, 05/01/30	3,241	3,079,332
3.00%, 06/01/30	1,777	1,696,198
3.00%, 07/01/30	3,803	3,612,497
3.00%, 12/01/30	9,146	8,667,504
3.00%, 02/01/31	2,853	2,698,366
3.00%, 05/01/31	5,971	5,639,932
3.00%, 06/01/31	4,386	4,141,538
3.00%, 08/01/31	36	34,025
3.00%, 12/01/31	22	21,011
3.00%, 02/01/32	81	76,904
3.00%, 07/01/32	6,766	6,368,648
3.00%, 09/01/32	9	8,389
3.00%, 02/01/33	16	14,492
3.00%, 05/01/33	1,567	1,456,559
3.00%, 07/01/37	657	606,828
3.00%, 06/01/42	443	390,703
3.00%, 10/01/42	183	161,426
3.00%, 01/01/43	473	417,495
3.00%, 02/01/43	11,751	10,363,974
3.00%, 12/01/44	33	28,832
3.00%, 04/01/45	280	243,108
3.00%, 08/01/45	176	152,926

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/45	$14	$11,753
3.00%, 01/01/46	978	850,335
3.00%, 02/01/46	117	101,333
3.00%, 07/01/46	2,269	1,969,887
3.00%, 08/01/46	40,616	35,262,484
3.00%, 09/01/46	16,163	14,162,905
3.00%, 10/01/46	31,631	27,465,064
3.00%, 11/01/46	23,882	20,734,447
3.00%, 12/01/46	54,326	47,165,916
3.00%, 01/01/47	12,726	11,048,762
3.00%, 02/01/47	27,232	23,643,255
3.00%, 03/01/47	136	118,459
3.00%, 04/01/47	353	306,162
3.00%, 05/01/47	21,384	18,569,210
3.00%, 06/01/47	22,031	19,126,771
3.00%, 08/01/47	2,819	2,447,543
3.00%, 09/01/47	630	548,054
3.00%, 10/01/47	7,128	6,188,290
3.00%, 11/01/47	13	11,566
3.00%, 01/01/48	14	12,302
3.00%, 11/01/48	1,073	918,857
3.00%, 03/01/49	183	156,444
3.00%, 05/01/49	221	190,367
3.00%, 06/01/49	166	141,986
3.00%, 10/01/50	25,555	21,775,608
3.00%, 12/01/50	8,155	6,949,306
3.00%, 07/01/51	24,192	20,637,002
3.00%, 02/01/52	70,379	60,148,303
3.00%, 03/01/52	6,355	5,383,451
3.00%, 05/01/52	4,409	3,737,833
3.50%, 11/01/25	407	398,908
3.50%, 03/01/26	469	459,295
3.50%, 06/01/26	105	102,983
3.50%, 03/01/32	602	573,766
3.50%, 05/01/32	1,651	1,575,866
3.50%, 09/01/32	1,449	1,383,353
3.50%, 06/01/33	99	94,931
3.50%, 07/01/33	5,361	5,114,037
3.50%, 11/01/33	15	14,774
3.50%, 06/01/34	4,618	4,393,715
3.50%, 03/01/38	3,329	3,133,860
3.50%, 06/01/38	896	839,798
3.50%, 09/01/38	586	549,977
3.50%, 02/01/42	52	47,406
3.50%, 05/01/42	5	4,878
3.50%, 09/01/42	8	7,436
3.50%, 10/01/42	6,895	6,279,205
3.50%, 11/01/42	530	482,278
3.50%, 01/01/43	10	8,928
3.50%, 04/01/43	3,738	3,419,048
3.50%, 06/01/43	729	668,031
3.50%, 07/01/43	1,246	1,133,294
3.50%, 08/01/43	4,472	4,068,504
3.50%, 10/01/43	1,002	918,364
3.50%, 01/01/44	11,580	10,560,109
3.50%, 02/01/44	6,096	5,586,070
3.50%, 09/01/44	4,754	4,335,518
3.50%, 10/01/44	6,843	6,164,201
3.50%, 11/01/44	85	76,463
3.50%, 12/01/45	8,827	7,950,781
3.50%, 01/01/46	218	196,224
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/46	$24,593	$22,217,475
3.50%, 05/01/46	3,201	2,888,637
3.50%, 06/01/46	94	84,238
3.50%, 07/01/46	4,253	3,831,732
3.50%, 08/01/46	2,976	2,677,584
3.50%, 09/01/46	4,723	4,260,939
3.50%, 10/01/46	1,049	942,430
3.50%, 11/01/46	633	567,141
3.50%, 12/01/46	3,581	3,208,264
3.50%, 01/01/47	1,869	1,676,815
3.50%, 02/01/47	4,856	4,361,849
3.50%, 03/01/47	3,156	2,831,273
3.50%, 04/01/47	6,988	6,254,879
3.50%, 05/01/47	1,448	1,306,567
3.50%, 07/01/47	6,041	5,406,054
3.50%, 08/01/47	17,378	15,758,335
3.50%, 09/01/47	22,913	20,578,580
3.50%, 12/01/47	3,939	3,524,092
3.50%, 01/01/48	18,059	16,346,042
3.50%, 02/01/48	18,902	16,857,959
3.50%, 03/01/48	7,923	7,083,096
3.50%, 04/01/48	1,820	1,645,827
3.50%, 05/01/48	8,824	7,889,830
3.50%, 04/01/49	1,226	1,099,964
3.50%, 05/01/49	3,513	3,137,542
3.50%, 06/01/49	1,678	1,504,818
3.50%, 05/01/51	6,463	5,745,636
3.50%, 04/01/52	28,718	25,274,926
3.50%, 05/01/52	24,275	21,364,162
4.00%, 05/01/25	40	39,375
4.00%, 10/01/25	266	261,676
4.00%, 02/01/26	182	178,700
4.00%, 05/01/26	315	309,482
4.00%, 12/01/32	1,145	1,106,083
4.00%, 05/01/33	1,822	1,765,495
4.00%, 09/01/41	2,654	2,493,902
4.00%, 02/01/42	2,185	2,052,906
4.00%, 03/01/42	476	446,686
4.00%, 06/01/42	3,163	2,972,860
4.00%, 08/01/42	1,363	1,279,313
4.00%, 07/01/44	3,518	3,296,634
4.00%, 01/01/45	856	798,702
4.00%, 02/01/45	1,276	1,199,859
4.00%, 06/01/45	2,004	1,861,804
4.00%, 08/01/45	3,357	3,118,627
4.00%, 09/01/45	5,554	5,159,793
4.00%, 01/01/46	1,447	1,344,611
4.00%, 02/01/46	146	135,931
4.00%, 03/01/46	324	300,601
4.00%, 05/01/46	3,296	3,058,949
4.00%, 06/01/46	86	80,112
4.00%, 07/01/46	2,803	2,615,095
4.00%, 08/01/46	87	81,242
4.00%, 10/01/46	2,666	2,476,626
4.00%, 11/01/46	7,527	6,987,268
4.00%, 02/01/47	3,131	2,906,976
4.00%, 08/01/47	230	213,069
4.00%, 10/01/47	703	652,439
4.00%, 11/01/47	1,301	1,206,858
4.00%, 01/01/48	5,118	4,746,610
4.00%, 02/01/48	7,598	7,056,777

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/48	$161	$148,083
4.00%, 06/01/48	14,053	13,093,525
4.00%, 07/01/48	13,041	12,066,715
4.00%, 08/01/48	1,692	1,565,495
4.00%, 09/01/48	3,334	3,084,939
4.00%, 10/01/48	1,803	1,671,293
4.00%, 12/01/48	8,903	8,260,915
4.00%, 01/01/49	1,443	1,335,451
4.03%, 11/01/40(a)	10	10,297
4.50%, 07/01/24	15	14,680
4.50%, 08/01/24	5	4,555
4.50%, 09/01/24	18	17,443
4.50%, 10/01/24	17	16,940
4.50%, 08/01/30	960	944,857
4.50%, 03/01/39	928	901,431
4.50%, 05/01/39	1,085	1,053,897
4.50%, 10/01/39	649	630,441
4.50%, 01/01/40	199	192,865
4.50%, 02/01/41	1,326	1,285,238
4.50%, 04/01/41	42	40,414
4.50%, 05/01/41	3,378	3,277,613
4.50%, 05/01/42	3,465	3,361,361
4.50%, 01/01/45	2,518	2,424,601
4.50%, 11/01/45	168	161,663
4.50%, 12/01/45	131	126,774
4.50%, 01/01/46	3,854	3,710,393
4.50%, 03/01/46	187	179,933
4.50%, 04/01/46	550	525,911
4.50%, 05/01/46	353	337,614
4.50%, 07/01/46	106	101,745
4.50%, 08/01/46	294	280,981
4.50%, 09/01/46	2,362	2,275,650
4.50%, 05/01/47	2,071	1,980,779
4.50%, 06/01/47	1,162	1,109,501
4.50%, 11/01/47	132	126,547
4.50%, 05/01/48	6,627	6,308,560
4.50%, 06/01/48	5,264	5,019,778
4.50%, 07/01/48	3,749	3,576,974
4.50%, 09/01/48	177	169,033
4.50%, 10/01/48	7,026	6,738,358
4.50%, 11/01/48	32	30,769
4.50%, 12/01/48	6,466	6,158,599
4.50%, 01/01/49	1,471	1,401,132
4.50%, 05/01/49	13	12,560
4.50%, 06/01/52	33,286	31,184,862
4.50%, 08/01/53	6,077	5,699,314
4.89%, 12/01/38(a)	481	478,879
4.94%, 05/01/42(a)	313	313,311
5.00%, 08/01/25	207	205,411
5.00%, 04/01/33	2,466	2,454,583
5.00%, 06/01/33	302	300,904
5.00%, 12/01/33	619	616,287
5.00%, 07/01/35	1,136	1,129,964
5.00%, 01/01/36	545	542,655
5.00%, 01/01/37	64	63,298
5.00%, 02/01/37	64	63,684
5.00%, 02/01/38	338	336,513
5.00%, 03/01/38	2,335	2,322,939
5.00%, 12/01/38	287	285,181
5.00%, 03/01/40	76	75,998
5.00%, 08/01/40	325	323,403
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/40	$1,440	$1,430,295
5.00%, 08/01/41	410	406,634
5.00%, 09/01/47	331	324,964
5.00%, 03/01/48	233	228,572
5.00%, 04/01/48	4,309	4,225,257
5.00%, 05/01/48	1,339	1,312,112
5.00%, 07/01/48	821	803,461
5.00%, 10/01/48	637	623,819
5.00%, 11/01/48	879	861,225
5.00%, 04/01/49	404	395,988
5.00%, 06/01/49	864	845,155
5.00%, 03/01/53	26,531	25,589,906
5.00%, 05/01/53	16,005	15,422,161
5.00%, 06/01/53	99,005	95,532,830
5.00%, 07/01/53	26,777	25,836,537
5.00%, 08/01/53	26,778	25,777,643
5.50%, 02/01/34	1,054	1,066,617
5.50%, 05/01/35	861	876,575
5.50%, 06/01/35	482	490,338
5.50%, 05/01/36	594	604,317
5.50%, 07/01/36	1,032	1,049,067
5.50%, 03/01/38	948	965,907
5.50%, 04/01/38	215	219,482
5.50%, 01/01/39	501	508,056
5.50%, 11/01/39	523	532,030
5.50%, 04/01/53	19,573	19,422,912
5.50%, 05/01/53	18,970	18,808,421
5.50%, 06/01/53	18,279	18,068,276
5.50%, 08/01/53	3,222	3,178,993
5.70%, 08/01/41(a)	148	147,969
5.75%, 11/01/40(a)	288	286,823
5.77%, 01/01/42(a)	44	43,115
5.99%, 11/01/41(a)	154	153,010
6.00%, 10/01/36	566	585,189
6.00%, 02/01/37	475	493,563
6.00%, 11/01/37	1,670	1,736,759
6.00%, 09/01/38	24	25,432
6.00%, 01/01/53	12,874	13,038,590
6.00%, 05/01/53	3,411	3,446,607
6.00%, 07/01/53	38,283	38,708,496
6.00%, 08/01/53	149,602	151,566,747
6.13%, 09/01/41(a)	211	209,142
6.15%, 11/01/40(a)	113	111,524
6.50%, 09/01/53	14,832	15,209,173
Federal National Mortgage Association
2.00%, 03/01/37	2,469	2,162,363
2.50%, 08/01/50	16,213	13,425,691
2.50%, 09/01/50	8,454	6,934,012
2.50%, 01/01/52	38,061	31,008,658
2.50%, 02/01/52	34,901	28,416,950
2.50%, 07/01/52	13,582	11,031,486
3.00%, 09/01/35	17,030	16,128,941
3.00%, 02/01/47	8,715	7,674,684
3.00%, 03/01/47	6,796	5,784,998
3.00%, 07/01/50	12,949	11,042,442
3.00%, 09/01/50	9,641	8,217,947
3.00%, 11/01/50	8,758	7,468,271
3.00%, 01/01/51	9,405	8,011,446
3.00%, 06/01/51	18,168	15,514,451
3.00%, 01/01/52	36,917	31,142,735
3.00%, 02/01/52	7,604	6,479,682

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/52	$21,026	$17,903,269
3.50%, 07/01/38	38,168	35,950,396
3.50%, 11/01/51	5,669	5,053,048
3.50%, 04/01/52	115,303	102,505,108
3.50%, 05/01/52	18,034	15,871,684
4.00%, 02/01/47	9,531	8,938,485
4.00%, 11/01/49	40,190	37,033,362
4.00%, 01/01/50	20,147	18,616,544
4.00%, 06/01/52	2,310	2,103,841
4.00%, 12/01/52	3,459	3,167,491
4.00%, 01/01/57	6,408	5,932,057
4.00%, 02/01/57	7,171	6,638,331
4.26%, 02/01/42(a)	68	67,026
4.43%, 04/01/44(a)	206	203,590
4.50%, 07/01/53	2,336	2,189,472
4.50%, 08/01/53	17,605	16,511,859
5.00%, 12/01/23	0	1
5.00%, 04/01/53	8,165	7,859,900
5.00%, 07/01/53	19,690	19,016,392
5.00%, 09/01/53	25,596	24,638,982
5.50%, 06/01/53	3,144	3,126,485
5.50%, 07/01/53	47,058	46,627,212
6.00%, 08/01/41(a)	201	201,215
6.00%, 04/01/53	2,572	2,604,966
6.00%, 06/01/53	13,475	13,603,224
6.00%, 07/01/53	69,695	70,231,253
6.00%, 08/01/53	56,653	57,281,794
6.00%, 09/01/53	40,013	40,576,217
6.00%, 10/01/53	22,694	22,781,191
6.00%, 11/01/53	46,286	46,462,363
6.07%, 10/01/41(a)	309	309,528
6.50%, 07/01/53	8,012	8,214,971
6.50%, 10/01/53	53,025	54,312,847
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	3,009	2,854,271
Series 2016-M6, Class A2, 2.49%, 05/25/26	8,018	7,556,102
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,710	1,607,677
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	20,285	18,967,478
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	14,337	13,537,713
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	8,293	7,832,733
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	3,000	2,831,563
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	12,300	11,327,535
Series 2018-M13, Class A2, 3.86%, 09/25/30(a)	7,833	7,275,438
Series 2018-M2, Class A2, 3.01%, 01/25/28(a)	8,533	7,961,472
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,167	4,913,003
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,321	19,769,498
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	13,506,296
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	16,302,395
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	23,306,971
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass
Through Certificates
2.92%, 06/25/32	$25,000	$21,447,207
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	5,000	4,862,942
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	21,168	20,563,627
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	19,250	18,563,032
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	15,000	14,370,539
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	14,300	13,624,945
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	20,000	19,161,571
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	18,250	17,226,072
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	7,767	7,474,634
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	3,150	2,970,815
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	9,484,358
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	10,000	9,527,139
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	8,000	7,700,735
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	19,091	18,318,727
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	20,000	19,265,958
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	10,000	9,414,271
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	10,000	8,880,411
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	31,000	27,260,474
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	4,775	4,013,357
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,641,060
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	13,200	10,771,932
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	5,000	4,027,685
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	15,000	12,005,355
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	17,440	14,449,678
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	3,821,473
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	18,105,234
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	10,960	9,631,519
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	16,190	13,492,957
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	12,467,993
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	247	245,174

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K733, Class A2, 3.75%, 08/25/25 (Call 01/25/26)	$14,910	$14,540,911
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	5,700	5,489,326
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	22,600,698
Government National Mortgage Association
1.50%, 10/20/51	4,370	3,355,759
2.00%, 07/20/50	5,233	4,250,685
2.00%, 08/20/50	71,995	58,390,298
2.00%, 09/20/50	2,010	1,631,479
2.00%, 10/20/50	7,645	6,204,660
2.00%, 11/20/50	41,893	33,989,245
2.00%, 12/20/50	75,963	61,612,468
2.00%, 02/20/51	171,055	138,659,556
2.00%, 06/20/51	6,942	5,620,567
2.00%, 08/20/51	125,145	101,081,171
2.00%, 10/20/51	88,212	71,227,249
2.00%, 11/20/51	64,084	51,680,737
2.00%, 12/20/51	229,062	184,802,920
2.00%, 01/20/52	80,466	64,887,218
2.00%, 03/20/52	195,001	157,262,964
2.00%, 04/20/52	46,537	37,530,752
2.00%, 06/20/52	36,757	29,643,823
2.00%, 12/20/53(h)	78,543	63,368,247
2.50%, 02/15/28	55	52,517
2.50%, 10/20/31	67	63,088
2.50%, 05/20/45	3,017	2,556,294
2.50%, 11/20/46	422	357,770
2.50%, 12/20/46	13,055	11,061,575
2.50%, 01/20/47	5,982	5,068,714
2.50%, 06/20/50	15,431	12,957,949
2.50%, 08/20/50	17,004	14,071,832
2.50%, 09/20/50	36,308	30,039,182
2.50%, 01/20/51	80,036	67,087,878
2.50%, 02/20/51	135,020	113,005,580
2.50%, 05/20/51	275,433	230,396,587
2.50%, 06/20/51	8,514	7,120,930
2.50%, 07/20/51	228,915	191,413,213
2.50%, 08/20/51	140,699	117,627,999
2.50%, 09/20/51	4,616	3,858,072
2.50%, 10/20/51	4,175	3,489,234
2.50%, 11/20/51	34,197	28,546,383
2.50%, 12/20/51	97,028	80,991,048
2.50%, 01/20/52	3,413	2,847,987
2.50%, 03/20/52	107,297	89,635,690
2.50%, 04/20/52	39,649	33,086,771
2.50%, 05/20/52	27,182	22,683,184
2.50%, 07/20/52	8,937	7,464,709
2.50%, 08/20/52	17,831	14,893,667
2.50%, 12/20/53(h)	76,422	63,788,905
3.00%, 08/20/42	4,657	4,121,917
3.00%, 09/15/42	9	8,044
3.00%, 10/15/42	29	25,320
3.00%, 03/15/43	160	141,433
3.00%, 06/15/43	26	23,362
3.00%, 07/15/43	65	57,044
3.00%, 09/20/43	5,333	4,720,349
3.00%, 11/15/43	488	431,129
3.00%, 01/15/44	4,501	3,974,265
3.00%, 08/20/44	13,892	12,295,739
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/15/44	$108	$95,701
3.00%, 03/20/45	4,489	3,950,675
3.00%, 05/20/45	18,422	16,213,941
3.00%, 06/20/45	6,024	5,301,638
3.00%, 07/20/45	12,117	10,664,808
3.00%, 10/20/45	4,133	3,637,566
3.00%, 11/20/45	2,627	2,312,499
3.00%, 12/20/45	4,816	4,238,812
3.00%, 02/20/46	14,417	12,688,561
3.00%, 04/20/46	6,580	5,787,971
3.00%, 05/20/46	10,880	9,570,172
3.00%, 06/20/46	12,996	11,431,218
3.00%, 07/20/46	18,178	15,989,611
3.00%, 08/20/46	31,889	28,049,868
3.00%, 09/20/46	24,007	21,117,203
3.00%, 11/20/46	6,471	5,691,845
3.00%, 12/15/46	7,692	6,706,450
3.00%, 12/20/46	37,394	32,892,425
3.00%, 01/20/47	1,961	1,724,524
3.00%, 02/15/47	11,335	9,866,530
3.00%, 02/20/47	11,949	10,510,207
3.00%, 03/20/47	10,956	9,636,955
3.00%, 04/20/47	241	212,237
3.00%, 06/20/47	5,262	4,624,690
3.00%, 09/20/47	312	274,318
3.00%, 10/20/47	6,384	5,611,366
3.00%, 11/20/47	117	102,811
3.00%, 02/20/48	5,065	4,411,692
3.00%, 03/20/48	18	15,784
3.00%, 07/20/49	7,445	6,527,449
3.00%, 09/20/49	26,620	23,309,493
3.00%, 10/15/49	9,636	8,368,879
3.00%, 10/20/49	14,098	12,340,687
3.00%, 11/20/49	157	137,712
3.00%, 12/20/49	83,801	73,308,488
3.00%, 01/20/50	44,602	39,004,724
3.00%, 02/20/50	55,975	48,935,181
3.00%, 07/20/50	28,894	25,213,416
3.00%, 02/20/51	1,805	1,572,501
3.00%, 06/20/51	676	586,473
3.00%, 08/20/51	74,042	64,230,572
3.00%, 09/20/51	24,402	21,161,331
3.00%, 10/20/51	28,282	24,516,727
3.00%, 11/20/51	48,126	41,703,880
3.00%, 12/20/51	43,190	37,413,553
3.00%, 02/20/52	22,209	19,224,860
3.00%, 03/20/52	35,552	30,486,074
3.00%, 05/20/52	9,221	7,976,730
3.00%, 07/20/52	27,226	23,550,909
3.00%, 08/20/52	13,530	11,703,941
3.00%, 09/20/52	18,459	15,967,676
3.00%, 11/20/52	2,552	2,211,224
3.00%, 12/20/53(h)	97,007	83,904,771
3.50%, 11/20/40	58	52,955
3.50%, 12/20/40	43	39,094
3.50%, 05/20/41	82	75,297
3.50%, 09/15/41	149	135,901
3.50%, 10/15/41	201	183,918
3.50%, 12/15/41	1,470	1,344,355
3.50%, 04/15/42	98	89,923
3.50%, 08/20/42	8,247	7,552,617

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/15/42	$343	$313,906
3.50%, 09/20/42	9,886	9,053,142
3.50%, 10/15/42	268	245,711
3.50%, 10/20/42	26,456	24,227,367
3.50%, 11/15/42	358	327,419
3.50%, 11/20/42	23,101	21,154,711
3.50%, 12/15/42	614	561,408
3.50%, 12/20/42	8,162	7,474,131
3.50%, 02/15/43	339	310,578
3.50%, 02/20/43	160	146,668
3.50%, 03/15/43	412	376,813
3.50%, 03/20/43	702	642,567
3.50%, 04/15/43	24	21,574
3.50%, 04/20/43	178	162,640
3.50%, 05/15/43	684	625,881
3.50%, 06/15/43	9,670	8,847,912
3.50%, 08/20/43	128	116,928
3.50%, 09/20/43	63	57,375
3.50%, 10/20/43	172	157,758
3.50%, 01/15/44	147	134,347
3.50%, 01/20/44	5,271	4,825,429
3.50%, 02/20/44	1,712	1,567,247
3.50%, 03/20/44	163	148,759
3.50%, 07/20/44	29	26,453
3.50%, 08/15/44	26	24,081
3.50%, 08/20/44	5,604	5,121,134
3.50%, 09/15/44	68	62,051
3.50%, 09/20/44	10,055	9,188,676
3.50%, 10/15/44	145	132,168
3.50%, 10/20/44	1,527	1,394,729
3.50%, 11/20/44	13	12,221
3.50%, 12/20/44	944	862,744
3.50%, 01/15/45	56	51,587
3.50%, 01/20/45	141	128,583
3.50%, 03/15/45	113	102,103
3.50%, 04/20/45	9,664	8,788,269
3.50%, 05/20/45	3,631	3,277,004
3.50%, 06/15/45	41	37,280
3.50%, 06/20/45	5,450	4,956,062
3.50%, 07/20/45	205	186,695
3.50%, 08/20/45	444	402,144
3.50%, 09/20/45	14,154	12,871,238
3.50%, 10/20/45	1,375	1,250,723
3.50%, 11/20/45	10,024	9,115,048
3.50%, 12/20/45	5,602	5,093,999
3.50%, 03/20/46	20,570	18,682,115
3.50%, 04/20/46	9,051	8,220,814
3.50%, 06/20/46	39,954	36,287,547
3.50%, 07/20/46	306	277,582
3.50%, 08/15/46	47	41,866
3.50%, 11/20/46	408	370,805
3.50%, 12/20/46	11,596	10,531,762
3.50%, 01/15/47	46	41,405
3.50%, 01/20/47	2,732	2,481,560
3.50%, 02/20/47	46,904	42,600,098
3.50%, 03/20/47	17,342	15,719,318
3.50%, 04/20/47	15,465	14,017,611
3.50%, 06/20/47	3,437	3,115,375
3.50%, 07/20/47	433	392,074
3.50%, 08/20/47	22,950	20,814,802
3.50%, 09/15/47	49	43,843
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/20/47	$32,708	$29,647,646
3.50%, 10/20/47	13,507	12,278,393
3.50%, 11/15/47	21	18,600
3.50%, 11/20/47	19,590	17,757,294
3.50%, 12/15/47	5	4,815
3.50%, 12/20/47	9,596	8,700,984
3.50%, 01/20/48	9,485	8,597,878
3.50%, 02/20/48	3,213	2,912,056
3.50%, 04/20/48	31,488	28,527,923
3.50%, 05/15/48	327	292,833
3.50%, 05/20/48	21,609	19,587,656
3.50%, 08/20/48	4,151	3,765,965
3.50%, 09/20/48	1,931	1,749,983
3.50%, 11/20/48	3,351	3,034,032
3.50%, 01/20/49	2,041	1,850,044
3.50%, 06/20/49	674	609,018
3.50%, 09/20/49	5,367	4,849,398
3.50%, 10/20/49	6,896	6,230,864
3.50%, 01/20/50	27,301	24,662,536
3.50%, 03/20/50	7,671	6,929,459
3.50%, 08/20/50	6,221	5,642,676
3.50%, 10/20/51	2,528	2,260,883
3.50%, 01/20/52	10,024	8,963,506
3.50%, 02/20/52	18,519	16,576,506
3.50%, 08/20/52	8,494	7,590,780
3.50%, 12/20/52	10,755	9,611,412
3.50%, 01/20/53	39,889	35,646,128
3.50%, 05/20/53	26,349	23,800,044
3.50%, 12/20/53(h)	99,126	88,599,584
4.00%, 06/15/39	6	5,288
4.00%, 09/20/40	2,145	2,025,808
4.00%, 01/15/41	1	1,265
4.00%, 01/20/41	700	660,618
4.00%, 02/15/41	1,694	1,599,595
4.00%, 05/20/41	14	12,830
4.00%, 07/15/41	789	744,942
4.00%, 09/15/41	18	16,599
4.00%, 09/20/41	926	874,427
4.00%, 10/15/41	311	294,191
4.00%, 11/15/41	198	187,258
4.00%, 12/15/41	711	672,109
4.00%, 12/20/41	3,107	2,934,090
4.00%, 01/15/42	65	61,569
4.00%, 01/20/42	1,356	1,280,739
4.00%, 02/15/42	319	300,946
4.00%, 03/15/42	1,679	1,583,047
4.00%, 04/15/42	490	462,161
4.00%, 09/20/42	675	637,770
4.00%, 08/15/43	14	12,877
4.00%, 10/20/43	3,341	3,152,094
4.00%, 03/15/44	73	68,335
4.00%, 04/15/44	30	27,830
4.00%, 06/15/44	106	98,977
4.00%, 08/15/44	9	8,570
4.00%, 08/20/44	238	223,414
4.00%, 09/15/44	2	1,891
4.00%, 10/15/44	10	9,210
4.00%, 10/20/44	4,448	4,182,301
4.00%, 12/20/44	295	277,561
4.00%, 01/20/45	7,023	6,602,676
4.00%, 08/20/45	3,904	3,670,847

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/45	$4,570	$4,296,896
4.00%, 10/20/45	543	510,853
4.00%, 01/20/46	2,077	1,953,083
4.00%, 03/20/46	10,207	9,596,499
4.00%, 07/20/46	2,189	2,047,025
4.00%, 08/20/46	28	25,958
4.00%, 09/20/46	499	466,795
4.00%, 11/20/46	2,646	2,474,939
4.00%, 12/15/46	3,999	3,738,861
4.00%, 04/20/47	16,501	15,407,055
4.00%, 06/20/47	6,673	6,230,521
4.00%, 07/20/47	29,076	27,147,889
4.00%, 08/20/47	1,406	1,312,331
4.00%, 11/20/47	17,813	16,631,933
4.00%, 12/20/47	46	42,848
4.00%, 01/20/48	141	131,668
4.00%, 03/15/48	39	36,398
4.00%, 03/20/48	20,421	19,066,689
4.00%, 04/20/48	11,000	10,262,412
4.00%, 05/15/48	1,745	1,631,010
4.00%, 05/20/48	11,743	10,951,627
4.00%, 08/20/48	18,184	16,963,760
4.00%, 09/20/48	6,574	6,132,364
4.00%, 10/20/48	556	518,979
4.00%, 11/20/48	15,446	14,404,586
4.00%, 02/20/49	6,833	6,374,296
4.00%, 03/20/49	277	258,073
4.00%, 05/20/49	660	614,620
4.00%, 06/15/49	698	648,908
4.00%, 06/20/49	1,717	1,597,387
4.00%, 09/15/49	1,810	1,692,109
4.00%, 01/20/50	69,513	64,729,503
4.00%, 02/20/50	28,265	26,320,134
4.00%, 07/20/50	5,066	4,726,298
4.00%, 07/20/52	9,008	8,295,076
4.00%, 09/20/52	83,139	76,495,334
4.00%, 12/20/52	16,989	15,630,974
4.00%, 03/20/53	9,978	9,180,570
4.00%, 10/20/53	7,076	6,512,328
4.00%, 12/20/53(h)	46,206	42,559,155
4.50%, 04/15/39	281	273,762
4.50%, 08/15/39	1,410	1,371,956
4.50%, 11/20/39	725	706,513
4.50%, 01/20/40	197	191,874
4.50%, 06/15/40	1,347	1,311,023
4.50%, 07/15/40	640	622,667
4.50%, 08/15/40	1,020	993,244
4.50%, 08/20/40	1,214	1,181,941
4.50%, 09/15/40	1,175	1,143,825
4.50%, 10/20/40	2,973	2,894,695
4.50%, 06/20/41	2,595	2,525,797
4.50%, 07/20/41	13,600	13,237,222
4.50%, 09/20/41	1,789	1,741,756
4.50%, 12/20/41	369	358,707
4.50%, 11/20/45	3,052	2,953,888
4.50%, 02/15/46	4	3,831
4.50%, 08/20/46	3,821	3,699,015
4.50%, 09/20/46	609	591,736
4.50%, 10/20/46	2,763	2,674,555
4.50%, 11/20/46	1,044	1,011,021
4.50%, 12/20/46	444	429,957
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/20/47	$444	$428,418
4.50%, 04/20/47	534	514,494
4.50%, 05/20/47	504	485,278
4.50%, 06/20/47	1,169	1,124,887
4.50%, 07/20/47	2,609	2,510,972
4.50%, 10/20/47	829	797,659
4.50%, 04/20/48	1,995	1,914,157
4.50%, 05/20/48	4,995	4,794,130
4.50%, 06/20/48	5,477	5,253,413
4.50%, 07/20/48	7,117	6,826,284
4.50%, 08/20/48	11,467	10,999,328
4.50%, 09/20/48	575	551,088
4.50%, 10/20/48	595	571,000
4.50%, 11/20/48	164	157,491
4.50%, 12/20/48	5,895	5,654,644
4.50%, 01/20/49	142	136,373
4.50%, 02/20/49	1,288	1,235,187
4.50%, 03/20/49	2,463	2,362,678
4.50%, 05/20/49	532	510,716
4.50%, 06/20/49	7,915	7,592,640
4.50%, 07/20/49	5,875	5,635,684
4.50%, 08/20/49	2,338	2,242,572
4.50%, 07/20/52	4,720	4,467,507
4.50%, 08/20/52	104,992	99,365,619
4.50%, 04/20/53	76,326	72,161,295
4.50%, 05/20/53	38,643	36,534,508
4.50%, 12/20/53(h)	129,186	122,164,104
5.00%, 12/15/36	397	396,614
5.00%, 01/15/39	1,210	1,202,202
5.00%, 07/15/39	2,187	2,173,131
5.00%, 05/15/40	779	774,180
5.00%, 07/20/40	4,067	4,040,980
5.00%, 08/20/40	1,514	1,504,519
5.00%, 05/15/47	1,037	1,026,296
5.00%, 06/15/47	157	155,733
5.00%, 11/15/47	355	351,517
5.00%, 12/15/47	257	254,733
5.00%, 01/15/48	338	334,427
5.00%, 02/15/48	483	478,185
5.00%, 03/20/48	1,116	1,103,228
5.00%, 04/20/48	3,762	3,718,871
5.00%, 05/20/48	4,083	4,029,849
5.00%, 10/20/48	82	80,786
5.00%, 11/20/48	1,452	1,433,102
5.00%, 12/20/48	2,700	2,664,401
5.00%, 01/20/49	4,465	4,406,042
5.00%, 04/20/49	10,553	10,420,992
5.00%, 05/20/49	1,228	1,212,427
5.00%, 06/20/49	9,981	9,856,375
5.00%, 07/20/52	4,951	4,814,250
5.00%, 09/20/52	6,209	6,036,941
5.00%, 12/20/52	42,894	41,708,339
5.00%, 01/20/53	45,706	44,442,260
5.00%, 02/20/53	8,100	7,875,791
5.00%, 04/20/53	32,699	31,796,180
5.00%, 05/20/53	38,754	37,639,018
5.00%, 07/20/53	31,224	30,325,807
5.00%, 12/20/53(h)	138,755	134,774,832
5.50%, 03/15/36	599	610,337
5.50%, 06/20/38	654	667,928
5.50%, 03/20/39	1,000	1,022,598

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/15/39	$237	$242,544
5.50%, 01/15/40	2,303	2,357,901
5.50%, 04/20/48	228	230,440
5.50%, 12/20/52	61,070	60,623,632
5.50%, 01/20/53	26,341	26,148,849
5.50%, 03/20/53	43,043	42,725,987
5.50%, 04/20/53	110,626	109,810,612
5.50%, 06/20/53	24,256	24,077,582
5.50%, 07/20/53	23,154	23,056,392
5.50%, 09/20/53	39,386	39,095,887
5.50%, 10/20/53	49,905	49,537,069
5.50%, 12/20/53(h)	32,774	32,532,794
6.00%, 03/15/37	1,915	1,986,759
6.00%, 09/20/38	732	760,974
6.00%, 11/15/39	321	334,807
6.00%, 09/20/53	31,220	31,442,849
6.00%, 10/20/53	46,937	47,272,526
6.00%, 11/20/53	34,695	34,942,926
6.00%, 12/20/53(h)	111,650	112,449,949
6.50%, 10/20/38	1,087	1,148,469
6.50%, 11/20/53	23,317	23,712,679
6.50%, 12/20/53(h)	110,000	111,860,547
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	17,499	14,864,589
1.50%, 04/01/36	309	262,727
1.50%, 07/01/36	3,178	2,699,500
1.50%, 10/01/36	12,674	10,765,878
1.50%, 01/01/37	1,625	1,380,392
1.50%, 02/01/37	153,086	130,039,225
1.50%, 03/01/37	157,476	133,539,527
1.50%, 04/01/37	24,280	20,589,481
1.50%, 08/01/37	12,579	10,685,580
1.50%, 12/18/38(h)	96,063	81,484,847
1.50%, 11/01/50	88,640	65,736,059
1.50%, 01/01/51	24,754	18,348,364
1.50%, 04/01/51	8,993	6,657,961
1.50%, 05/01/51	100,536	74,424,096
1.50%, 06/01/51	47,488	35,109,408
1.50%, 07/01/51	137,265	101,606,107
1.50%, 11/01/51	89,206	65,978,444
1.50%, 04/01/52	9,237	6,835,045
1.50%, 12/13/53(h)	19,975	14,712,836
2.00%, 10/01/35	30,014	26,450,344
2.00%, 11/01/35	14,246	12,578,871
2.00%, 12/01/35	66,937	58,869,023
2.00%, 02/01/36	341,612	300,552,420
2.00%, 03/01/36	68,117	59,863,286
2.00%, 04/01/36	506	443,839
2.00%, 05/01/36	54,209	47,585,021
2.00%, 06/01/36	31,477	27,577,241
2.00%, 08/01/36	25,336	22,207,517
2.00%, 09/01/36	20,897	18,297,515
2.00%, 10/01/36	6,604	5,786,852
2.00%, 11/01/36	45,297	39,666,141
2.00%, 12/01/36	85,845	75,189,974
2.00%, 01/01/37	125,668	110,079,804
2.00%, 02/01/37	63,318	55,452,588
2.00%, 03/01/37	7,331	6,420,496
2.00%, 04/01/37	139,117	121,584,057
2.00%, 05/01/37	62,501	54,610,761
2.00%, 06/01/37	92,031	80,453,276
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 08/01/37	$5,170	$4,517,153
2.00%, 12/18/38(h)	149,639	130,671,142
2.00%, 07/01/50	58,604	45,982,096
2.00%, 09/01/50	65,461	51,357,141
2.00%, 10/01/50	158,483	124,289,679
2.00%, 11/01/50	2,503	1,959,205
2.00%, 12/01/50	231,942	182,764,313
2.00%, 01/01/51	99,687	78,724,948
2.00%, 02/01/51	445,779	348,365,885
2.00%, 03/01/51	468,371	366,434,274
2.00%, 04/01/51	483,299	378,137,363
2.00%, 05/01/51	109,145	85,611,917
2.00%, 06/01/51	254,979	199,686,740
2.00%, 07/01/51	257,829	201,832,443
2.00%, 08/01/51	81,086	63,391,648
2.00%, 09/01/51	36,045	28,099,583
2.00%, 10/01/51	685,095	534,942,686
2.00%, 11/01/51	383,269	299,348,750
2.00%, 12/01/51	400,377	312,259,624
2.00%, 01/01/52	231,197	180,144,864
2.00%, 02/01/52	521,310	405,481,309
2.00%, 03/01/52	315,950	245,689,418
2.00%, 04/01/52	25,595	19,883,347
2.00%, 05/01/52	16,303	12,664,262
2.00%, 06/01/52	14,584	11,349,492
2.00%, 12/13/53(h)	147,531	114,555,443
2.50%, 05/01/27	785	755,877
2.50%, 10/01/27	850	815,391
2.50%, 01/01/28	103	98,545
2.50%, 03/01/28	161	153,238
2.50%, 06/01/28	27	25,792
2.50%, 09/01/28	78	73,971
2.50%, 12/01/28	34	31,957
2.50%, 09/01/29	59	55,406
2.50%, 12/01/29	1,397	1,336,396
2.50%, 02/01/30	999	939,465
2.50%, 03/01/30	3,212	3,017,447
2.50%, 04/01/30	201	189,141
2.50%, 06/01/30	526	492,976
2.50%, 07/01/30	1,058	991,184
2.50%, 08/01/30	2,863	2,679,488
2.50%, 09/01/30	1,096	1,026,411
2.50%, 12/01/30	2,120	1,979,802
2.50%, 01/01/31	1,365	1,278,601
2.50%, 04/01/31	801	747,469
2.50%, 05/01/31	22	20,209
2.50%, 09/01/31	4,209	3,908,304
2.50%, 10/01/31	38,021	35,555,265
2.50%, 12/01/31	7,202	6,701,854
2.50%, 01/01/32	14,021	13,040,213
2.50%, 02/01/32	16,365	15,239,693
2.50%, 03/01/32	6,503	6,027,423
2.50%, 04/01/32	38,988	36,316,987
2.50%, 05/01/32	25,186	23,430,640
2.50%, 06/01/32	699	651,856
2.50%, 07/01/32	10,914	10,179,037
2.50%, 09/01/32	4,134	3,856,780
2.50%, 10/01/32	807	747,049
2.50%, 11/01/32	671	615,846
2.50%, 12/01/32	7,366	6,802,438
2.50%, 01/01/33	21,810	20,495,865

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/33	$111	$100,344
2.50%, 07/01/33	107	97,418
2.50%, 08/01/34	530	495,100
2.50%, 10/01/34	224	203,503
2.50%, 11/01/34	22,085	20,004,647
2.50%, 07/01/35	12,150	11,044,831
2.50%, 09/01/35	23,570	21,325,964
2.50%, 10/01/35	75,702	68,579,751
2.50%, 03/01/36	22,136	20,036,576
2.50%, 04/01/36	1,410	1,275,500
2.50%, 05/01/36	18,897	17,028,276
2.50%, 07/01/36	32,472	29,299,790
2.50%, 08/01/36	9,340	8,419,846
2.50%, 10/01/36	1,250	1,132,863
2.50%, 03/01/37	3,199	2,877,036
2.50%, 04/01/37	26,502	23,842,631
2.50%, 05/01/37	65,320	58,729,703
2.50%, 06/01/37	15,862	14,262,028
2.50%, 12/18/38(h)	121,677	109,373,273
2.50%, 05/01/43	210	177,702
2.50%, 02/01/47	725	603,834
2.50%, 04/01/47	9,199	7,662,704
2.50%, 12/01/47	177	147,837
2.50%, 05/01/50	80,113	65,497,437
2.50%, 07/01/50	43,404	35,844,420
2.50%, 08/01/50	46,777	38,410,016
2.50%, 09/01/50	142,255	116,868,499
2.50%, 10/01/50	182,755	149,446,065
2.50%, 11/01/50	209,797	171,563,962
2.50%, 12/01/50	61,790	50,308,742
2.50%, 01/01/51	136,897	111,270,149
2.50%, 02/01/51	58,697	47,912,703
2.50%, 03/01/51	63,061	51,150,926
2.50%, 04/01/51	36,626	29,795,434
2.50%, 05/01/51	38,770	31,646,031
2.50%, 06/01/51	7,081	5,765,299
2.50%, 07/01/51	242,233	197,352,933
2.50%, 08/01/51	314,560	256,782,613
2.50%, 09/01/51	146,845	119,852,198
2.50%, 10/01/51	99,047	80,947,975
2.50%, 11/01/51	97,968	80,024,312
2.50%, 12/01/51	394,439	322,324,163
2.50%, 01/01/52	436,689	355,183,613
2.50%, 02/01/52	185,897	151,562,962
2.50%, 03/01/52	248,629	201,905,493
2.50%, 04/01/52	231,930	188,272,671
2.50%, 05/01/52	114,877	93,145,173
2.50%, 06/01/52	13,454	10,907,177
2.50%, 07/01/52	89,525	72,622,630
2.50%, 08/01/52	11,205	9,084,399
2.50%, 12/13/53(h)	153,326	124,122,593
3.00%, 11/01/25	55	53,206
3.00%, 10/01/26	44	42,585
3.00%, 01/01/27	1,119	1,087,045
3.00%, 02/01/27	13	12,799
3.00%, 10/01/27	1,620	1,560,568
3.00%, 11/01/27	1,017	978,901
3.00%, 12/01/27	68	65,330
3.00%, 03/01/29	119	113,488
3.00%, 07/01/29	180	171,610
3.00%, 09/01/29	91	86,968
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/29	$26	$24,530
3.00%, 01/01/30	68	64,934
3.00%, 03/01/30	32,679	31,479,141
3.00%, 04/01/30	3,025	2,872,307
3.00%, 06/01/30	574	551,555
3.00%, 07/01/30	2,337	2,214,891
3.00%, 08/01/30	8,811	8,343,692
3.00%, 09/01/30	11,726	11,115,048
3.00%, 10/01/30	5,348	5,061,088
3.00%, 11/01/30	1,264	1,195,854
3.00%, 12/01/30	3,510	3,320,729
3.00%, 01/01/31	12,182	11,578,566
3.00%, 02/01/31	8,644	8,196,604
3.00%, 03/01/31	5,760	5,444,771
3.00%, 04/01/31	859	812,473
3.00%, 05/01/31	285	269,941
3.00%, 06/01/31	5,109	4,825,321
3.00%, 07/01/31	1,334	1,255,242
3.00%, 09/01/31	4,752	4,488,437
3.00%, 10/01/31	1,002	945,129
3.00%, 12/01/31	8,770	8,406,343
3.00%, 01/01/32	8,543	8,057,784
3.00%, 02/01/32	15,876	14,987,572
3.00%, 03/01/32	2,218	2,089,363
3.00%, 04/01/32	163	153,516
3.00%, 05/01/32	3,209	3,005,454
3.00%, 06/01/32	5,189	4,908,572
3.00%, 08/01/32	3,205	3,018,853
3.00%, 09/01/32	889	838,858
3.00%, 11/01/32	5,172	4,866,359
3.00%, 12/01/32	10,320	9,688,311
3.00%, 02/01/33	5,646	5,307,714
3.00%, 05/01/33	464	430,438
3.00%, 09/01/33	395	366,157
3.00%, 10/01/33	4,791	4,444,361
3.00%, 07/01/34	3,700	3,437,608
3.00%, 08/01/34	372	346,807
3.00%, 09/01/34	5,567	5,184,853
3.00%, 11/01/34	3,700	3,431,098
3.00%, 12/01/34	13,047	12,088,481
3.00%, 03/01/35	3,592	3,330,776
3.00%, 04/01/35	21,473	19,865,694
3.00%, 06/01/35	503	465,507
3.00%, 07/01/35	2,935	2,721,271
3.00%, 10/01/35	8,894	8,224,639
3.00%, 12/01/35	5,878	5,493,545
3.00%, 07/01/37	14,315	13,241,417
3.00%, 12/15/37(h)	147,245	135,649,580
3.00%, 08/01/42	219	192,555
3.00%, 09/01/42	79	69,325
3.00%, 10/01/42	3,314	2,919,002
3.00%, 11/01/42	2,552	2,247,770
3.00%, 12/01/42	13,394	11,796,323
3.00%, 01/01/43	6,726	5,924,236
3.00%, 02/01/43	225	197,917
3.00%, 03/01/43	9,653	8,502,073
3.00%, 04/01/43	10,474	9,225,130
3.00%, 05/01/43	4,414	3,887,950
3.00%, 06/01/43	2,165	1,905,925
3.00%, 07/01/43	1,555	1,369,799
3.00%, 08/01/43	2,594	2,285,237

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/43	$6,210	$5,468,901
3.00%, 01/01/44	8,668	7,633,890
3.00%, 10/01/44	27,306	24,048,251
3.00%, 12/01/44	6	5,406
3.00%, 01/01/45	2,773	2,442,354
3.00%, 02/01/45	249	216,283
3.00%, 03/01/45	11,824	10,413,201
3.00%, 04/01/45	97	84,786
3.00%, 05/01/45	11,524	10,114,684
3.00%, 06/01/45	56	48,759
3.00%, 08/01/45	131	113,711
3.00%, 09/01/45	875	759,680
3.00%, 11/01/45	1,945	1,689,412
3.00%, 12/01/45	206	178,618
3.00%, 01/01/46	509	442,688
3.00%, 04/01/46	2,968	2,576,837
3.00%, 06/01/46	58	50,248
3.00%, 07/01/46	71,738	62,290,494
3.00%, 08/01/46	12,634	10,954,335
3.00%, 10/01/46	3,947	3,418,198
3.00%, 11/01/46	48,557	42,119,684
3.00%, 12/01/46	108,135	93,755,389
3.00%, 01/01/47	40,212	34,868,579
3.00%, 02/01/47	65,884	57,120,416
3.00%, 03/01/47	35,876	31,103,721
3.00%, 05/01/47	1,359	1,176,193
3.00%, 07/01/47	16,496	14,301,643
3.00%, 08/01/47	5,065	4,391,226
3.00%, 12/01/47	26,245	22,724,829
3.00%, 03/01/48	4,012	3,470,896
3.00%, 04/01/48	167	141,490
3.00%, 09/01/48	405	351,295
3.00%, 11/01/48	46,047	39,876,566
3.00%, 02/01/49	21,287	18,483,669
3.00%, 09/01/49	9,779	8,390,646
3.00%, 11/01/49	15,473	13,239,214
3.00%, 12/01/49	29,903	25,574,356
3.00%, 02/01/50	7,991	6,827,336
3.00%, 03/01/50	19,428	16,608,695
3.00%, 04/01/50	31,056	26,530,349
3.00%, 05/01/50	8,978	7,662,451
3.00%, 06/01/50	53,572	45,722,609
3.00%, 07/01/50	63,305	53,998,558
3.00%, 08/01/50	66,690	57,005,088
3.00%, 09/01/50	192	163,585
3.00%, 10/01/50	114,721	97,011,958
3.00%, 11/01/50	10,292	8,772,207
3.00%, 12/01/50	574	488,794
3.00%, 01/01/51	18,780	16,015,306
3.00%, 05/01/51	69,445	59,581,087
3.00%, 06/01/51	46,762	39,679,795
3.00%, 07/01/51	19,993	17,006,551
3.00%, 08/01/51	61,987	52,570,991
3.00%, 11/01/51	18,815	15,935,918
3.00%, 01/01/52	43,171	36,616,356
3.00%, 02/01/52	18,534	15,692,088
3.00%, 03/01/52	112,742	95,317,260
3.00%, 04/01/52	183,978	156,184,122
3.00%, 05/01/52	57,813	48,979,212
3.00%, 12/13/53(h)	111,952	94,347,539
3.50%, 10/01/25	94	92,174
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/27	$156	$152,211
3.50%, 11/01/28	88	84,937
3.50%, 01/01/29	183	176,652
3.50%, 11/01/29	85	82,247
3.50%, 12/01/29	727	699,305
3.50%, 07/01/30	4,584	4,411,078
3.50%, 10/01/30	1,219	1,173,052
3.50%, 11/01/30	293	280,222
3.50%, 03/01/31	1,865	1,783,172
3.50%, 06/01/31	5,881	5,645,585
3.50%, 01/01/32	7,226	6,899,913
3.50%, 02/01/32	912	871,564
3.50%, 05/01/32	3,596	3,426,693
3.50%, 06/01/32	3,321	3,165,312
3.50%, 07/01/32	1,257	1,192,982
3.50%, 08/01/32	871	829,968
3.50%, 09/01/32	1,954	1,871,690
3.50%, 10/01/32	839	800,049
3.50%, 11/01/32	969	922,683
3.50%, 12/01/32	113	107,935
3.50%, 02/01/33	499	475,448
3.50%, 03/01/33	4,274	4,071,179
3.50%, 04/01/33	5,210	4,964,112
3.50%, 05/01/33	3,740	3,587,708
3.50%, 06/01/33	4,410	4,200,812
3.50%, 10/01/33	593	565,044
3.50%, 01/01/34	1,481	1,412,886
3.50%, 02/01/34	21,517	20,638,162
3.50%, 03/01/34	523	498,496
3.50%, 04/01/34	1,278	1,226,155
3.50%, 05/01/34	1,801	1,713,378
3.50%, 07/01/34	5,218	5,057,498
3.50%, 08/01/34	5,227	4,966,036
3.50%, 01/01/35	3,657	3,478,927
3.50%, 05/01/35	302	287,499
3.50%, 12/15/37(h)	52,090	49,094,229
3.50%, 08/01/38	876	820,769
3.50%, 09/01/38	1,512	1,415,943
3.50%, 11/01/40	238	218,355
3.50%, 02/01/41	263	239,376
3.50%, 02/01/42	7,447	6,773,980
3.50%, 03/01/42	54	49,190
3.50%, 04/01/42	25	22,458
3.50%, 05/01/42	2,604	2,373,659
3.50%, 08/01/42	438	400,714
3.50%, 11/01/42	9,332	8,488,756
3.50%, 12/01/42	3,254	2,963,763
3.50%, 01/01/43	84	77,176
3.50%, 02/01/43	507	464,853
3.50%, 04/01/43	86	78,481
3.50%, 05/01/43	123	112,649
3.50%, 06/01/43	3,283	2,982,997
3.50%, 08/01/43	98	89,089
3.50%, 10/01/43	3,645	3,315,309
3.50%, 09/01/44	215	196,024
3.50%, 10/01/44	4,396	3,994,837
3.50%, 01/01/45	101	92,299
3.50%, 02/01/45	5,318	4,832,987
3.50%, 03/01/45	20,622	18,691,638
3.50%, 05/01/45	22,680	20,585,831
3.50%, 06/01/45	93	83,322

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/45	$9,355	$8,488,123
3.50%, 08/01/45	3,648	3,311,009
3.50%, 10/01/45	1,840	1,673,020
3.50%, 11/01/45	263	236,998
3.50%, 12/01/45	34,706	31,306,756
3.50%, 01/01/46	15,463	14,068,540
3.50%, 02/01/46	15,752	14,167,159
3.50%, 03/01/46	19,463	17,545,404
3.50%, 04/01/46	2,698	2,402,476
3.50%, 05/01/46	16,159	14,569,134
3.50%, 06/01/46	3,033	2,709,422
3.50%, 07/01/46	25,727	23,231,476
3.50%, 08/01/46	8,324	7,460,347
3.50%, 09/01/46	6,635	5,891,537
3.50%, 10/01/46	9,311	8,373,513
3.50%, 11/01/46	13,240	11,921,746
3.50%, 12/01/46	57,649	52,113,807
3.50%, 01/01/47	30,065	27,123,449
3.50%, 02/01/47	12,733	11,443,939
3.50%, 04/01/47	11,846	10,666,537
3.50%, 05/01/47	13,427	12,097,336
3.50%, 06/01/47	9,050	8,133,637
3.50%, 07/01/47	59,731	53,512,842
3.50%, 08/01/47	14,328	12,853,616
3.50%, 09/01/47	15,434	13,789,547
3.50%, 10/01/47	11,730	10,566,573
3.50%, 11/01/47	16,614	14,957,810
3.50%, 12/01/47	16,054	14,343,658
3.50%, 01/01/48	35,304	31,619,020
3.50%, 02/01/48	75,391	67,534,831
3.50%, 03/01/48	2,386	2,133,127
3.50%, 04/01/48	10,976	9,843,973
3.50%, 05/01/48	29,676	26,525,145
3.50%, 06/01/48	3,236	2,888,697
3.50%, 07/01/48	2,509	2,247,610
3.50%, 11/01/48	37,740	33,695,242
3.50%, 02/01/49	105	93,105
3.50%, 03/01/49	1,426	1,271,774
3.50%, 04/01/49	2,424	2,162,104
3.50%, 05/01/49	1,554	1,366,848
3.50%, 06/01/49	81,523	72,908,071
3.50%, 07/01/49	13,019	11,572,943
3.50%, 09/01/49	17,805	15,828,363
3.50%, 04/01/50	45,455	40,638,500
3.50%, 05/01/50	10,113	8,932,173
3.50%, 06/01/50	5,180	4,573,248
3.50%, 07/01/50	22,502	19,861,541
3.50%, 02/01/51	28,791	25,595,933
3.50%, 05/01/51	682	610,038
3.50%, 07/01/51	4,029	3,545,180
3.50%, 04/01/52	13,934	12,263,731
3.50%, 05/01/52	113,173	99,349,970
3.50%, 06/01/52	66,630	58,694,485
3.50%, 07/01/52	26,655	23,527,315
3.50%, 12/13/52(h)	158,536	139,000,137
4.00%, 10/01/25	375	369,048
4.00%, 11/01/25	16	15,438
4.00%, 03/01/26	176	173,291
4.00%, 06/01/26	254	249,117
4.00%, 09/01/26	93	90,799
4.00%, 12/01/30	986	957,769
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/31	$357	$346,541
4.00%, 02/01/31	256	248,544
4.00%, 10/01/31	1,101	1,066,652
4.00%, 02/01/32	1,454	1,407,280
4.00%, 07/01/32	2,802	2,746,757
4.00%, 05/01/33	4,377	4,235,772
4.00%, 06/01/33	750	726,254
4.00%, 07/01/33	1,310	1,267,746
4.00%, 12/01/33	5,641	5,539,434
4.00%, 06/01/38	2,743	2,613,649
4.00%, 12/18/38(h)	105,565	101,469,594
4.00%, 12/01/40	21	19,458
4.00%, 12/01/41	1,069	1,002,916
4.00%, 03/01/42	2,366	2,219,200
4.00%, 06/01/42	1,743	1,635,272
4.00%, 07/01/42	63	59,038
4.00%, 09/01/43	109	102,805
4.00%, 10/01/43	80	75,026
4.00%, 04/01/44	39	36,561
4.00%, 05/01/44	2,550	2,394,139
4.00%, 06/01/44	4,181	3,924,037
4.00%, 10/01/44	1,223	1,144,503
4.00%, 12/01/44	8,576	8,029,722
4.00%, 01/01/45	11,787	11,042,983
4.00%, 02/01/45	36,336	34,074,395
4.00%, 03/01/45	5,719	5,344,221
4.00%, 05/01/45	10,345	9,698,536
4.00%, 06/01/45	5,655	5,291,354
4.00%, 07/01/45	415	385,404
4.00%, 08/01/45	347	321,703
4.00%, 09/01/45	742	692,864
4.00%, 11/01/45	133	123,551
4.00%, 12/01/45	876	818,850
4.00%, 01/01/46	746	692,216
4.00%, 02/01/46	1,222	1,132,271
4.00%, 03/01/46	1,568	1,454,898
4.00%, 04/01/46	2,300	2,133,636
4.00%, 05/01/46	6,993	6,521,251
4.00%, 06/01/46	18,435	17,304,534
4.00%, 07/01/46	21,733	20,241,475
4.00%, 08/01/46	3,742	3,475,953
4.00%, 09/01/46	140	129,340
4.00%, 10/01/46	3,819	3,567,996
4.00%, 11/01/46	1,383	1,298,008
4.00%, 02/01/47	2,882	2,673,703
4.00%, 03/01/47	2,135	1,980,765
4.00%, 04/01/47	6,242	5,794,518
4.00%, 05/01/47	5,589	5,195,420
4.00%, 06/01/47	11,116	10,334,208
4.00%, 07/01/47	17,359	16,110,335
4.00%, 08/01/47	14,679	13,622,977
4.00%, 09/01/47	15,180	14,088,844
4.00%, 10/01/47	13,415	12,500,776
4.00%, 11/01/47	6,423	5,949,507
4.00%, 12/01/47	10,076	9,334,998
4.00%, 01/01/48	2,013	1,864,285
4.00%, 02/01/48	21,130	19,569,783
4.00%, 04/01/48	22,390	20,692,050
4.00%, 05/01/48	1,830	1,690,457
4.00%, 07/01/48	2,882	2,663,160
4.00%, 09/01/48	11,180	10,330,817

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/48	$7,919	$7,328,444
4.00%, 11/01/48	23,693	21,893,485
4.00%, 01/01/49	3,020	2,798,097
4.00%, 02/01/49	3,326	3,071,564
4.00%, 03/01/49	37,853	34,977,108
4.00%, 04/01/49	11,450	10,621,857
4.00%, 05/01/49	8,434	7,824,836
4.00%, 06/01/49	32,476	30,089,326
4.00%, 07/01/49	57,718	53,385,271
4.00%, 08/01/49	963	894,365
4.00%, 10/01/49	1,713	1,580,871
4.00%, 11/01/49	2,693	2,497,125
4.00%, 12/01/49	3,606	3,326,007
4.00%, 02/01/50	593	547,412
4.00%, 05/01/50	10,443	9,641,825
4.00%, 03/01/51	8,025	7,409,350
4.00%, 05/01/51	20,525	18,965,860
4.00%, 04/01/52	16,686	15,187,409
4.00%, 05/01/52	35,522	32,353,367
4.00%, 06/01/52	47,510	43,211,009
4.00%, 07/01/52	82,435	75,029,824
4.00%, 08/01/52	183,884	167,183,847
4.00%, 09/01/52	21,542	19,571,521
4.00%, 10/01/52	27,673	25,343,563
4.00%, 11/01/52	4,428	4,032,982
4.00%, 02/01/53	31,511	28,957,133
4.00%, 12/13/53(h)	159,865	145,124,323
4.50%, 10/01/24	43	42,275
4.50%, 02/01/25	25	25,168
4.50%, 04/01/25	41	40,777
4.50%, 06/01/25	208	205,145
4.50%, 08/01/31	976	958,205
4.50%, 08/01/34	264	257,549
4.50%, 12/18/38(h)	4,200	4,095,286
4.50%, 09/01/40	2,623	2,540,959
4.50%, 12/01/40	1,528	1,480,231
4.50%, 01/01/41	3,061	2,965,047
4.50%, 05/01/41	2,026	1,960,441
4.50%, 06/01/41	11,515	11,265,371
4.50%, 08/01/41	4,126	3,987,247
4.50%, 09/01/41	1,341	1,296,182
4.50%, 01/01/42	1,382	1,334,757
4.50%, 09/01/42	1,283	1,237,913
4.50%, 08/01/43	2,179	2,096,712
4.50%, 12/01/43	73	70,532
4.50%, 03/01/44	13	12,517
4.50%, 04/01/44	3,753	3,603,420
4.50%, 06/01/44	729	705,264
4.50%, 12/01/44	266	255,509
4.50%, 02/01/45	1,479	1,423,819
4.50%, 08/01/45	2,024	1,948,569
4.50%, 10/01/45	373	359,994
4.50%, 11/01/45	186	178,047
4.50%, 12/01/45	600	576,772
4.50%, 01/01/46	73	69,960
4.50%, 02/01/46	7,607	7,369,562
4.50%, 03/01/46	1,303	1,261,203
4.50%, 04/01/46	258	248,896
4.50%, 05/01/46	113	107,554
4.50%, 06/01/46	4	4,086
4.50%, 07/01/46	27	25,782
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/46	$1,869	$1,790,850
4.50%, 09/01/46	697	673,097
4.50%, 10/01/46	898	859,867
4.50%, 01/01/47	403	385,101
4.50%, 02/01/47	147	140,951
4.50%, 03/01/47	1,693	1,622,930
4.50%, 04/01/47	5,144	4,930,136
4.50%, 06/01/47	2,779	2,657,891
4.50%, 07/01/47	20	18,778
4.50%, 08/01/47	226	215,443
4.50%, 10/01/47	6,557	6,283,701
4.50%, 01/01/48	9,550	9,112,822
4.50%, 02/01/48	990	947,801
4.50%, 03/01/48	5,391	5,148,193
4.50%, 04/01/48	2,540	2,428,156
4.50%, 05/01/48	5,301	5,052,651
4.50%, 06/01/48	3,434	3,290,859
4.50%, 07/01/48	2,013	1,914,629
4.50%, 08/01/48	9,583	9,173,498
4.50%, 09/01/48	271	257,452
4.50%, 10/01/48	12,470	11,875,193
4.50%, 11/01/48	4,658	4,432,379
4.50%, 12/01/48	17,634	16,834,002
4.50%, 01/01/49	5,492	5,229,647
4.50%, 02/01/49	6,784	6,454,110
4.50%, 03/01/49	714	681,002
4.50%, 04/01/49	12,412	11,869,293
4.50%, 05/01/49	10,509	9,989,974
4.50%, 07/01/49	797	755,839
4.50%, 08/01/49	174	164,745
4.50%, 09/01/50	37,093	35,289,926
4.50%, 05/01/52	10,341	9,788,437
4.50%, 06/01/52	47,489	44,484,859
4.50%, 07/01/52	2,385	2,234,656
4.50%, 08/01/52	5,537	5,188,509
4.50%, 09/01/52	73,340	68,883,456
4.50%, 10/01/52	102,316	96,229,470
4.50%, 11/01/52	28,413	26,616,238
4.50%, 12/01/52	168,875	158,832,433
4.50%, 04/01/53	17,748	16,626,621
4.50%, 12/13/53(h)	177,595	166,279,247
5.00%, 09/01/33	83	82,854
5.00%, 11/01/33	2,428	2,413,625
5.00%, 06/01/35	120	119,087
5.00%, 10/01/35	44	43,899
5.00%, 12/01/36	35	34,978
5.00%, 12/18/38(h)	975	964,426
5.00%, 05/01/39	27	26,836
5.00%, 06/01/39	494	491,263
5.00%, 12/01/39	76	75,792
5.00%, 01/01/40	2	1,742
5.00%, 03/01/40	1,340	1,329,185
5.00%, 04/01/40	215	213,250
5.00%, 05/01/40	13	13,005
5.00%, 06/01/40	122	120,322
5.00%, 07/01/40	775	769,056
5.00%, 08/01/40	1,111	1,103,202
5.00%, 09/01/40	9	9,233
5.00%, 10/01/40	34	33,246
5.00%, 04/01/41	545	541,084
5.00%, 05/01/41	2,218	2,200,849

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/41	$573	$567,938
5.00%, 08/01/41	1,018	1,009,779
5.00%, 10/01/41	2,665	2,643,054
5.00%, 01/01/42	13,860	13,752,742
5.00%, 05/01/42	4,994	4,955,467
5.00%, 09/01/47	435	425,494
5.00%, 02/01/48	1,547	1,514,244
5.00%, 03/01/48	1,355	1,327,141
5.00%, 04/01/48	2,165	2,120,709
5.00%, 05/01/48	1,820	1,779,756
5.00%, 07/01/48	2,257	2,208,692
5.00%, 09/01/48	1,634	1,597,922
5.00%, 01/01/49	128	124,814
5.00%, 04/01/49	6,608	6,461,942
5.00%, 05/01/49	27	26,797
5.00%, 06/01/49	248	242,226
5.00%, 09/01/49	65	63,518
5.00%, 10/01/49	178	174,408
5.00%, 08/01/52	15,135	14,627,458
5.00%, 09/01/52	25,833	24,999,023
5.00%, 10/01/52	31,884	30,764,627
5.00%, 11/01/52	37,155	35,892,397
5.00%, 12/01/52	24,969	24,165,935
5.00%, 01/01/53	45,412	43,782,436
5.00%, 02/01/53	52,034	50,098,295
5.00%, 03/01/53	28,617	27,704,922
5.00%, 04/01/53	93,112	89,653,913
5.00%, 05/01/53	63,021	60,669,695
5.00%, 06/01/53	54,197	52,171,256
5.00%, 08/01/53	10,655	10,256,746
5.00%, 12/13/53(h)	122,245	117,631,885
5.50%, 05/01/33	899	908,511
5.50%, 11/01/33	1,847	1,866,202
5.50%, 09/01/34	2,751	2,788,656
5.50%, 09/01/36	201	203,463
5.50%, 03/01/38	169	172,252
5.50%, 06/01/38	4,588	4,661,550
5.50%, 11/01/38	351	356,860
5.50%, 07/01/40	1,171	1,189,671
5.50%, 09/01/41	28,972	29,280,980
5.50%, 01/01/47	2,310	2,347,492
5.50%, 12/01/48	214	215,267
5.50%, 09/01/52	13,215	13,200,158
5.50%, 11/01/52	14,645	14,511,874
5.50%, 12/01/52	62,276	61,828,094
5.50%, 01/01/53	82,915	82,365,980
5.50%, 02/01/53	59,874	59,215,216
5.50%, 03/01/53	68,128	67,584,032
5.50%, 04/01/53	37,236	36,729,799
5.50%, 05/01/53	67,989	67,029,997
5.50%, 06/01/53	17,029	16,873,315
5.50%, 12/13/53(h)	99,255	97,796,232
6.00%, 03/01/34	1,515	1,562,713
6.00%, 05/01/34	131	135,014
6.00%, 08/01/34	253	261,695
6.00%, 11/01/34	82	84,879
6.00%, 09/01/36	346	359,353
6.00%, 08/01/37	830	862,121
6.00%, 03/01/38	287	297,633
6.00%, 05/01/38	138	142,942
6.00%, 09/01/38	111	115,553
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 06/01/39	$2,172	$2,241,728
6.00%, 10/01/39	144	149,981
6.00%, 07/01/41	1,213	1,260,009
6.00%, 02/01/49	5,861	6,088,958
6.00%, 12/13/53(h)	152,850	153,274,383
6.50%, 08/01/36	20	21,484
6.50%, 09/01/36	161	169,208
6.50%, 10/01/36	22	23,513
6.50%, 12/01/36	33	34,733
6.50%, 07/01/37	39	40,972
6.50%, 08/01/37	1,821	1,911,957
6.50%, 10/01/37	70	72,883
6.50%, 11/01/37	18	18,815
6.50%, 12/01/37	556	582,257
6.50%, 06/01/38	15	16,072
6.50%, 10/01/39	490	514,048
6.50%, 05/01/40	15	15,886
6.50%, 12/13/53(h)	263,950	268,115,427
7.00%, 04/01/37	625	667,199
		26,118,326,546
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,590,159
1.50%, 08/15/24	1,000	973,645
2.13%, 12/14/29	70	60,887
2.50%, 12/08/23	1,000	999,410
2.75%, 12/13/24	250	243,891
2.88%, 09/13/24	1,000	981,553
3.13%, 06/13/25	980	952,609
3.25%, 11/16/28	25,470	24,253,627
5.50%, 07/15/36	7,900	8,469,780
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(b)	73,453	82,318,818
6.75%, 03/15/31	21,820	24,702,937
Federal National Mortgage Association
0.38%, 08/25/25	24,991	23,163,413
0.63%, 04/22/25	5,000	4,709,050
0.88%, 08/05/30	17,530	13,832,515
1.63%, 01/07/25	13,020	12,540,788
1.75%, 07/02/24	1,550	1,518,148
1.88%, 09/24/26	1,285	1,196,149
2.50%, 02/05/24(b)	200	198,937
2.63%, 09/06/24	39,730	38,931,672
5.63%, 07/15/37	795	862,151
6.25%, 05/15/29	580	630,183
6.63%, 11/15/30	8,180	9,166,690
7.13%, 01/15/30	10,000	11,352,362
7.25%, 05/15/30	17,396	20,007,330
Tennessee Valley Authority
1.50%, 09/15/31	1,000	786,889
3.50%, 12/15/42(b)	525	415,554
4.63%, 09/15/60	1,000	896,000
4.88%, 01/15/48	8,035	7,628,491
5.25%, 09/15/39	458	461,723
5.50%, 06/15/38	10,000	10,325,268
5.88%, 04/01/36 (Call 04/01/24)	95	103,225
6.15%, 01/15/38	3,553	3,912,179
7.13%, 05/01/30	3,556	4,014,289
Series B, 4.70%, 07/15/33.	1,500	1,495,409

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Series E, 6.75%, 11/01/25	$7,000	$7,232,952
		325,928,683
U.S. Government Obligations — 41.8%
U.S. Treasury Note/Bond
0.25%, 05/31/25	106,410	99,281,361
0.25%, 06/30/25	4,100	3,813,160
0.25%, 07/31/25	184,800	171,337,032
0.25%, 08/31/25	210,050	194,123,944
0.25%, 09/30/25(b)	116,300	107,191,348
0.25%, 10/31/25	194,300	178,467,587
0.38%, 04/30/25	44,000	41,253,438
0.38%, 11/30/25	457,800	420,353,393
0.38%, 12/31/25	210,900	193,270,078
0.38%, 01/31/26	648,200	591,786,344
0.38%, 07/31/27	119,700	103,540,500
0.38%, 09/30/27	5,000	4,299,219
0.50%, 03/31/25	20,000	18,842,188
0.50%, 02/28/26	204,700	186,932,681
0.50%, 04/30/27	93,800	82,258,204
0.50%, 05/31/27	108,400	94,790,719
0.50%, 06/30/27	136,900	119,359,687
0.50%, 08/31/27	155,022	134,385,130
0.50%, 10/31/27	202,200	174,207,937
0.63%, 07/31/26	76,400	69,022,625
0.63%, 03/31/27	75,600	66,781,969
0.63%, 11/30/27	197,000	170,127,969
0.63%, 12/31/27	187,400	161,427,531
0.63%, 05/15/30	270,400	214,038,500
0.63%, 08/15/30	396,000	310,798,125
0.75%, 03/31/26	20,500	18,795,938
0.75%, 04/30/26	94,000	85,907,187
0.75%, 05/31/26	71,500	65,159,961
0.75%, 08/31/26	244,200	220,810,219
0.75%, 01/31/28	496,300	428,524,031
0.88%, 06/30/26	170,000	155,204,687
0.88%, 09/30/26	190,610	172,725,422
0.88%, 11/15/30	163,800	130,221,000
1.00%, 12/15/24	165,200	158,256,437
1.00%, 07/31/28	200,000	172,000,000
1.13%, 01/15/25	157,460	150,626,482
1.13%, 02/28/25	83,700	79,747,137
1.13%, 10/31/26	171,100	155,660,899
1.13%, 02/28/27	40,300	36,342,414
1.13%, 02/29/28	132,340	115,849,196
1.13%, 08/31/28	273,600	236,151,000
1.13%, 02/15/31	257,200	207,447,875
1.13%, 05/15/40	156,500	92,775,156
1.13%, 08/15/40	58,000	34,084,063
1.25%, 11/30/26	214,900	195,726,891
1.25%, 12/31/26	191,230	174,019,300
1.25%, 03/31/28	216,000	189,658,126
1.25%, 04/30/28	169,100	148,187,087
1.25%, 05/31/28	229,110	200,274,360
1.25%, 06/30/28	212,175	185,072,960
1.25%, 09/30/28	317,000	274,626,017
1.25%, 08/15/31	318,900	254,970,516
1.25%, 05/15/50	205,900	101,116,203
1.38%, 08/31/26	42,500	39,106,641
1.38%, 10/31/28	185,000	160,892,187
1.38%, 12/31/28	196,730	170,309,777
1.38%, 11/15/31	400,250	320,825,391
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 11/15/40	$284,800	$174,440,000
1.38%, 08/15/50	18,100	9,199,891
1.50%, 11/30/24	290,100	279,651,869
1.50%, 02/15/25	152,720	146,348,712
1.50%, 08/15/26	382,000	353,021,721
1.50%, 01/31/27	325,280	297,453,314
1.50%, 11/30/28	284,200	248,253,142
1.50%, 02/15/30	83,185	70,395,306
1.63%, 02/15/26	207,890	194,945,600
1.63%, 05/15/26	270,000	251,775,000
1.63%, 09/30/26	44,500	41,183,359
1.63%, 10/31/26	76,300	70,410,594
1.63%, 11/30/26	81,200	74,799,157
1.63%, 08/15/29	54,000	46,781,719
1.63%, 05/15/31	390,910	324,272,061
1.63%, 11/15/50	229,500	125,041,641
1.75%, 12/31/24	140,400	135,392,766
1.75%, 03/15/25	101,700	97,560,493
1.75%, 12/31/26	91,870	84,893,622
1.75%, 01/31/29	170,700	150,402,703
1.75%, 08/15/41	271,420	174,641,806
1.88%, 06/30/26	80,000	74,912,500
1.88%, 07/31/26	49,900	46,609,719
1.88%, 02/28/27	178,100	164,450,306
1.88%, 02/28/29	159,200	140,904,438
1.88%, 02/15/32	422,760	351,022,912
1.88%, 02/15/41	130,200	86,705,062
1.88%, 02/15/51	575,700	334,895,484
1.88%, 11/15/51	233,450	135,255,094
2.00%, 02/15/25	180,068	173,603,840
2.00%, 08/15/25	184,515	176,031,635
2.00%, 11/15/26	181,000	168,796,642
2.00%, 11/15/41	103,260	69,200,334
2.00%, 02/15/50	102,000	61,678,125
2.00%, 08/15/51	466,600	279,595,469
2.13%, 11/30/24	76,050	73,774,442
2.13%, 05/15/25	206,000	197,856,562
2.13%, 05/31/26	105,300	99,335,743
2.25%, 12/31/24	75,300	73,011,586
2.25%, 11/15/25	167,829	160,119,355
2.25%, 03/31/26	88,500	83,964,375
2.25%, 02/15/27	161,206	150,777,893
2.25%, 08/15/27	146,750	136,053,302
2.25%, 11/15/27	153,750	142,026,562
2.25%, 05/15/41	276,900	195,820,219
2.25%, 08/15/46	118,960	78,048,913
2.25%, 08/15/49	106,500	68,492,813
2.25%, 02/15/52	252,900	161,144,719
2.38%, 04/30/26	124,400	118,218,875
2.38%, 05/15/27	190,870	178,508,186
2.38%, 03/31/29	244,200	221,458,875
2.38%, 05/15/29	191,600	173,353,095
2.38%, 02/15/42	141,000	100,440,469
2.38%, 11/15/49	229,400	151,726,594
2.38%, 05/15/51	136,000	89,356,250
2.50%, 01/31/25	35,340	34,306,029
2.50%, 02/28/26	92,350	88,201,465
2.50%, 03/31/27	109,200	102,793,032
2.50%, 02/15/45	50,824	35,656,213
2.50%, 02/15/46	152,800	105,981,125
2.50%, 05/15/46	123,517	85,458,324

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.63%, 03/31/25	$5,000	$4,847,070
2.63%, 04/15/25	97,100	94,080,797
2.63%, 12/31/25	86,500	83,012,969
2.63%, 01/31/26	86,000	82,445,782
2.63%, 05/31/27	132,700	125,049,016
2.63%, 02/15/29	211,491	194,555,198
2.63%, 07/31/29	145,500	132,916,524
2.75%, 02/28/25	90,500	87,990,040
2.75%, 05/15/25	158,200	153,324,227
2.75%, 06/30/25	141,900	137,376,937
2.75%, 08/31/25	140,808	135,984,226
2.75%, 04/30/27	169,300	160,411,750
2.75%, 07/31/27	119,500	112,862,149
2.75%, 02/15/28	222,702	208,904,916
2.75%, 05/31/29	285,900	263,586,400
2.75%, 08/15/32	404,850	357,722,930
2.75%, 08/15/42	106,523	80,524,730
2.75%, 11/15/42	128,580	96,836,812
2.75%, 08/15/47	219,000	157,816,875
2.75%, 11/15/47	158,550	114,180,773
2.88%, 04/30/25	48,000	46,625,625
2.88%, 05/31/25	116,800	113,410,062
2.88%, 06/15/25	277,400	269,121,344
2.88%, 07/31/25	183,900	178,117,207
2.88%, 11/30/25	110,400	106,570,500
2.88%, 05/15/28	252,994	237,972,481
2.88%, 08/15/28	219,930	206,218,739
2.88%, 04/30/29	176,320	163,853,626
2.88%, 05/15/32	489,500	438,331,953
2.88%, 05/15/43	121,184	92,630,020
2.88%, 08/15/45	153,125	114,532,715
2.88%, 11/15/46	54,000	40,052,813
2.88%, 05/15/49	42,000	30,896,250
2.88%, 05/15/52	205,000	150,675,000
3.00%, 07/15/25	161,030	156,375,227
3.00%, 09/30/25	101,200	98,096,797
3.00%, 10/31/25	106,600	103,260,422
3.00%, 05/15/42	43,150	34,041,305
3.00%, 11/15/44	99,727	76,774,208
3.00%, 05/15/45	121,400	93,060,687
3.00%, 11/15/45(b)	65,100	49,689,609
3.00%, 02/15/47	116,190	88,013,925
3.00%, 05/15/47	152,118	115,110,543
3.00%, 02/15/48	154,550	116,612,805
3.00%, 08/15/48	160,190	120,768,242
3.00%, 02/15/49	32,400	24,426,563
3.00%, 08/15/52	203,680	153,746,575
3.13%, 08/15/25	142,420	138,481,197
3.13%, 08/31/27	9,200	8,798,938
3.13%, 11/15/28	207,515	196,280,009
3.13%, 08/31/29	208,900	195,811,109
3.13%, 11/15/41	53,900	43,675,844
3.13%, 02/15/42	71,800	57,967,281
3.13%, 02/15/43	76,200	60,757,594
3.13%, 08/15/44	60,519	47,658,713
3.13%, 05/15/48	149,460	115,411,144
3.25%, 06/30/27	100,000	96,234,375
3.25%, 06/30/29	175,480	165,897,148
3.25%, 05/15/42	155,200	127,094,250
3.38%, 05/15/33(b)	366,927	339,350,143
3.38%, 08/15/42	46,000	38,280,625
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.38%, 05/15/44	$84,200	$69,215,031
3.38%, 11/15/48	156,450	126,431,156
3.50%, 09/15/25	136,970	133,941,680
3.50%, 01/31/28	150,803	145,913,685
3.50%, 04/30/28	163,870	158,377,795
3.50%, 01/31/30	175,000	166,851,562
3.50%, 04/30/30	195,600	186,202,032
3.50%, 02/15/33	369,684	345,770,066
3.50%, 02/15/39	24,000	21,240,000
3.63%, 05/15/26	331,122	324,059,790
3.63%, 03/31/28	145,906	141,813,793
3.63%, 05/31/28	148,400	144,214,657
3.63%, 03/31/30	198,200	190,086,187
3.63%, 08/15/43	73,600	63,204,000
3.63%, 02/15/44	83,950	71,855,953
3.63%, 02/15/53	241,216	205,938,160
3.63%, 05/15/53	241,396	206,204,989
3.75%, 04/15/26	345,000	338,639,062
3.75%, 05/31/30	173,000	166,972,031
3.75%, 06/30/30	203,097	195,988,605
3.75%, 08/15/41	52,000	46,231,250
3.75%, 11/15/43	36,600	31,956,375
3.88%, 03/31/25	119,300	117,547,781
3.88%, 04/30/25	153,247	150,960,268
3.88%, 01/15/26	281,900	277,517,337
3.88%, 11/30/27	162,801	159,850,232
3.88%, 12/31/27	162,637	159,689,204
3.88%, 09/30/29	233,630	227,643,231
3.88%, 11/30/29	192,418	187,442,192
3.88%, 12/31/29	170,878	166,419,152
3.88%, 08/15/33	399,916	384,919,150
3.88%, 08/15/40	80,516	73,282,141
3.88%, 02/15/43	173,599	154,882,858
3.88%, 05/15/43	172,765	154,003,801
4.00%, 12/15/25	181,837	179,407,772
4.00%, 02/15/26	325,360	321,038,812
4.00%, 02/29/28	159,754	157,607,306
4.00%, 06/30/28	145,756	143,808,792
4.00%, 10/31/29	165,150	161,988,927
4.00%, 02/28/30	202,432	198,351,730
4.00%, 07/31/30	170,829	167,252,268
4.00%, 11/15/42	166,665	151,560,984
4.00%, 11/15/52	234,889	214,886,734
4.13%, 01/31/25	144,438	142,829,999
4.13%, 06/15/26	331,572	328,333,994
4.13%, 09/30/27	267,000	264,559,454
4.13%, 10/31/27	94,214	93,352,826
4.13%, 07/31/28	143,800	142,631,625
4.13%, 08/31/30	174,215	171,792,323
4.13%, 11/15/32	367,327	360,783,988
4.13%, 08/15/53	259,776	243,174,690
4.25%, 12/31/24	186,000	184,190,860
4.25%, 05/31/25	139,146	137,787,153
4.25%, 10/15/25	145,620	144,271,878
4.25%, 05/15/39	37,340	36,015,597
4.25%, 11/15/40	28,889	27,521,286
4.38%, 08/15/26	203,944	203,227,010
4.38%, 08/31/28	166,500	166,981,290
4.38%, 11/30/28	13,131	13,185,371
4.38%, 11/30/30	151,484	151,673,355
4.38%, 02/15/38	32,000	31,710,000

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 11/15/39	$50,933	$49,643,758
4.38%, 05/15/40	32,403	31,476,477
4.38%, 05/15/41	15,949	15,403,245
4.38%, 08/15/43	179,698	171,892,368
4.50%, 11/30/24	95,900	95,236,942
4.50%, 11/15/25	151,817	151,188,383
4.50%, 07/15/26	387,273	387,061,212
4.50%, 11/15/33	144,576	146,450,970
4.50%, 02/15/36(b)	27,685	28,134,881
4.50%, 05/15/38	47,000	47,022,031
4.50%, 08/15/39	50,207	49,759,844
4.63%, 02/28/25	154,300	153,474,254
4.63%, 06/30/25	116,370	115,924,522
4.63%, 03/15/26	322,180	322,305,853
4.63%, 09/15/26	211,456	212,199,401
4.63%, 10/15/26	224,788	225,630,955
4.63%, 11/15/26	193,855	194,718,262
4.63%, 09/30/28	170,942	173,239,033
4.63%, 09/30/30	179,070	181,867,969
4.63%, 02/15/40	45,950	46,064,875
4.75%, 07/31/25	7,400	7,387,570
4.75%, 02/15/37	21,977	22,821,741
4.75%, 02/15/41	91,158	92,240,501
4.75%, 11/15/43	24,120	24,312,206
4.75%, 11/15/53	88,817	92,369,680
4.88%, 11/30/25	33,082	33,191,843
4.88%, 10/31/28	196,360	201,269,000
4.88%, 10/31/30	185,238	190,939,857
5.00%, 09/30/25	122,628	123,087,855
5.00%, 10/31/25	232,398	233,487,366
5.00%, 05/15/37	53,658	56,902,632
5.25%, 11/15/28	29,377	30,513,064
5.25%, 02/15/29	60,090	62,343,375
5.50%, 08/15/28	77,000	80,681,563
6.00%, 02/15/26	9,468	9,699,522
6.13%, 08/15/29	14,600	15,854,688
6.25%, 05/15/30	5,000	5,514,063
6.50%, 11/15/26	26,950	28,352,242
6.63%, 02/15/27	28,800	30,584,250
6.75%, 08/15/26	14,400	15,153,750
6.88%, 08/15/25	6,265	6,455,397
		39,995,338,645

Total U.S. Government & Agency Obligations — 69.5%
(Cost: $74,220,295,332)		66,439,593,874

Total Long-Term Investments — 99.1%
(Cost: $106,133,473,210)		94,818,206,577

Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(i)(j)	3,205,342,467	3,206,945,138
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(i)(j)(k)	602,865,985	$602,865,985

Total Short-Term Securities — 4.0%
(Cost: $3,808,230,093)		3,809,811,123

Total Investments Before TBA Sales Commitments — 103.1%
(Cost: $109,941,703,303)		98,628,017,700

	Par (000)

TBA Sales Commitments(h)

Mortgage-Backed Securities — (0.4)%
Government National Mortgage Association
6.00%, 12/20/53	(34,700)	(34,948,618)
6.50%, 12/20/53	(23,325)	(23,719,520)
Uniform Mortgage-Backed Securities
2.50%, 12/13/53	(54,075)	(43,775,402)
3.00%, 12/15/37	(17,000)	(15,661,250)
3.50%, 12/13/52	(84,975)	(74,503,814)
4.50%, 12/13/53	(36,550)	(34,221,158)
5.00%, 12/13/53	(68,225)	(65,650,352)
6.00%, 12/13/53	(69,025)	(69,216,646)

Total TBA Sales Commitments — (0.4)%
(Proceeds: $(358,575,967))		(361,696,760)

Total Investments, Net of TBA Sales Commitments — 102.7%
(Cost: $109,583,127,336)		98,266,320,940

Liabilities in Excess of Other Assets — (2.7)%		(2,650,180,577)

Net Assets — 100.0%		$95,616,140,363

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Represents or includes a TBA transaction.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti-tutional, SL Agency Shares	$3,824,049,590	$—	$(616,580,560	)(a)	$349,202	$(873,094)	$3,206,945,138	3,205,342,467	$147,423,917		$—
BlackRock Cash Funds: Trea-sury, SL Agency Shares	642,810,889	—	(39,944,904	)(a)	—	—	602,865,985	602,865,985	3,754,285	(b)	—
					$349,202	$(873,094)	$3,809,811,123		$151,178,202		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$345,639,500	$—	$345,639,500
Collaterized Mortgage Obligations	—	975,206,424	—	975,206,424
Corporate Bonds & Notes	—	24,607,427,815	—	24,607,427,815
Foreign Government Obligations	—	1,910,460,179	—	1,910,460,179
Municipal Debt Obligations	—	539,878,785	—	539,878,785
U.S. Government & Agency Obligations.	—	66,439,593,874	—	66,439,593,874
Short-Term Securities
Money Market Funds	3,809,811,123	—	—	3,809,811,123
Liabilities
Investments
TBA Sales Commitments	—	(361,696,760)	—	(361,696,760)
	$3,809,811,123	$94,456,509,817	$—	$98,266,320,940

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2023

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
BAB	Build America Bond	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	REIT	Real Estate Investment Trust
CMT	Constant Maturity Treasury	SAP	Subject to Appropriations
GO	General Obligation	SCA	Svenska Celluosa Aktiebolaget
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
NPFGC	National Public Finance Guarantee Corp.